SEC  REGISTRATION  NOS.
2-75106  AND  811-3334

SECURITIES  AND  EXCHANGE  COMMISSION
WASHINGTON,  D.C.  20549

                                   FORM  N-1A

REGISTRATION  STATEMENT  UNDER  THE
SECURITIES  ACT  OF  1933

POST-EFFECTIVE  AMENDMENT  NO.  30             XX

AND/OR

REGISTRATION  STATEMENT  UNDER  THE
INVESTMENT  COMPANY  ACT  OF  1940

AMENDMENT  NO.  30                            XX

                         CALVERT  SOCIAL  INVESTMENT  FUND
               (EXACT  NAME  OF  REGISTRANT  AS  SPECIFIED  IN  CHARTER)

                             4550  MONTGOMERY  AVENUE
                                  SUITE  1000N
                            BETHESDA,  MARYLAND  20814
                    (ADDRESS  OF  PRINCIPAL  EXECUTIVE  OFFICES)

                 REGISTRANT'S  TELEPHONE  NUMBER:  (301)  951-4800

                           WILLIAM  M.  TARTIKOFF,  ESQ.
                             4550  MONTGOMERY  AVENUE
                                  SUITE  1000N
                            BETHESDA,  MARYLAND  20814
                    (NAME  AND  ADDRESS  OF  AGENT  FOR  SERVICE)

IT  IS  PROPOSED  THAT  THIS  FILING  WILL  BECOME  EFFECTIVE


___IMMEDIATELY  UPON  FILING                 XX  ON  JANUARY  31,  2000
PURSUANT  TO  PARAGRAPH  (B)                   PURSUANT  TO  PARAGRAPH  (B)

___60  DAYS  AFTER  FILING                     ___ON  (DATE)
PURSUANT  TO  PARAGRAPH  (A)                   PURSUANT  TO  PARAGRAPH  (A)

CALVERT
SOCIALLY  RESPONSIBLE
PROSPECTUS

-CALVERT  SOCIAL  INVESTMENT  FUND
-CALVERT  CAPITAL  ACCUMULATION  FUND
-CALVERT  NEW  VISION  SMALL  CAP  FUND
-CALVERT  WORLD  VALUES  INTERNATIONAL  EQUITY  FUND

JANUARY  31,  2000

PROSPECTUS
JANUARY  31,  2000
FUNDS  IN  THIS  PROSPECTUS
EQUITY  FUNDS
CALVERT  SOCIAL  INVESTMENT  FUND  (CSIF)
     CSIF  BALANCED
     CSIF  MANAGED  INDEX
     CSIF  EQUITY
CALVERT  CAPITAL  ACCUMULATION
CALVERT  WORLD  VALUES
     INTERNATIONAL  EQUITY
CALVERT  NEW  VISION
     SMALL  CAP
BOND  AND  MONEY  MARKET  FUNDS
CALVERT  SOCIAL  INVESTMENT  FUND  (CSIF)
     CSIF  BOND
     CSIF  MONEY  MARKET
ABOUT  THE  FUNDS
2     INVESTMENT  OBJECTIVE,  STRATEGY,
     PAST  PERFORMANCE
24     FEES  AND  EXPENSES
28     PRINCIPAL  INVESTMENT  PRACTICES
     AND  RISKS

ABOUT  SOCIAL  INVESTING
32     INVESTMENT  SELECTION  PROCESS
33     SOCIALLY  RESPONSIBLE  INVESTMENT
     CRITERIA
37     HIGH  SOCIAL  IMPACT  INVESTMENTS
37     SPECIAL  EQUITIES

ABOUT  YOUR  INVESTMENT
38     SUBADVISORS  AND  PORTFOLIO
     MANAGERS
40     ADVISORY  FEES
41     HOW  TO  BUY  SHARES
41     GETTING  STARTED

41     CHOOSING  A  SHARE  CLASS
43     CALCULATION  OF  CDSC/WAIVER
44     DISTRIBUTION  AND  SERVICE  FEES
45     NEXT  STEP  -  ACCOUNT  APPLICATION
46     IMPORTANT  -  HOW  SHARES  ARE
     PRICED
46     WHEN  YOUR  ACCOUNT  WILL  BE
     CREDITED
47     OTHER  CALVERT  GROUP  FEATURES
     (EXCHANGES,  MINIMUM  ACCOUNT
     BALANCE,  ETC.)
50     DIVIDENDS,  CAPITAL  GAINS
     AND  TAXES
51     HOW  TO  SELL  SHARES
53     FINANCIAL  HIGHLIGHTS
66     EXHIBIT  A-  REDUCED  SALES  CHARGES
     (CLASS  A)
68     EXHIBIT  B-  SERVICE  FEES  AND
     OTHER  ARRANGEMENTS  WITH  DEALERS

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CSIF  BALANCED
(NOTE:  FORMERLY  KNOWN  AS  CSIF  MANAGED  GROWTH)
ADVISOR     CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.
SUBADVISORS     BROWN  CAPITAL  MANAGEMENT,  INC.
     NCM  CAPITAL  MANAGEMENT,  INC.

OBJECTIVE
CSIF BALANCED SEEKS TO ACHIEVE A COMPETITIVE TOTAL RETURN THROUGH AN ACTIVELY MANAGED PORTFOLIO OF STOCKS, BONDS AND MONEY MARKET INSTRUMENTS WHICH OFFER INCOME AND CAPITAL GROWTH OPPORTUNITY AND WHICH SATISFY THE INVESTMENT AND SOCIAL CRITERIA.

PRINCIPAL  INVESTMENT  STRATEGIES
THE FUND TYPICALLY INVESTS ABOUT 60% OF ITS ASSETS IN STOCKS AND 40% IN BONDS OR OTHER FIXED-INCOME INVESTMENTS. STOCK INVESTMENTS ARE PRIMARILY COMMON STOCK IN LARGE-CAP COMPANIES, WHILE THE FIXED-INCOME INVESTMENTS ARE PRIMARILY A WIDE VARIETY OF INVESTMENT GRADE BONDS.

CSIF BALANCED INVESTS IN A COMBINATION OF STOCKS, BONDS AND MONEY MARKET INSTRUMENTS IN AN ATTEMPT TO PROVIDE A COMPLETE INVESTMENT PORTFOLIO IN A SINGLE PRODUCT. THE ADVISOR REBALANCES THE FUND QUARTERLY TO ADJUST FOR CHANGES IN MARKET VALUE. THE FUND IS A LARGE-CAP, GROWTH-ORIENTED U.S. DOMESTIC PORTFOLIO, ALTHOUGH IT MAY HAVE OTHER INVESTMENTS, INCLUDING SOME FOREIGN SECURITIES AND SOME MID-CAP STOCKS. FOR THE EQUITY PORTION, THE FUND SEEKS COMPANIES WITH BETTER THAN AVERAGE EXPECTED GROWTH RATES AT LOWER THAN AVERAGE VALUATIONS. THE FIXED-INCOME PORTION REFLECTS AN ACTIVE TRADING STRATEGY, SEEKING TOTAL RETURN, AND FOCUSES ON A DURATION TARGET APPROXIMATING THE LEHMAN AGGREGATE BOND INDEX.

EQUITY INVESTMENTS ARE SELECTED BY THE TWO SUBADVISORS, WHILE THE ADVISOR MANAGES THE FIXED-INCOME ASSETS AND DETERMINES THE OVERALL MIX FOR THE FUND DEPENDING UPON ITS VIEW OF MARKET CONDITIONS AND ECONOMIC OUTLOOK.

THE FUND INVESTS WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. SEE "INVESTMENT SELECTION PROCESS."

PRINCIPAL  RISKS
YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND, OR THE FUND COULD UNDERPERFORM FOR ANY OF THE FOLLOWING REASONS:

-     THE  STOCK  OR  BOND  MARKET  GOES  DOWN
-     THE  INDIVIDUAL  STOCKS  AND  BONDS  IN THE FUND DO NOT PERFORM AS WELL AS
EXPECTED
- FOR THE FIXED-INCOME PORTION OF THE FUND, THE ADVISOR'S FORECAST AS TO INTEREST RATES IS NOT CORRECT
- FOR THE FOREIGN SECURITIES HELD IN THE FUND, IF FOREIGN CURRENCY VALUES GO DOWN VERSUS THE U.S. DOLLAR
- THE ADVISOR'S ALLOCATION AMONG DIFFERENT SECTORS OF THE STOCK AND BOND MARKETS DOES NOT PERFORM AS WELL AS EXPECTED

THE ACTIVE TRADING STRATEGY FOR THE FIXED-INCOME PORTION OF THE FUND MAY CAUSE THE FUND TO HAVE, RELATIVE TO OTHER BALANCED FUNDS, A HIGH AMOUNT OF SHORT-TERM CAPITAL GAINS, WHICH ARE TAXABLE TO YOU AT THE ORDINARY INCOME TAX RATE.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

CSIF  BALANCED  PERFORMANCE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE CHART AND TABLE PROVIDE SOME INDICATION OF THE RISKS OF INVESTING IN THE FUND. THE CHART SHOWS HOW THE PERFORMANCE OF THE CLASS A SHARES HAS VARIED FROM YEAR TO YEAR. THE TABLE COMPARES THE FUND'S PERFORMANCE OVER TIME TO THAT OF THE STANDARD & POOR'S 500 INDEX AND THE LEHMAN AGGREGATE BOND INDEX, A WIDELY RECOGNIZED, UNMANAGED INDEX OF COMMON STOCK AND BONDS PRICES, RESPECTIVELY. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE LIPPER BALANCED FUND INDEX, A COMPOSITE INDEX OF THE ANNUAL RETURN OF MUTUAL FUNDS THAT HAVE AN INVESTMENT GOAL SIMILAR TO THAT OF THE FUND. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

THE RETURN FOR THE FUND'S OTHER CLASSES OF SHARES OFFERED BY THIS PROSPECTUS WILL DIFFER FROM THE CLASS A RETURNS SHOWN IN THE BAR CHART, DEPENDING UPON THE EXPENSES OF THAT CLASS. THE BAR CHART DOES NOT REFLECT ANY SALES CHARGE THAT YOU MAY BE REQUIRED TO PAY UPON PURCHASE OR REDEMPTION OF THE FUND'S SHARES. ANY SALES CHARGE WILL REDUCE YOUR RETURN. THE AVERAGE TOTAL RETURN TABLE SHOWS RETURNS WITH THE MAXIMUM SALES CHARGE DEDUCTED. NO SALES CHARGE HAS BEEN APPLIED TO THE INDICES USED FOR COMPARISON IN THE TABLE.

CSIF  BALANCED
YEAR-BY-YEAR  TOTAL  RETURN
(CLASS  A  RETURN  AT  NAV)

[INSERT  BAR  CHART  HERE]

BEST  QUARTER  (OF  PERIODS  SHOWN)      Q4  '98     12.42%
WORST  QUARTER  (OF  PERIODS  SHOWN)     Q3  '98     (6.47%)

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12-31-99)
(WITH  MAXIMUM  SALES  CHARGE  DEDUCTED)

                            1  YEAR     5 YEAR   10  YEAR
CSIF  BALANCED:  CLASS  A     1.73%     14.29%     9.75%
CSIF  BALANCED:  CLASS  B     0.54%     N/A         N/A
CSIF  BALANCED:  CLASS  C     4.76%     14.12%      N/A
S&P  500  INDEX  MONTHLY  REINVESTED
                              21.03%     28.54%     18.19%
LEHMAN  AGGREGATE  BOND  INDEX  TR
                             (0.82%)     7.73%       7.70%
LIPPER  BALANCED  FUND  INDEX
                              8.98%     16.33%      12.26%

CSIF  MANAGED  INDEX
ADVISOR     CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.
SUBADVISOR     STATE  STREET  GLOBAL  ADVISORS

OBJECTIVE
CSIF MANAGED INDEX SEEKS A TOTAL RETURN AFTER EXPENSES WHICH EXCEEDS OVER TIME THE TOTAL RETURN OF THE RUSSELL 1000 INDEX. IT SEEKS TO OBTAIN THIS OBJECTIVE WHILE MAINTAINING RISK CHARACTERISTICS SIMILAR TO THOSE OF THE RUSSELL 1000 INDEX AND THROUGH INVESTMENTS IN STOCKS THAT MEET THE FUND'S INVESTMENT AND SOCIAL CRITERIA. THIS OBJECTIVE MAY BE CHANGED BY THE FUND'S BOARD OF TRUSTEES/DIRECTORS WITHOUT SHAREHOLDER APPROVAL.


PRINCIPAL  INVESTMENT  STRATEGIES
THE FUND INVESTS IN STOCKS THAT MEET THE SOCIAL CRITERIA AND CREATES A PORTFOLIO WHOSE CHARACTERISTICS CLOSELY RESEMBLE THE CHARACTERISTICS OF THE RUSSELL 1000 INDEX, WHILE EMPHASIZING THE STOCKS WHICH IT BELIEVES OFFER THE GREATEST POTENTIAL OF RETURN.

CSIF MANAGED INDEX FOLLOWS AN ENHANCED INDEX MANAGEMENT STRATEGY. INSTEAD OF PASSIVELY HOLDING A REPRESENTATIVE BASKET OF SECURITIES DESIGNED TO MATCH THE RUSSELL 1000 INDEX, THE SUBADVISOR ACTIVELY USES A PROPRIETARY ANALYTICAL MODEL TO ATTEMPT TO ENHANCE THE FUND'S PERFORMANCE, RELATIVE TO THE INDEX. THE FUND MAY PURCHASE STOCKS NOT IN THE RUSSELL 1000 INDEX, BUT AT LEAST 65% OF THE
FUND'S TOTAL ASSETS WILL BE INVESTED IN STOCKS THAT ARE IN THE INDEX. ANY INVESTMENTS NOT IN THE INDEX WILL MEET THE FUND'S SOCIAL SCREENING CRITERIA AND BE SELECTED TO CLOSELY MIRROR THE INDEX'S RISK/RETURN CHARACTERISTICS. THE SUBADVISOR REBALANCES THE FUND QUARTERLY TO MAINTAIN ITS RELATIVE EXPOSURE TO THE INDEX.

THE FIRST STEP OF THE INVESTMENT STRATEGY IS TO IDENTIFY THOSE STOCKS IN THE RUSSELL 1000 INDEX WHICH MEET THE FUND'S SOCIAL SCREENING CRITERIA. FROM THIS LIST OF STOCKS, THE SUBADVISOR CHOOSES STOCKS THAT CLOSELY MIRROR THE INDEX IN TERMS OF VARIOUS FACTORS SUCH AS INDUSTRY WEIGHTINGS, CAPITALIZATION, AND YIELD. EVEN THOUGH CERTAIN INDUSTRIES MAY BE ELIMINATED FROM THE FUND BY THE SCREENS, THE FACTOR MODEL PERMITS MATHEMATICAL SUBSTITUTES WHICH THE SUBADVISOR EXPECTS TO MIMIC THE RETURN CHARACTERISTICS OF THE MISSING INDUSTRIES AND STOCKS.

THE FINAL STEP IN THE PROCESS IS TO APPLY THE SUBADVISOR'S PROPRIETARY VALUATION METHOD WHICH ATTEMPTS TO IDENTIFY THE STOCKS WHICH HAVE THE GREATEST POTENTIAL FOR SUPERIOR PERFORMANCE. EACH SECURITY IDENTIFIED FOR POTENTIAL INVESTMENT IS RANKED ACCORDING TO TWO SEPARATE MEASURES: VALUE AND MOMENTUM OF MARKET SENTIMENT. THESE TWO MEASURES COMBINE TO CREATE A SINGLE COMPOSITE SCORE OF EACH STOCK'S ATTRACTIVENESS. THE FUND IS CONSTRUCTED FROM SECURITIES THAT MEET ITS SOCIAL CRITERIA, WEIGHTED THROUGH A MATHEMATICAL PROCESS THAT SEEKS TO REDUCE RISK VIS- -VIS THE RUSSELL 1000 INDEX.

THE RUSSELL 1000 INDEX MEASURES THE PERFORMANCE OF THE 1,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION. THE INDEX IS ADJUSTED, OR RECONSTITUTED, ANNUALLY. AS OF THE LATEST RECONSTITUTION, THE AVERAGE MARKET CAPITALIZATION OF THE RUSSELL 1000 WAS APPROXIMATELY $91.485 BILLION.

PRINCIPAL  RISKS
YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND, OR THE FUND COULD UNDERPERFORM THE STOCK MARKET FOR ANY OF THE FOLLOWING REASONS:

-      THE  STOCK  MARKET  OR  THE  RUSSELL  1000  INDEX  GOES  DOWN
-      THE  INDIVIDUAL STOCKS IN THE FUND OR THE INDEX MODELING PORTFOLIO DO NOT
            PERFORM  AS  WELL  AS  EXPECTED
-      AN  INDEX FUND HAS OPERATING EXPENSES; A MARKET INDEX DOES NOT.  THE FUND
- WHILE EXPECTED TO TRACK ITS TARGET INDEX AS CLOSELY AS POSSIBLE WHILE SATISFYING ITS OWN INVESTMENT AND SOCIAL CRITERIA - WILL NOT BE ABLE TO MATCH THE PERFORMANCE OF THE INDEX EXACTLY

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE FUND IS NOT SPONSORED, SOLD, PROMOTED OR ENDORSED BY THE FRANK RUSSELL COMPANY.

TRACKING  THE  INDEX
THE SUBADVISOR EXPECTS THE ANNUAL TRACKING ERROR, RELATIVE TO THE RETURN OF THE INDEX BEFORE DEDUCTING EXPENSES, TO BE WITHIN CERTAIN LIMITS ESTABLISHED BY THE ADVISOR AND SUBADVISOR. THE FUND'S ABILITY TO TRACK THE INDEX WILL BE MONITORED BY ANALYZING RETURNS TO ENSURE THAT THE RETURNS ARE REASONABLY CONSISTENT WITH INDEX RETURNS. ANY DEVIATIONS OF REALIZED RETURNS FROM THE INDEX WHICH ARE IN EXCESS OF THOSE EXPECTED WILL BE ANALYZED FOR SOURCES OF VARIANCE.

THE FUND INVESTS WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. SEE "INVESTMENT SELECTION PROCESS."

CSIF  MANAGED  INDEX  PERFORMANCE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE CHART AND TABLE PROVIDE SOME INDICATION OF THE RISKS OF INVESTING IN THE FUND. THE CHART SHOWS THE PERFORMANCE OF THE CLASS A SHARES FOR EACH CALENDAR YEAR. THE TABLE COMPARES THE FUND'S PERFORMANCE OVER TIME TO THAT OF THE RUSSELL 1000 INDEX, A WIDELY RECOGNIZED, UNMANAGED INDEX OF COMMON STOCK PRICES. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE LIPPER LARGE-CAP CORE INDEX, A COMPOSITE INDEX OF THE ANNUAL RETURN OF MUTUAL FUNDS THAT HAVE AN INVESTMENT GOAL SIMILAR TO THAT OF THE FUND. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.


THE RETURN FOR THE FUND'S OTHER CLASSES OF SHARES OFFERED BY THIS PROSPECTUS WILL DIFFER FROM THE CLASS A RETURNS SHOWN IN THE BAR CHART, DEPENDING UPON THE EXPENSES OF THAT CLASS. THE BAR CHART DOES NOT REFLECT ANY SALES CHARGE THAT YOU MAY BE REQUIRED TO PAY UPON PURCHASE OR REDEMPTION OF THE FUND'S SHARES. ANY SALES CHARGE WILL REDUCE YOUR RETURN. THE AVERAGE TOTAL RETURN TABLE SHOWS RETURNS WITH THE MAXIMUM SALES CHARGE DEDUCTED. NO SALES CHARGE HAS BEEN APPLIED TO THE INDICES USED FOR COMPARISON IN THE TABLE.

CSIF  MANAGED  INDEX
YEAR-BY-YEAR  TOTAL  RETURN
(CLASS  A  RETURN  AT  NAV)

[INSERT  BAR  CHART  HERE]

BEST  QUARTER  (OF  PERIODS  SHOWN)      Q4  '99     14.59%
WORST  QUARTER  (OF  PERIODS  SHOWN)     Q3  '99     (6.45%)

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12-31-99)
(WITH  MAXIMUM  SALES  CHARGE  DEDUCTED)

                                  1  YEAR  5  YEAR  10  YEAR
CSIF  MANAGED  INDEX:  CLASS  A1     11.60%     N/A     N/A
CSIF  MANAGED  INDEX:  CLASS  B      10.69%     N/A     N/A
CSIF  MANAGED  INDEX:  CLASS  C      14.71%     N/A     N/A
RUSSELL  1000  INDEX                 20.91%     N/A     N/A
LIPPER  LARGE-CAP  CORE  INDEX       19.35%     N/A     N/A

1SINCE INCEPTION "A" (4/30/98) 13.69%; RUSSELL 1000 19.20%; AND LIPPER LARGE-CAP CORE INDEX 18.16%. THE MONTH END DATE OF 4/30/98 IS USED FOR COMPARISON PURPOSES ONLY, ACTUAL FUND INCEPTION IS 4/15/98.

CSIF  EQUITY
ADVISOR     CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.
SUBADVISOR     ATLANTA  CAPITAL  MANAGEMENT  COMPANY,  L.L.C.
OBJECTIVE
CSIF EQUITY SEEKS GROWTH OF CAPITAL THROUGH INVESTMENT IN STOCKS OF ISSUERS IN INDUSTRIES BELIEVED TO OFFER OPPORTUNITIES FOR POTENTIAL CAPITAL APPRECIATION AND WHICH MEET THE FUND'S INVESTMENT AND SOCIAL CRITERIA.

PRINCIPAL  INVESTMENT  STRATEGIES
THE FUND INVESTS PRIMARILY IN THE COMMON STOCKS OF LARGE-CAP COMPANIES HAVING, ON AVERAGE, MARKET CAPITALIZATION OF AT LEAST $1 BILLION. INVESTMENT RETURNS WILL BE MOSTLY FROM CHANGES IN THE PRICE OF THE FUND'S HOLDINGS (CAPITAL APPRECIATION).

THE SUBADVISOR LOOKS FOR GROWING COMPANIES WITH A HISTORY OF STEADY EARNINGS GROWTH. COMPANIES ARE SELECTED BASED ON THE SUBADVISOR'S OPINION THAT THE COMPANY HAS THE ABILITY TO SUSTAIN GROWTH THROUGH GROWING PROFITABILITY AND THAT THE STOCK IS FAVORABLY PRICED WITH RESPECT TO THOSE GROWTH EXPECTATIONS.

THE FUND INVESTS WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. SEE "INVESTMENT SELECTION PROCESS."

PRINCIPAL  RISKS
YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND, OR THE FUND COULD UNDERPERFORM FOR ANY OF THE FOLLOWING REASONS:

-     THE  STOCK  MARKET  GOES  DOWN
-     THE  INDIVIDUAL  STOCKS  IN  THE  FUND  DO NOT PERFORM AS WELL AS EXPECTED

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

CSIF  EQUITY  PERFORMANCE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE CHART AND TABLE PROVIDE SOME INDICATION OF THE RISKS OF INVESTING IN THE FUND. THE CHART SHOWS HOW THE PERFORMANCE OF THE CLASS A SHARES HAS VARIED FROM YEAR TO YEAR. THE TABLE COMPARES THE FUND'S PERFORMANCE OVER TIME TO THAT OF THE STANDARD & POOR'S 500 INDEX. THIS IS A WIDELY RECOGNIZED, UNMANAGED

INDEX OF COMMON STOCK PRICES. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE LIPPER MULTI-CAP CORE INDEX, A COMPOSITE INDEX OF THE ANNUAL RETURN OF MUTUAL FUNDS THAT HAVE AN INVESTMENT GOAL SIMILAR TO THAT OF THE FUND. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

THE RETURN FOR EACH OF THE FUND'S OTHER CLASSES OF SHARES OFFERED BY THIS PROSPECTUS WILL DIFFER FROM THE CLASS A RETURNS SHOWN IN THE BAR CHART, DEPENDING UPON THE EXPENSES OF THAT CLASS. THE BAR CHART DOES NOT REFLECT ANY SALES CHARGE THAT YOU MAY BE REQUIRED TO PAY UPON PURCHASE OR REDEMPTION OF THE FUND'S SHARES. ANY SALES CHARGE WILL REDUCE YOUR RETURN. THE AVERAGE TOTAL
RETURN  TABLE  SHOWS  RETURNS  WITH  THE MAXIMUM SALES CHARGE DEDUCTED. NO SALES
CHARGE  HAS  BEEN  APPLIED  TO  THE  INDICES  USED  FOR COMPARISON IN THE TABLE.

CSIF  EQUITY
YEAR-BY-YEAR  TOTAL  RETURN
(CLASS  A  RETURN  AT  NAV)

[INSERT  BAR  CHART  HERE]

BEST  QU  ARTER  (OF  PERIODS  SHOWN)     Q4  '98     26.98%
WORST  QUARTER  (OF  PERIODS  SHOWN)      Q3  '98     (17.56%)

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12-31-99)
(WITH  MAXIMUM  SALES  CHARGE  DEDUCTED)

                            1  YEAR  5  YEAR  10  YEAR
CSIF  EQUITY:  CLASS  A     17.31%     17.84%     9.88%
CSIF  EQUITY:  CLASS  B     16.85%     N/A        N/A
CSIF  EQUITY:  CLASS  C     21.13%     17.63%     N/A
S&P  500  INDEX  MONTHLY  REINVESTED
                            21.03%     28.54%     18.19%
LIPPER  MULTI-CAP  CORE  INDEX
                            20.79%     23.59%     16.05%

CALVERT  CAPITAL  ACCUMULATION
ADVISOR     CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.
SUBADVISOR     BROWN  CAPITAL  MANAGEMENT,  INC.

OBJECTIVE
CAPITAL ACCUMULATION SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN MID-CAP STOCKS THAT MEET THE FUND'S INVESTMENT AND SOCIAL CRITERIA. THIS OBJECTIVE MAY BE CHANGED BY THE FUND'S BOARD OF TRUSTEES/DIRECTORS WITHOUT SHAREHOLDER APPROVAL.

PRINCIPAL  INVESTMENT  STRATEGIES
INVESTMENTS ARE PRIMARILY IN THE COMMON STOCKS OF MID-SIZE COMPANIES. RETURNS IN THE FUND WILL BE MOSTLY FROM THE CHANGES IN THE PRICE OF THE FUND'S HOLDINGS (CAPITAL APPRECIATION.)

THE FUND CURRENTLY DEFINES MID-CAP COMPANIES AS THOSE WITHIN THE RANGE OF MARKET CAPITALIZATIONS OF THE STANDARD & POOR'S MID-CAP 400 INDEX. MOST COMPANIES IN THE INDEX HAVE A CAPITALIZATION OF $500 MILLION TO $10 BILLION. STOCKS CHOSEN FOR THE FUND COMBINE GROWTH AND VALUE CHARACTERISTICS OR OFFER THE OPPORTUNITY TO BUY GROWTH AT A REASONABLE PRICE.

THE SUBADVISOR FAVORS COMPANIES WHICH HAVE AN ABOVE MARKET AVERAGE PROSPECTIVE GROWTH RATE, BUT SELL AT BELOW MARKET AVERAGE VALUATIONS. THE SUBADVISOR EVALUATES EACH STOCK IN TERMS OF ITS GROWTH POTENTIAL, THE RETURN FOR RISK FREE INVESTMENTS AND THE RISK AND REWARD POTENTIAL FOR THE COMPANY TO DETERMINE A REASONABLE PRICE FOR THE STOCK.

THE FUND INVESTS WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. SEE "INVESTMENT SELECTION PROCESS."

PRINCIPAL  RISKS
YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND, OR THE FUND COULD UNDERPERFORM FOR ANY OF THE FOLLOWING REASONS:

-     THE  STOCK  MARKET  GOES  DOWN
-     THE  INDIVIDUAL  STOCKS  IN  THE  FUND  DO NOT PERFORM AS WELL AS EXPECTED
- THE POSSIBILITY OF GREATER RISK BY INVESTING IN MEDIUM-SIZED COMPANIES RATHER THAN LARGER, MORE ESTABLISHED COMPANIES.
- THE FUND IS NON-DIVERSIFIED. COMPARED TO OTHER FUNDS, THE FUND MAY INVEST MORE OF ITS ASSETS IN A SMALLER NUMBER OF COMPANIES. GAINS OR LOSSES ON A SINGLE STOCK MAY HAVE GREATER IMPACT ON THE FUND.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

CAPITAL  ACCUMULATION  PERFORMANCE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE CHART AND TABLE PROVIDE SOME INDICATION OF THE RISKS OF INVESTING IN THE FUND. THE CHART SHOWS HOW THE PERFORMANCE OF THE FUND'S CLASS A SHARES HAS VARIED FROM YEAR TO YEAR. THE TABLE COMPARES THE FUND'S PERFORMANCE OVER TIME TO THAT OF THE STANDARD & POOR'S MID-CAP 400 INDEX. THIS IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF COMMON STOCK PRICES. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE LIPPER MID-CAP GROWTH INDEX, A COMPOSITE INDEX OF THE ANNUAL RETURN OF MUTUAL FUNDS THAT HAVE AN INVESTMENT GOAL SIMILAR TO THAT OF THE FUND. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

THE RETURN FOR THE FUND'S OTHER CLASSES OF SHARES OFFERED BY THIS PROSPECTUS WILL DIFFER FROM THE CLASS A RETURNS SHOWN IN THE BAR CHART, DEPENDING UPON THE EXPENSES OF THAT CLASS. THE BAR CHART DOES NOT REFLECT ANY SALES CHARGE THAT YOU MAY BE REQUIRED TO PAY UPON PURCHASE OR REDEMPTION OF THE FUND'S SHARES. ANY SALES CHARGE WILL REDUCE YOUR RETURN. THE AVERAGE TOTAL RETURN TABLE SHOWS RETURNS WITH THE MAXIMUM SALES CHARGE DEDUCTED. NO SALES CHARGE HAS BEEN APPLIED TO THE INDICES USED FOR COMPARISON IN THE TABLE.

CAPITAL  ACCUMULATION
YEAR-BY-YEAR  TOTAL  RETURN
(CLASS  A  RETURN  AT  NAV)

[INSERT  BAR  CHART  HERE]

BEST  QUARTER  (OF  PERIODS  SHOWN)      Q4  '98     25.03%
WORST  QUARTER  (OF  PERIODS  SHOWN)     Q3  '99     (14.82%)

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12-31-99)
(WITH  MAXIMUM  SALES  CHARGE  DEDUCTED)
                                     1  YEAR  5  YEAR  10  YEAR
CAPITAL  ACCUMULATION:  CLASS  A1     1.12%     19.01%     N/A
CAPITAL  ACCUMULATION:  CLASS  B      0.28%      N/A       N/A
CAPITAL  ACCUMULATION:  CLASS  C      4.36%     18.98%     N/A
S&P  MID-CAP  400  INDEX             14.72%     23.05%     N/A
LIPPER  MID-CAP  GROWTH  INDEX       73.72%     28.07%     N/A

1     SINCE  INCEPTION  "A" (10/31/94) 18.83%; S&P MID CAP 400 INDEX 21.34%; AND
LIPPER  MID-CAP  GROWTH  INDEX  26.73%.

CALVERT  WORLD  VALUES
INTERNATIONAL  EQUITY  FUND
ADVISOR     CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.
SUBADVISOR     MURRAY  JOHNSTONE  INTERNATIONAL,  LTD.

OBJECTIVE
CWVF INTERNATIONAL EQUITY SEEKS TO PROVIDE A HIGH TOTAL RETURN CONSISTENT WITH REASONABLE RISK BY INVESTING PRIMARILY IN A GLOBALLY DIVERSIFIED PORTFOLIO OF STOCKS THAT MEET THE FUND'S INVESTMENT AND SOCIAL CRITERIA.

PRINCIPAL  INVESTMENT  STRATEGIES
THE FUND INVESTS PRIMARILY IN THE COMMON STOCKS OF MID- TO LARGE-CAP COMPANIES USING A VALUE APPROACH. THE FUND IDENTIFIES THOSE COUNTRIES WITH MARKETS AND ECONOMIES THAT IT BELIEVES CURRENTLY PROVIDE THE MOST FAVORABLE CLIMATE FOR INVESTING. THE SUBADVISOR SELECTS COUNTRIES BASED ON A "20 QUESTIONS" MODEL WHICH USES MACRO- AND MICRO-ECONOMIC INPUTS TO RANK THE ATTRACTIVENESS OF
MARKETS IN VARIOUS COUNTRIES. WITHIN EACH COUNTRY, THE SUBADVISOR USES VALUATION TECHNIQUES THAT HAVE BEEN SHOWN TO BEST DETERMINE VALUE WITHIN THAT MARKET. IN SOME COUNTRIES, THE VALUATION PROCESS MAY FAVOR THE COMPARISON OF PRICE-TO-CASH-FLOW WHILE IN OTHER COUNTRIES, PRICE-TO-SALES OR PRICE-TO-BOOK MAY BE MORE USEFUL IN DETERMINING WHICH STOCKS ARE UNDERVALUED.


THE FUND INVESTS PRIMARILY IN MORE DEVELOPED ECONOMIES AND MARKETS. NO MORE THAN 5% OF FUND ASSETS ARE INVESTED IN THE U.S. (EXCLUDING HIGH SOCIAL IMPACT AND SPECIAL EQUITIES INVESTMENTS).

THE FUND INVESTS WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. SEE "INVESTMENT SELECTION PROCESS."

PRINCIPAL  RISKS
YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND, OR THE FUND COULD UNDERPERFORM FOR ANY OF THE FOLLOWING REASONS:

-     THE  STOCK  MARKETS  GO  DOWN  (INCLUDING  MARKETS  OUTSIDE  THE  U.S.)
-     THE  INDIVIDUAL  STOCKS  IN  THE  FUND  DO NOT PERFORM AS WELL AS EXPECTED
-     FOREIGN  CURRENCY  VALUES  GO  DOWN  VERSUS  THE  U.S.  DOLLAR

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

CWVF  INTERNATIONAL  EQUITY  PERFORMANCE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE CHART AND TABLE PROVIDE SOME INDICATION OF THE RISKS OF INVESTING IN THE FUND. THE CHART SHOWS HOW THE PERFORMANCE OF THE CLASS A SHARES HAS VARIED FROM YEAR TO YEAR. THE TABLE COMPARES THE FUND'S PERFORMANCE OVER TIME TO THAT OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX. THIS IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF COMMON STOCK PRICES AROUND THE WORLD. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE LIPPER INTERNATIONAL FUND INDEX, A COMPOSITE INDEX OF THE ANNUAL RETURN OF MUTUAL FUNDS THAT HAVE AN INVESTMENT GOAL SIMILAR TO THAT OF THE FUND. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

THE RETURN FOR THE FUND'S OTHER CLASSES OF SHARES OFFERED BY THIS PROSPECTUS WILL DIFFER FROM THE CLASS A RETURNS SHOWN IN THE BAR CHART, DEPENDING UPON THE EXPENSES OF THAT CLASS. THE BAR CHART DOES NOT REFLECT ANY SALES CHARGE THAT YOU MAY BE REQUIRED TO PAY UPON PURCHASE OR REDEMPTION OF THE FUND'S SHARES. ANY SALES CHARGE WILL REDUCE YOUR RETURN. THE AVERAGE TOTAL RETURN TABLE SHOWS RETURNS WITH THE MAXIMUM SALES CHARGE DEDUCTED. NO SALES CHARGE HAS BEEN APPLIED TO THE INDICES USED FOR COMPARISON IN THE TABLE.

CWVF  INTERNATIONAL  EQUITY
YEAR-BY-YEAR  TOTAL  RETURN
(CLASS  A  RETURN  AT  NAV)

[INSERT  BAR  CHART  HERE]

BEST  QUARTER  (OF  PERIODS  SHOWN)      Q4  '99     20.38%
WORST  QUARTER  (OF  PERIODS  SHOWN)     Q3  '98     (14.82%)

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12-31-99)
(WITH  MAXIMUM  SALES  CHARGE  DEDUCTED)
                                           1  YEAR  5  YEAR  10  YEAR
CWVF  INTERNATIONAL  EQUITY:  CLASS  A1     23.94%     13.95%     N/A
CWVF  INTERNATIONAL  EQUITY:  CLASS  B      23.37%     N/A        N/A
CWVF  INTERNATIONAL  EQUITY:  CLASS  C      27.82%     13.86%     N/A
MSCI  EAFE  INDEX  GD                       27.30%     13.15%     N/A
LIPPER  INTERNATIONAL  FUND  INDEX          37.83%     15.96%     N/A

1 INCEPTION "A" (7/31/92) 11.85%; MSCI EAFE INDEX GD 14.17%; AND LIPPER INTERNATIONAL FUND INDEX 14.96%. THE MONTH END DATE OF 7/31/92 IS USED FOR COMPARISON PURPOSES ONLY, ACTUAL FUND INCEPTION IS 7/2/92.

CALVERT  NEW  VISION  SMALL  CAP
ADVISOR     CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.
SUBADVISOR     AWAD  ASSET  MANAGEMENT,  INC.
OBJECTIVE
NEW VISION SMALL CAP SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN SMALL-CAP STOCKS THAT MEET THE FUND'S INVESTMENT AND SOCIAL CRITERIA. THIS OBJECTIVE MAY BE CHANGED BY THE FUND'S BOARD OF TRUSTEES/DIRECTORS WITHOUT SHAREHOLDER APPROVAL.
PRINCIPAL  INVESTMENT  STRATEGIES
AT LEAST 65% OF THE FUND'S ASSETS WILL BE INVESTED IN THE COMMON STOCKS OF SMALL-CAP COMPANIES. RETURNS IN THE FUND WILL BE MOSTLY FROM THE CHANGES IN THE PRICE OF THE FUND'S HOLDINGS (CAPITAL APPRECIATION).

THE FUND CURRENTLY DEFINES SMALL-CAP COMPANIES AS THOSE WITH MARKET CAPITALIZATION OF $1 BILLION OR LESS AT THE TIME THE FUND INITIALLY INVESTS.

THE FUND INVESTS WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. SEE "INVESTMENT SELECTION PROCESS."

PRINCIPAL  RISKS
YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND, OR THE FUND COULD UNDERPERFORM FOR ANY OF THE FOLLOWING REASONS:

-     THE  STOCK  MARKET  GOES  DOWN
-     THE  INDIVIDUAL  STOCKS  IN  THE  FUND  DO NOT PERFORM AS WELL AS EXPECTED
- PRICES OF SMALL-CAP STOCKS MAY RESPOND TO MARKET ACTIVITY DIFFERENTLY THAN LARGER MORE ESTABLISHED COMPANIES

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

NEW  VISION  SMALL  CAP  PERFORMANCE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE CHART AND TABLE PROVIDE SOME INDICATION OF THE RISKS OF INVESTING IN THE FUND. THE CHART SHOWS HOW THE PERFORMANCE OF THE CLASS A SHARES HAS VARIED FROM YEAR TO YEAR. THE TABLE COMPARES THE FUND'S PERFORMANCE OVER TIME TO THAT OF THE RUSSELL 2000 INDEX. THIS IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF COMMON STOCK PRICES. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE

LIPPER SMALL-CAP CORE INDEX, A COMPOSITE INDEX OF THE ANNUAL RETURN OF MUTUAL FUNDS THAT HAVE AN INVESTMENT GOAL SIMILAR TO THAT OF THE FUND. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

THE RETURN FOR THE FUND'S OTHER CLASSES OF SHARES OFFERED BY THIS PROSPECTUS WILL DIFFER FROM THE CLASS A RETURNS SHOWN IN THE BAR CHART, DEPENDING UPON THE EXPENSES OF THAT CLASS. THE BAR CHART DOES NOT REFLECT ANY SALES CHARGE THAT YOU MAY BE REQUIRED TO PAY UPON PURCHASE OR REDEMPTION OF THE FUND'S SHARES. ANY SALES CHARGE WILL REDUCE YOUR RETURN. THE AVERAGE TOTAL RETURN TABLE SHOWS RETURNS WITH THE MAXIMUM SALES CHARGE DEDUCTED. NO SALES CHARGE HAS BEEN APPLIED TO THE INDICES USED FOR COMPARISON IN THE TABLE.

NEW  VISION  SMALL  CAP
YEAR-BY-YEAR  TOTAL  RETURN
(CLASS  A  RETURN  AT  NAV)

[INSERT  BAR  CHART  HERE]

BEST  QUARTER  (OF  PERIODS  SHOWN)      Q4  '99     23.57%
WORST  QUARTER  (OF  PERIODS  SHOWN)     Q3  '98     (21.82%)

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12-31-99)
(WITH  MAXIMUM  SALES  CHARGE  DEDUCTED)
                                       1  YEAR  5  YEAR  10  YEAR
NEW  VISION  SMALL  CAP:  CLASS  A1     17.15%     N/A     N/A
NEW  VISION  SMALL  CAP:  CLASS  B      16.53%     N/A     N/A
NEW  VISION  SMALL  CAP:  CLASS  C      21.09%     N/A     N/A
RUSSELL  2000  INDEX  TR                21.26%     N/A     N/A
LIPPER  SMALL-CAP  CORE  INDEX          20.17%     N/A     N/A

1  FROM  INCEPTION  (1/31/97)  2.06%;  RUSSELL  2000  INDEX  TR  12.69%;
  LIPPER  SMALL-CAP  CORE  INDEX  11.79%.

CSIF  BOND
ADVISOR     CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.

OBJECTIVE
CSIF BOND SEEKS TO PROVIDE AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH PRUDENT INVESTMENT RISK AND PRESERVATION OF CAPITAL THROUGH INVESTMENT IN BONDS AND OTHER STRAIGHT DEBT SECURITIES MEETING THE FUND'S INVESTMENT AND SOCIAL CRITERIA.

PRINCIPAL  INVESTMENT  STRATEGIES
THE FUND USES AN ACTIVE STRATEGY, SEEKING RELATIVE VALUE TO EARN INCREMENTAL INCOME. THE FUND TYPICALLY INVESTS AT LEAST 65% OF ITS ASSETS IN INVESTMENT GRADE DEBT SECURITIES.

THE FUND INVESTS WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. SEE "INVESTMENT SELECTION PROCESS."

PRINCIPAL  RISKS
YOU  COULD  LOSE  MONEY  ON  YOUR  INVESTMENT  IN  THE  FUND,  OR THE FUND COULD
UNDERPERFORM,  FOR  ANY  OF  THE  FOLLOWING  REASONS:

-     THE  BOND  MARKET  GOES  DOWN
-     THE  INDIVIDUAL  BONDS  IN  THE  FUND  DO  NOT PERFORM AS WELL AS EXPECTED
-     THE  ADVISOR'S  FORECAST  AS  TO  INTEREST  RATES  IS  NOT  CORRECT
- THE ADVISOR'S ALLOCATION AMONG DIFFERENT SECTORS OF THE BOND MARKET DOES NOT PERFORM AS WELL AS EXPECTED
- THE FUND IS NON-DIVERSIFIED. COMPARED TO OTHER FUNDS, THE FUND MAY INVEST MORE OF ITS ASSETS IN A SMALLER NUMBER OF COMPANIES. GAINS OR LOSSES ON A SINGLE BOND MAY HAVE GREATER IMPACT ON THE FUND.

THE FUND'S ACTIVE TRADING STRATEGY MAY CAUSE THE FUND TO HAVE A RELATIVELY HIGH AMOUNT OF SHORT TERM CAPITAL GAINS, WHICH ARE TAXABLE TO YOU AT THE ORDINARY INCOME TAX RATE.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

CSIF  BOND  PERFORMANCE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE CHART AND TABLE PROVIDE SOME INDICATION OF THE RISKS OF INVESTING IN THE FUND. THE CHART SHOWS HOW THE PERFORMANCE OF THE CLASS A SHARES HAS VARIED FROM YEAR TO YEAR. THE TABLE COMPARES THE FUND'S PERFORMANCE OVER TIME TO THAT OF THE LEHMAN AGGREGATE BOND INDEX. THIS IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF BOND PRICES. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE LIPPER A RATED BOND FUND INDEX, A COMPOSITE INDEX OF THE ANNUAL RETURN OF MUTUAL FUNDS THAT HAVE AN INVESTMENT GOAL SIMILAR TO THAT OF THE FUND. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

THE RETURN FOR THE FUND'S OTHER CLASSES OF SHARES OFFERED BY THIS PROSPECTUS WILL DIFFER FROM THE CLASS A RETURNS SHOWN IN THE BAR CHART, DEPENDING UPON THE EXPENSES OF THAT CLASS. THE BAR CHART DOES NOT REFLECT ANY SALES CHARGE THAT YOU MAY BE REQUIRED TO PAY UPON PURCHASE OR REDEMPTION OF THE FUND'S SHARES. ANY SALES CHARGE WILL REDUCE YOUR RETURN. THE AVERAGE TOTAL RETURN TABLE SHOWS RETURNS WITH THE MAXIMUM SALES CHARGE DEDUCTED. NO SALES CHARGE HAS BEEN APPLIED TO THE INDICES USED FOR COMPARISON IN THE TABLE.

CSIF  BOND
YEAR-BY-YEAR  TOTAL  RETURN
(CLASS  A  RETURN  AT  NAV)

[INSERT  BAR  CHART  HERE]

BEST  QUARTER  (OF  PERIODS  SHOWN)      Q3  '91     5.99%
WORST  QUARTER  (OF  PERIODS  SHOWN)     Q1  '94     (3.57%)

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12-31-99)
(WITH  MAXIMUM  SALES  CHARGE  DEDUCTED)
                         1  YEAR    5  YEAR   10  YEAR
CSIF  BOND:  CLASS  A     (3.09%)     6.43%     6.80%
CSIF  BOND:  CLASS  B     (4.60%)     N/A     N/A
CSIF  BOND:  CLASS  C     (1.71%)     N/A     N/A
LEHMAN  AGGREGATE  BOND  INDEX  TR
                          (0.82%)     7.73%     7.70%
LIPPER  A  RATED  BOND  FUND  INDEX
                          (2.04%)     7.25%     7.36%

CSIF  MONEY  MARKET
ADVISOR     CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.

OBJECTIVE
CSIF MONEY MARKET SEEKS TO PROVIDE THE HIGHEST LEVEL OF CURRENT INCOME, CONSISTENT WITH LIQUIDITY, SAFETY AND SECURITY OF CAPITAL, THROUGH INVESTMENT IN MONEY MARKET INSTRUMENTS MEETING THE FUND'S INVESTMENT AND SOCIAL CRITERIA.

PRINCIPAL  INVESTMENT  STRATEGIES
THE FUND INVESTS IN HIGH QUALITY, MONEY MARKET INSTRUMENTS, SUCH AS COMMERCIAL PAPER, VARIABLE RATE DEMAND NOTES, CORPORATE, AGENCY AND TAXABLE MUNICIPAL
OBLIGATIONS. ALL INVESTMENTS MUST COMPLY WITH THE SEC MONEY MARKET FUND REQUIREMENTS.

THE FUND INVESTS WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. SEE "INVESTMENT SELECTION PROCESS."

PRINCIPAL  RISKS
THE FUND'S YIELD WILL CHANGE IN RESPONSE TO MARKET INTEREST RATES. IN GENERAL, AS MARKET RATES GO UP SO WILL THE FUND'S YIELD, AND VICE VERSA. ALTHOUGH THE FUND TRIES TO KEEP THE VALUE OF ITS SHARES CONSTANT AT $1.00 PER SHARE, EXTREME CHANGES IN MARKET RATES, AND OR SUDDEN CREDIT DETERIORATION OF A HOLDING COULD CAUSE THE VALUE TO DECREASE. THE FUND LIMITS THE AMOUNT IT INVESTS IN ANY ONE ISSUER TO TRY TO LESSEN ITS EXPOSURE.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

CSIF  MONEY  MARKET  PERFORMANCE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE CHART AND TABLE PROVIDE SOME INDICATION OF THE RISKS OF INVESTING IN THE FUND. THE CHART SHOWS HOW THE PERFORMANCE HAS VARIED FROM YEAR TO YEAR. THE TABLE COMPARES THE FUND'S RETURNS OVER TIME TO THE LIPPER MONEY MARKET FUND INDEX, A COMPOSITE INDEX OF THE ANNUAL RETURN OF MUTUAL FUNDS THAT HAVE AN INVESTMENT GOAL SIMILAR TO THAT OF THE FUND. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

CSIF  MONEY  MARKET
YEAR-BY-YEAR  TOTAL  RETURN

[INSERT  BAR  CHART  HERE]

BEST  QUARTER  (OF  PERIODS  SHOWN)      Q1  '90     1.89%
WORST  QUARTER  (OF  PERIODS  SHOWN)     Q2  '93     0.59%

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12-31-99)

                                   1  YEAR  5  YEAR  10  YEAR
CSIF  MONEY  MARKET                  4.65%     4.92%     4.73%
LIPPER  MONEY  MARKET  FUND  INDEX   4.74%     5.10%     4.91%

FOR CURRENT YIELD INFORMATION, CALL 800-368-2745, OR VISIT CALVERT GROUP'S WEBSITE AT WWW.CALVERT.COM.

FEES  AND  EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF A FUND. SHAREHOLDER FEES ARE PAID DIRECTLY FROM YOUR ACCOUNT; ANNUAL FUND OPERATING EXPENSES ARE DEDUCTED FROM FUND ASSETS.

Colunms
1 CSIF Balanced
2 CSIF Managed Indes
3 CSIF Equity
4.Capital Accumulation
5 CWVF International Equity
6 Calvert New Vision Small Cap
7 CSIF Money Market9


CLASS  A
SHAREHOLDER  FEES
MAXIMUM  SALES  CHARGE  (LOAD)  IMPOSED  ON
  PURCHASES  (AS A PERCENTAGE OF OFFERING PRICE)

4.75     4.75     4.75     4.75     4.75     4.75     3.75     NONE

MAXIMUM  DEFERRED  SALES  CHARGE  (LOAD)
     (AS  A  PERCENTAGE  OF  PURCHASE  OR  REDEMPTION
     PROCEEDS,  WHICHEVER  IS  LOWER)
MAXIMUM  ACCOUNT  FEE          3                              4

NONE2     NONE2    NONE2   NONE2    NONE2    NONE2     NONE2     NONE

ANNUAL  FUND  OPERATING  EXPENSES1
ANAGEMENT  FEE

 .70      .75      .70      .90      1.10      1.00     .55       .50

DISTRIBUTION  AND  SERVICE  (12B-1) FEES

 .24      .25      .23      .35      .25       .25       .20      .00

OTHER  EXPENSES

 .25      .59      .35      .48      .52      .71        .38      .40

TOTAL  ANNUAL  FUND  OPERATING  EXPENSES

1.19     1.59     1.28     1.73     1.87     1.96       1.13     .90

FEE  WAIVER  AND/OR  EXPENSE  REIMBURSEMENT5
         (.34)                                                  (.03)

NET  EXPENSES

          1.25                                                   .87

CLASS  B
SHAREHOLDER  FEES

MAXIMUM  SALES  CHARGE  (LOAD)  IMPOSED  ON
     PURCHASES  (AS  A  PERCENTAGE  OF  OFFERING  PRICE)

NONE     NONE     NONE     NONE    NONE      NONE         NONE     N/A


MAXIMUM  DEFERRED  SALES  CHARGE  (LOAD)
     (AS  A  PERCENTAGE  OF  PURCHASE  OR  REDEMPTION
     PROCEEDS,  WHICHEVER  IS  LOWER)

5%6      5%6      5%6      5%6     5%6       5%6           4%7     N/A

MAXIMUM  ACCOUNT  FEE

          3

ANNUAL  FUND  OPERATING  EXPENSES1
MANAGEMENT  FEES

 .70     .75      .70      .90     1.10       1.00          .55      N/A

DISTRIBUTION  AND  SERVICE  (12B-1)  FEES

1.00     1.00     1.00     1.00   1.00       1.00         1.00      N/A

OTHER  EXPENSES

 .72     .92       .79      .77     1.52     1.87         1.17

TOTAL  ANNUAL  FUND  OPERATING  EXPENSES

2.42     2.67     2.49     2.67    3.62     3.87         2.72


FEE  WAIVER  AND/OR  EXPENSE  REIMBURSEMENT5

        (.17)              (.46)  (.86)     (.22)

NET  EXPENSES

        2.50               3.16    3.01     2.50

CLASS  C
SHAREHOLDER  FEES
MAXIMUM SALES CHARGE (LOAD) IMPOSED
     ON  PURCHASES(AS  A  PERCENTAGE  OF  OFFERING  PRICE)

NONE     NONE     NONE     NONE     NONE   NONE           NONE     N/A

MAXIMUM  DEFERRED  SALES  CHARGE  (LOAD)
     (AS  A  PERCENTAGE  OF  PURCHASE  OR  REDEMPTION
     PROCEEDS,  WHICHEVER  IS  LOWER)

1%8      1%8      1%8      1%8      1%8     1%8           1%8      N/A

MAXIMUM  ACCOUNT  FEE

          3


ANNUAL  FUND  OPERATING  EXPENSES  1
MANAGEMENT  FEES

 .70     .75       .70      .90     1.10     1.00           .55      N/A

DISTRIBUTION  AND  SERVICE  (12B-1) FEES

1.00     1.00     1.00     1.00    1.00     1.00           1.00     N/A

OTHER  EXPENSES

 .51      .93     .58       .66     .73      .87            1.30

TOTAL  ANNUAL  FUND  OPERATING  EXPENSES

2.21     2.68    2.28     2.56     2.83     2.87           2.85

FEE  WAIVER  AND/OR  EXPENSE  REIMBURSEMENT5

          (.18)                                            (.35)

NET  EXPENSES

          2.50                                              2.50

EXPLANATION  OF  FEES  AND  EXPENSES  TABLE
1 EXPENSES ARE BASED ON EXPENSES FOR THE FUND'S MOST RECENT FISCAL YEAR, UNLESS OTHERWISE INDICATED. MANAGEMENT FEES INCLUDE THE SUBADVISORY FEES PAID BY THE ADVISOR ("CAMCO") TO THE SUBADVISORS, AND THE ADMINISTRATIVE FEE PAID BY THE FUND TO CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF CAMCO.

2 PURCHASES OF CLASS A SHARES FOR ACCOUNTS WITH $1 MILLION OR MORE ARE NOT SUBJECT TO FRONT-END SALES CHARGES, BUT MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE ON SHARES REDEEMED WITHIN 1 YEAR OF PURCHASE. (SEE "HOW TO BUY SHARES" - CLASS A).

3     FOR  EACH  ACCOUNT  WITH A BALANCE OF LESS THAN $5000 (LESS THAN $1000 FOR
IRAS),  THE  FUND  CHARGES  A  MONTHLY  ACCOUNT  MAINTENANCE  FEE  OF  $1.

4     FOR  EACH  ACCOUNT  WITH  A BALANCE OF LESS THAN $1000, THE FUND CHARGES A
MONTHLY  ACCOUNT  MAINTENANCE  FEE  OF  $3.

5 CAMCO HAS AGREED TO WAIVE FEES AND OR REIMBURSE EXPENSES (NET OF ANY EXPENSE OFFSET ARRANGEMENTS) FOR CERTAIN OF THE FUNDS THROUGH JANUARY 31, 2001:
CSIF MONEY MARKET, CSIF BOND (CLASS B AND C), CSIF MANAGED INDEX (CLASS A, B AND
C), CWVF INTERNATIONAL EQUITY (CLASS B), AND NEW VISION (CLASS B). "NET EXPENSES" IS THE MAXIMUM AMOUNT THAT MAY BE CHARGED TO THESE FUNDS FOR THIS PERIOD, EXCLUDING ANY EXPENSE OFFSET ARRANGEMENT.
6 A CONTINGENT DEFERRED SALES CHARGE IS IMPOSED ON THE PROCEEDS OF CLASS B SHARES REDEEMED WITHIN 6 YEARS, SUBJECT TO CERTAIN EXCEPTIONS. THE CHARGE IS A PERCENTAGE OF NET ASSET VALUE AT THE TIME OF PURCHASE OR REDEMPTION, WHICHEVER IS LESS, AND DECLINES FROM 5% IN THE FIRST YEAR THAT SHARES ARE HELD, TO 4% IN THE SECOND AND THIRD YEAR, 3% IN THE FOURTH YEAR, 2% IN THE FIFTH YEAR, AND 1% IN THE SIXTH YEAR. THERE IS NO CHARGE ON REDEMPTIONS OF CLASS B SHARES HELD FOR MORE THAN SIX YEARS. SEE "CALCULATION OF CONTINGENT DEFERRED SALES CHARGE."

EXPLANATION  OF  FEES  AND  EXPENSES  TABLE  (CONT'D)
7 A CONTINGENT DEFERRED SALES CHARGE IS IMPOSED ON THE PROCEEDS OF CLASS B SHARES OF CSIF BOND REDEEMED WITHIN 4 YEARS, SUBJECT TO CERTAIN EXCEPTIONS. THE CHARGE IS A PERCENTAGE OF NET ASSET VALUE AT THE TIME OF PURCHASE OR REDEMPTION, WHICHEVER IS LESS, AND DECLINES FROM 4% IN THE FIRST YEAR THAT SHARES ARE HELD, TO 3% IN THE SECOND, 2% IN THE THIRD YEAR, AND 1% IN THE FOURTH YEAR. THERE IS NO CHARGE ON REDEMPTIONS OF CLASS B SHARES HELD FOR MORE THAN FOUR YEARS. SEE "CALCULATION OF CONTINGENT DEFERRED SALES CHARGE."

8 A CONTINGENT DEFERRED SALES CHARGE OF 1% IS IMPOSED ON THE PROCEEDS OF CLASS C SHARES REDEEMED WITHIN ONE YEAR. THE CHARGE IS A PERCENTAGE OF NET ASSET VALUE AT THE TIME OF PURCHASE OR REDEMPTION, WHICHEVER IS LESS. SEE "CALCULATION OF CONTINGENT DEFERRED SALES CHARGE."
9     FOR  CSIF  MONEY  MARKET,  CLASS  A  REFERS  TO  CLASS  O.
10 THE MANAGEMENT FEES FOR CSIF BALANCED, CSIF EQUITY AND CAPITAL ACCUMULATION HAVE BEEN RESTATED TO REFLECT CHANGES APPROVED BY SHAREHOLDERS IN EARLY 1999. EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN A FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT:

-     YOU  INVEST  $10,000  IN  THE  FUND  FOR  THE  TIME  PERIODS  INDICATED;
-     YOUR  INVESTMENT  HAS  A  5%  RETURN  EACH  YEAR;  AND
-     THE  FUND'S  OPERATING  EXPENSES  REMAIN  THE  SAME.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE:
NUMBER  OF  YEARS  INVESTMENT  IS  HELD
CSIF  BALANCED
     1      591       745       245       324       224
     3      835       1,115     755       691       691
     5      1,098     1,491     1,291     1,185     1,185
     10     1,850     2,451     2,451     2,544     2,544

CSIF  MANAGED  INDEX
     1      596       753       253       353       253
     3      921       1,213     813       815       815
     5      1,269     1,600     1,400     1,404     1,404
     10     2,247     2,728     2,728     2,999     2,999

[INSERT  HEADINGS]

NUMBER  OF  YEARS  INVESTMENT  IS  HELD
CSIF  EQUITY
     1      599       752       252       331       231
     3      862       1,176     776       712       712
     5      1,144     1,526     1,326     1,220     1,220
     10     1,947     2,527     2,527     2,615     2,615

CAPITAL  ACCUMULATION
     1      642       770       270       359       259
     3      994       1,229     829       796       796
     5      1,369     1,615     1,415     1,360     1,360
     10     2,419     2,775     2,775     2,895     2,895

CWVF  INTERNATIONAL  EQUITY
     1      656       819       319       386       286
     3      1,035     1,466     1,066     877       877
     5      1,438     2,035     1,835     1,494     1,494
     10     2,561     3,460     3,460     3,157     3,157

CALVERT  NEW  VISION  SMALL  CAP
     1      665       804       304       390       290
     3      1,061     1,502     1,102     889       889
     5      1,482     2,119     1,919     1,513     1,513
     10     2,652     3,624     3,624     3,195     3,195

CSIF  BOND
     1      486       653       253       353       253
     3      721       1,024     824       850       850
     5      974       1,420     1,420     1,473     1,473
     10     1,698     2,289     2,289     3,151     3,151

CSIF  MONEY  MARKET
(CLASS  A  REFERS  TO  CLASS  O  FOR  CSIF  MONEY  MARKET)
     1      89        N/A     N/A     N/A     N/A
     3      284       N/A     N/A     N/A     N/A
     5      496       N/A     N/A     N/A     N/A
     10     1,105     N/A     N/A     N/A     N/A

PRINCIPAL  INVESTMENT  PRACTICES  AND  RISKS
THE MOST CONCISE DESCRIPTION OF EACH FUND'S PRINCIPAL INVESTMENT STRATEGIES AND ASSOCIATED RISKS IS UNDER THE EARLIER SUMMARY FOR EACH FUND. THE FUNDS ARE ALSO PERMITTED TO INVEST IN CERTAIN OTHER INVESTMENTS AND TO USE CERTAIN INVESTMENT TECHNIQUES THAT HAVE HIGHER RISKS ASSOCIATED WITH THEM. ON THE FOLLOWING PAGES ARE BRIEF DESCRIPTIONS OF THE INVESTMENTS AND TECHNIQUES SUMMARIZED EARLIER ALONG WITH CERTAIN ADDITIONAL INVESTMENT TECHNIQUES AND THEIR RISKS.
FOR EACH OF THE INVESTMENT PRACTICES LISTED, THE TABLE BELOW SHOWS EACH FUND'S LIMITATIONS AS A PERCENTAGE OF ITS ASSETS AND THE PRINCIPAL TYPES OF RISK INVOLVED. (SEE THE PAGES FOLLOWING THE TABLE FOR A DESCRIPTION OF THE TYPES OF RISKS). NUMBERS IN THIS TABLE SHOW MAXIMUM ALLOWABLE AMOUNT ONLY; FOR ACTUAL USAGE, CONSULT THE FUND'S ANNUAL/SEMI-ANNUAL REPORTS.

KEY  TO  TABLE
 J      FUND  CURRENTLY  USES
 O      PERMITTED,  BUT  NOT  TYPICALLY  USED
       (%  OF  ASSETS  ALLOWABLE,  IF  RESTRICTED)
 X     NOT  PERMITTED
 XN    ALLOWED  UP  TO  X%  OF  FUND'S  NET  ASSETS
 XT    ALLOWED  UP  TO  X%  OF  FUND'S  TOTAL  ASSETS
 N/A   NOT  APPLICABLE  TO  THIS  TYPE  OF  FUND


Column 1 = Explanation of Practice
Column 2 = CSIF Balanced
Column 3 = CSIF Managed Index
Column 4 = CSIF Equity
Column 5 = Capital Accumulation
Column 2 = CWVF International Equity
Column 7 = Calvert New Vision Small Cap
Column 8 = CSIF Bond
Column 9 = CSIF Money Market

Investment Practices
-------------------------------------------------------------------------------
Column 1              2      3      4      5      6      7      8      9

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Active Trading        @      0      0      0      0      0      @      NA
Strategy/Turnover
involves selling a
security soon after
purchase. An active
trading strategy
causes a fund to have
higher portfolio
turnover compared to
other funds and
higher transaction
costs, such as
commissions and
custodian and
settlement fees, and
may increase a Fund's
tax liability. Risks:
Opportunity, Market
and Transaction.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Temporary Defensive
Positions.            0      0      0      0      0      0      0      NA
During adverse               (35T)                       (35T)
market, economic or
political conditions,
the Fund may depart
from its principal
investment strategies
by increasing its
investment in U.S.
government securities
and other short-term
interest-bearing
securities. During
times of any
temporary defensive
positions, a Fund may
not be able to
achieve its
investment objective
Risks: Opportunity.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Conventional
Securities            25N    --     25N    @      25N    15T1   25N    NA
Foreign Securities.
Securities issued by
companies located
outside the U.S.
and/or traded
primarily on a
foreign exchange.
Risks: Market,
Currency,
Transaction,
Liquidity,
Information and
Political.
-------------------------------------------------------------------------------

1 New Vision may invest only in American Depositary Receipts (ADRs) - dollar-denominated receipts representing shares of a foreign issuer. ADRs are traded on U.S. exchanges. See the SAI.

-------------------------------------------------------------------------------
Column 1              2      3      4      5      6      7      8      9

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Small Cap Stocks.
Investing in small    0      NA     0      0      0      @      NA     NA
companies involves
greater risk than
with more established
companies. Small cap
stock prices are more
volatile and the
companies often have
limited product
lines, markets,
financial resources,
and management
experience. Risks:
Market, Liquidity and
Information.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Investment grade
bonds. Bonds rated    @      Na     0      0      0      0      @      NA
BBB/Baa or higher or
comparable unrated
bonds. Risks:
Interest Rate, Market
and Credit.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Below-investment      20N3   NA     20N3   10N3   5N3    5N3    20N3   NA
grade bonds. Bonds
rated below BBB/Baa
or comparable unrated
bonds are considered
junk bonds. They are
subject to greater
credit risk than
investment grade
bonds. Risks: Credit,
Market, Interest
Rate, Liquidity and
Information.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Unrated debt          @      NA     0      0      0      0      @      @2
securities. Bonds
that have not been
rated by a recognized
rating agency; the
Advisor has
determined the credit
quality based on its
own research. Risks:
Credit, Market,
Interest Rate,
Liquidity and
Information.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Illiquid securities.
Securities which      15N    15N    15N    15N    15N    15N    15N    10N
cannot be readily
sold because there is
no active market.
Risks: Liquidity,
Market and
Transaction.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Unleveraged
derivative securities @      NA     0      0      0      0      @      @4
Asset-backed
securities.
Securities are backed
by unsecured debt,
such as credit card
debt. These
securities are often
guaranteed or
over-collateralized
to enhance their
credit quality.
Risks: Credit,
Interest Rate and
Liquidity.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Mortgage-backed
securities.           @      NA     0      0      0      0      @      05
Securities are backed
by pools of
mortgages, including
passthrough
certificates, and
other senior classes
of collateralized
mortgage obligations
(CMOs). Risks:
Credit, Extension,
Prepayment, Liquidity
and Interest Rate.

-------------------------------------------------------------------------------

2 Must be money-market eligible under SEC Rule 2a-7.
3 Excludes any high social impact investments.
4 Must be money-market eligible under SEC Rule 2a-7.
5 Must be money-market eligible under SEC Rule 2a-7.

-------------------------------------------------------------------------------
Column 1              2      3      4      5      6      7      8      9

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Unleveraged
derivative
securities, (con't.)
Participation         0      NA     0      0      0      0      0      06
interests. Securities
representing an
interest in another
security or in bank
loans. Risks: Credit,
Interest Rate and
Liquidity.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Leveraged derivative
instruments Currency
contracts. Contracts  0      NA     0      5T     5T     - -    0      NA
involving the right
or obligation to buy
or sell a given
amount of foreign
currency at a
specified price and
future date. Risks:
Currency, Leverage,
Correlation,
Liquidity and
Opportunity.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Options on securities
and indices.          5T     5T     5T     5T     5T     5T     5T     NA
Contracts giving the
holder the right but
not the obligation to
purchase or sell a
security (or the cash
value, in the case of
an option on an
index) at a specified
price within a
specified time. In
the case of selling
(writing) options,
the Funds will write
call options only if
they already own the
security (if it is
"covered"). Risks:
Interest Rate,
Currency, Market,
Leverage,
Correlation,
Liquidity, Credit and
Opportunity.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Futures contract.     0      0      0      0      0      0      0      NA
Agreement to buy or   5N     5N     5N     5N     5N     5N     5N
sell a specific
amount of a commodity
or financial
instrument at a
particular price on a
specific future date.
Risks: Interest Rate,
Currency, Market,
Leverage,
Correlation,
Liquidity and
Opportunity.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Structured securities
Indexed and/or
leveraged             0      NA     NA     NA     0      NA     0      NA
mortgage-backed and
other debt
securities, including
principal-only and
interest-only
securities, leveraged
floating rate
securities, and
others. These
securities tend to be
highly sensitive to
interest rate
movements and their
performance may not
correlate to these
movements in a
conventional fashion.
Risks: Credit,
Interest Rate,
Extension,
Prepayment, Market,
Leverage, Liquidity
and Correlation.
-------------------------------------------------------------------------------


INVESTMENT  PRACTICES
ACTIVE  TRADING  STRATEGY/TURNOVER  INVOLVES
SELLING  A  SECURITY  SOON  AFTER  PURCHASE.  AN  ACTIVE
 TRADING  STRATEGY  CAUSES  A  FUND  TO  HAVE  HIGHER
 PORTFOLIO  TURNOVER  COMPARED  TO OTHER FUNDS AND
                                 J     O     O     O     O     O     J     N/A
HIGHER  TRANSACTION  COSTS,  SUCH  AS  COMMISSIONS  AND
CUSTODIAN  AND  SETTLEMENT  FEES,  AND  MAY  INCREASE  A
FUND'S  TAX  LIABILITY.  RISKS:  OPPORTUNITY,  MARKET
AND  TRANSACTION.
TEMPORARY  DEFENSIVE  POSITIONS.  DURING
ADVERSE  MARKET,  ECONOMIC  OR  POLITICAL  CONDITIONS,
MAY  DEPART  FROM  ITS  PRINCIPAL  INVESTMENT
STRATEGIES  BY  INCREASING  ITS INVESTMENT IN U.S.
                                  O     O     O     O     O     O     O     N/A
GOVERNMENT  SECURITIES AND  OTHER  SHORT-TERM (35T)
INTEREST-BEARING  SECURITIES.  DURING  TIMES  OF  ANY
TEMPORARY  DEFENSIVE  POSITIONS,  A  FUND  MAY  NOT
BE  ABLE  TO  ACHIEVE  ITS  INVESTMENT  OBJECTIVE.
RISKS:  OPPORTUNITY.
CONVENTIONAL  SECURITIES
FOREIGN  SECURITIES.  SECURITIES  ISSUED  BY
COMPANIES LOCATED OUTSIDE THE U.S. AND/OR
                     25N     X      25N      25N     J     15T1      25N     N/A
TRADED  PRIMARILY  ON  A  FOREIGN  EXCHANGE.
RISKS:  MARKET,  CURRENCY,TRANSACTION,
LIQUIDITY,  INFORMATION  AND  POLITICAL.
1     NEW  VISION  MAY  INVEST  ONLY  IN  AMERICAN  DEPOSITORY RECEIPTS (ADRS) -
DOLLAR-DENOMINATED RECEIPTS REPRESENTING SHARES OF A FOREIGN ISSUER. ADRS ARE TRADED ON US EXCHANGES. SEE THE SAI.

[INSERT  HEADINGS]

CONVENTIONAL  SECURITIES  (CONT'D)
SMALL  CAP  STOCKS.  INVESTING  IN  SMALL
COMPANIES  INVOLVES  GREATER  RISK  THAN  WITH  MORE
ESTABLISHED  COMPANIES.  SMALL  CAP STOCK PRICES
                              O     N/A     O     O     O     J     N/A     N/A
ARE  MORE  VOLATILE  AND  THE  COMPANIES  OFTEN  HAVE
LIMITED  PRODUCT  LINES,MARKETS,  FINANCIAL  RESOURCES,
AND  MANAGEMENT  EXPERIENCE.  RISKS:  MARKET,
LIQUIDITY  AND  INFORMATION.
INVESTMENT  GRADE  BONDS.  BONDS  RATED
BBB/BAA  OR  HIGHER  OR COMPARABLE UNRATED
                                 J     N/A     O     O     O     O     J     N/A
BONDS.  RISKS:  INTEREST  RATE, MARKET                         (35N)       (35N)
AND  CREDIT.
BELOW-INVESTMENT  GRADE  BONDS.  BONDS
RATED  BELOW  BBB/BAA  OR  COMPARABLE  UNRATED
BONDS  ARE  CONSIDERED  JUNK  BONDS. THEY ARE
                 20N3     N/A     20N3     10N3     5N3     5N3     20N3     N/A
SUBJECT  TO  GREATER  CREDIT  RISK  THAN  INVESTMENT
GRADE  BONDS.  RISKS:  CREDIT,  MARKET,
INTEREST  RATE,  LIQUIDITY  AND  INFORMATION.
UNRATED  DEBT  SECURITIES.  BONDS  THAT  HAVE  NOT
BEEN  RATED  BY  A  RECOGNIZED  RATING  AGENCY;  THE
ADVISOR  HAS DETERMINED THE CREDIT QUALITY BASED
                                  J     N/A     O     O     O     O     J     J2
ON  ITS  OWN  RESEARCH.  RISKS:  CREDIT,  MARKET,
INTEREST  RATE,LIQUIDITY  AND  INFORMATION.
ILLIQUID  SECURITIES.  SECURITIES  WHICH  CANNOT  BE
READILY  SOLD BECAUSE THERE IS NO ACTIVE MARKET.
                     15N     15N     15N     15N     15N     15N     15N     10N
RISKS:  LIQUIDITY,  MARKET  AND  TRANSACTION.
UNLEVERAGED  DERIVATIVE  SECURITIES
ASSET-BACKED  SECURITIES.  SECURITIES  ARE  BACKED
BY  UNSECURED  DEBT,  SUCH  AS  CREDIT  CARD  DEBT.
THESE  SECURITIES  ARE OFTEN GUARANTEED OR
                                  J     N/A     O     O     O     O     J     J4
OVER-COLLATERALIZED  TO  ENHANCE  THEIR  CREDIT
QUALITY.  RISKS:  CREDIT,  INTEREST  RATE  AND
LIQUIDITY.
MORTGAGE-BACKED  SECURITIES.  SECURITIES  ARE
BACKED  BY  POOLS  OF  MORTGAGES,  INCLUDING
PASSTHROUGH  CERTIFICATES,  AND  OTHER  SENIOR CLASSES
                                  J     N/A     O     O     O     O     J     O5
OF  COLLATERALIZED  MORTGAGE  OBLIGATIONS  (CMOS).
RISKS:  CREDIT,  EXTENSION,  PREPAYMENT,
LIQUIDITY  AND  INTEREST  RATE.
2     MUST  BE  MONEY-MARKET  ELIGIBLE  UNDER SEC RULE 2A-7.     3  EXCLUDES ANY
HIGH  SOCIAL  IMPACT  INVESTMENTS.
4     MUST  BE  MONEY-MARKET  ELIGIBLE  UNDER  SEC  RULE  2A-7.     5  MUST  BE
MONEY-MARKET  ELIGIBLE  UNDER  SEC  RULE  2A-7.

[INSERT  HEADINGS]

UNLEVERAGED  DERIVATIVE  SECURITIES  (CONT'D.)
PARTICIPATION  INTERESTS.  SECURITIES
REPRESENTING  AN  INTEREST  IN  ANOTHER SECURITY OR IN
                                 O     N/A     O     O     O     O     O     O6
BANK  LOANS.  RISKS:  CREDIT,  INTEREST  RATE
AND  LIQUIDITY.
LEVERAGED  DERIVATIVE  INSTRUMENTS
CURRENCY  CONTRACTS.  CONTRACTS  INVOLVING  THE
RIGHT  OR  OBLIGATION  TO  BUY OR SELL A GIVEN AMOUNT
                               O     N/A     O     5T     5T     X     O     N/A
OF  FOREIGN  CURRENCY  AT  A  SPECIFIED  PRICE  AND
FUTURE  DATE.  RISKS:  CURRENCY,  LEVERAGE,
CORRELATION,  LIQUIDITY  AND  OPPORTUNITY.
OPTIONS  ON  SECURITIES  AND  INDICES.
CONTRACTS  GIVING  THE  HOLDER  THE  RIGHT  BUT  NOT  THE
OBLIGATION  TO  PURCHASE  OR  SELL  A  SECURITY  (OR  THE
CASH  VALUE,  IN  THE  CASE  OF  AN  OPTION  ON  AN  INDEX)
AT A SPECIFIED PRICE WITHIN A SPECIFIED TIME. IN
                     5T7     5T7     5T7     5T7     5T7     5T7     5T7     N/A
THE  CASE  OF  SELLING  (WRITING)  OPTIONS,  THE  FUNDS
WILL  WRITE  CALL  OPTIONS  ONLY  IF  THEY  ALREADY  OWN
THE  SECURITY  (IF  IT  IS  "COVERED").
RISKS:  INTEREST  RATE,  CURRENCY,  MARKET,
LEVERAGE,  CORRELATION,LIQUIDITY,  CREDIT
AND  OPPORTUNITY.
FUTURES  CONTRACT.  AGREEMENT  TO  BUY  OR  SELL  A
SPECIFIC  AMOUNT  OF  A  COMMODITY  OR  FINANCIAL
INSTRUMENT  AT  A  PARTICULAR  PRICE ON A SPECIFIC
                                   O     O     O     O     O     O     O     N/A
FUTURE  DATE. RISKS: INTEREST RATE, CURRENCY,
                                    5N     5N     5N     5N     5N     5N     5N
MARKET,  LEVERAGE,  CORRELATION,  LIQUIDITY
AND  OPPORTUNITY.
STRUCTURED  SECURITIES.  INDEXED  AND/OR
LEVERAGED  MORTGAGE-BACKED  AND  OTHER  DEBT
SECURITIES,  INCLUDING  PRINCIPAL-ONLY  AND  INTEREST-
ONLY  SECURITIES,  LEVERAGED  FLOATING  RATE
SECURITIES,  AND OTHERS. THESE SECURITIES TEND TO BE
                           O     N/A     N/A     O     N/A     N/A     O     N/A
HIGHLY  SENSITIVE  TO  INTEREST  RATE  MOVEMENTS  AND
THEIR  PERFORMANCE  MAY  NOT  CORRELATE  TO  THESE
MOVEMENTS  IN  A  CONVENTIONAL  FASHION.  RISKS:
CREDIT,  INTEREST  RATE,  EXTENSION,
PREPAYMENT,  MARKET,  LEVERAGE,  LIQUIDITY
AND  CORRELATION.
6     MUST  BE  MONEY-MARKET  ELIGIBLE  UNDER  SEC  RULE  2A-7.
7     BASED  ON  NET  PREMIUM  PAYMENTS.

THE FUNDS HAVE ADDITIONAL INVESTMENT POLICIES AND RESTRICTIONS THAT ARE NOT PRINCIPAL TO THEIR INVESTMENT STRATEGIES (FOR EXAMPLE, REPURCHASE AGREEMENTS, BORROWING, PLEDGING, AND REVERSE REPURCHASE AGREEMENTS, SECURITIES LENDING, WHEN-ISSUED SECURITIES AND SHORT SALES.) THESE POLICIES AND RESTRICTIONS ARE DISCUSSED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI").

TYPES  OF  INVESTMENT  RISK

CORRELATION  RISK
THIS OCCURS WHEN A FUND "HEDGES"- USES ONE INVESTMENT TO OFFSET THE FUND'S POSITION IN ANOTHER. IF THE TWO INVESTMENTS DO NOT BEHAVE IN RELATION TO ONE ANOTHER THE WAY FUND MANAGERS EXPECT THEM TO, THEN UNEXPECTED OR UNDESIRED RESULTS MAY OCCUR. FOR EXAMPLE, A HEDGE MAY ELIMINATE OR REDUCE GAINS AS WELL AS OFFSET LOSSES.

CREDIT  RISK
THE RISK THAT THE ISSUER OF A SECURITY OR THE COUNTERPARTY TO AN INVESTMENT CONTRACT MAY DEFAULT OR BECOME UNABLE TO PAY ITS OBLIGATIONS WHEN DUE.

CURRENCY  RISK
CURRENCY RISK OCCURS WHEN A FUND BUYS, SELLS OR HOLDS A SECURITY DENOMINATED IN FOREIGN CURRENCY. FOREIGN CURRENCIES "FLOAT" IN VALUE AGAINST THE U.S. DOLLAR. ADVERSE CHANGES IN FOREIGN CURRENCY VALUES CAN CAUSE INVESTMENT LOSSES WHEN A FUND'S INVESTMENTS ARE CONVERTED TO U.S. DOLLARS.

EXTENSION  RISK
THE RISK THAT AN UNEXPECTED RISE IN INTEREST RATES WILL EXTEND THE LIFE OF A MORTGAGE-BACKED SECURITY BEYOND THE EXPECTED PREPAYMENT TIME, TYPICALLY REDUCING THE SECURITY'S VALUE.

INFORMATION  RISK
THE RISK THAT INFORMATION ABOUT A SECURITY OR ISSUER OR THE MARKET MIGHT NOT BE AVAILABLE, COMPLETE, ACCURATE OR COMPARABLE.

INTEREST  RATE  RISK
THE RISK THAT CHANGES IN INTEREST RATES WILL ADVERSELY AFFECT THE VALUE OF AN INVESTOR'S SECURITIES. WHEN INTEREST RATES RISE, THE VALUE OF FIXED-INCOME SECURITIES WILL GENERALLY FALL. CONVERSELY, A DROP IN INTEREST RATES WILL GENERALLY CAUSE AN INCREASE IN THE VALUE OF FIXED-INCOME SECURITIES. LONGER-TERM SECURITIES AND ZERO COUPON/"STRIPPED" COUPON SECURITIES ("STRIPS") ARE SUBJECT TO GREATER INTEREST RATE RISK.

LEVERAGE  RISK
THE RISK THAT OCCURS IN SOME SECURITIES OR TECHNIQUES WHICH TEND TO MAGNIFY THE EFFECT OF SMALL CHANGES IN AN INDEX OR A MARKET. THIS CAN RESULT IN A LOSS THAT EXCEEDS THE AMOUNT ACTUALLY INVESTED.

LIQUIDITY  RISK
THE RISK THAT OCCURS WHEN INVESTMENTS CANNOT BE READILY SOLD. A FUND MAY HAVE TO ACCEPT A LESS-THAN-DESIRABLE PRICE TO COMPLETE THE SALE OF AN ILLIQUID SECURITY OR MAY NOT BE ABLE TO SELL IT AT ALL.

MANAGEMENT  RISK
THE RISK THAT A FUND'S PORTFOLIO MANAGEMENT PRACTICES MIGHT NOT WORK TO ACHIEVE THEIR DESIRED RESULT.

MARKET  RISK
THE  RISK  THAT  SECURITIES  PRICES  IN  A  MARKET, A SECTOR OR AN INDUSTRY WILL
FLUCTUATE,  AND  THAT  SUCH  MOVEMENTS  MIGHT  REDUCE  AN  INVESTMENT'S  VALUE.

OPPORTUNITY  RISK
THE RISK OF MISSING OUT ON AN INVESTMENT OPPORTUNITY BECAUSE THE ASSETS NEEDED TO TAKE ADVANTAGE OF IT ARE COMMITTED TO LESS ADVANTAGEOUS INVESTMENTS OR STRATEGIES.

POLITICAL  RISK
THE RISK THAT MAY OCCUR WITH FOREIGN INVESTMENTS, AND MEANS THAT THE VALUE OF AN INVESTMENT MAY BE ADVERSELY AFFECTED BY NATIONALIZATION, TAXATION, WAR,
GOVERNMENT  INSTABILITY  OR  OTHER  ECONOMIC  OR  POLITICAL  ACTIONS OR FACTORS.

PREPAYMENT  RISK
THE  RISK  THAT  UNANTICIPATED  PREPAYMENTS  MAY  OCCUR, REDUCING THE VALUE OF A
MORTGAGE-BACKED SECURITY. THE FUND MUST THEN REINVEST THOSE ASSETS AT THE CURRENT, MARKET RATE WHICH MAY BE LOWER.

TRANSACTION  RISK
THE RISK THAT A FUND MAY BE DELAYED OR UNABLE TO SETTLE A TRANSACTION OR THAT COMMISSIONS AND SETTLEMENT EXPENSES MAY BE HIGHER THAN USUAL.

INVESTMENT  SELECTION  PROCESS
INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA.

POTENTIAL INVESTMENTS FOR A FUND ARE FIRST SELECTED FOR FINANCIAL SOUNDNESS AND THEN EVALUATED ACCORDING TO THAT FUND'S SOCIAL CRITERIA. TO THE GREATEST EXTENT POSSIBLE, CALVERT SOCIAL INVESTMENT FUND (CSIF) AND CALVERT WORLD VALUES

INTERNATIONAL EQUITY FUND (CWVF) SEEK TO INVEST IN COMPANIES THAT EXHIBIT POSITIVE ACCOMPLISHMENTS WITH RESPECT TO ONE OR MORE OF THE SOCIAL CRITERIA. INVESTMENTS FOR ALL FUNDS MUST MEET THE MINIMUM STANDARDS FOR ALL ITS FINANCIAL AND SOCIAL CRITERIA.

ALTHOUGH EACH FUND'S SOCIAL CRITERIA TEND TO LIMIT THE AVAILABILITY OF INVESTMENT OPPORTUNITIES MORE THAN IS CUSTOMARY WITH OTHER INVESTMENT COMPANIES, CAMCO AND THE SUBADVISORS OF THE FUNDS BELIEVE THERE ARE SUFFICIENT INVESTMENT OPPORTUNITIES TO PERMIT FULL INVESTMENT AMONG ISSUERS WHICH SATISFY EACH FUND'S INVESTMENT AND SOCIAL OBJECTIVES.

THE SELECTION OF AN INVESTMENT BY A FUND DOES NOT CONSTITUTE ENDORSEMENT OR VALIDATION BY THAT FUND, NOR DOES THE EXCLUSION OF AN INVESTMENT NECESSARILY REFLECT FAILURE TO SATISFY THE FUND'S SOCIAL CRITERIA. INVESTORS ARE INVITED TO SEND A BRIEF DESCRIPTION OF COMPANIES THEY BELIEVE MIGHT BE SUITABLE FOR INVESTMENT.

SOCIALLY  RESPONSIBLE  INVESTMENT  CRITERIA
THE FUNDS INVEST IN ACCORDANCE WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. IN ADDITION, WE BELIEVE THAT THERE ARE LONG-TERM BENEFITS IN AN INVESTMENT PHILOSOPHY THAT DEMONSTRATES CONCERN FOR THE ENVIRONMENT, LABOR RELATIONS, HUMAN RIGHTS AND COMMUNITY RELATIONS. THOSE ENTERPRISES THAT EXHIBIT A SOCIAL AWARENESS IN THESE ISSUES SHOULD BE BETTER PREPARED TO MEET FUTURE SOCIETAL NEEDS. BY RESPONDING TO SOCIAL CONCERNS, THESE ENTERPRISES SHOULD NOT ONLY AVOID THE LIABILITY THAT MAY BE INCURRED WHEN A PRODUCT OR SERVICE IS DETERMINED TO HAVE A NEGATIVE SOCIAL IMPACT OR HAS OUTLIVED ITS USEFULNESS, BUT ALSO BE BETTER POSITIONED TO DEVELOP OPPORTUNITIES TO MAKE A PROFITABLE CONTRIBUTION TO SOCIETY. THESE ENTERPRISES SHOULD BE READY TO RESPOND TO EXTERNAL DEMANDS AND ENSURE THAT OVER THE LONGER TERM THEY WILL BE VIABLE TO SEEK TO PROVIDE A POSITIVE RETURN TO BOTH INVESTORS AND SOCIETY AS A WHOLE.

EACH FUND HAS DEVELOPED SOCIAL INVESTMENT CRITERIA, DETAILED BELOW. THESE CRITERIA REPRESENT STANDARDS OF BEHAVIOR WHICH FEW, IF ANY, ORGANIZATIONS TOTALLY SATISFY. AS A MATTER OF PRACTICE, EVALUATION OF A PARTICULAR ORGANIZATION IN THE CONTEXT OF THESE CRITERIA WILL INVOLVE SUBJECTIVE JUDGMENT BY CAMCO AND THE SUBADVISORS. ALL SOCIAL CRITERIA MAY BE CHANGED BY THE BOARD OF TRUSTEES/DIRECTORS WITHOUT SHAREHOLDER APPROVAL.

CALVERT  SOCIAL  INVESTMENT  FUND
CSIF  SEEKS  TO  INVEST  IN  COMPANIES  THAT:

- DELIVER SAFE PRODUCTS AND SERVICES IN WAYS THAT SUSTAIN OUR NATURAL ENVIRONMENT. FOR EXAMPLE, CSIF LOOKS FOR COMPANIES THAT PRODUCE ENERGY FROM RENEWABLE RESOURCES, WHILE AVOIDING CONSISTENT POLLUTERS.

- MANAGE WITH PARTICIPATION THROUGHOUT THE ORGANIZATION IN DEFINING AND ACHIEVING OBJECTIVES. FOR EXAMPLE, CSIF LOOKS FOR COMPANIES THAT OFFER EMPLOYEE STOCK OWNERSHIP OR PROFIT-SHARING PLANS.

- NEGOTIATE FAIRLY WITH THEIR WORKERS, PROVIDE AN ENVIRONMENT SUPPORTIVE OF THEIR WELLNESS, DO NOT DISCRIMINATE ON THE BASIS OF RACE, GENDER, RELIGION, AGE, DISABILITY, ETHNIC ORIGIN, OR SEXUAL ORIENTATION, DO NOT CONSISTENTLY VIOLATE REGULATIONS OF THE EEOC, AND PROVIDE OPPORTUNITIES FOR WOMEN, DISADVANTAGED MINORITIES, AND OTHERS FOR WHOM EQUAL OPPORTUNITIES HAVE OFTEN BEEN DENIED. FOR EXAMPLE, CSIF CONSIDERS BOTH UNIONIZED AND NON-UNION FIRMS WITH GOOD LABOR RELATIONS.

- FOSTER AWARENESS OF A COMMITMENT TO HUMAN GOALS, SUCH AS CREATIVITY, PRODUCTIVITY, SELF-RESPECT AND RESPONSIBILITY, WITHIN THE ORGANIZATION AND THE WORLD, AND CONTINUALLY RECREATES A CONTEXT WITHIN WHICH THESE GOALS CAN BE REALIZED. FOR EXAMPLE, CSIF LOOKS FOR COMPANIES WITH AN ABOVE AVERAGE COMMITMENT TO COMMUNITY AFFAIRS AND CHARITABLE GIVING.


CSIF WILL NOT INVEST IN COMPANIES THAT THE ADVISOR DETERMINES TO BE SIGNIFICANTLY ENGAGED IN:


-     BUSINESS  ACTIVITIES  IN  SUPPORT  OF  REPRESSIVE  REGIMES
-     PRODUCTION,  OR  THE  MANUFACTURE  OF EQUIPMENT, TO PRODUCE NUCLEAR ENERGY
-     MANUFACTURE  OF  WEAPON  SYSTEMS
-     MANUFACTURE  OF  ALCOHOLIC  BEVERAGES  OR  TOBACCO  PRODUCTS
-     OPERATION  OF  GAMBLING  CASINOS
- A PATTERN AND PRACTICE OF VIOLATING THE RIGHTS OF INDIGENOUS PEOPLE. WE URGE COMPANIES TO END NEGATIVE STEREOTYPES OF NATIVE AMERICANS AND OTHER INDIGENOUS PEOPLES. FOR EXAMPLE, CSIF OBJECTS TO THE UNAUTHORIZED USE OF NAMES
AND          IMAGES  THAT  PORTRAY  NATIVE  AMERICANS  IN  A NEGATIVE LIGHT, AND
SUPPORTS THE PROMOTION OF POSITIVE PORTRAYALS OF ALL INDIVIDUALS AND ETHNIC GROUPS.


WITH RESPECT TO U.S. GOVERNMENT SECURITIES, CSIF INVESTS PRIMARILY IN DEBT OBLIGATIONS ISSUED OR GUARANTEED BY AGENCIES OR INSTRUMENTALITIES OF THE U.S. GOVERNMENT WHOSE PURPOSES FURTHER OR ARE COMPATIBLE WITH CSIF'S SOCIAL CRITERIA, SUCH AS OBLIGATIONS OF THE STUDENT LOAN MARKETING ASSOCIATION, RATHER THAN GENERAL OBLIGATIONS OF THE U.S. GOVERNMENT, SUCH AS TREASURY SECURITIES.

CALVERT  WORLD  VALUES  INTERNATIONAL  EQUITY  FUND
THE SPIRIT OF CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND'S SOCIAL CRITERIA IS SIMILAR TO CSIF, BUT THE APPLICATION OF THE SOCIAL ANALYSIS IS SIGNIFICANTLY DIFFERENT. INTERNATIONAL INVESTING BRINGS UNIQUE CHALLENGES IN TERMS OF CORPORATE DISCLOSURE, REGULATORY STRUCTURES, ENVIRONMENTAL STANDARDS, AND
DIFFERING NATIONAL AND CULTURAL PRIORITIES. DUE TO THESE FACTORS, THE CWVF SOCIAL INVESTMENT STANDARDS ARE LESS STRINGENT THAN THOSE OF CSIF.

CWVF  SEEKS  TO  INVEST  IN  COMPANIES  THAT:

- ACHIEVE EXCELLENCE IN ENVIRONMENTAL MANAGEMENT. WE SELECT INVESTMENTS THAT TAKE POSITIVE STEPS TOWARD PRESERVING AND ENHANCING OUR NATURAL ENVIRONMENT THROUGH THEIR OPERATIONS AND PRODUCTS. WE AVOID COMPANIES WITH POOR ENVIRONMENTAL RECORDS.

- HAVE POSITIVE LABOR PRACTICES. WE CONSIDER THE INTERNATIONAL LABOR ORGANIZATION'S BASIC CONVENTIONS ON WORKER RIGHTS AS A GUIDELINE FOR OUR LABOR CRITERIA. WE SEEK TO INVEST IN COMPANIES THAT HIRE AND PROMOTE WOMEN AND ETHNIC MINORITIES; RESPECT THE RIGHT TO FORM UNIONS; COMPLY, AT A MINIMUM, WITH DOMESTIC HOUR AND WAGE LAWS; AND PROVIDE GOOD HEALTH AND SAFETY STANDARDS. WE AVOID COMPANIES THAT DEMONSTRATE A PATTERN OF ENGAGING IN FORCED, COMPULSORY, OR CHILD LABOR.

CWVF  AVOIDS  INVESTING  IN  COMPANIES  THAT:

-  CONTRIBUTE  TO  HUMAN  RIGHTS  ABUSES  IN  OTHER  COUNTRIES1

- PRODUCE NUCLEAR POWER OR NUCLEAR WEAPONS, OR HAVE MORE THAN 10% OF REVENUES DERIVED FROM THE PRODUCTION OR SALE OF WEAPONS SYSTEMS

- DERIVE MORE THAN 10% OF REVENUES FROM THE PRODUCTION OF ALCOHOL OR TOBACCO PRODUCTS, BUT ACTIVELY SEEKS TO INVEST IN COMPANIES WHOSE PRODUCTS OR SERVICES IMPROVE THE QUALITY OF OR ACCESS TO HEALTH CARE, INCLUDING PUBLIC HEALTH AND PREVENTATIVE MEDICINE

1     CWVF  MAY  INVEST  IN  COMPANIES THAT OPERATE IN COUNTRIES WITH POOR HUMAN
RIGHTS  RECORDS  IF  WE          BELIEVE  THE  COMPANIES  ARE  MAKING A POSITIVE
CONTRIBUTION.

CALVERT  CAPITAL  ACCUMULATION  FUND
CALVERT  NEW  VISION  SMALL  CAP  FUND
THE FUNDS CAREFULLY REVIEW COMPANY POLICIES AND BEHAVIOR REGARDING SOCIAL ISSUES IMPORTANT TO QUALITY OF LIFE SUCH AS:

-     ENVIRONMENT
-     EMPLOYEE  RELATIONS
-     PRODUCT  CRITERIA
-     WEAPONS  SYSTEMS
-     NUCLEAR  ENERGY
-     HUMAN  RIGHTS

BOTH  FUNDS  WILL  AVOID  INVESTING  IN  COMPANIES  THAT  HAVE:

- SIGNIFICANT OR HISTORICAL PATTERNS OF VIOLATING ENVIRONMENTAL REGULATIONS, OR OTHERWISE HAVE AN EGREGIOUS ENVIRONMENTAL RECORD

- SIGNIFICANT OR HISTORICAL PATTERNS OF DISCRIMINATION AGAINST EMPLOYEES ON THE BASIS OF RACE, GENDER, RELIGION, AGE, DISABILITY OR SEXUAL ORIENTATION, OR THAT HAVE MAJOR LABOR-MANAGEMENT DISPUTES

- NUCLEAR POWER PLANT OPERATORS AND OWNERS, OR MANUFACTURERS OF KEY COMPONENTS IN THE NUCLEAR POWER PROCESS

-     SIGNIFICANTLY  ENGAGED  IN  WEAPONS  PRODUCTION( INCLUDING WEAPONS SYSTEMS
CONTRACTORS  AND  MAJOR  NUCLEAR  WEAPONS  SYSTEMS  CONTRACTORS)

-     SIGNIFICANTLY  INVOLVED  IN THE MANUFACTURE OF TOBACCO OR ALCOHOL PRODUCTS

-     PRODUCTS  OR OFFER SERVICES THAT, UNDER PROPER USE, ARE CONSIDERED HARMFUL

CAPITAL ACCUMULATION WILL AVOID COMPANIES THAT THE ADVISOR DETERMINES TO BE SIGNIFICANTLY ENGAGED IN:

- A PATTERN AND PRACTICE OF VIOLATING THE RIGHTS OF INDIGENOUS PEOPLE. WE URGE COMPANIES TO END NEGATIVE STEREOTYPES OF NATIVE AMERICANS AND OTHER INDIGENOUS PEOPLES. FOR EXAMPLE, CAPITAL ACCUMULATION OBJECTS TO THE UNAUTHORIZED USE OF NAMES AND IMAGES THAT PORTRAY NATIVE AMERICANS IN A NEGATIVE LIGHT, AND SUPPORTS THE PROMOTION OF POSITIVE PORTRAYALS OF ALL INDIVIDUALS AND ETHNIC GROUPS.
THE ADVISOR WILL SEEK TO REVIEW COMPANIES' OVERSEAS OPERATIONS CONSISTENT WITH THE SOCIAL CRITERIA STATED ABOVE.
WHILE CAPITAL ACCUMULATION AND NEW VISION MAY INVEST IN COMPANIES THAT EXHIBIT POSITIVE SOCIAL CHARACTERISTICS, THEY MAKE NO EXPLICIT CLAIMS TO SEEK OUT COMPANIES WITH SUCH PRACTICES.

HIGH  SOCIAL  IMPACT  INVESTMENTS
CSIF BALANCED, BOND AND EQUITY, CALVERT WORLD VALUES INTERNATIONAL EQUITY, CAPITAL ACCUMULATION AND NEW VISION SMALL CAP
HIGH SOCIAL IMPACT INVESTMENTS IS A PROGRAM THAT TARGETS A PERCENTAGE OF THE FUND'S ASSETS (UP TO 1% FOR EACH OF CSIF BALANCED, CSIF EQUITY AND CSIF BOND AND NEW VISION AND UP TO 3% FOR EACH OF CWVF INTERNATIONAL EQUITY AND CAPITAL ACCUMULATION) TO DIRECTLY SUPPORT THE GROWTH OF COMMUNITY-BASED ORGANIZATIONS FOR THE PURPOSES OF PROMOTING BUSINESS CREATION, HOUSING DEVELOPMENT, AND ECONOMIC AND SOCIAL DEVELOPMENT OF URBAN AND RURAL COMMUNITIES. THESE TYPES OF INVESTMENTS OFFER A RATE OF RETURN BELOW THE THEN-PREVAILING MARKET RATE, AND ARE CONSIDERED ILLIQUID, UNRATED AND BELOW-INVESTMENT GRADE. THEY ALSO INVOLVE A GREATER RISK OF DEFAULT OR PRICE DECLINE THAN INVESTMENT GRADE SECURITIES. HOWEVER, THEY HAVE A SIGNIFICANT SOCIAL RETURN BY MAKING A TREMENDOUS DIFFERENCE IN OUR LOCAL COMMUNITIES. HIGH SOCIAL IMPACT INVESTMENTS ARE VALUED UNDER THE DIRECTION AND CONTROL OF THE FUNDS' BOARDS. THE PROGRAM IS ADMINISTERED BY THE CALVERT SOCIAL INVESTMENT FOUNDATION, WHICH MAY RECEIVE A FEE FROM THE FUNDS.

THE FUNDS HAVE RECEIVED AN EXEMPTIVE ORDER TO PERMIT THEM TO INVEST THOSE ASSETS ALLOCATED FOR INVESTMENT IN HIGH SOCIAL IMPACT INVESTMENTS THROUGH THE PURCHASE OF COMMUNITY INVESTMENT NOTES FROM THE CALVERT SOCIAL INVESTMENT FOUNDATION. THE CALVERT SOCIAL INVESTMENT FOUNDATION IS A NON-PROFIT ORGANIZATION, LEGALLY DISTINCT FROM CALVERT GROUP, ORGANIZED AS A CHARITABLE AND EDUCATIONAL FOUNDATION FOR THE PURPOSE OF INCREASING PUBLIC AWARENESS AND KNOWLEDGE OF THE CONCEPT OF SOCIALLY RESPONSIBLE INVESTING. IT HAS INSTITUTED THE CALVERT COMMUNITY INVESTMENTS PROGRAM TO RAISE ASSETS FROM INDIVIDUAL AND INSTITUTIONAL INVESTORS AND THEN INVEST THESE ASSETS DIRECTLY IN NON-PROFIT OR NOT-FOR-PROFIT COMMUNITY DEVELOPMENT ORGANIZATIONS AND COMMUNITY DEVELOPMENT BANKS THAT FOCUS ON LOW INCOME HOUSING, ECONOMIC DEVELOPMENT AND BUSINESS DEVELOPMENT IN URBAN AND RURAL COMMUNITIES.

SPECIAL  EQUITIES
CSIF  BALANCED  AND  CALVERT  WORLD  VALUES  INTERNATIONAL  EQUITY
CSIF  BALANCED  AND  CWVF  INTERNATIONAL  EQUITY  EACH  HAVE  A SPECIAL EQUITIES
INVESTMENT PROGRAM THAT ALLOWS THE FUND TO PROMOTE ESPECIALLY PROMISING APPROACHES TO SOCIAL GOALS THROUGH PRIVATELY PLACED INVESTMENTS. THE INVESTMENTS ARE GENERALLY VENTURE CAPITAL INVESTMENTS IN SMALL, UNTRIED ENTERPRISES. THE SPECIAL EQUITIES COMMITTEE OF EACH FUND IDENTIFIES, EVALUATES, AND SELECTS THE SPECIAL EQUITIES INVESTMENTS. SPECIAL EQUITIES INVOLVE A HIGH DEGREE OF RISK-- THEY ARE SUBJECT TO LIQUIDITY, INFORMATION, AND IF A DEBT INVESTMENT, CREDIT RISK. SPECIAL EQUITIES ARE VALUED UNDER THE DIRECTION AND CONTROL OF THE FUNDS' BOARDS.

ABOUT  CALVERT  GROUP
CALVERT ASSET MANAGEMENT COMPANY, INC.(4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MD 20814) ("CAMCO") IS THE FUNDS' INVESTMENT ADVISOR. CAMCO PROVIDES THE FUNDS WITH INVESTMENT SUPERVISION AND MANAGEMENT AND OFFICE SPACE; FURNISHES EXECUTIVE AND OTHER PERSONNEL TO THE FUNDS, AND PAYS THE SALARIES AND FEES OF ALL TRUSTEES/DIRECTORS WHO ARE AFFILIATED PERSONS OF THE ADVISOR. IT HAS BEEN MANAGING MUTUAL FUNDS SINCE 1976. CALVERT IS THE INVESTMENT ADVISOR FOR OVER 25 MUTUAL FUND PORTFOLIOS, INCLUDING THE FIRST AND LARGEST FAMILY OF SOCIALLY SCREENED FUNDS. AS OF DECEMBER 31, 1999, CALVERT HAD OVER $6 BILLION IN ASSETS UNDER MANAGEMENT.

CAMCO USES A TEAM APPROACH TO ITS MANAGEMENT OF CSIF BOND (SINCE FEBRUARY 1997) AND THE FIXED-INCOME ASSETS OF CSIF BALANCED (JUNE 1995). RENO J. MARTINI, SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER, HEADS THIS TEAM AND OVERSEES THE INVESTMENT STRATEGY AND MANAGEMENT OF ALL CALVERT FUNDS FOR CAMCO WHILE GREGORY HABEEB MANAGES THE DAY-TO-DAY INVESTMENTS OF CAMCO'S TAXABLE FIXED-INCOME PORTFOLIOS. MR. HABEEB HAS OVER 19 YEARS OF EXPERIENCE AS AN ANALYST, TRADER, AND PORTFOLIO MANAGER.

SUBADVISORS  AND  PORTFOLIO  MANAGERS
BROWN CAPITAL MANAGEMENT, INC., 1201 NORTH CALVERT STREET, BALTIMORE, MARYLAND 21202 HAS MANAGED PART OF THE EQUITY INVESTMENTS OF CSIF BALANCED SINCE 1996, AND CAPITAL ACCUMULATION SINCE 1994. IN 1997, BROWN CAPITAL BECAME THE SOLE SUBADVISOR FOR CAPITAL ACCUMULATION. IT USES A BOTTOM-UP APPROACH THAT INCORPORATES GROWTH-ADJUSTED PRICE EARNINGS, CONCENTRATING ON MID-/LARGE-CAP GROWTH STOCKS.

EDDIE C. BROWN, FOUNDER AND PRESIDENT OF BROWN CAPITAL MANAGEMENT, INC., HEADS THE PORTFOLIO MANAGEMENT TEAM FOR CAPITAL ACCUMULATION AND BROWN CAPITAL'S PORTION OF CSIF BALANCED. HE BRINGS OVER 24 YEARS OF MANAGEMENT EXPERIENCE TO THE FUNDS, AND HAS HELD POSITIONS WITH T. ROWE PRICE ASSOCIATES AND IRWING MANAGEMENT COMPANY. MR. BROWN IS A FREQUENT PANELIST ON "WALL STREET WEEK WITH LOUIS RUKEYSER" AND IS A MEMBER OF THE WALL STREET WEEK HALL OF FAME.

NCM CAPITAL MANAGEMENT GROUP, INC., 103 WEST MAIN STREET, DURHAM, NC 27701, HAS MANAGED PART OF THE EQUITY INVESTMENTS OF CSIF BALANCED SINCE 1995. NCM IS ONE OF THE LARGEST MINORITY-OWNED INVESTMENT MANAGEMENT FIRMS IN THE COUNTRY AND PROVIDES PRODUCTS IN EQUITY FIXED INCOME AND BALANCED PORTFOLIO MANAGEMENT. IT IS ALSO ONE OF THE INDUSTRY LEADERS IN THE EMPLOYMENT AND TRAINING OF MINORITY AND WOMEN INVESTMENT PROFESSIONALS.

NCM'S PORTFOLIO MANAGEMENT TEAM CONSISTS OF SEVERAL MEMBERS, HEADED BY MACEO K. SLOAN. MR. SLOAN HAS MORE THAN 12 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY, AND IS A FREQUENT PANELIST ON WALL STREET WEEK WITH LOUIS RUKEYSER.

STATE STREET GLOBAL ADVISORS (SSGA); 225 FRANKLIN ST., BOSTON, MA 02110, WAS ESTABLISHED IN 1978 AS AN INVESTMENT MANAGEMENT DIVISION OF THE STATE STREET BANK AND TRUST COMPANY. SSGA IS A PIONEER IN THE DEVELOPMENT OF DOMESTIC AND INTERNATIONAL INDEX FUNDS, AND HAS MANAGED CSIF MANAGED INDEX SINCE ITS INCEPTION.

SSGA'S PORTFOLIO MANAGEMENT TEAM CONSISTS OF SEVERAL MEMBERS, HEADED BY ARLENE ROCKEFELLER. SHE JOINED SSGA IN 1982, WITH 10 YEARS EXPERIENCE IN INVESTMENT COMPUTER SYSTEMS. MS. ROCKEFELLER IS CURRENTLY DIRECTOR OF SSGA'S GLOBAL EQUITY GROUP. SHE MANAGES A VARIETY OF SSGA'S EQUITY AND TAX-FREE FUNDS.

ATLANTA CAPITAL MANAGEMENT COMPANY, L.L.C.; TWO MIDTOWN PLAZA, SUITE 1600, 1349 WEST PEACHTREE STREET, ATLANTA, GA 30309 HAS MANAGED CSIF EQUITY SINCE SEPTEMBER 1998.

DANIEL W. BOONE, III, C.F.A. HEADS THE ATLANTA PORTFOLIO MANAGEMENT TEAM FOR CSIF EQUITY. HE IS A SENIOR PARTNER AND SENIOR INVESTMENT PROFESSIONAL FOR ATLANTA CAPITAL. HE HAS BEEN WITH THE FIRM SINCE 1976. HE SPECIALIZES IN EQUITY PORTFOLIO MANAGEMENT AND RESEARCH. BEFORE JOINING THE FIRM, HE HELD POSITIONS WITH THE INTERNATIONAL FIRM OF LAZARD, FRERES IN NEW YORK, AND WELLINGTON MANAGEMENT COMPANY. MR. BOONE HAS EARNED A MBA FROM THE WHARTON SCHOOL OF UNIVERSITY OF PENNSYLVANIA, WHERE HE GRADUATED WITH DISTINCTION, AND A B.A. FROM DAVIDSON COLLEGE.

MURRAY JOHNSTONE INTERNATIONAL, LTD.; 875 NORTH MICHIGAN AVE., SUITE 3415, CHICAGO, IL 60611. THE FIRM HAS MANAGED CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND SINCE ITS INCEPTION.

ANDREW PRESTON HEADS THE PORTFOLIO MANAGEMENT TEAM FOR INTERNATIONAL EQUITY. HE JOINED MURRAY JOHNSTONE INTERNATIONAL IN 1985, AND HAS HELD POSITIONS AS INVESTMENT ANALYST IN THE UNITED KINGDOM AND U.S. DEPARTMENT, AND FUND MANAGER IN THE JAPANESE DEPARTMENT. HE WAS APPOINTED DIRECTOR OF THE COMPANY IN 1993. PRIOR TO JOINING MURRAY JOHNSTONE, HE WAS A MEMBER OF THE AUSTRALIAN FOREIGN SERVICE AND ATTENDED UNIVERSITY IN AUSTRALIA AND JAPAN.

AWAD ASSET MANAGEMENT, INC. (AWAD); 250 PARK AVENUE, NEW YORK, NY 10177, A SUBSIDIARY OF RAYMOND JAMES & ASSOCIATES, HAS MANAGED THE NEW VISION SMALL CAP FUND SINCE 1997. THE FIRM SPECIALIZES IN THE MANAGEMENT OF SMALL-CAPITALIZATION GROWTH STOCKS. THEY EMPHASIZE A GROWTH-AT-A-REASONABLE-PRICE INVESTMENT PHILOSOPHY.

JAMES AWAD, PRESIDENT OF AWAD, FOUNDED THE FIRM IN 1992. HE HEADS THE PORTFOLIO MANAGEMENT TEAM FOR NEW VISION SMALL CAP. MR. AWAD HAS MORE THAN 30 YEARS EXPERIENCE IN THE INVESTMENT BUSINESS, HOLDING POSITIONS WITH FIRMS SUCH AS NEUBERGER & BERMAN AND FIRST INVESTORS CORPORATION.

EACH  OF  THE  FUNDS  HAS  OBTAINED  AN  EXEMPTIVE ORDER FROM THE SECURITIES AND
EXCHANGE COMMISSION TO PERMIT THE FUND, PURSUANT TO APPROVAL BY THE BOARD OF TRUSTEES/DIRECTORS, TO ENTER INTO AND MATERIALLY AMEND CONTRACTS WITH THE FUND'S SUBADVISOR WITHOUT SHAREHOLDER APPROVAL. SEE "INVESTMENT ADVISOR AND SUBADVISOR" IN THE SAI FOR FURTHER DETAILS.

ADVISORY  FEES
THE FOLLOWING TABLE SHOWS THE AGGREGATE ANNUAL ADVISORY FEE PAID TO CAMCO BY EACH FUND FOR THE MOST RECENT FISCAL YEAR AS A PERCENTAGE OF THAT FUND'S AVERAGE DAILY NET ASSETS.

FUND                          ADVISORY  FEE
CSIF  BALANCED                0.51%
CSIF  MANAGED  INDEX          0.50%1
CSIF  EQUITY                  0.51%
CSIF  BOND                    0.43%
CSIF  MONEY  MARKET           0.38%
CWVF  INTERNATIONAL  EQUITY   0.85%
CAPITAL  ACCUMULATION         0.70%
NEW  VISION  SMALL  CAP       0.82%

1     CSIF  MANAGED  INDEX HAS A RECAPTURE PROVISION UNDER WHICH CAMCO MAY ELECT
TO RECAPTURE FROM THE FUND IN A LATER YEAR ANY FEES CAMCO WAIVES OR EXPENSES IT ASSUMES, SUBJECT TO CERTAIN LIMITATIONS.

A  WORD  ABOUT  THE  YEAR  2000  (Y2K)  AND  OUR  COMPUTER  SYSTEMS
LIKE WITH OTHER MUTUAL FUNDS, CAMCO AND ITS SERVICE PROVIDERS USE COMPUTER SYSTEMS FOR ALL ASPECTS OF OUR BUSINESS-PROCESSING SHAREHOLDER AND FUND TRANSACTIONS, FUND ACCOUNTING, EXECUTING TRADES, AND PRICING SECURITIES JUST TO NAME A FEW. THE CONCERN HAS BEEN THAT MANY SOFTWARE PROGRAMS CANNOT DISTINGUISH BETWEEN THE YEAR 2000 AND THE YEAR 1900. THIS COULD CAUSE PROBLEMS WITH RETIREMENT PLAN DISTRIBUTIONS, DIVIDEND PAYMENT SOFTWARE, TRANSACTION SOFTWARE, AND NUMEROUS OTHER AREAS THAT IMPACT THE FUND. LEADING UP TO THIS YEAR, CALVERT GROUP HAS BEEN REVIEWING ALL OF ITS COMPUTER SYSTEMS FOR Y2K COMPLIANCE. ALTHOUGH, THUS FAR, THERE HAVE BEEN NO PROBLEMS CAUSED BY Y2K THAT COULD IMPACT THE FUND, THERE CAN BE NO ASSURANCE THAT THERE WILL BE NO FUTURE IMPACT. THE ADVISOR, THE UNDERWRITER, TRANSFER AGENT AND CUSTODIAN HAVE ADVISED THE FUND THAT THEY WILL CONTINUE TO ACTIVELY WORK ON ANY NECESSARY CHANGES TO THEIR COMPUTER SYSTEMS TO ADDRESS ANY ISSUES THAT MAY ARISE THROUGHOUT THE YEAR AND EXPECT THAT THEIR SYSTEMS, AND THOSE OF THEIR OUTSIDE SERVICE PROVIDERS, WILL BE ADAPTED ACCORDINGLY. FOR MORE INFORMATION, PLEASE VISIT OUR WEBSITE AT WWW.CALVERT.COM.

HOW  TO  BUY  SHARES

GETTING  STARTED  -  BEFORE  YOU  OPEN  AN  ACCOUNT
YOU  HAVE  A  FEW DECISIONS TO MAKE BEFORE YOU OPEN AN ACCOUNT IN A MUTUAL FUND.

     FIRST,  DECIDE  WHICH  FUND  OR FUNDS BEST SUITS YOUR NEEDS AND YOUR GOALS.

     SECOND, DECIDE WHAT KIND OF ACCOUNT YOU WANT TO OPEN. CALVERT OFFERS INDIVIDUAL, JOINT, TRUST, UNIFORM GIFTS/TRANSFERS TO MINOR ACCOUNTS, TRADITIONAL, EDUCATION AND ROTH IRAS, QUALIFIED PROFIT-SHARING AND MONEY PURCHASE PLANS, SIMPLE IRAS, SEP-IRAS, 403(B)(7) ACCOUNTS, AND SEVERAL OTHER TYPES OF ACCOUNTS. MINIMUM INVESTMENTS ARE LOWER FOR THE RETIREMENT PLANS.

     THEN DECIDE WHICH CLASS OF SHARES IS BEST FOR YOU. YOU SHOULD MAKE THIS DECISION CAREFULLY, BASED ON:

-     THE  AMOUNT  YOU  WISH  TO  INVEST;
-     THE  LENGTH  OF  TIME  YOU  PLAN  TO  KEEP  THE  INVESTMENT;  AND
-     THE  CLASS  EXPENSES.

CHOOSING  A  SHARE  CLASS
CSIF MONEY MARKET OFFERS ONLY ONE CLASS OF SHARES (CLASS O), WHICH IS SOLD WITHOUT A SALES CHARGE. THE OTHER FUNDS IN THIS PROSPECTUS OFFER THREE DIFFERENT CLASSES (CLASS A, B, OR C). THIS CHART SHOWS THE DIFFERENCE IN THE CLASSES AND THE GENERAL TYPES OF INVESTORS WHO MAY BE INTERESTED IN EACH CLASS:

CLASS  A:  FRONT-END  SALES  CHARGE
F OR ALL INVESTORS, PARTICULARLY THOSE INVESTING A SUBSTANTIAL AMOUNT WHO PLAN TO HOLD THE SHARES FOR A LONG PERIOD OF TIME.
SALES CHARGE ON EACH PURCHASE OF 4.75% OR LESS (3.75% OR LESS FOR CSIF BOND), DEPENDING ON THE AMOUNT YOU INVEST.
CLASS B: DEFERRED SALES CHARGE FOR 6 YEARS (4 YEARS FOR CSIF BOND) FOR INVESTORS WHO PLAN TO HOLD THE SHARES AT LEAST 6 YEARS (4 FOR CSIF BOND). THE EXPENSES OF THIS CLASS ARE HIGHER THAN CLASS A, BECAUSE OF THE 12B-1 FEE. NO SALES CHARGE ON EACH PURCHASE, BUT IF YOU SELL YOUR SHARES WITHIN 6 YEARS,
YOU WILL PAY A DEFERRED SALES CHARGE OF 5% OR LESS ON SHARES YOU SELL (4% OR LESS ON SHARES OF CSIF BOND YOU SELL WITHIN 4 YEARS OF PURCHASE). CLASS C: DEFERRED SALES CHARGE FOR 1 YEAR
FOR INVESTORS WHO ARE INVESTING FOR AT LEAST ONE YEAR, BUT LESS THAN SIX YEARS. THE EXPENSES OF THIS CLASS ARE HIGHER THAN CLASS A, BECAUSE OF THE 12B-1 FEE. NO SALES CHARGE ON EACH PURCHASE, BUT IF YOU SELL SHARES WITHIN 1 YEAR, THEN YOU WILL PAY A DEFERRED SALES
CHARGE  OF  1%  AT  THAT  TIME.

CLASS  A:  FRONT-END  SALES  CHARGE
CLASS  A  SHARES  HAVE  ANNUAL  12B-1  FEE  OF  UP  TO  0.35%.
CLASS A SHARES HAVE LOWER ANNUAL EXPENSES DUE TO A LOWER 12B-1 FEE. PURCHASES OF CLASS A SHARES AT NAV FOR ACCOUNTS WITH $1,000,000 OR MORE WILL BE SUBJECT TO A 1.0% DEFERRED SALES CHARGE FOR 1 YEAR.
CLASS  B:  DEFERRED  SALES  CHARGE  FOR  6  YEARS  (4  YEARS  FOR  CSIF  BOND)
CLASS  B  SHARES  HAVE  AN  ANNUAL  12B-1  FEE  OF  1.00%.
YOUR SHARES WILL AUTOMATICALLY CONVERT TO CLASS A SHARES AFTER 8 YEARS (6 YEARS FOR CSIF BOND), REDUCING YOUR FUTURE ANNUAL EXPENSES.
IF YOU ARE INVESTING MORE THAN $250,000, YOU SHOULD CONSIDER INVESTING IN CLASS A OR C.
CLASS  C:  DEFERRED  SALES  CHARGE  FOR  1  YEAR
CLASS  C  SHARES  HAVE  AN  ANNUAL  12B-1  FEE  OF  1.00%.
CLASS C SHARES HAVE HIGHER ANNUAL EXPENSES THAN CLASS A AND THERE IS NO AUTOMATIC CONVERSION TO CLASS A.
IF  YOU  ARE  INVESTING  MORE  THAN  $1,000,000,  YOU  SHOULD INVEST IN CLASS A.

CLASS  A
IF YOU CHOOSE CLASS A, YOU WILL PAY A SALES CHARGE AT THE TIME OF EACH PURCHASE. THIS TABLE SHOWS THE CHARGES BOTH AS A PERCENTAGE OF OFFERING PRICE AND AS A PERCENTAGE OF THE AMOUNT YOU INVEST. THE TERM "OFFERING PRICE" INCLUDES THE FRONT-END SALES CHARGE. IF YOU INVEST MORE, THE SALES CHARGE WILL BE LOWER. FOR EXAMPLE, IF YOU INVEST MORE THAN $50,000, OR IF YOUR CUMULATIVE PURCHASES OR THE VALUE IN YOUR ACCOUNT IS MORE THAN $50,000,4 THEN THE SALES CHARGE IS REDUCED TO 3.75%.



[INSERT  HEADINGS]


YOUR  INVESTMENT IN     SALES CHARGE %    % OF AMT.  SALES CHARGE %   % OF AMT
CLASS  A  SHARES      OF OFFERING  PRICE  INVESTED  OF OFFERING PRICE  INVESTED

LESS  THAN                 $50,000      4.75%     4.99%     3.75%     3.90%
$50,000  BUT  LESS  THAN   $100,000     3.75%     3.90%     3.00%     3.09%
$100,000  BUT  LESS  THAN  $250,000     2.75%     2.83%     2.25%     2.30%
$250,000  BUT  LESS  THAN  $500,000     1.75%     1.78%     1.75%     1.78%
$500,000  BUT  LESS  THAN  $1,000,000   1.00%     1.01%     1.00%     1.01%
$1,000,000  AND  OVER                   NONE5     NONE5     NONE5     NONE5

4 THIS IS CALLED "RIGHTS OF ACCUMULATION." THE SALES CHARGE IS CALCULATED BY TAKING INTO ACCOUNT NOT ONLY THE DOLLAR AMOUNT OF THE NEW PURCHASE OF SHARES, BUT ALSO THE HIGHER OF COST OR CURRENT VALUE OF SHARES YOU HAVE PREVIOUSLY PURCHASED IN CALVERT GROUP FUNDS THAT IMPOSE SALES CHARGES. THIS AUTOMATICALLY APPLIES TO YOUR ACCOUNT FOR EACH NEW PURCHASE OF CLASS A SHARES.

5     PURCHASES  OF  CLASS  A SHARES AT NAV FOR ACCOUNTS WITH $1,000,000 OR MORE
ARE SUBJECT TO A ONE YEAR CDSC OF 1.00%. SEE THE "CALCULATION OF CONTINGENT DEFERRED SALES CHARGE AND WAIVER OF SALES CHARGES."

THE CLASS A FRONT-END SALES CHARGE MAY BE WAIVED FOR CERTAIN PURCHASES OR INVESTORS, SUCH AS PARTICIPANTS IN CERTAIN GROUP RETIREMENT PLANS OR OTHER QUALIFIED GROUPS AND CLIENTS OF REGISTERED INVESTMENT ADVISERS. FOR DETAILS ON THESE AND OTHER PURCHASES THAT MAY QUALIFY FOR A REDUCED SALES CHARGE, SEE EXHIBIT A.

CLASS  B
IF YOU CHOOSE CLASS B, THERE IS NO FRONT-END SALES CHARGE LIKE CLASS A, BUT IF YOU SELL THE SHARES WITHIN THE FIRST 6 YEARS (OR 4 YEARS FOR CSIF BOND), YOU WILL HAVE TO PAY A "CONTINGENT DEFERRED" SALES CHARGE ("CDSC"). THIS MEANS THAT YOU DO NOT HAVE TO PAY THE SALES CHARGE UNLESS YOU SELL YOUR SHARES WITHIN THE FIRST 6 YEARS AFTER PURCHASE (OR 4 YEARS FOR CSIF BOND). KEEP IN MIND THAT THE LONGER YOU HOLD THE SHARES, THE LESS YOU WILL HAVE TO PAY IN DEFERRED SALES CHARGES.


[INSERT  HEADINGS]



TIME  SINCE  PURCHASE     CDSC  %     CDSC  %
1ST  YEAR                  5%           4%
2ND  YEAR                  4%           3%
3RD  YEAR                  4%           2%
4TH  YEAR                  3%           1%
5TH  YEAR                  2%           NONE
6TH  YEAR                  1%           NONE
AFTER  6  YEARS            NONE         NONE


CALCULATION  OF  CONTINGENT  DEFERRED  SALES  CHARGE
AND  WAIVER  OF  SALES  CHARGES
THE CDSC WILL NOT BE CHARGED ON SHARES YOU RECEIVED AS DIVIDENDS OR FROM CAPITAL GAINS DISTRIBUTIONS OR ON ANY CAPITAL APPRECIATION (GAIN IN THE VALUE) OF SHARES THAT ARE SOLD.

SHARES  THAT  ARE  NOT  SUBJECT  TO THE CDSC WILL BE REDEEMED FIRST, FOLLOWED BY
SHARES YOU HAVE HELD THE LONGEST. THE CDSC IS CALCULATED BY DETERMINING THE SHARE VALUE AT BOTH THE TIME OF PURCHASE AND REDEMPTION AND THEN MULTIPLYING WHICHEVER VALUE IS LESS BY THE PERCENTAGE THAT APPLIES AS SHOWN ABOVE. FOR EXAMPLE, IF YOU INVESTED $5,000 IN CSIF EQUITY CLASS B SHARES THREE YEARS AGO, AND IT IS NOW WORTH $5,750, THE CDSC WILL BE CALCULATED BY TAKING THE LESSER OF THE TWO VALUES ($5,000), AND MULTIPLYING IT BY 4%, FOR A CDSC OF $200. IF YOU CHOOSE TO SELL ONLY PART OF YOUR SHARES, THE CAPITAL APPRECIATION FOR THOSE SHARES ONLY IS INCLUDED IN THE CALCULATION, RATHER THAN THE CAPITAL APPRECIATION FOR THE ENTIRE ACCOUNT.

THE  CDSC  ON  CLASS  B  SHARES  WILL  BE WAIVED IN THE FOLLOWING CIRCUMSTANCES:

- REDEMPTION UPON THE DEATH OR DISABILITY OF THE SHAREHOLDER, PLAN PARTICIPANT, OR BENEFICIARY.6
- MINIMUM REQUIRED DISTRIBUTIONS FROM RETIREMENT PLAN ACCOUNTS FOR SHAREHOLDERS 701/2 AND OLDER.7
- THE RETURN OF AN EXCESS CONTRIBUTION OR DEFERRAL AMOUNTS, PURSUANT TO SECTIONS 408(D)(4) OR (5), 401(K)(8), 402(G)(2), OR 401(M)(6) OF THE INTERNAL
REVENUE  CODE.
- INVOLUNTARY REDEMPTIONS OF ACCOUNTS UNDER PROCEDURES SET FORTH BY THE FUND'S BOARD OF TRUSTEES/DIRECTORS.
- A SINGLE ANNUAL WITHDRAWAL UNDER A SYSTEMATIC WITHDRAWAL PLAN OF UP TO 10% PER YEAR OF THE SHAREHOLDER'S ACCOUNT BALANCE.8

CLASS  C
IF YOU CHOOSE CLASS C, THERE IS NO FRONT-END SALES CHARGE LIKE CLASS A, BUT IF YOU SELL THE SHARES WITHIN THE FIRST YEAR, YOU WILL HAVE TO PAY A 1% CDSC. CLASS C MAY BE A GOOD CHOICE FOR YOU IF YOU PLAN TO BUY SHARES AND HOLD THEM FOR AT LEAST 1 YEAR, BUT NOT MORE THAN FIVE OR SIX YEARS.

DISTRIBUTION  AND  SERVICE  FEES
EACH FUND HAS ADOPTED A PLAN UNDER RULE 12B-1 OF THE INVESTMENT COMPANY ACT OF 1940 THAT ALLOWS THE FUND TO PAY DISTRIBUTION FEES FOR THE SALE AND DISTRIBUTION OF ITS SHARES. THE DISTRIBUTION PLAN ALSO PAYS SERVICE FEES TO PERSONS (SUCH AS YOUR FINANCIAL PROFESSIONAL) FOR SERVICES PROVIDED TO SHAREHOLDERS. BECAUSE THESE FEES ARE PAID OUT OF A FUND'S ASSETS ON AN ONGOING BASIS, OVER TIME, THESE FEES WILL INCREASE THE COST OF YOUR INVESTMENT AND MAY COST YOU MORE THAN PAYING OTHER TYPES OF SALES CHARGES. PLEASE SEE EXHIBIT B FOR MORE SERVICE FEE INFORMATION.

6 "DISABILITY" MEANS A TOTAL DISABILITY AS EVIDENCED BY A DETERMINATION BY THE FEDERAL SOCIAL SECURITY ADMINISTRATION.
7 THE MAXIMUM AMOUNT SUBJECT TO THIS WAIVER IS BASED ONLY UPON THE SHAREHOLDER'S CALVERT GROUP RETIREMENT ACCOUNTS.
8 THIS SYSTEMATIC WITHDRAW PLAN REQUIRES A MINIMUM ACCOUNT BALANCE OF $50,000 TO BE ESTABLISHED.

THE TABLE BELOW SHOWS THE MAXIMUM ANNUAL PERCENTAGE PAYABLE UNDER THE DISTRIBUTION PLAN, AND THE AMOUNT ACTUALLY PAID BY EACH FUND FOR THE MOST RECENT FISCAL YEAR. THE FEES ARE BASED ON AVERAGE DAILY NET ASSETS BY PARTICULAR CLASS.

     MAXIMUM  PAYABLE  UNDER  PLAN/AMOUNT  ACTUALLY  PAID

CSIF  MONEY  MARKET     0.25%/0.00%

                                   CLASS  A        CLASS  B       CLASS  C
CSIF  BALANCED                   0.35%/0.24%     1.00%/1.00%     1.00%/1.00%
CSIF  BOND                       0.35%/0.20%     1.00%/1.00%     1.00%/1.00%
CSIF  EQUITY                     0.35%/0.23%     1.00%/1.00%     1.00%/1.00%
CSIF  MANAGED  INDEX             0.25%/0.25%     1.00%/1.00%     1.00%/1.00%
CWVF  INTERNATIONAL  EQUITY      0.35%/0.25%     1.00%/1.00%     1.00%/1.00%
CAPITAL  ACCUMULATION            0.35%/0.35%     1.00%/1.00%     1.00%/1.00%
NEW  VISION  SMALL  CAP          0.25%/0.25%     1.00%/1.00%     1.00%/1.00%

NEXT  STEP  -  ACCOUNT  APPLICATION
COMPLETE AND SIGN AN APPLICATION FOR EACH NEW ACCOUNT. WHEN MULTIPLE CLASSES OF SHARES ARE OFFERED, PLEASE SPECIFY WHICH CLASS YOU WISH TO PURCHASE. FOR MORE INFORMATION, CONTACT YOUR FINANCIAL PROFESSIONAL OR OUR SHAREHOLDER SERVICES DEPARTMENT AT 800-368-2748.

MINIMUM  TO  OPEN  AN  ACCOUNT          MINIMUM  ADDITIONAL  INVESTMENTS-
                                                               $250
CSIF  MONEY  MARKET            $1,000
CSIF  BALANCED                 $1,000
CSIF  BOND                     $1,000
CSIF  EQUITY                   $1,000

CSIF  MANAGED  INDEX            $5,000

CWVF  INTERNATIONAL  EQUITY     $2,000
CAPITAL  ACCUMULATION           $2,000
NEW  VISION  SMALL  CAP         $2,000

PLEASE  MAKE  YOUR  CHECK  PAYABLE
TO  THE  FUND  AND  MAIL  IT  TO:
NEW  ACCOUNTS               SUBSEQUENT  INVESTMENTS
(INCLUDE  APPLICATION):          (INCLUDE  INVESTMENT  SLIP):
CALVERT  GROUP               CALVERT  GROUP
P.O.  BOX  219544               P.O.  BOX  219739
KANSAS  CITY,  MO  64121-9544     KANSAS  CITY,  MO  64121-9739

BY  REGISTERED,     CALVERT  GROUP
CERTIFIED,  OR     C/O  NFDS
OVERNIGHT  MAIL     330  WEST  9TH  STREET
          KANSAS  CITY,  MO  64105-1807

AT THE CALVERT OFFICE     VISIT THE CALVERT OFFICE TO MAKE INVESTMENTS BY CHECK.
          SEE  THE  BACK  COVER  PAGE  FOR  THE  ADDRESS.

IMPORTANT  -  HOW  SHARES  ARE  PRICED
THE PRICE OF SHARES IS BASED ON EACH FUND'S NET ASSET VALUE ("NAV"). NAV IS COMPUTED BY ADDING THE VALUE OF A FUND'S HOLDINGS PLUS OTHER ASSETS, SUBTRACTING LIABILITIES, AND THEN DIVIDING THE RESULT BY THE NUMBER OF SHARES OUTSTANDING. IF A FUND HAS MORE THAN ONE CLASS OF SHARES, THE NAV OF EACH CLASS WILL BE DIFFERENT, DEPENDING ON THE NUMBER OF SHARES OUTSTANDING FOR EACH CLASS.

PORTFOLIO SECURITIES AND OTHER ASSETS ARE VALUED BASED ON MARKET QUOTATIONS, EXCEPT THAT SECURITIES MATURING WITHIN 60 DAYS ARE VALUED AT AMORTIZED COST. CSIF MONEY MARKET IS VALUED ACCORDING TO THE "AMORTIZED COST" METHOD, WHICH IS INTENDED TO STABILIZE THE NAV AT $1 PER SHARE. IF MARKET QUOTATIONS ARE NOT READILY AVAILABLE, SECURITIES ARE VALUED BY A METHOD THAT THE FUND'S BOARD OF TRUSTEES/DIRECTORS BELIEVES ACCURATELY REFLECTS FAIR VALUE.

THE NAV IS CALCULATED AS OF THE CLOSE OF EACH BUSINESS DAY, WHICH COINCIDES WITH THE CLOSING OF THE REGULAR SESSION OF THE NEW YORK STOCK EXCHANGE ("NYSE") (NORMALLY 4 P.M. ET). EACH FUND IS OPEN FOR BUSINESS EACH DAY THE NYSE IS OPEN.

SOME FUNDS HOLD SECURITIES THAT ARE PRIMARILY LISTED ON FOREIGN EXCHANGES THAT TRADE ON DAYS WHEN THE NYSE IS CLOSED. THESE FUNDS DO NOT PRICE SHARES ON DAYS WHEN THE NYSE IS CLOSED, EVEN IF FOREIGN MARKETS MAY BE OPEN. AS A RESULT, THE VALUE OF THE FUND'S SHARES MAY CHANGE ON DAYS WHEN YOU WILL NOT BE ABLE TO BUY OR SELL YOUR SHARES.

WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED
YOUR PURCHASE WILL BE PROCESSED AT THE NEXT NAV CALCULATED AFTER YOUR ORDER IS RECEIVED AND IN GOOD ORDER. ALL OF YOUR PURCHASES MUST BE MADE IN US DOLLARS.

NO CASH OR THIRD PARTY CHECKS WILL BE ACCEPTED. NO CREDIT CARD OR CREDIT LOAN CHECKS WILL BE ACCEPTED. EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME OR TO REJECT ANY SPECIFIC PURCHASE ORDER. AS A CONVENIENCE, CHECK PURCHASES RECEIVED AT CALVERT'S OFFICE IN BETHESDA, MARYLAND WILL BE SENT BY OVERNIGHT DELIVERY TO THE TRANSFER AGENT AND WILL BE CREDITED THE NEXT BUSINESS DAY UPON RECEIPT. ANY CHECK PURCHASE RECEIVED WITHOUT AN INVESTMENT SLIP MAY CAUSE DELAYED CREDITING. ANY PURCHASE LESS THAN THE $250 MINIMUM FOR SUBSEQUENT INVESTMENTS WILL BE CHARGED A SERVICE FEE OF $3. IF YOUR CHECK DOES NOT CLEAR YOUR BANK, YOUR PURCHASE WILL BE CANCELED AND YOU WILL BE CHARGED A $25 FEE PLUS ANY COSTS INCURRED. ALL PURCHASES WILL BE CONFIRMED AND CREDITED TO YOUR ACCOUNT IN FULL AND FRACTIONAL SHARES (ROUNDED TO THE NEAREST
1/1000TH  OF  A  SHARE).

CSIF  MONEY  MARKET
YOUR PURCHASE WILL BE CREDITED AT THE NET ASSET VALUE CALCULATED AFTER YOUR ORDER IS RECEIVED AND ACCEPTED. IF THE TRANSFER AGENT RECEIVES YOUR WIRE PURCHASE BY 5 P.M. ET, YOUR ACCOUNT WILL BEGIN EARNING DIVIDENDS ON THE NEXT BUSINESS DAY. EXCHANGES BEGIN EARNING DIVIDENDS THE NEXT BUSINESS DAY AFTER THE EXCHANGE REQUEST IS RECEIVED BY MAIL OR TELEPHONE. PURCHASES RECEIVED BY CHECK WILL BEGIN EARNING DIVIDENDS THE NEXT BUSINESS DAY AFTER THEY ARE CREDITED TO THE ACCOUNT.

OTHER  CALVERT  GROUP  FEATURES

CALVERT  INFORMATION  NETWORK
FOR  24  HOUR  PERFORMANCE  AND  ACCOUNT  INFORMATION  CALL  800-368-2745
OR  VISIT  WWW.CALVERT.COM
YOU CAN OBTAIN CURRENT PERFORMANCE AND PRICING INFORMATION, VERIFY ACCOUNT BALANCES, AND AUTHORIZE CERTAIN TRANSACTIONS WITH THE CONVENIENCE OF ONE PHONE CALL, 24 HOURS A DAY.

ACCOUNT  SERVICES
BY SIGNING UP FOR SERVICES WHEN YOU OPEN YOUR ACCOUNT, YOU AVOID HAVING TO OBTAIN A SIGNATURE GUARANTEE. IF YOU WISH TO ADD SERVICES AT A LATER DATE, A
SIGNATURE GUARANTEE TO VERIFY YOUR SIGNATURE MAY BE OBTAINED FROM ANY BANK, TRUST COMPANY AND SAVINGS AND LOAN ASSOCIATION, CREDIT UNION, BROKER-DEALER FIRM OR MEMBER OF A DOMESTIC STOCK EXCHANGE. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

CALVERT  MONEY  CONTROLLER
CALVERT MONEY CONTROLLER ALLOWS YOU TO PURCHASE OR SELL SHARES BY ELECTRONIC FUNDS TRANSFER WITHOUT THE TIME DELAY OF MAILING A CHECK OR THE ADDED EXPENSE OF A WIRE. USE THIS SERVICE TO TRANSFER UP TO $300,000 ELECTRONICALLY. ALLOW ONE OR TWO BUSINESS DAYS AFTER YOU PLACE YOUR REQUEST FOR THE TRANSFER TO TAKE PLACE. MONEY TRANSFERRED TO PURCHASE NEW SHARES WILL BE SUBJECT TO A HOLD OF UP TO 10

BUSINESS DAYS BEFORE REDEMPTION REQUESTS ARE HONORED. TRANSACTION REQUESTS MUST BE RECEIVED BY 4 P.M. ET. YOU MAY REQUEST THIS SERVICE ON YOUR INITIAL ACCOUNT APPLICATION. CALVERT MONEY CONTROLLER TRANSACTIONS RETURNED FOR INSUFFICIENT FUNDS WILL INCUR A $25 CHARGE.

TELEPHONE  TRANSACTIONS
YOU MAY PURCHASE, REDEEM, OR EXCHANGE SHARES, WIRE FUNDS AND USE CALVERT MONEY CONTROLLER BY TELEPHONE IF YOU HAVE PRE-AUTHORIZED SERVICE INSTRUCTIONS. YOU RECEIVE TELEPHONE PRIVILEGES AUTOMATICALLY WHEN YOU OPEN YOUR ACCOUNT UNLESS YOU ELECT OTHERWISE. FOR OUR MUTUAL PROTECTION, THE FUND, THE SHAREHOLDER SERVICING AGENT AND THEIR AFFILIATES USE PRECAUTIONS SUCH AS VERIFYING SHAREHOLDER IDENTITY AND RECORDING TELEPHONE CALLS TO CONFIRM INSTRUCTIONS GIVEN BY PHONE. A CONFIRMATION STATEMENT IS SENT FOR MOST TRANSACTIONS; PLEASE REVIEW THIS STATEMENT AND VERIFY THE ACCURACY OF YOUR TRANSACTION IMMEDIATELY.

EXCHANGES
CALVERT GROUP OFFERS A WIDE VARIETY OF INVESTMENT OPTIONS THAT INCLUDES COMMON STOCK FUNDS, TAX-EXEMPT AND CORPORATE BOND FUNDS, AND MONEY MARKET FUNDS (CALL YOUR BROKER OR CALVERT REPRESENTATIVE FOR MORE INFORMATION). WE MAKE IT EASY FOR YOU TO PURCHASE SHARES IN OTHER CALVERT FUNDS IF YOUR INVESTMENT GOALS CHANGE. THE EXCHANGE PRIVILEGE OFFERS FLEXIBILITY BY ALLOWING YOU TO EXCHANGE SHARES ON WHICH YOU HAVE ALREADY PAID A SALES CHARGE FROM ONE MUTUAL FUND TO ANOTHER AT NO ADDITIONAL CHARGE.

COMPLETE AND SIGN AN ACCOUNT APPLICATION, TAKING CARE TO REGISTER YOUR NEW ACCOUNT IN THE SAME NAME AND TAXPAYER IDENTIFICATION NUMBER AS YOUR EXISTING CALVERT ACCOUNT(S). EXCHANGE INSTRUCTIONS MAY THEN BE GIVEN BY TELEPHONE IF TELEPHONE REDEMPTIONS HAVE BEEN AUTHORIZED AND THE SHARES ARE NOT IN CERTIFICATE FORM.

BEFORE  YOU  MAKE  AN  EXCHANGE,  PLEASE  NOTE  THE  FOLLOWING:
EACH EXCHANGE REPRESENTS THE SALE OF SHARES OF ONE FUND AND THE PURCHASE OF SHARES OF ANOTHER. THEREFORE, YOU COULD REALIZE A TAXABLE GAIN OR LOSS.

YOU MAY EXCHANGE SHARES ACQUIRED BY REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS INTO ANOTHER CALVERT FUND AT NO ADDITIONAL CHARGE.

SHARES  MAY  ONLY  BE  EXCHANGED FOR SHARES OF THE SAME CLASS OF ANOTHER CALVERT
FUND.

NO CDSC IS IMPOSED ON EXCHANGES OF SHARES SUBJECT TO A CDSC AT THE TIME OF THE EXCHANGE. THE APPLICABLE CDSC IS IMPOSED AT THE TIME THE SHARES ACQUIRED BY THE EXCHANGE ARE REDEEMED.

EXCHANGE REQUESTS WILL NOT BE ACCEPTED ON ANY DAY WHEN CALVERT IS OPEN BUT THE FUND'S CUSTODIAN BANK IS CLOSED (E.G., COLUMBUS DAY AND VETERAN'S DAY); THESE EXCHANGE REQUESTS WILL BE PROCESSED THE NEXT DAY THE FUND'S CUSTODIAN BANK IS OPEN.

EACH FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF INVESTORS, EACH FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET-TIMING ACTIVITY.

EACH FUND RESERVES THE RIGHT TO TERMINATE OR MODIFY THE EXCHANGE PRIVILEGE WITH 60 DAYS' WRITTEN NOTICE.

ELECTRONIC  DELIVERY  OF  PROSPECTUSES  AND  SHAREHOLDER  REPORTS
YOU MAY REQUEST TO RECEIVE ELECTRONIC DELIVERY OF PROSPECTUSES AND ANNUAL AND SEMI ANNUAL REPORTS.

COMBINED  GENERAL  MAILINGS  (HOUSEHOLDING)
MULTIPLE ACCOUNTS WITH THE SAME SOCIAL SECURITY NUMBER WILL RECEIVE ONE MAILING PER HOUSEHOLD OF INFORMATION SUCH AS PROSPECTUSES AND SEMI-ANNUAL AND ANNUAL REPORTS. YOU MAY REQUEST FURTHER GROUPING OF ACCOUNTS TO RECEIVE FEWER MAILINGS. SEPARATE STATEMENTS WILL BE GENERATED FOR EACH SEPARATE ACCOUNT AND WILL BE MAILED IN ONE ENVELOPE FOR EACH COMBINATION ABOVE.

SPECIAL  SERVICES  AND  CHARGES
EACH FUND PAYS FOR SHAREHOLDER SERVICES BUT NOT FOR SPECIAL SERVICES THAT ARE REQUIRED BY A FEW SHAREHOLDERS, SUCH AS A REQUEST FOR A HISTORICAL TRANSCRIPT OF AN ACCOUNT OR A STOP PAYMENT ON A DRAFT. YOU MAY BE REQUIRED TO PAY A FEE FOR THESE SPECIAL SERVICES; FOR EXAMPLE, THE FEE FOR STOP PAYMENTS IS $25. CSIF
MONEY MARKET WILL CHARGE A SERVICE FEE OF $25 FOR DRAFTS RETURNED FOR INSUFFICIENT OR UNCOLLECTED FUNDS.

IF YOU ARE PURCHASING SHARES THROUGH A PROGRAM OF SERVICES OFFERED BY A BROKER/DEALER OR FINANCIAL INSTITUTION, YOU SHOULD READ THE PROGRAM MATERIALS TOGETHER WITH THIS PROSPECTUS. CERTAIN FEATURES MAY BE MODIFIED IN THESE PROGRAMS. INVESTORS MAY BE CHARGED A FEE IF THEY EFFECT TRANSACTIONS IN FUND SHARES THROUGH A BROKER OR AGENT.

MINIMUM  ACCOUNT  BALANCE
PLEASE MAINTAIN A BALANCE IN EACH OF YOUR FUND ACCOUNTS OF AT LEAST $1,000 PER CLASS ($5,000 FOR THE CSIF MANAGED INDEX). IF THE BALANCE IN YOUR ACCOUNT FALLS BELOW THE MINIMUM DURING A MONTH, A FEE MAY BE CHARGED TO YOUR ACCOUNT (CSIF MONEY MARKET, $3/MONTH; CSIF MANAGED INDEX, $1/MONTH).
IF  THE  BALANCE  IN  YOUR  ACCOUNT  FALLS BELOW THE MINIMUM DURING A MONTH, THE

ACCOUNT MAY BE CLOSED AND THE PROCEEDS MAILED TO THE ADDRESS OF RECORD. YOU WILL RECEIVE NOTICE THAT YOUR ACCOUNT IS BELOW THE MINIMUM, AND WILL BE CLOSED IF THE BALANCE IS NOT BROUGHT UP TO THE REQUIRED MINIMUM WITHIN 30 DAYS.

DIVIDENDS,  CAPITAL  GAINS,  AND  TAXES
EACH FUND PAYS DIVIDENDS FROM ITS NET INVESTMENT INCOME AS SHOWN BELOW. NET INVESTMENT INCOME CONSISTS OF INTEREST INCOME, NET SHORT-TERM CAPITAL GAINS, IF ANY, AND DIVIDENDS DECLARED AND PAID ON INVESTMENTS, LESS EXPENSES. DISTRIBUTIONS OF NET SHORT-TERM CAPITAL GAINS (TREATED AS DIVIDENDS FOR TAX PURPOSES) AND NET LONG-TERM CAPITAL GAINS, IF ANY, ARE NORMALLY PAID ONCE A YEAR; HOWEVER, THE FUNDS DO NOT ANTICIPATE MAKING ANY SUCH DISTRIBUTIONS UNLESS AVAILABLE CAPITAL LOSS CARRYOVERS HAVE BEEN USED OR HAVE EXPIRED. DIVIDEND AND DISTRIBUTION PAYMENTS WILL VARY BETWEEN CLASSES.

CSIF  MONEY  MARKET             ACCRUED  DAILY,  PAID  MONTHLY
CSIF  BOND                      PAID  MONTHLY
CSIF  BALANCED                  PAID  QUARTERLY
CSIF  EQUITY                    PAID  ANNUALLY
CSIF  MANAGED  INDEX            PAID  ANNUALLY
CWVF  INTERNATIONAL  EQUITY     PAID  ANNUALLY
CAPITAL  ACCUMULATION           PAID  ANNUALLY
NEW  VISION  SMALL  CAP         PAID  ANNUALLY

DIVIDEND  PAYMENT  OPTIONS
DIVIDENDS AND ANY DISTRIBUTIONS ARE AUTOMATICALLY REINVESTED IN THE SAME FUND AT NAV (WITHOUT SALES CHARGE), UNLESS YOU ELECT TO HAVE AMOUNTS OF $10 OR MORE PAID IN CASH (BY CHECK OR BY CALVERT MONEY CONTROLLER). DIVIDENDS AND DISTRIBUTIONS FROM ANY CALVERT GROUP FUND MAY BE AUTOMATICALLY INVESTED IN AN IDENTICALLY REGISTERED ACCOUNT IN ANY OTHER CALVERT GROUP FUND AT NAV. IF REINVESTED IN THE SAME ACCOUNT, NEW SHARES WILL BE PURCHASED AT NAV ON THE REINVESTMENT DATE, WHICH IS GENERALLY 1 TO 3 DAYS PRIOR TO THE PAYMENT DATE. YOU MUST NOTIFY THE FUNDS IN WRITING TO CHANGE YOUR PAYMENT OPTIONS. IF YOU ELECT TO HAVE DIVIDENDS AND/OR DISTRIBUTIONS PAID IN CASH, AND THE US POSTAL SERVICE RETURNS THE CHECK AS UNDELIVERABLE, IT, AS WELL AS FUTURE DIVIDENDS AND DISTRIBUTIONS, WILL BE REINVESTED IN ADDITIONAL SHARES. NO DIVIDENDS WILL ACCRUE ON AMOUNTS REPRESENTED BY UNCASHED DISTRIBUTION OR REDEMPTION CHECKS.

BUYING  A  DIVIDEND  (NOT  APPLICABLE  TO  MONEY  MARKET  FUNDS)
AT THE TIME OF PURCHASE, THE SHARE PRICE OF EACH CLASS MAY REFLECT UNDISTRIBUTED INCOME, CAPITAL GAINS OR UNREALIZED APPRECIATION OF SECURITIES. ANY INCOME OR CAPITAL GAINS FROM THESE AMOUNTS WHICH ARE LATER DISTRIBUTED TO YOU ARE FULLY TAXABLE. ON THE RECORD DATE FOR A DISTRIBUTION, SHARE VALUE IS REDUCED BY THE AMOUNT OF THE DISTRIBUTION. IF YOU BUY SHARES JUST BEFORE THE RECORD DATE
("BUYING  A  DIVIDEND")  YOU  WILL  PAY  THE  FULL PRICE FOR THE SHARES AND THEN
RECEIVE  A  PORTION  OF  THE  PRICE  BACK  AS  A  TAXABLE  DISTRIBUTION.

FEDERAL  TAXES
IN JANUARY, EACH FUND WILL MAIL YOU FORM 1099-DIV INDICATING THE FEDERAL TAX STATUS OF DIVIDENDS AND ANY CAPITAL GAIN DISTRIBUTIONS PAID TO YOU DURING THE PAST YEAR. GENERALLY, DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE IN THE YEAR THEY ARE PAID. HOWEVER, ANY DIVIDENDS AND DISTRIBUTIONS PAID IN JANUARY BUT DECLARED DURING THE PRIOR THREE MONTHS ARE TAXABLE IN THE YEAR DECLARED. DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE TO YOU REGARDLESS OF WHETHER THEY ARE TAKEN IN CASH OR REINVESTED. DIVIDENDS, INCLUDING SHORT-TERM CAPITAL GAINS, ARE TAXABLE AS ORDINARY INCOME. DISTRIBUTIONS FROM LONG-TERM CAPITAL GAINS ARE TAXABLE AS
LONG-TERM  CAPITAL  GAINS,  REGARDLESS  OF  HOW  LONG  YOU  HAVE  OWNED  SHARES.

FOR  NON-MONEY  MARKET  FUNDS
YOU MAY REALIZE A CAPITAL GAIN OR LOSS WHEN YOU SELL OR EXCHANGE SHARES. THIS CAPITAL GAIN OR LOSS WILL BE SHORT- OR LONG-TERM, DEPENDING ON HOW LONG YOU HAVE OWNED THE SHARES WHICH WERE SOLD. IN JANUARY, THESE FUNDS WILL MAIL YOU FORM 1099-B INDICATING THE TOTAL AMOUNT OF ALL SALES, INCLUDING EXCHANGES. YOU SHOULD KEEP YOUR ANNUAL YEAR-END ACCOUNT STATEMENTS TO DETERMINE THE COST (BASIS) OF THE SHARES TO REPORT ON YOUR TAX RETURNS.

OTHER  TAX  INFORMATION
IN ADDITION TO FEDERAL TAXES, YOU MAY BE SUBJECT TO STATE OR LOCAL TAXES ON YOUR INVESTMENT, DEPENDING ON THE LAWS IN YOUR AREA. YOU WILL BE NOTIFIED TO THE EXTENT, IF ANY, THAT DIVIDENDS REFLECT INTEREST RECEIVED FROM US GOVERNMENT
SECURITIES.  SUCH  DIVIDENDS  MAY  BE  EXEMPT  FROM  CERTAIN STATE INCOME TAXES.

TAXPAYER  IDENTIFICATION  NUMBER
IF WE DO NOT HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER ("TIN") AND A SIGNED CERTIFIED APPLICATION OR FORM W-9, FEDERAL LAW REQUIRES US TO WITHHOLD 31% OF YOUR REPORTABLE DIVIDENDS, AND POSSIBLY 31% OF CERTAIN REDEMPTIONS. IN ADDITION, YOU MAY BE SUBJECT TO A FINE BY THE INTERNAL REVENUE SERVICE. YOU WILL ALSO BE PROHIBITED FROM OPENING ANOTHER ACCOUNT BY EXCHANGE.
IF THIS TIN INFORMATION IS NOT RECEIVED WITHIN 60 DAYS AFTER YOUR ACCOUNT IS ESTABLISHED, YOUR ACCOUNT MAY BE REDEEMED (CLOSED) AT THE CURRENT NAV ON THE DATE OF REDEMPTION. CALVERT GROUP RESERVES THE RIGHT TO REJECT ANY NEW ACCOUNT OR ANY PURCHASE ORDER FOR FAILURE TO SUPPLY A CERTIFIED TIN.

HOW  TO  SELL  SHARES
YOU MAY REDEEM ALL OR A PORTION OF YOUR SHARES ON ANY DAY YOUR FUND IS OPEN FOR BUSINESS, PROVIDED THE AMOUNT REQUESTED IS NOT ON HOLD. WHEN YOU PURCHASE BY CHECK OR WITH CALVERT MONEY CONTROLLER (ELECTRONIC FUNDS TRANSFER), THE PURCHASE WILL BE ON HOLD FOR UP TO 10 BUSINESS DAYS FROM THE DATE OF RECEIPT. DURING THE HOLD PERIOD, REDEMPTIONS PROCEEDS WILL NOT BE SENT UNTIL THE TRANSFER

AGENT IS REASONABLY SATISFIED THAT THE PURCHASE PAYMENT HAS BEEN COLLECTED. DRAFTS WRITTEN ON CSIF MONEY MARKET DURING THE HOLD PERIOD WILL BE RETURNED FOR UNCOLLECTED FUNDS. YOUR SHARES WILL BE REDEEMED AT THE NEXT NAV CALCULATED AFTER YOUR REDEMPTION REQUEST IS RECEIVED (LESS ANY APPLICABLE CDSC). THE PROCEEDS WILL NORMALLY BE SENT TO YOU ON THE NEXT BUSINESS DAY, BUT IF MAKING IMMEDIATE PAYMENT COULD ADVERSELY AFFECT YOUR FUND, IT MAY TAKE UP TO SEVEN (7) DAYS TO MAKE PAYMENT. CALVERT MONEY CONTROLLER REDEMPTIONS GENERALLY WILL BE CREDITED TO YOUR BANK ACCOUNT BY THE SECOND BUSINESS DAY AFTER YOUR PHONE CALL. THE FUNDS HAVE THE RIGHT TO REDEEM SHARES IN ASSETS OTHER THAN CASH FOR REDEMPTION AMOUNTS EXCEEDING, IN ANY 90-DAY PERIOD, $250,000 OR 1% OF THE NET ASSET VALUE OF THE AFFECTED FUND, WHICHEVER IS LESS. WHEN THE NYSE IS CLOSED (OR WHEN TRADING IS RESTRICTED) FOR ANY REASON OTHER THAN ITS CUSTOMARY WEEKEND OR HOLIDAY CLOSINGS, OR UNDER ANY EMERGENCY CIRCUMSTANCES AS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION, REDEMPTIONS MAY BE SUSPENDED OR PAYMENT DATES POSTPONED.PLEASE NOTE THAT THERE ARE SOME FEDERAL HOLIDAYS, HOWEVER, SUCH AS COLUMBUS DAY AND VETERANS' DAY, WHEN THE NYSE IS OPEN AND THE FUND IS OPEN BUT REDEMPTIONS CANNOT BE MAILED OR WIRED BECAUSE THE POST OFFICES AND BANKS ARE CLOSED.

FOLLOW THESE SUGGESTIONS TO ENSURE TIMELY PROCESSING OF YOUR REDEMPTION REQUEST:

BY  TELEPHONE
YOU MAY REDEEM SHARES FROM YOUR ACCOUNT BY TELEPHONE AND HAVE YOUR MONEY MAILED TO YOUR ADDRESS OF RECORD OR ELECTRONICALLY TRANSFERRED OR WIRED TO A BANK YOU HAVE PREVIOUSLY AUTHORIZED. A CHARGE OF $5 MAY BE IMPOSED ON WIRE TRANSFERS OF LESS THAN $1,000.

WRITTEN  REQUESTS
CALVERT  GROUP,  P.O.  BOX  219544,  KANSAS  CITY,  MO  64121-9544
YOUR LETTER SHOULD INCLUDE YOUR ACCOUNT NUMBER AND FUND AND THE NUMBER OF SHARES OR THE DOLLAR AMOUNT YOU ARE REDEEMING. PLEASE PROVIDE A DAYTIME TELEPHONE NUMBER, IF POSSIBLE, FOR US TO CALL IF WE HAVE QUESTIONS. IF THE MONEY IS BEING SENT TO A NEW BANK, PERSON, OR ADDRESS OTHER THAN THE ADDRESS OF RECORD, YOUR LETTER MUST BE SIGNATURE GUARANTEED.

DRAFTWRITING  (CSIF  MONEY  MARKET  PORTFOLIO  ONLY)
YOU MAY REDEEM SHARES IN YOUR CSIF MONEY MARKET PORTFOLIO ACCOUNT BY WRITING A DRAFT FOR AT LEAST $250. IF YOU COMPLETE AND RETURN THE SIGNATURE CARD FOR DRAFTWRITING, THE PORTFOLIO WILL MAIL BANK DRAFTS TO YOU, PRINTED WITH YOUR NAME AND ADDRESS. DRAFTS MAY NOT BE ORDERED UNTIL YOUR INITIAL PURCHASE HAS CLEARED. CALVET WILL PROVIDE PRINTED DRAFTS (CHECKS) YOU MAY NOT PRINT YOUR OWN. ANY CUSTOMER-PRINTED CHECKS WILL NOT BE HONORED AND WILL BE RETURNED WITHOUT NOTICE. CSIF MONEY MARKET WILL CHARGE A SERVICE FEE OF $25 FOR DRAFTS RETURNED

FOR INSUFFICIENT OR UNCOLLECTED FUNDS. CSIF MONEY MARKET WILL CHARGE $25 FOR ANY STOP PAYMENT ON DRAFTS. AS A SERVICE TO SHAREHOLDERS, SHARES MAY BE AUTOMATICALLY TRANSFERRED BETWEEN YOUR CALVERT ACCOUNTS TO COVER DRAFTS YOU HAVE WRITTEN. THE SIGNATURE OF ONLY ONE AUTHORIZED SIGNER IS REQUIRED TO HONOR A DRAFT.

SYSTEMATIC  CHECK  REDEMPTIONS
IF YOU MAINTAIN AN ACCOUNT WITH A BALANCE OF $10,000 OR MORE, YOU MAY HAVE UP TO TWO (2) REDEMPTION CHECKS FOR A FIXED AMOUNT SENT TO YOU ON THE 15TH OF THE MONTH, SIMPLY BY SENDING A LETTER WITH ALL INFORMATION, INCLUDING YOUR ACCOUNT NUMBER, AND THE DOLLAR AMOUNT ($100 MINIMUM). IF YOU WOULD LIKE A REGULAR CHECK MAILED TO ANOTHER PERSON OR PLACE, YOUR LETTER MUST BE SIGNATURE GUARANTEED. UNLESS THEY OTHERWISE QUALIFY FOR A WAIVER, CLASS B OR CLASS C SHARES REDEEMED BY SYSTEMATIC CHECK REDEMPTION WILL BE SUBJECT TO THE CONTINGENT DEFERRED SALES CHARGE.

CORPORATIONS  AND  ASSOCIATIONS
YOUR LETTER OF INSTRUCTION AND CORPORATE RESOLUTION SHOULD BE SIGNED BY PERSON(S) AUTHORIZED TO ACT ON THE ACCOUNT, ACCOMPANIED BY SIGNATURE GUARANTEE(S).

TRUSTS
YOUR LETTER OF INSTRUCTION SHOULD BE SIGNED BY THE TRUSTEE(S) (AS TRUSTEE(S)), WITH A SIGNATURE GUARANTEE. (IF THE TRUSTEE'S NAME IS NOT REGISTERED ON YOUR ACCOUNT, PLEASE PROVIDE A COPY OF THE TRUST DOCUMENT, CERTIFIED WITHIN THE LAST 60 DAYS.)

THROUGH  YOUR  DEALER
YOUR DEALER MUST RECEIVE YOUR REQUEST BEFORE THE CLOSE OF REGULAR TRADING ON THE NYSE TO RECEIVE THAT DAY'S NAV. YOUR DEALER WILL BE RESPONSIBLE FOR FURNISHING ALL NECESSARY DOCUMENTATION TO CALVERT GROUP AND MAY CHARGE YOU FOR SERVICES PROVIDED.


FINANCIAL  HIGHLIGHTS
THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUNDS' FINANCIAL PERFORMANCE FOR THE PAST FIVE (5) FISCAL YEARS (OR IF SHORTER, THE PERIOD OF THE FUND'S OPERATIONS). THE FUNDS' FISCAL YEAR END IS SEPTEMBER 30. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE SHARE, BY FUND AND CLASS. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED (OR LOST) ON AN INVESTMENT IN A FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS), AND DOES NOT REFLECT ANY APPLICABLE FRONT- OR BACK-END SALES CHARGE. THIS INFORMATION HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS LLP WHOSE REPORT, ALONG WITH A FUND'S FINANCIAL STATEMENTS, ARE INCLUDED IN THE FUND'S ANNUAL REPORT, WHICH IS AVAILABLE UPON REQUEST.


Balanced Portfolio
Financial Highlights


                                              Years Ended September 30,
Class A Shares                    1999     1998        1997      1996
Net asset value, beginning        $32.45    $34.88      $31.35    $32.81
Income from investment operations
     Net investment income          .68       .77         .83       .78
     Net realized and unrealized
       gain (loss)                 3.03       .92        5.61      2.28
     Total from investment
       operations                  3.71      1.69        6.44      3.06
Distributions from
     Net investment income         (.66)     (.76)        (.81)      (.77)
     Net realized gain            (3.36)    (3.36)       (2.10)     (3.75)
     Total distributions          (4.02)    (4.12)       (2.91)     (4.52)
Total increase (decrease) in
     net asset value               (.31)    (2.43)        3.53      (1.46)
Net asset value, ending          $32.14    $32.45       $34.88     $31.35

Total return*                     11.52%    5.50%      21.94%     10.27%
Ratios to average net assets:
     Net investment income        2.05%     2.27%       2.57%      2.58%
     Total expenses               1.17%     1.13%       1.14%      1.28%
     Expenses before offset       1.17%     1.13%       1.14%      1.28%
     Net expenses                 1.15%     1.11%       1.12%      1.26%
Portfolio turnover                175%       185%        215%      111%
Net assets, ending (in thousands) $708,655  $673,907  $675,306   $594,482
Number of shares outstanding,
     ending (in thousands)        22,049    20,768     19,362     18,964

                                              Years Ended September 30,
Class A Shares                                   1995
Net asset value, beginning                     $28.77
Income from investment operations
     Net investment income                        .87
     Net realized and unrealized
       gain (loss)                               4.25
     Total from investment operations            5.12
Distributions from
     Net investment income                      (.87)
     Net realized gain                          (.21)
     Total distributions                       (1.08)
Total increase (decrease) in
     net asset value                             4.04
Net asset value, ending                        $32.81

Total return*                                  18.21%
Ratios to average net assets:
     Net investment income                      2.89
     Total expenses +                           1.28%
     Expenses before offset
     Net expenses                               1.26%
Portfolio turnover                               114%
Net assets, ending (in thousands)            $560,981
Number of shares outstanding,
     ending (in thousands)                     17,099


Financial Highlights
CSIF Balanced

                                           Years Ended September 30,
                                                 1999       1998 #
Class B Shares

Net asset value, beginning        $32.38        $34.37
Income from investment operations
     Net investment income                         .35         0.15
     Net realized and unrealized gain (loss)      2.94        (1.90)
     Total from investment operations            3.29        (1.75)
Distributions from
     Net investment income                       (.34)       (0.24)
     Net realized gain                          (3.36)           -
     Total distributions                         3.70)       (0.24)
Total increase (decrease) in net asset value     (.41)       (1.99)
Net asset value, ending                        $31.97        $32.38

Total return*                                   10.15%       (5.10%)
Ratios to average net assets:
     Net investment income                        .85%        1.22%(a)
     Total expenses                               2.40%        2.43%(a)
     Expenses before offset                       2.40%       3.59% (a)
     Net expenses                                 2.38%       2.41%(a)
Portfolio turnover                                 175%         185%
Net assets, ending (in thousands)               $9,910       $2,540
Number of shares outstanding,
     ending (in thousands)                         310          78

Financial Highlights
CSIF Balanced


                                              Years Ended September 30,
Class C Shares                        1999    1998        1997    1996
Net asset value, beginning            $32.05   $34.52      $31.05   $32.60
Income from investment operations
     Net investment income              .36       .41         .47      .46
     Net realized and unrealized
       gain (loss)                     2.98       .89        5.54     2.17
     Total from investment
       operations                     3.34     1.30        6.01     2.63
Distributions from
     Net investment income            (.33)    (.41)        (.44)     (.43)
     Net realized gain               (3.36)    (3.36)       (2.10)    (3.75)
     Total distributions             (3.69)    (3.77)       (2.54)    (4.18)
Total increase (decrease)
 in net asset value                   (.35)    (2.47)        3.47    (1.55)
Net asset value, ending             $31.70    $32.05       $34.52    $31.05

Total return*                        10.43%     4.35%       20.56%     8.85%
Ratios to average net assets:
     Net investment income            1.04%     1.16%        1.42%      1.34%
     Total expenses                   2.19%     2.25%        2.29%      2.52%
     Expenses before offset           2.19%     2.25%        2.29%      2.52%
     Net expenses                     2.17%     2.23%        2.27%      2.50%
Portfolio turnover                    175%      185%         215%       111%
Net assets, ending (in thousands)   $13,646  $11,483       $8,898     $6,715
Number of shares outstanding,
     ending (in thousands)             430      358           258        216

                                              Years Ended September 30,
Class C Shares                                   1995
Net asset value, beginning                     $28.65
Income from investment operations
     Net investment income                        .54
     Net realized and unrealized gain (loss)     4.20
     Total from investment operations            4.74
Distributions from
     Net investment income                      (.58)
     Net realized gain                          (.21)
     Total distributions                        (.79)
Total increase (decrease) in net asset value     3.95
Net asset value, ending                        $32.60

Total return*                                  16.85%
Ratios to average net assets:
     Net investment income                      1.61%
     Total expenses                             2.51%
     Expenses before offset                     2.51%
     Net expenses                               2.50%
Portfolio turnover                               114%
Net assets, ending (in thousands)              $4,065
Number of shares outstanding,
     ending (in thousands)                        125


Financial Highlights
Managed Index Portfolio

Class A
Shares
                                            Periods Ended September 30,
                                               1999           1998 ##
Net asset value, beginning                     $13.54       $15.00
Income from investment operations
     Net investment income                        .0          .02
     Net realized and unrealized gain (loss)     3.31        (1.48)
     Total from investment operations            3.34        (1.46)
Distributions from
           Net investment income                (.05)         ----
Total increase (decrease) in net asset value     3.29        (1.46)
Net asset value, ending                        $16.83       $13.54

Total return*                                   24.68%         (9.73%)
Ratios to average net assets:
     Net investment income                       .14%          .42%(a)
     Total expenses                             1.59%         1.01%(a)
            Expenses before offsets            1.31%          1.01% (a)
     Net expenses                               1.25%         .95%(a
Portfolio turnover                                56%          27%
Net assets, ending (in thousands)             $12,257        $4,401
Number of shares outstanding,
     ending (in thousands)                        728         325

Financial Highlights
Managed Index Portfolio



Class B
Shares
                                            Periods Ended September 30,
                                                    1999          1998 ##
Net asset value, beginning                          $13.48        $15.00

Income from investment operations
     Net investment income                            (.11)          (.03)
     Net realized and unrealized gain (loss)          3.21         (1.49)
     Total from investment operations                 3.10         (1.52)
Total increase (decrease) in net asset value          3.10         (1.52)
Net asset value, ending                             $16.58        $13.48

Total return*                                       23.00%       (10.13%)
Ratios to average net assets:
     Net investment income                    .     (1.11%)       (.98%)(a)
     Total expenses                                 2.67%        2.56%(a)
            Expenses before offsets                 2.56%       2.56% (a)
     Net expenses                                   2.50%        2.50%(a)
Portfolio turnover                                   56%          27%
Net assets, ending (in thousands)                  $4,078         $975
Number of shares outstanding,
     ending (in thousands)                          246           72


Class C
Shares
                                                      Period Ended
                                                      September 30,

                                                     1999        1998 ^^
Net asset value, beginning                           $13.52      $14.52
Income from investment operations
     Net investment income                            (.09)         (.02)
     Net realized and unrealized gain (loss)          3.19         (.98)
     Total from investment operations                 3.10        (1.00)
Total increase (decrease) in net asset value          3.10        (1.00)
Net asset value, ending                              $16.62       $13.52

Total return*                                        22.93%       (6.89%)
Ratios to average net assets:
     Net investment income                           (1.12%)       (.96%)(a)
     Total expenses                                   2.68%        4.82%(a)
            Expenses before offsets                   2.56%       2.56% (a)
     Net expenses                                     2.50%        2.50%(a)
Portfolio turnover                                    56%           27%
Net assets, ending (in thousands)                    $2,454         $397
Number of shares outstanding,
     ending (in thousands)                            148           29

Financial Highlights
Equity Portfolio

                                              Years Ended September 30,
Class A Shares                          1999   1998         1997     1996
Net asset value, beginning              $20.36  $27.77     $22.54   $21.12
Income from investment operations
     Net investment income                (.07)   (.04)         -      .03
     Net realized and unrealized
       gain (loss)                        6.78  (4.01)       6.73     3.26
Total from investment operations         6.71  (4.05)       6.73     3.29
Distributions from
     Net investment income                  -      -       (.01)     (.06)
     Net realized gain                   (.01) (3.36)      (1.49)    (1.81)
     Total distributions                 (.01) (3.36)      (1.50)    (1.87)
Total increase (decrease) in net
       asset value                       6.70  (7.41)       $5.23     1.42
Net asset value, ending                $27.06  20.36       $27.77    $22.54

Total return*                           32.98% (5.70%)       31.34%    16.62%
Ratios to average net assets:
     Net investment income               (.28%) (.14%)         .03%       .15%
     Total expenses                      1.22%  1.16%         1.21%      1.29%
            Expenses before offsets      1.22%  1.16%         1.21%      1.29%
     Net expenses                        1.10%   1.07%        1.20%      1.27%

Portfolio turnover                         51%   110%           93%       118%
Net assets, ending (in thousands)      $166,716 $128,683     $147,002  $101,344
Number of shares outstanding,
     ending (in thousands)                6,160   6,320        5,294       4,496



                                              Years Ended September 30,
Class A Shares                                   1995
Net asset value, beginning                     $20.13
Income from investment operations
     Net investment income                        .06
     Net realized and unrealized gain (loss)     2.22
     Total from investment operations            2.28
Distributions from
     Net investment income                      (.04)
     Net realized gain                         (1.25)
     Total distributions                       (1.29)
Total increase (decrease) in net asset value      .99
Net asset value, ending                        $21.12

Total return*                                  12.43%
Ratios to average net assets:
     Net investment income                       .32%
     Total expenses                             1.38%
     Net expenses                               1.36%
     Portfolio turnover                           35%
Net assets, ending (in thousands)             $90,951
Number of shares outstanding,
     ending (in thousands)                      4,307


Financial Highlights
Equity Portfolio

                                         Period Ended
                                        September 30,
Class B Shares                                1999    1998 #
Net asset value, beginning                   $20.26    $26.01
Income from investment operations
     Net investment income                     (.15)    (.09)
     Net realized and unrealized gain (loss)   6.50   (5.66)
     Total from investment operations          6.35   (5.75)
Total increase (decrease) in net asset value   6.34   (5.75)
Net asset value, ending                       $26.60  $20.26

Total return*                                  31.37% (22.11%)
Ratios to average net assets:
     Net investment income                    (1.41%)  (1.55%)(a)
     Total expenses                            2.43%   4.12%(a)
            Expenses before offsets           2.43%   3.19% (a)
     Net expenses                              2.21%    2.56%(a)
Portfolio turnover                              51%     110%
Net assets, ending (in thousands)             $8,038   $1,670
Number of shares outstanding,
     ending (in thousands)                      302       82

Financial Highlights
Equity Portfolio


                            Years Ended September 30,
Class C Shares                          1999
Net asset value, beginning            $19.00
Income from investment operations.
     Net investment income (loss)      (.11)
     Net realized and unrealized
       gain (loss)                     6.12
     Total from investment operations  6.01
Distributions from
     Net investment income               -
     Net realized gain                 (.01)
     Total distributions               (.01)
Total increase (decrease) in net
       asset value                     6.00
Net asset value, ending              $25.00

Total return*                        31.66%
Ratios to average net assets:
     Net investment income (loss)    (1.21%)
     Total expenses                   2.22%
            Expenses before offsets    2.22%
     Net expenses                     2.01%
Portfolio turnover                      51%
Net assets, ending (in thousands)   $10,413
Number of shares outstanding,
     ending (in thousands)             417



Financial Highlights
Equity Portfolio

                                              Years Ended September 30,
Class C Shares                          1998            1997           1996
Net asset value, beginning            $26.37          $21.71         $20.66
Income from investment operations.
     Net investment income (loss)      (.16)           (.05)          (.16)
     Net realized and unrealized
       gain (loss)                    (3.85)            6.21           3.04
     Total from investment operations (4.01)            6.16           2.88
Distributions from
     Net investment income                 -           (.01)          (.02)
     Net realized gain                 3.36)          (1.49)         (1.81)
     Total distributions              (3.36)          (1.50)         (1.83)
Total increase (decrease) in net
       asset value                    (7.37)            4.66           1.05
Net asset value, ending               $19.00          $26.37         $21.71

Total return*                       (16.47%)          29.84%         14.85%
Ratios to average net assets:
     Net investment income (loss)    (1.17%)         (1.08%)        (1.42%)
     Total expenses                    2.21%           2.31%          2.86%
            Expenses before offsets    2.21%           2.31%          2.86%
     Net expenses                      2.09%           2.30%          2.85%
Portfolio turnover                      110%             93%           118%
Net assets, ending (in thousands)     $5,981          $6,249         $2,996
Number of shares outstanding,
     ending (in thousands)               315             237            138

                                   Periods Ended September 30,
Class C Shares                                   1995
Net asset value, beginning                     $19.98
Income from investment operations.
     Net investment income                      (.03)
     Net realized and unrealized gain (loss)     2.05
     Total from investment operations            2.02
Distributions from
     Net investment income                      (.09)
     Net realized gain                         (1.25)
     Total distributions                       (1.34)
Total increase (decrease) in net asset value      .68
Net asset value, ending                        $20.66

Total return*                                  11.16%
Ratios to average net assets:
     Net investment income (loss)              (.84%)
     Total expenses                             2.51%
     Expenses before offset                     2.51%
     Net expenses                               2.50%


Expenses reimbursed                             1.07%
Portfolio turnover                                35%
Net assets, ending (in thousands)              $1,802
Number of shares outstanding,
     ending (in thousands)                         87


(a) Annualized
* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred  sales charge.
# From April 1, 1998 inception.
^ From March 1, 1994 inception.
^^ From June 1, 1998 inception.
## From April 15, 1998 inception.
### From March 1, 1999 inception.

Financial Highlights

 Calvert Capital Accumulation

                                                  Years Ended September 30,
Class A Shares                                        1999
Net asset value, beginning                         $25.43
     Net investment income (loss)                    (.32)
     Net realized and unrealized gain (loss)         4.25
     Total from investment operations                3.93
Distributions from
     Net investment income                             -
     Net realized gain                              (3.48)
         Total distributions                        (3.48)
Total increase (decrease) in net asset value           .45
Net asset value, ending                             $25.88

Total return *                                       14.91%
Ratios to average net assets:
     Net investment income (loss)                  (1.26%)
     Total expenses                                  1.73%
            Expenses before offsets                  1.73
     Net expenses                                    1.58%
Portfolio turnover                                     88%
Net assets, ending (in thousands)                   102,508
Number of shares outstanding ending
     (in thousands)                                 3,962


Financial Highlights

 Calvert Capital Accumulation

                                                  Years Ended September 30,
Class A Shares                                        1998             1997
Net asset value, beginning                          $27.21           $22.55
Income from investment operations
     Net investment income (loss)                    (.25)            (.25)
     Net realized and unrealized gain (loss)           .96             4.91
     Total from investment operations                  .71             4.66
Distributions from
     Net investment income                               -                -
     Net realized gain                              (2.49)                -
         Total distributions                        (2.49)                -
Total increase (decrease) in net asset value        (1.78)             4.66
Net asset value, ending                             $25.43           $27.21

Total return *                                       3.37%           20.67%
Ratios to average net assets:
     Net investment income (loss)                  (1.08%)          (1.09%)
     Total expenses                                  1.74%            1.91%
             Expenses before offsets               1.74%             1.91%
     Net expenses                                    1.61%            1.85%
     Expenses reimbursed                                 -                -
Portfolio turnover                                     77%             126%
Net assets, ending (in thousands)                  $75,068          $54,751
Number of shares outstanding ending
     (in thousands)                                  2,952            2,012

                                                Periods ended September 30,
Class A Shares                                        1996            1995^
Net asset value, beginning                          $21.48           $15.00
Income from investment operations
     Net investment income (loss)                    (.24)            (.11)
     Net realized and unrealized gain (loss)          1.88             6.61
     Total from investment operations                 1.64             6.50
Distributions from
     Net investment income                               -            (.02)
     Net realized gain                               (.57)                -
         Total distributions                         (.57)            (.02)
Total increase (decrease) in net asset value          1.07             6.48
Net asset value, ending                             $22.55           $21.48

Total return*                                        7.92%           43.40%
Ratios to average net assets:
     Net investment income (loss)                  (1.56%)       (1.55%)(a)
     Total expenses                                  2.16%         2.35%(a)
     Expenses before offset
     Net expenses                                    1.98%         2.06%(a)
     Expenses reimbursed                                 -          .05%(a)
Portfolio turnover                                    114%              95%
Net assets, ending (in thousands)                  $39,834          $16,111
Number of shares outstanding, ending
     (in thousands)                                  1,767              750

Financial Highlights
Calvert Capital Accumulation


                                                  Period Ended
                                                 September 30,
Class B Shares                                   1999      1998 #
Net asset value, beginning                       $25.28    $28.39
Income from investment operations
     Net investment income (loss)                 (.41)     (.16)
     Net realized and unrealized gain (loss)      4.07     (2.95)
         Total from investment operations         3.66     (3.11)
Distributions from
     Net investment income                         --          -
     Net realized gain                            (3.48)        -
         Total distributions                      (3.48)        -
Total increase (decrease) in net asset value       .18     (3.11)
Net asset value, ending                         $25.46     $25.28

Total return*                                   13.85%    (10.95)%
Ratios to average net assets:
     Net investment income (loss)               (2.11%)    (2.62%)
     Total expenses                              2.67%     3.31%
             Expenses before offsets             2.67%     3.31% (a)
             Net expenses                       2.42%      3.01% (a)
Portfolio turnover                               88%        77%
Net assets, ending (in thousands)              9,445     $3,311

Number of shares outstanding, ending
(in thousands)                                  371       131

Financial Highlights
Calvert Capital Accumulation


                                        Years Ended September 30,
Class C Shares                                       1999
Net asset value, beginning                          $24.63
Income from investment operations
     Net investment income (loss)                    (.51)
     Net realized and unrealized gain (loss)          4.12
         Total from investment operations             3.61
Distributions from
     Net investment income                             -
     Net realized gain                               (3.48)
         Total distributions                         (3.48)
Total increase (decrease) in net asset value          .13
Net asset value, ending                             $24.76

Total return*                                       14.02%
Ratios to average net assets:
     Net investment income (loss)                   (2.04%)
     Total expenses                                  2.56%
     Expenses before offsets                        2.56%
     Expenses before offset
     Net expenses                                    2.35%
     Expenses reimbursed                                 -
Portfolio turnover                                    88%
Net assets, ending (in thousands)                     9,021
Number of shares outstanding, ending
     (in thousands)                                    364


                                                  Years Ended September 30,
Class C Shares                                        1998             1997


Net asset value, beginning                          $26.64           $22.34
Income from investment operations
     Net investment income (loss                     (.40)            (.47)
     Net realized and unrealized gain (loss)           .88             4.77
     Total from investment operations                  .48             4.30
Distributions from
     Net investment income                               -                -
     Net realized gain                              (2.49)                -
         Total distributions                        (2.49)                -
Total increase (decrease) in net asset value        (2.01)             4.30
Net asset value, ending                             $24.63           $26.64

Total return*                                        2.52%           19.25%
Ratios to average net assets:
     Net investment income (loss)                  (1.98%)          (2.30%)
     Total expenses                                  2.75%            3.11%
     Expenses before offsets                        2.75%             3.11%
     Net expenses                                    2.50%            3.05%
     Expenses reimbursed                                 -                -
Portfolio turnover                                     77%             126%
Net assets, ending (in thousands)                   $6,548           $4,184
Number of shares outstanding, ending (in thousands)    266              157


                                                Periods Ended September 30,
Class C Shares                                        1996            1995^
Net asset value, beginning                          $21.55           $15.00
Income from investment operations
     Net investment income (loss)                    (.55)            (.15)
     Net realized and unrealized gain (loss)          1.91             6.70
         Total from investment operations             1.36             6.55
Distributions from
     Net investment income                               -                -
     Net realized gain                               (.57)                -
         Total distributions                         (.57)                -
Total increase (decrease) in net asset value           .79             6.55
Net asset value, ending                             $22.34           $21.55

Total return*                                        6.56%           43.67%
Ratios to average net assets:
     Net investment income (loss)                  (2.82%)       (3.13%)(a)
     Total expenses                                  3.42%         3.79%(a)
     Expenses before offset
     Net expenses                                    3.24%         3.50%(a)
     Expenses reimbursed                                 -         2.79%(a)
Portfolio turnover                                    114%              95%
Net assets, ending (in thousands)                   $3,164           $1,992
Number of shares outstanding, ending
     (in thousands)                                    142               92

(a) Annualized
* Total return does not reflect deduction of any front-end or deferred sales charge.
^ From October 31, 1994 inception.
#  From April 1, 1998 inception.
^^ From March 1, 1999 inception.

Calvert Group and the Year 2000



Financial Highlights
Calvert World Values International Equity

                                                    Years Ended
Class A Shares                                              1999
Net asset value, beginning                                $18.57
Income from investment operations
     Net investment income                                   .01
     Net realized and unrealized gain (loss)                 4.94
         Total from investment operations                    4.95
Distributions from
     Net investment income                                  (.07)
     Net realized gains                                    (1.56)
         Total distributions                               (1.64)
Total increase (decrease) in net asset value                   3.32
Net asset value, ending                                   $17.62

Total return*                                              27.53%
Ratios to average net assets:
     Net investment income (loss)                           .04%
     Total expenses                                         1.87%
     Expenses before offset                                 1.87%
     Net expenses                                           1.83%
Portfolio turnover                                          82%
Net assets, ending (in thousands)                       $231,516
Number of shares outstanding,
     ending (in thousands)                                10,576


                                                    Years Ended September 30,
Class A Shares                                 1998         1997         1996
Net asset value, beginning                   $22.06       $18.62       $17.62
Income from investment operations
     Net investment income                    (.06)          .10          .04
     Net realized and unrealized gain (loss) (2.11)         3.81         1.53
         Total from investment operations    (2.05)         3.91         1.57
Distributions from
     Net investment income                    (.06)        (.05)        (.13)
     Excess of net investment income              -            -            -
     Net realized gain (loss)                (1.38)        (.42)        (.44)
         Total distributions                 (1.44)        (.47)        (.57)
Total increase (decrease) in net asset value (3.49)         3.44         1.00
Net asset value, ending                      $18.57       $22.06       $18.62

Total return*                               (9.29%)       21.44%        9.22%
Ratios to average net assets:
     Net investment income (loss)              .27%         .51%         .23%
     Total expenses+                          1.86%        1.91%        1.95%
     Expenses before offsets                  1.86%        1.91%        1.95%
     Net expenses                             1.80%        1.76%        1.81%
Portfolio turnover                              84%          58%          96%
Net assets, ending (in thousands)          $195,192     $225,169     $194,032
Number of shares outstanding,
     ending (in thousands)                   10,510       10,207       10,422


                                                    Years Ended
Class A Shares                                              1995
Net asset value, beginning                                $17.99
Income from investment operations
     Net investment income                                   .11
     Net realized and unrealized gain (loss)                 .38
         Total from investment operations                    .49
Distributions from
     Net investment income                                     -
     Excess of net investment income                           -
     Net realized gains                                    (.86)
         Total distributions                               (.86)
Total increase (decrease) in net asset value               (.37)
Net asset value, ending                                   $17.62

Total return*                                              3.19%
Ratios to average net assets:
     Net investment income (loss)                           .68%
     Total expenses                                        1.93%
     Expenses before offsets                               1.93%
     Net expenses                                          1.79%
Portfolio turnover                                           73%
Net assets, ending (in thousands)                       $191,586
Number of shares outstanding,
     ending (in thousands)                                10,876


Financial Highlights
Calvert World Values International Equity
                                                             Period Ended
                                                               September 30,
Class B Shares                                        1999            1998^^
Net asset value, beginning                             $18.48        $21.83
Income from investment operations
     Net investment income                             (.15)           (.05)
            Net realized and unrealized gain (loss)    4.79           (3.30)
        Total from investment operation                4.64           (3.35)
Distributions from
         Net realized gains                          (1.56)             ----
          Total distributions                        (1.56)             ----
Total increase (decrease) in net asset value          3.08            (3.35)
Net asset value, ending                             $21.56           $18.48

Total return*                                         25.84%         (15.35%)
Ratios to average net assets:
     Net investment income (loss)                     (1.20%)         (.99%)(a)
     Total expenses                                   3.62%           6.11%(a)
            Expenses before offsets                   3.20%           3.22%(a)
     Net expenses                                     3.16%         3.16%(a)
Portfolio turnover                                    82%            84%
Net assets, ending (in thousands).                   $3,133         $879
Number of shares outstanding,
     ending (in thousands)                            145            48

Financial Highlights
Calvert World Values International Equity


                                                    Years Ended
Class C Shares                                              1999
Net asset value, beginning                               $17.83
Income from investment operations
     Net investment income                                 (.17)
     Net realized and unrealized gain (loss)               4.71
         Total from investment operations                  4.54
Distributions from
     Net realized gains                                   (1.56)
         Total distributions                              (1.56)
Total increase (decrease) in net asset value               2.98
Net asset value, ending                                  $20.81

Total return*                                            26.25%
Ratios to average net assets:
     Net investment income (loss)                         (.92%)
     Total expenses                                       2.83%
    Expenses before offsets                              2.83%
     Net expenses                                         2.99%
Portfolio turnover                                         82%
Net assets, ending (in thousands)                         $9,777
Number of shares outstanding,
     ending (in thousands)                                  470


                                                    Years Ended September 30,
Class C Shares                                 1998         1997         1996
Net asset value, beginning                   $21.39       $18.20       $17.28
Income from investment operations
     Net investment income                    (.13)        (.07)        (.15)
     Net realized and unrealized gain (loss) (2.05)         3.68         1.51
         Total from investment operations    (2.18)         3.61         1.36
Distributions from
     Net realized gain (loss)                (1.38)        (.42)        (.44)
         Total distributions                 (1.38)        (.47)        (.57)
Total increase (decrease) in net asset value (3.56)         3.19          .92
Net asset value, ending                      $17.83       $21.39       $18.20

Total return*                              (10.22%)       20.22%        8.07%
Ratios to average net assets:
     Net investment income (loss)            (.79%)       (.47%)       (.88%)
     Total expenses                           2.91%        2.91%        3.08%
           Expenses before offsets            2.91%        2.91%        3.08%
     Net expenses                             2.85%        2.76%        2.93%
Portfolio turnover                              84%          58%          96%
Net assets, ending (in thousands)            $8,043       $8,799       $6,779
Number of shares outstanding,
     ending (in thousands)                      451          411          373


                                                    Years Ended
Class C Shares                                              1995
Net asset value, beginning                                $17.86
Income from investment operations
     Net investment income                                 (.05)
     Net realized and unrealized gain (loss)                 .32
         Total from investment operations                    .27
Distributions from
     Net realized gains                                    (.85)
         Total distributions                               (.85)
Total increase (decrease) in net asset value               (.58)
Net asset value, ending                                   $17.28

Total return*                                              1.95%
Ratios to average net assets:
     Net investment income (loss)                         (.47%)
     Total expenses                                        3.12%
           Expenses before offsets                         3.12%
     Net expenses                                          2.99%
Portfolio turnover                                           73%
Net assets, ending (in thousands)                         $6,061
Number of shares outstanding,
     ending (in thousands)                                   351

(a) Annualized
* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.
^ From April 1, 1998 inception.
# From March 1, 1999 inception.

Financial Highlights
Calvert New Vision Small Cap

                           Period Ended September 30,
Class A Shares                                1999
Net asset value, beginning                    $12.04
Income from investment operations
     Net investment income (loss)             (.05)
     Net realized and unrealized gain (loss)   1.50
     Total from investment operations          1.45
Distributions from
     Net realized gain                          -
       Total distributions                      -
Total increase (decrease) in net asset value   1.45
Net asset value, ending                      $13.49

Total return*                                12.04%
Ratios to average net assets:
     Net investment income (loss)            (.39%)
     Total expenses +                        1.96%
     Expenses before offsets                 1.93%
     Net expenses                            1.66%
Portfolio turnover                            68%
Net assets, ending (in thousands)           $52,961
Number of shares outstanding,
ending (in thousands)                        3,926


                                            Periods Ended September 30,
Class A Shares                                   1998             1997^
Net asset value, beginning                     $15.65            $15.00
Income from investment operations
     Net investment income (loss)               (.02)             (.05)
     Net realized and unrealized gain (loss)   (3.55)               .70
     Total from investment operations          (3.57)               .65
Distributions from
     Net investment income                          -                 -
     Net realized gain                          (.04)                 -
     Total distributions                        (.04)                 -
Total increase (decrease) in net asset value   (3.61)               .65
Net asset value, ending                        $12.04            $15.65
Total return*                                (22.86%)             4.33%
Ratios to average net assets:
     Net investment income (loss)              (.17%)         (.71%)(a)
     Total expenses                             1.82%         1.36% (a)
     Expenses before offsets                    1.82%         1.36% (a)
     Net expenses                               1.71%           .90%(a)
Portfolio turnover                                68%              196%
Net assets, ending (in thousands)             $61,765            $3,260
Number of shares outstanding,
ending (in thousands)                           5,129               208


                           Period Ended September 30,
Class B Shares                                   1999        1998#
Net asset value, beginning                       $12.01      $16.18
Income from investment operations
     Net investment income (loss)                 (.15)       (.05)
     Net realized and unrealized gain (loss)      1.43        (4.12)
        Total from investment operations          1.28        (4.17)
Distributions from
     Net investment income                                       -
     Net realized gain                                           -
     Total distributions                                         -
Total increase (decrease) in net asset value       1.28       (4.17)
Net asset value, ending                           $13.29      $12.01

Total return*                                    10.66%     (25.77%)
Ratios to average net assets:
     Net investment income (loss)                (1.68%)    (1.39%)(a)
     Total expenses                               3.87%     7.68%(a)
     Expenses before offsets                      3.33%     3.40%(a)
     Net expenses                                 2.93%     2.99%(a)
Portfolio turnover                                 68%       68%
Net assets, ending (in thousands)                 $1,504     $523
Number of shares outstanding,
ending (in thousands)                              113       44


                           Period Ended September 30,
Class C Shares                                1999
Net asset value, beginning                    $11.95
Income from investment operations
     Net investment income (loss)              (.22)
     Net realized and unrealized gain (loss)   1.54
     Total from investment operations          1.32
Distributions from
     Net realized gain                          -
       Total distributions                      -
Total increase (decrease) in net asset value  1.32
Net asset value, ending                      $13.27

Total return*                                11.05%
Ratios to average net assets:
     Net investment income (loss)           (1.27%)
     Total expenses                         2.87%
     Expenses before offsets                2.84%
     Net expenses                           2.53%
Portfolio turnover                            68%
Net assets, ending (in thousands)          $6,215
Number of shares outstanding,
ending (in thousands)                       468


                                            Periods Ended September 30,
Class C Shares                                   1998             1997^
Net asset value, beginning                     $15.62            $15.00
Income from investment operations
     Net investment income (loss)               (.15)             (.10)
     Net realized and unrealized gain (loss)   (3.48)               .72
     Total from investment operations          (3.63)               .62
Distributions from
     Net investment income                          -                 -
     Net realized gain                          (.04)                 -
     Total distributions                        (.04)                 -
Total increase (decrease) in net asset value   (3.67)               .62
Net asset value, ending                        $11.95            $15.62

Total return*                                (23.31%)             4.13%
Ratios to average net assets:
     Net investment income (loss)             (1.15%)         (.95%)(a)
     Total expenses                             2.78%          1.47%(a)
     Expenses before offsets
     Net expenses                               2.64%          1.15%(a)
     Expenses reimbursed                         .16%          9.44%(a)
Portfolio turnover                                68%              196%
Net assets, ending (in thousands)              $7,097              $318
Number of shares outstanding,
ending (in thousands)                             594                20

Financial Highlights
Bond Portfolio

                                              Years Ended September 30,
Class A Shares                         1999  1998        1997     1996
Net asset value, beginning             $16.88 $16.64      $16.06   $16.34
Income from investment operations
     Net investment income              .93     .95         .96      .92
     Net realized and unrealized
       gain (loss)                     (.74)     .41         .58     (.29)
     Total from investment
operations                              .19     1.36        1.54      .63
Distributions from
     Net investment income             (.93)     (.96)        (.96)   (.91)
     Net realized gain                (.55)     (.16)           -      -
     Total distributions             (1.48)    (1.12)        (.96)   (.91)
Total increase (decrease) in
       net asset value               (1.29)      .24         .58     (.28)
Net asset value, ending                       $16.88      $16.64   $16.06

Total return*                         1.18%      8.46%      9.89%    3.96%
Ratios to average net assets:
     Net investment income            5.79%      5.69%        5.85%  5.60%
     Total expenses                   1.13%      1.14%        1.23%  1.29%
            Expenses before offsets   1.13%      1.14%        1.23%  1.29%
     Net expenses                     1.09%      1.07%        1.19%  1.26%
Portfolio turnover                    570%       620%         319%     22%
Net assets, ending (in thousands)    $66,944   $65,807      $59,656  $62,259
Number of shares outstanding,
     ending (in thousands)            4,295     3,897        3,585    3,876


                                              Years Ended September 30,
Class A Shares                                   1995
Net asset value, beginning                     $15.49
Income from investment operations
     Net investment income                        .96
     Net realized and unrealized gain (loss)      .91
     Total from investment operations            1.87
Distributions from
     Net investment income                      (.93)
     Net realized gain                          (.06)
     Tax return of capital                      (.03)
     Total distributions                       (1.02)
Total increase (decrease) in net asset value      .85
Net asset value, ending                        $16.34

Total return*                                  12.57%
Ratios to average net assets:
     Net investment income                      6.04%
     Total expenses                             1.24%
     Expenses before offsets                    1.24%
     Net expenses                               1.22%
Portfolio turnover                                29%
Net assets, ending (in thousands)             $62,929
Number of shares outstanding,
     ending (in thousands)                      3,850


Financial Highlights
Bond Portfolio

                                                    Period Ended
                                                   September 30
Class B Shares                                  1999      1998#
Net asset value, beginning                       $16.84     $16.69
Income from investment operations
     Net investment income                         .74       .36
     Net realized and unrealized gain (loss)       (.79)       19
     Total from investment operations              (.05)       55
Distributions from
     Net investment income                         (.71)     (.40)
Total increase (decrease) in net asset value      (1.31)       15
Net asset value, ending                         $15.53    $16.84

Total return*                                     (.29%)    3.36%
Ratios to average net assets:
     Net investment income                        4.43%     4.14%(a)
     Total expenses                               2.72%     2.55%(a)
            Expenses before offsets               2.56%    2.55% (a)
     Net expenses                                 2.50%     2.50%(a)
Portfolio turnover                                 570%       620%
Net assets, ending (in thousands)                $2,773       $557
Number of shares outstanding,
     ending (in thousands)                         179         33


                                                   Period Ended
                                                   September 30,

Class
C Shares                                           1999     1998^^
Net asset value, beginning                     $16.84    $16.81
Income from investment operations
     Net investment income                        .74      .21
     Net realized and unrealized gain (loss)     (.80)      .08
     Total from investment operations            (.06)      .29
Distributions from
     Net investment income                       (.72)     (.26)
     Net realized gain                           (.55)
     Total distributions                        (1.27)

Total increase (decrease) in net asset value   (1.33)      .03
Net asset value, ending                        $15.51   $16.84

Total return*                                  (.40%)     1.75%
Ratios to average net assets:
     Net investment income                      4.41%     4.06%(a)
     Total expenses +                           2.85%     2.74%(a)
            Expenses before offsets                      2.55%
     Net expenses                               2.50%     2.50%(a)
Portfolio turnover                              570%      620%
Net assets, ending (in thousands)              $1,779     $399
Number of shares outstanding,
     ending (in thousands)                     115        24


(a) Annualized
* Total return does not reflect deduction of any front-end or deferred sales charge.
^ From January 31, 1997 inception.
# From April 1, 1998 inception.
^^ From March 1, 1999 inception.

Financial Highlights
Money Market Portfolio

                                              Years Ended September 30,
                                      1999      1998         1997      1996
Net asset value, beginning            $1.00      $1.00       $1.00     $1.00
Income from investment operations
     Net investment income             .045      .049        .048      .048
Distributions from
     Net investment income             (.045)   (.049)      (.048)    (.048)

Net asset value, ending                $1.00    $1.00       $1.00     $1.00

Total return*                           4.54%    5.02%       4.89%     4.88%
Ratios to average net assets:
     Net investment income              4.43%    4.92%       4.79%     4.77%
     Total expenses                      .90%     .94%       1.00%     1.10%
     Expenses before offsets             .89%     .89%        .89%      .89%
     Net expenses                        .87%     .87%        .87%      .87%
Net assets, ending (in thousands)     $193,941 $172,701    $166,111  $166,516
Number of shares outstanding,
     ending (in thousands)             194,031 172,739     166,163   166,569


                                              Years Ended September 30,
                                                 1995
Net asset value, beginning                      $1.00
Income from investment operations
     Net investment income                       .050
Distributions from
     Net investment income                     (.050)
Net asset value, ending                         $1.00

Total return                                    5.13%
Ratios to average net assets:
     Net investment income                      5.03%
     Total expenses                             1.07%
     Expenses before offsets                     .89%
     Net expenses                                .87%

Net assets, ending (in thousands)            $153,996
Number of shares outstanding,
     ending (in thousands)                    154,044

EXHIBIT  A

REDUCED  SALES  CHARGES  (CLASS  A  ONLY)

YOU MAY QUALIFY FOR A REDUCED SALES CHARGE THROUGH SEVERAL PURCHASE PLANS AVAILABLE. YOU MUST NOTIFY THE FUND AT THE TIME OF PURCHASE TO TAKE ADVANTAGE OF THE REDUCED SALES CHARGE.

RIGHTS  OF  ACCUMULATION  CAN  BE  APPLIED  TO  SEVERAL  ACCOUNTS
CLASS A SALES CHARGE BREAKPOINTS ARE AUTOMATICALLY CALCULATED FOR EACH ACCOUNT BASED ON THE HIGHER OF COST OR CURRENT VALUE OF SHARES PREVIOUSLY PURCHASED. THIS PRIVILEGE CAN BE APPLIED TO A FAMILY GROUP OR OTHER QUALIFIED GROUP* UPON REQUEST. SHARES COULD THEN BE PURCHASED AT THE REDUCED SALES CHARGE WHICH APPLIES TO THE ENTIRE GROUP; THAT IS, BASED ON THE HIGHER OF COST OR CURRENT VALUE OF SHARES PREVIOUSLY PURCHASED AND CURRENTLY HELD BY ALL THE MEMBERS OF THE GROUP.

LETTER  OF  INTENT
IF YOU (OR YOUR GROUP, AS DESCRIBED ABOVE) PLAN TO PURCHASE $50,000 OR MORE OF CALVERT FUND SHARES OVER THE NEXT 13 MONTHS, YOUR SALES CHARGE MAY BE REDUCED THROUGH A "LETTER OF INTENT." YOU PAY THE LOWER SALES CHARGE APPLICABLE TO THE TOTAL AMOUNT YOU PLAN TO INVEST OVER THE 13-MONTH PERIOD, EXCLUDING ANY MONEY MARKET FUND PURCHASES, INSTEAD OF THE HIGHER 4.75% SALES CHARGE. PART OF YOUR
SHARES WILL BE HELD IN ESCROW, SO THAT IF YOU DO NOT INVEST THE AMOUNT INDICATED, YOU WILL HAVE TO PAY THE SALES CHARGE APPLICABLE TO THE SMALLER
INVESTMENT  ACTUALLY  MADE.  FOR  MORE  INFORMATION,  SEE  THE  SAI.

RETIREMENT PLANS UNDER SECTION 457, SECTION 403(B)(7), OR SECTION 401(K) THERE IS NO SALES CHARGE ON SHARES PURCHASED FOR THE BENEFIT OF A RETIREMENT PLAN UNDER SECTION 457 OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED ("CODE"), OR FOR A PLAN QUALIFYING UNDER SECTION 403(B) OR 401(K) OF THE CODE IF, AT THE TIME OF PURCHASE, (I) CALVERT GROUP HAS BEEN NOTIFIED IN WRITING THAT THE 403(B) OR 401(K) PLAN HAS AT LEAST 200 ELIGIBLE EMPLOYEES AND IS NOT SPONSORED BY A K-12 SCHOOL DISTRICT, OR (II) THE COST OR CURRENT VALUE OF SHARES A 401(K) PLAN HAS IN CALVERT GROUP OF FUNDS (EXCEPT MONEY MARKET FUNDS) IS AT LEAST $1 MILLION.
NEITHER THE FUNDS, NOR CALVERT DISTRIBUTORS, INC. ("CDI"), NOR ANY AFFILIATE THEREOF WILL REIMBURSE A PLAN OR PARTICIPANT FOR ANY SALES CHARGES PAID PRIOR TO RECEIPT OF SUCH WRITTEN COMMUNICATION AND CONFIRMATION BY CALVERT GROUP. PLAN ADMINISTRATORS SHOULD SEND REQUESTS FOR THE WAIVER OF SALES CHARGES BASED ON THE ABOVE CONDITIONS TO: CALVERT GROUP RETIREMENT PLANS, 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814.

OTHER  CIRCUMSTANCES
THERE IS NO SALES CHARGE ON SHARES OF ANY FUND OF THE CALVERT GROUP OF FUNDS SOLD TO (I) CURRENT OR RETIRED DIRECTORS, TRUSTEES, OR OFFICERS OF THE CALVERT GROUP

OF FUNDS, EMPLOYEES OF CALVERT GROUP, LTD. AND ITS AFFILIATES, OR THEIR FAMILY MEMBERS; (II) CSIF ADVISORY COUNCIL MEMBERS, DIRECTORS, OFFICERS, AND EMPLOYEES OF ANY SUBADVISOR FOR THE CALVERT GROUP OF FUNDS, EMPLOYEES OF BROKER/DEALERS DISTRIBUTING THE FUND'S SHARES AND IMMEDIATE FAMILY MEMBERS OF THE COUNCIL, SUBADVISOR, OR BROKER/DEALER; (III) PURCHASES MADE THROUGH A REGISTERED INVESTMENT ADVISOR; (IV) TRUST DEPARTMENTS OF BANKS OR SAVINGS INSTITUTIONS FOR TRUST CLIENTS OF SUCH BANK OR INSTITUTION; (V) PURCHASES THROUGH A BROKER MAINTAINING AN OMNIBUS ACCOUNT WITH THE FUND, PROVIDED THE PURCHASES ARE MADE BY
(A) INVESTMENT ADVISORS OR FINANCIAL PLANNERS PLACING TRADES FOR THEIR OWN ACCOUNTS (OR THE ACCOUNTS OF THEIR CLIENTS) AND WHO CHARGE A MANAGEMENT, CONSULTING, OR OTHER FEE FOR THEIR SERVICES; OR (B) CLIENTS OF SUCH INVESTMENT ADVISORS OR FINANCIAL PLANNERS WHO PLACE TRADES FOR THEIR OWN ACCOUNTS IF SUCH ACCOUNTS ARE LINKED TO THE MASTER ACCOUNT OF SUCH INVESTMENT ADVISOR OR FINANCIAL PLANNER ON THE BOOKS AND RECORDS OF THE BROKER OR AGENT; OR (C) RETIREMENT AND DEFERRED COMPENSATION PLANS AND TRUSTS, INCLUDING, BUT NOT LIMITED TO, THOSE DEFINED IN SECTION 401(A) OR SECTION 403(B) OF THE I.R.C., AND "RABBI TRUSTS."

ESTABLISHED  ACCOUNTS
SHARES OF CSIF BALANCED MAY BE SOLD AT NET ASSET VALUE TO YOU IF YOUR ACCOUNT WAS ESTABLISHED ON OR BEFORE JULY 17, 1986.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FROM OTHER CALVERT GROUP FUNDS YOU MAY PREARRANGE TO HAVE YOUR DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FROM ANOTHER CALVERT GROUP FUND AUTOMATICALLY INVESTED IN ANOTHER ACCOUNT WITH NO ADDITIONAL SALES CHARGE.

PURCHASES  MADE  AT  NAV
EXCEPT FOR MONEY MARKET FUNDS, IF YOU MAKE A PURCHASE AT NAV, YOU MAY EXCHANGE THAT AMOUNT TO ANOTHER CALVERT GROUP FUND AT NO ADDITIONAL SALES CHARGE. REINSTATEMENT PRIVILEGE
IF YOU REDEEM SHARES AND THEN WITHIN 60 DAYS DECIDE TO REINVEST IN THE SAME FUND, YOU MAY DO SO AT THE NET ASSET VALUE NEXT COMPUTED AFTER THE REINVESTMENT ORDER IS RECEIVED, WITHOUT A SALES CHARGE. YOU MAY USE THE REINSTATEMENT PRIVILEGE ONLY ONCE. THE FUNDS RESERVE THE RIGHT TO MODIFY OR ELIMINATE THIS PRIVILEGE.

*     A  "QUALIFIED  GROUP"  IS  ONE  WHICH:
     1.  HAS  BEEN  IN  EXISTENCE  FOR  MORE  THAN  SIX  MONTHS,  AND
     2.  HAS  A  PURPOSE  OTHER  THAN  ACQUIRING  SHARES  AT  A  DISCOUNT,  AND
     3. SATISFIES UNIFORM CRITERIA WHICH ENABLE CDI AND BROKERS OFFERING SHARES TO REALIZE ECONOMIES OF
         SCALE  IN  DISTRIBUTING  SUCH  SHARES.

A QUALIFIED GROUP MUST HAVE MORE THAN 10 MEMBERS, MUST BE AVAILABLE TO ARRANGE FOR GROUP MEETINGS BETWEEN REPRESENTATIVES OF CDI OR BROKERS DISTRIBUTING SHARES, MUST AGREE TO INCLUDE SALES AND OTHER MATERIALS RELATED TO THE FUNDS IN ITS PUBLICATIONS AND MAILINGS TO MEMBERS AT REDUCED OR NO COST TO CDI OR BROKERS. A PENSION PLAN IS NOT A QUALIFIED GROUP FOR RIGHTS OF ACCUMULATION.

EXHIBIT  B
SERVICE  FEES  AND  ARRANGEMENTS  WITH  DEALERS
CALVERT DISTRIBUTORS, INC., EACH FUND'S UNDERWRITER, PAYS DEALERS A COMMISSION, OR REALLOWANCE (EXPRESSED AS A PERCENTAGE OF THE OFFERING PRICE FOR CLASS A, AND A PERCENTAGE OF AMOUNT INVESTED FOR CLASS B AND C) WHEN YOU PURCHASE SHARES OF NON-MONEY MARKET FUNDS. CDI ALSO PAYS DEALERS AN ONGOING SERVICE FEE WHILE YOU OWN SHARES OF THAT FUND (EXPRESSED AS AN ANNUAL PERCENTAGE RATE OF AVERAGE DAILY NET ASSETS HELD IN CALVERT ACCOUNTS BY THAT DEALER). THE TABLE BELOW SHOWS THE AMOUNT OF PAYMENT WHICH DIFFERS DEPENDING ON THE CLASS.

          MAXIMUM  COMMISSION/SERVICE  FEES
CSIF  MONEY  MARKET     NONE/0.25%

                                CLASS  A     CLASS  B*     CLASS  C**
CSIF  BALANCED                  4.00%/0.25%     4.00%/0.25%     1.00%/1.00%
CSIF  BOND                      3.00%/0.25%     3.00%/0.25%     1.00%/1.00%
CSIF  EQUITY                    4.00%/0.25%     4.00%/0.25%     1.00%/1.00%
CSIF  MANAGED  INDEX            4.00%/0.25%     4.00%/0.25%     1.00%/1.00%
CWVF  INTERNATIONAL  EQUITY     4.00%/0.25%     4.00%/0.25%     1.00%/1.00%
CAPITAL  ACCUMULATION           4.00%/0.25%     4.00%/0.25%     1.00%/1.00%
NEW  VISION  SMALL  CAP         4.00%/0.25%     4.00%/0.25%     1.00%/1.00%

*CLASS  B  SERVICE  FEE  BEGINS  TO  ACCRUE  IN  13TH  MONTH.
**CLASS C PAYS DEALERS A SERVICE FEE OF 0.25% AND ADDITIONAL COMPENSATION OF 0.75% FOR A TOTAL OF 1%. BEGINS TO ACCRUE IN 13TH MONTH.

OCCASIONALLY, CDI MAY REALLOW TO DEALERS THE FULL CLASS A FRONT-END SALES CHARGE. CDI MAY ALSO PAY ADDITIONAL CONCESSIONS, INCLUDING NON-CASH PROMOTIONAL INCENTIVES, SUCH AS MERCHANDISE OR TRIPS, TO BROKERS EMPLOYING REGISTERED REPRESENTATIVES WHO HAVE SOLD OR ARE EXPECTED TO SELL A MINIMUM DOLLAR AMOUNT OF SHARES OF THE FUNDS AND/OR SHARES OF OTHER FUNDS UNDERWRITTEN BY CDI. CDI MAY MAKE EXPENSE REIMBURSEMENTS FOR SPECIAL TRAINING OF A BROKER'S REGISTERED REPRESENTATIVES, ADVERTISING OR EQUIPMENT, OR TO DEFRAY THE EXPENSES OF SALES CONTESTS. CAMCO, CDI, OR THEIR AFFILIATES MAY PAY CERTAIN BROKER-DEALERS AND/OR OTHER PERSONS, FOR THE SALE AND DISTRIBUTION OF THE SECURITIES OR FOR SERVICES TO THE FUND. PAYMENTS MAY INCLUDE ADDITIONAL COMPENSATION BEYOND THE REGULARLY SCHEDULED RATES, AND FINDER'S FEES. CDI PAYS DEALERS A FINDER'S FEE ON CLASS A SHARES PURCHASED AT NAV IN ACCOUNTS WITH $1 MILLION OR MORE (EXCLUDING CSIF MONEY MARKET.) THE FINDER'S FEE IS 1% OF THE PURCHASE NAV AMOUNT ON THE FIRST $2 MILLION, 0.80% ON $2 TO $3 MILLION, 0.50% ON $3 TO $50 MILLION, 0.25% ON $50
TO $100 MILLION, AND 0.15% OVER $100 MILLION. ALL PAYMENTS WILL BE IN COMPLIANCE WITH THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

TO  OPEN  AN  ACCOUNT:
800-368-2748

PERFORMANCE  AND  PRICES:
WWW.CALVERT.COM
CALVERT  INFORMATION  NETWORK
24  HOURS,  7  DAYS  A  WEEK
800-368-2745

SERVICE  FOR  EXISTING  ACCOUNTS:
SHAREHOLDERS  800-368-2745
BROKERS  800-368-2746

TDD  FOR  HEARING-IMPAIRED:
800-541-1524

BRANCH  OFFICE:
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MD  20814

REGISTERED,  CERTIFIED  OR
OVERNIGHT  MAIL:
CALVERT  GROUP
C/O  NFDS
330  WEST  9TH  STREET
KANSAS  CITY,  MO  64105

CALVERT  GROUP  WEB-SITE
ADDRESS:  WWW.CALVERT.COM

PRINCIPAL  UNDERWRITER
CALVERT  DISTRIBUTORS,  INC.
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MD  20814

FOR INVESTORS WHO WANT MORE INFORMATION ABOUT THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: ADDITIONAL INFORMATION ABOUT EACH FUND'S INVESTMENTS IS AVAILABLE IN THE FUND'S ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. IN EACH FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR.

STATEMENT OF ADDITIONAL INFORMATION (SAI): THE SAI FOR EACH FUND PROVIDES MORE DETAILED INFORMATION ABOUT THE FUND AND IS INCORPORATED INTO THIS PROSPECTUS BY REFERENCE.

YOU  CAN  GET  FREE  COPIES  OF  REPORTS AND SAIS, REQUEST OTHER INFORMATION AND
DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING YOUR FINANCIAL PROFESSIONAL, OR THE FUNDS AT:

CALVERT  GROUP
4550  MONTGOMERY  AVE.
SUITE  1000N
BETHESDA,  MD  20814

TELEPHONE:  1-800-368-2745

CALVERT  GROUP  WEB-SITE
WWW.CALVERT.COM

YOU CAN REVIEW THE FUNDS' REPORTS AND SAIS AT THE PUBLIC REFERENCE ROOM OF THE SECURITIES AND EXCHANGE COMMISSION. YOU CAN GET TEXT ONLY COPIES:

FOR A FEE, BY WRITING TO OR CALLING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, WASHINGTON, D.C. 20549-0102, TELEPHONE: 202-942-8090.

FREE  FROM  THE  COMMISSION'S  INTERNET  WEBSITE  AT  HTTP://WWW.SEC.GOV.

INVESTMENT  COMPANY  ACT  FILE:
NO.811-3334(CSIF)
NO.811-  06563(CWVF  INTERNATIONAL  EQUITY  AND  CAPITAL  ACCUMULATION)
NO.811-  3416  (NEW  VISION)

PRINTED  ON  RECYCLED  PAPER  USING  SOY  INKS

PROSPECTUS
JANUARY  31,  2000
CLASS  I  (INSTITUTIONAL)  SHARES



     -  CALVERT  SOCIAL  INVESTMENT  FUND  (CSIF)  BALANCED
     -  CSIF  MANAGED  INDEX
     -  CSIF  EQUITY
     -  CALVERT  CAPITAL  ACCUMULATION
     -  CALVERT  WORLD  VALUES  INTERNATIONAL  EQUITY
     -  CALVERT  NEW  VISION  SMALL  CAP
     -  CALVERT  INCOME
     -  CSIF  BOND


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NOTE: CLASS I SHARES MAY NOT BE AVAILABLE IN ALL FUNDS. PLEASE CALL 1-800-327-2109 FOR AVAILABILITY.


TABLE  OF  CONTENTS

     ABOUT  THE  FUNDS
          INVESTMENT  OBJECTIVE,  STRATEGY,  PAST  PERFORMANCE          1
          FEES  AND  EXPENSES                                           9
          PRINCIPAL  INVESTMENT  PRACTICES  AND  RISKS                 10
     ABOUT  SOCIAL  INVESTING
          INVESTMENT  SELECTION  PROCESS  AND  SOCIALLY  RESPONSIBLE
          INVESTMENT CRITERIA                                          13
          HIGH  SOCIAL  IMPACT  INVESTMENTS                            15
          SPECIAL  EQUITIES                                            15
     ABOUT  YOUR  INVESTMENT
          SUBADVISORS  AND  PORTFOLIO  MANAGERS                        15
          ADVISORY  FEES                                               16
          HOW  TO  OPEN  AN  ACCOUNT                                   17
          IMPORTANT  -  HOW  SHARES  ARE  PRICED                       17
          WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED                      17
          OTHER  CALVERT  GROUP  FEATURES  (EXCHANGES,  MINIMUM ACCOUNT BALANCE,
ETC.)          17
          DIVIDENDS,  CAPITAL  GAINS  AND  TAXES                       18
          HOW  TO  SELL  SHARES                                        19
          FINANCIAL  HIGHLIGHTS                                        20

CSIF  BALANCED  (NOTE:  FORMERLY  KNOWN  AS  CSIF  MANAGED  GROWTH)
ADVISOR          CALVERT  ASSET  MANAGEMENT COMPANY,  INC.
SUBADVISORS      BROWN  CAPITAL  MANAGEMENT, INC.
                 NCM  CAPITAL  MANAGEMENT,  INC.

OBJECTIVE
CSIF BALANCED SEEKS TO ACHIEVE A COMPETITIVE TOTAL RETURN THROUGH AN ACTIVELY MANAGED PORTFOLIO OF STOCKS, BONDS AND MONEY MARKET INSTRUMENTS WHICH OFFER INCOME AND CAPITAL GROWTH OPPORTUNITY AND WHICH SATISFY THE INVESTMENT AND SOCIAL CRITERIA.


PRINCIPAL  INVESTMENT  STRATEGIES:

THE FUND TYPICALLY INVESTS ABOUT 60% OF ITS ASSETS IN STOCKS AND 40% IN BONDS OR OTHER FIXED-INCOME INVESTMENTS. STOCK INVESTMENTS ARE PRIMARILY COMMON STOCK IN LARGE-CAP COMPANIES, WHILE THE FIXED-INCOME INVESTMENTS ARE PRIMARILY A WIDE VARIETY OF INVESTMENT GRADE BONDS. CSIF BALANCED INVESTS IN A COMBINATION OF STOCKS, BONDS AND MONEY MARKET INSTRUMENTS IN AN ATTEMPT TO PROVIDE A COMPLETE INVESTMENT PORTFOLIO IN A SINGLE PRODUCT. THE ADVISOR REBALANCES THE FUND QUARTERLY TO ADJUST FOR CHANGES IN MARKET VALUE. THE FUND IS A LARGE-CAP, GROWTH-ORIENTED U.S. DOMESTIC PORTFOLIO, ALTHOUGH IT MAY HAVE OTHER INVESTMENTS, INCLUDING SOME FOREIGN SECURITIES AND SOME MID-CAP STOCKS. FOR THE EQUITY PORTION, THE FUND SEEKS COMPANIES WITH BETTER THAN AVERAGE EXPECTED GROWTH RATES AT LOWER THAN AVERAGE VALUATIONS. THE FIXED-INCOME PORTION REFLECTS AN ACTIVE TRADING STRATEGY, SEEKING TOTAL RETURN AND FOCUSES ON A DURATION TARGET APPROXIMATING THE LEHMAN AGGREGATE BOND INDEX.

EQUITY INVESTMENTS ARE SELECTED BY THE TWO SUBADVISORS, WHILE THE ADVISOR MANAGES THE FIXED-INCOME ASSETS AND DETERMINES THE OVERALL MIX FOR THE FUND DEPENDING UPON ITS VIEW OF MARKET CONDITIONS AND ECONOMIC OUTLOOK.

THE FUND INVESTS WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. SEE "INVESTMENT SELECTION PROCESS."

PRINCIPAL  RISKS:
YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND, OR THE FUND COULD UNDERPERFORM FOR ANY OF THE FOLLOWING REASONS:
     -     THE  STOCK  OR  BOND  MARKET  GOES  DOWN
     -     THE  INDIVIDUAL  STOCKS  AND  BONDS  IN  THE  FUND  DO  NOT
                  PERFORM  AS  WELL  AS  EXPECTED
     - FOR THE FIXED-INCOME PORTION OF THE FUND, THE ADVISOR'S FORECAST AS TO INTEREST RATES IS NOT CORRECT
     - FOR THE FOREIGN SECURITIES HELD IN THE FUND, IF FOREIGN CURRENCY VALUES GO DOWN VERSUS THE U.S. DOLLAR
     -     THE  ADVISOR'S  ALLOCATION  AMONG  DIFFERENT  SECTORS  OF  THE
              STOCK  AND  BOND MARKETS DOES NOT PERFORM AS WELL AS
              EXPECTED

THE ACTIVE TRADING STRATEGY FOR THE FIXED INCOME PORTION OF THE FUND MAY CAUSE THE FUND TO HAVE, RELATIVE TO OTHER BALANCED FUNDS, A HIGH AMOUNT OF SHORT-TERM
CAPITAL  GAINS,          WHICH  ARE  TAXABLE  TO  YOU AT THE ORDINARY INCOME TAX
RATE.
AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

BAR  CHART  AND  PERFORMANCE  TABLE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE TABLE COMPARES THE FUND'S PERFORMANCE OVER TIME TO THAT OF THE STANDARD & POOR'S 500 INDEX AND THE LEHMAN AGGREGATE BOND INDEX. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE LIPPER BALANCED FUND INDEX. CLASS I SHARES HAVE AN ACTUAL INCEPTION DATE OF 2/26/99. HOWEVER, CLASS A SHARES (NOT OFFERED IN THIS PROSPECTUS) HAVE AN INCEPTION DATE OF 10/21/82. IN THE CHART AND TABLE BELOW, PERFORMANCE RESULTS BEFORE 2/26/99 ARE FOR CLASS A AT NAV (I.E., THEY DO NOT REFLECT THE DEDUCTION OF THE CLASS A FRONT-END SALES CHARGE.) BECAUSE CLASS A HAD HIGHER EXPENSES, ITS PERFORMANCE WAS LOWER THAN THE CLASS I WOULD HAVE REALIZED IN THE SAME PERIOD. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.


CALENDAR  YEAR-BY-YEAR  CSIF  BALANCED  TOTAL  RETURN


[INSERT  BAR  CHART  HERE]

BEST  QUARTER:   (OF  PERIOD  SHOWN  )  Q4  '98;    12.42%
WORST  QUARTER:  (OF  PERIOD  SHOWN)    Q3  '98;    (6.47%)

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12-31-99)

                              1  YEAR     5  YEAR     10  YEAR
CSIF  BALANCED                 7.22%     15.50%       10.33%
S&P  500  INDEX  MONTHLY
     REINVESTED                21.03%     28.54%     18.19%
LEHMAN  AGGREGATE  BOND
     INDEX  TR                 (0.82%)     7.73%     7.70%
LIPPER  BALANCED  FUND  INDEX   8.98%     16.33%     12.26%

CSIF  MANAGED  INDEX

ADVISOR          CALVERT  ASSET  MANAGEMENT COMPANY,  INC.
SUBADVISOR       STATE  STREET  GLOBAL ADVISORS

OBJECTIVE
CSIF MANAGED INDEX SEEKS A TOTAL RETURN AFTER EXPENSES WHICH EXCEEDS OVER TIME THE TOTAL RETURN OF THE RUSSELL 1000 INDEX. IT SEEKS TO OBTAIN THIS OBJECTIVE WHILE MAINTAINING RISK CHARACTERISTICS SIMILAR TO THOSE OF THE RUSSELL 1000 INDEX AND THROUGH INVESTMENTS IN STOCKS THAT MEET THE FUND'S INVESTMENT AND SOCIAL CRITERIA. THIS OBJECTIVE MAY BE CHANGED BY THE FUND'S BOARD OF TRUSTEES/DIRECTORS WITHOUT SHAREHOLDER APPROVAL.

PRINCIPAL  INVESTMENT  STRATEGIES:
THE FUND INVESTS IN STOCKS THAT MEET THE SOCIAL CRITERIA AND CREATES A PORTFOLIO WHOSE CHARACTERISTICS CLOSELY RESEMBLE THE CHARACTERISTICS OF THE RUSSELL 1000 INDEX, WHILE EMPHASIZING THE STOCKS WHICH IT BELIEVES OFFER THE GREATEST POTENTIAL OF RETURN.

CSIF MANAGED INDEX FOLLOWS AN ENHANCED INDEX MANAGEMENT STRATEGY. INSTEAD OF PASSIVELY HOLDING A REPRESENTATIVE BASKET OF SECURITIES DESIGNED TO MATCH THE RUSSELL 1000 INDEX, THE SUBADVISOR ACTIVELY USES A PROPRIETARY ANALYTICAL MODEL TO ATTEMPT TO ENHANCE THE FUND'S PERFORMANCE, RELATIVE TO THE INDEX. THE FUND MAY PURCHASE STOCKS NOT IN THE RUSSELL 1000 INDEX, BUT AT LEAST 65% OF THE
FUND'S TOTAL ASSETS WILL BE INVESTED IN STOCKS THAT ARE IN THE INDEX. ANY INVESTMENTS NOT IN THE INDEX WILL MEET THE FUND'S SOCIAL SCREENING CRITERIA AND BE SELECTED TO CLOSELY MIRROR THE INDEX'S RISK/RETURN CHARACTERISTICS. THE SUBADVISOR REBALANCES THE FUND QUARTERLY TO MAINTAIN ITS RELATIVE EXPOSURE TO THE INDEX.

THE FIRST STEP OF THE INVESTMENT STRATEGY IS TO IDENTIFY THOSE STOCKS IN THE RUSSELL 1000 INDEX WHICH MEET THE FUND'S SOCIAL SCREENING CRITERIA. FROM THIS LIST OF STOCKS, THE SUBADVISOR CHOOSES STOCKS THAT CLOSELY MIRROR THE INDEX IN TERMS OF VARIOUS FACTORS SUCH AS INDUSTRY WEIGHTINGS, CAPITALIZATION, AND YIELD. EVEN THOUGH CERTAIN INDUSTRIES MAY BE ELIMINATED FROM THE FUND BY THE SCREENS, THE FACTOR MODEL PERMITS MATHEMATICAL SUBSTITUTES WHICH THE SUBADVISOR EXPECTS TO MIMIC THE RETURN CHARACTERISTICS OF THE MISSING INDUSTRIES AND STOCKS.

THE FINAL STEP IN THE PROCESS IS TO APPLY THE SUBADVISOR'S PROPRIETARY VALUATION METHOD WHICH ATTEMPTS TO IDENTIFY THE STOCKS WHICH HAVE THE GREATEST POTENTIAL FOR SUPERIOR PERFORMANCE. EACH SECURITY IDENTIFIED FOR POTENTIAL INVESTMENT IS RANKED ACCORDING TO TWO SEPARATE MEASURES: VALUE AND MOMENTUM OF MARKET SENTIMENT. THESE TWO MEASURES COMBINE TO CREATE A SINGLE COMPOSITE SCORE OF EACH STOCK'S ATTRACTIVENESS. THE FUND IS CONSTRUCTED FROM SECURITIES THAT MEET ITS SOCIAL CRITERIA, WEIGHTED THROUGH A MATHEMATICAL PROCESS THAT SEEKS TO REDUCE RISK VIS- -VIS THE RUSSELL 1000 INDEX.

THE RUSSELL 1000 INDEX MEASURES THE PERFORMANCE OF THE 1,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION. THE INDEX IS ADJUSTED, OR RECONSTITUTED, ANNUALLY. AS OF THE LATEST RECONSTITUTION, THE AVERAGE MARKET CAPITALIZATION OF THE RUSSELL 1000 WAS APPROXIMATELY $91.485 BILLION. PRINCIPAL RISKS:

YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND, OR THE FUND COULD UNDERPERFORM FOR ANY OF THE FOLLOWING REASONS:

     -     THE  STOCK  MARKET  OR  THE  RUSSELL  1000  INDEX  GOES  DOWN
     - THE INDIVIDUAL STOCKS IN THE FUND OR THE INDEX MODELING PORTFOLIO DO NOT PERFORM AS WELL AS EXPECTED
     - AN INDEX FUND HAS OPERATING EXPENSES; A MARKET INDEX DOES NOT. THE FUND - WHILE EXPECTED TO TRACK ITS TARGET INDEX AS CLOSELY AS POSSIBLE WHILE SATISFYING ITS OWN INVESTMENT AND SOCIAL CRITERIA - WILL NOT BE ABLE TO MATCH THE PERFORMANCE OF THE INDEX EXACTLY

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE FUND IS NOT SPONSORED, SOLD, PROMOTED OR ENDORSED BY THE FRANK RUSSELL COMPANY.

TRACKING  THE  INDEX

THE SUBADVISOR EXPECTS THE ANNUAL TRACKING ERROR, RELATIVE TO THE RETURN OF THE INDEX BEFORE DEDUCTING EXPENSES, TO BE WITHIN CERTAIN LIMITS ESTABLISHED BY THE ADVISOR AND SUBADVISOR. THE FUND'S ABILITY TO TRACK THE INDEX WILL BE MONITORED BY ANALYZING RETURNS TO ENSURE THAT THE RETURNS ARE REASONABLY CONSISTENT WITH INDEX RETURNS. ANY DEVIATIONS OF REALIZED RETURNS FROM THE INDEX WHICH ARE IN EXCESS OF THOSE EXPECTED WILL BE ANALYZED FOR SOURCES OF VARIANCE.

THE FUND INVESTS WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. SEE "INVESTMENT SELECTION PROCESS."

BAR  CHART  AND  PERFORMANCE  TABLE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE TABLE COMPARES THE FUND'S PERFORMANCE OVER TIME TO THAT OF THE RUSSELL 1000 INDEX. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE LIPPER LARGE CAP CORE INDEX. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

CALENDAR  YEAR-BY-YEAR  CSIF  MANAGED  INDEX  TOTAL  RETURN

[INSERT  BAR  CHART  HERE]

BEST  QUARTER:   (OF  PERIOD  SHOWN  )  Q1  '99;    14.72%
WORST  QUARTER:  (OF  PERIOD  SHOWN)    Q3  '99;    (6.32%)

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12-31-99)

                                 1  YEAR      5  YEAR     10  YEAR
CSIF  MANAGED  INDEX                17.65%     N/A1        N/A
RUSSELL  1000  INDEX  TR            20.91%     N/A         N/A
LIPPER  LARGE  CAP  CORE  INDEX     19.35%     N/A         N/A

1SINCE INCEPTION (4/30/98) 17.45%; RUSSELL 1000 INDEX TR 19.20%; LIPPER LARGE CAP CORE INDEX 18.16%. THE MONTH END DATE OF 4/30/98 IS USED FOR COMPARISON PURPOSES ONLY, ACTUAL FUND INCEPTION IS 4/15/98.

CSIF  EQUITY

ADVISOR          CALVERT  ASSET  MANAGEMENT COMPANY,  INC.
SUBADVISOR     ATLANTA  CAPITAL  MANAGEMENT COMPANY,  L.L.C

OBJECTIVE
CSIF EQUITY SEEKS GROWTH OF CAPITAL THROUGH INVESTMENT IN STOCKS OF ISSUERS IN INDUSTRIES BELIEVED TO OFFER OPPORTUNITIES FOR POTENTIAL CAPITAL APPRECIATION AND WHICH MEET THE FUND'S INVESTMENT AND SOCIAL CRITERIA.

PRINCIPAL  INVESTMENT  STRATEGIES:

THE FUND INVESTS PRIMARILY IN THE COMMON STOCKS OF LARGE-CAP COMPANIES HAVING, ON AVERAGE, MARKET CAPITALIZATION OF AT LEAST $1 BILLION. INVESTMENT RETURNS WILL BE MOSTLY FROM CHANGES IN THE PRICE OF THE FUND'S HOLDINGS (CAPITAL APPRECIATION).

THE SUBADVISOR LOOKS FOR GROWING COMPANIES WITH A HISTORY OF STEADY EARNINGS GROWTH. COMPANIES ARE SELECTED BASED ON THE SUBADVISOR'S OPINION THAT THE COMPANY HAS THE ABILITY TO SUSTAIN GROWTH THROUGH GROWING PROFITABILITY AND THAT THE STOCK IS FAVORABLY PRICED WITH RESPECT TO THOSE GROWTH EXPECTATIONS.

THE FUND INVESTS WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. SEE "INVESTMENT SELECTION PROCESS."

PRINCIPAL  RISKS:
YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND, OR THE FUND COULD UNDERPERFORM FOR ANY OF THE FOLLOWING REASONS:

     -     THE  STOCK  MARKET  GOES  DOWN
     -     THE  INDIVIDUAL STOCKS IN THE FUND DO NOT PERFORM AS WELL AS
           EXPECTED

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

BAR  CHART  AND  PERFORMANCE  TABLE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE TABLE COMPARES THE FUND'S PERFORMANCE OVER TIME TO THAT OF THE STANDARD & POOR'S 500 INDEX. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE LIPPER MULTI-CAP CORE INDEX. CLASS I SHARES HAVE AN ACTUAL INCEPTION DATE OF 11/1/99. HOWEVER, CLASS A SHARES (NOT OFFERED IN THIS PROSPECTUS) HAVE AN INCEPTION DATE OF 8/24/87. IN THE CHART AND TABLE BELOW, PERFORMANCE RESULTS BEFORE 11/1/99 ARE FOR CLASS A AT NAV (I.E., THEY DO NOT REFLECT THE DEDUCTION OF THE CLASS A FRONT-END SALES CHARGE.) BECAUSE CLASS A HAD HIGHER EXPENSES, ITS PERFORMANCE WAS LOWER THAN THE CLASS I WOULD HAVE REALIZED IN THE SAME PERIOD. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

CALENDAR  YEAR-BY-YEAR  CSIF  EQUITY  TOTAL  RETURN

[INSERT  BAR  CHART  HERE]

BEST  QUARTER:   (OF  PERIOD  SHOWN  )  Q4  '98;    26.98%
WORST  QUARTER:  (OF  PERIOD  SHOWN)    Q3  '98;    (17.56%)

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12-31-99)

                                1  YEAR      5  YEAR     10  YEAR
CSIF  EQUITY                     23.47%     19.05%       10.44%
S&P  500  INDEX  MONTHLY
     REINVESTED                  21.03%     28.54%       18.19%
LIPPER  MULTI-CAP  CORE  INDEX   20.79%     23.59%       16.05%

CALVERT  CAPITAL  ACCUMULATION

ADVISOR          CALVERT  ASSET  MANAGEMENT COMPANY,  INC.
SUBADVISOR       BROWN CAPITAL MANAGEMENT, INC.

OBJECTIVE
CAPITAL ACCUMULATION SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN MID-CAP STOCKS THAT MEET THE FUND'S INVESTMENT AND SOCIAL CRITERIA. THIS OBJECTIVE MAY BE CHANGED BY THE FUND'S BOARD OF TRUSTEES/DIRECTORS WITHOUT SHAREHOLDER APPROVAL.

PRINCIPAL INVESTMENT STRATEGIES -- INVESTMENTS ARE PRIMARILY IN THE COMMON STOCKS OF MID-SIZE COMPANIES.
RETURNS IN THE FUND WILL BE MOSTLY FROM THE CHANGES IN THE PRICE OF THE FUND'S HOLDINGS (CAPITAL APPRECIATION.) THE FUND CURRENTLY DEFINES MID-CAP COMPANIES AS THOSE WITHIN THE RANGE OF MARKET CAPITALIZATIONS OF THE STANDARD AND POOR'S MID-CAP 400 INDEX. MOST COMPANIES IN THE INDEX HAVE A CAPITALIZATION OF $500
MILLION TO $10 BILLION. STOCKS CHOSEN FOR THE FUND COMBINE GROWTH AND VALUE CHARACTERISTICS OR OFFER THE OPPORTUNITY TO BUY GROWTH AT A REASONABLE PRICE.

THE SUBADVISOR FAVORS COMPANIES WHICH HAVE AN ABOVE MARKET AVERAGE PROSPECTIVE GROWTH RATE, BUT SELL AT BELOW MARKET AVERAGE VALUATIONS. THE SUBADVISOR EVALUATES EACH STOCK IN TERMS OF ITS GROWTH POTENTIAL, THE RETURN FOR RISK FREE INVESTMENTS AND THE RISK AND REWARD POTENTIAL FOR THE COMPANY TO DETERMINE A REASONABLE PRICE FOR THE STOCK.

THE FUND INVESTS WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. SEE "INVESTMENT SELECTION PROCESS."

PRINCIPAL  RISKS:
YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND, OR THE FUND COULD UNDERPERFORM FOR ANY OF THE FOLLOWING REASONS:

     -     THE  STOCK  MARKET  GOES  DOWN
     -     THE  INDIVIDUAL  STOCKS  IN  THE  FUND  DO  NOT  PERFORM  AS
               WELL  AS  EXPECTED
     -     THE  POSSIBILITY  OF  GREATER  RISK  BY  INVESTING  IN  MEDIUM-
               SIZED  COMPANIES  RATHER  THAN  LARGER,  MORE  ESTABLISHED
               COMPANIES
     -     THE  FUND  IS  NON-DIVERSIFIED.  COMPARED  TO  OTHER  FUNDS,
THE FUND MAY INVEST MORE OF ITS ASSETS IN A SMALLER                    NUMBER OF
COMPANIES.  GAINS  OR  LOSSES  ON  A SINGLE STOCK               MAY HAVE GREATER
IMPACT  ON  THE  FUND.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


BAR  CHART  AND  PERFORMANCE  TABLE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE TABLE COMPARES THE FUND'S PERFORMANCE OVER TIME TO THAT OF THE STANDARD & POOR'S MID-CAP 400 INDEX. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE LIPPER MID-CAP GROWTH INDEX. CLASS I SHARES HAVE AN ACTUAL INCEPTION DATE OF 2/26/99. HOWEVER, CLASS A SHARES (NOT OFFERED IN THIS PROSPECTUS) HAVE AN INCEPTION DATE OF 10/31/94. IN THE CHART AND TABLE BELOW, PERFORMANCE RESULTS BEFORE 2/26/99 ARE FOR CLASS A AT NAV (I.E., THEY DO NOT REFLECT THE DEDUCTION OF THE CLASS A FRONT-END SALES CHARGE.) BECAUSE CLASS A HAD HIGHER EXPENSES, ITS PERFORMANCE WAS LOWER THAN THE CLASS I WOULD HAVE REALIZED IN THE SAME PERIOD. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

CALENDAR  YEAR-BY-YEAR  CAPITAL  ACCUMULATION
TOTAL  RETURN

[INSERT  BAR  CHART  HERE]

BEST  QUARTER:   (OF  PERIOD  SHOWN  )  Q4  '98;   25.03%
WORST  QUARTER:  (OF  PERIOD  SHOWN)    Q3  '99;    (14.65%)

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12-31-99)
                                  1  YEAR     5  YEAR     10  YEAR
CAPITAL  ACCUMULATION             6.79%       20.31%            NA1
S&P  MID-CAP  400  INDEX  TR     14.72%       23.05%            NA
LIPPER MID-CAP  GROWTH  INDEX           73.72%       28.07%     NA

1     SINCE  INCEPTION  (10/31/94) 20.12%; S&P MID CAP 400 INDEX 21.34%;     AND
LIPPER  MID-CAP  GROWTH  FUNDS  INDEX  26.73%.

CALVERT  WORLD  VALUES  INTERNATIONAL  EQUITY  FUND

ADVISOR          CALVERT  ASSET  MANAGEMENT COMPANY,  INC.
SUBADVISOR     MURRAY  JOHNSTONE INTERNATIONAL,  LTD.

OBJECTIVE
CWVF INTERNATIONAL EQUITY SEEKS TO PROVIDE A HIGH TOTAL RETURN CONSISTENT WITH REASONABLE RISK BY INVESTING PRIMARILY IN A GLOBALLY DIVERSIFIED PORTFOLIO OF STOCKS THAT MEET THE FUND'S INVESTMENT AND SOCIAL CRITERIA.

PRINCIPAL  INVESTMENT  STRATEGIES:
THE FUND IDENTIFIES THOSE COUNTRIES WITH MARKETS AND ECONOMIES THAT IT BELIEVES CURRENTLY PROVIDE THE MOST FAVORABLE CLIMATE FOR INVESTING. THE FUND INVESTS
PRIMARILY  IN  THE  COMMON  STOCKS  OF MID- TO LARGE-CAP COMPANIES USING A VALUE
APPROACH. THE SUBADVISOR SELECTS COUNTRIES BASED ON A "20 QUESTIONS" MODEL WHICH USES MACRO- AND MICRO-ECONOMIC INPUTS TO RANK THE ATTRACTIVENESS OF
MARKETS IN VARIOUS COUNTRIES. WITHIN EACH COUNTRY, THE SUBADVISOR USES VALUATION TECHNIQUES THAT HAVE BEEN SHOWN TO BEST DETERMINE VALUE WITHIN THAT MARKET. IN SOME COUNTRIES, THE VALUATION PROCESS MAY FAVOR THE COMPARISON OF PRICE-TO-CASH-FLOW WHILE IN OTHER COUNTRIES, PRICE-TO-SALES OR PRICE-TO-BOOK MAY BE MORE USEFUL IN DETERMINING WHICH STOCKS ARE UNDERVALUED.

THE FUND INVESTS PRIMARILY IN MORE DEVELOPED ECONOMIES AND MARKETS. NO MORE THAN 5% OF FUND ASSETS ARE INVESTED IN THE U.S. (EXCLUDING HIGH SOCIAL IMPACT AND SPECIAL EQUITIES INVESTMENTS).

THE FUND INVESTS WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. SEE "INVESTMENT SELECTION PROCESS."

PRINCIPAL  RISKS:
YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND, OR THE FUND COULD UNDERPERFORM FOR ANY OF THE FOLLOWING REASONS:

     -     THE  STOCK  MARKETS  (INCLUDING  THOSE  OUTSIDE  THE  U.S.)  GO
               DOWN
     -     THE  INDIVIDUAL STOCKS IN THE FUND DO NOT PERFORM AS WELL          AS
               EXPECTED
     -     FOREIGN  CURRENCY  VALUES  GO  DOWN  VERSUS  THE  U.S.  DOLLAR

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


BAR  CHART  AND  PERFORMANCE  TABLE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE TABLE COMPARES THE FUND'S PERFORMANCE OVER TIME TO THAT OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE LIPPER INTERNATIONAL FUND INDEX. CLASS I SHARES HAVE AN ACTUAL INCEPTION DATE OF 2/26/99. HOWEVER, CLASS A SHARES (NOT OFFERED IN THIS PROSPECTUS) HAVE AN INCEPTION DATE OF 7/2/92. IN THE CHART AND TABLE BELOW, PERFORMANCE RESULTS BEFORE 2/26/99 ARE FOR CLASS A AT NAV (I.E., THEY DO NOT REFLECT THE DEDUCTION OF THE CLASS A FRONT-END SALES CHARGE.) BECAUSE CLASS A HAD HIGHER EXPENSES, ITS PERFORMANCE WAS LOWER THAN THE CLASS I WOULD HAVE REALIZED IN THE SAME PERIOD. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

CALENDAR  YEAR-BY-YEAR  CWVF  INTERNATIONAL  EQUITY
TOTAL  RETURN

[INSERT  BAR  CHART  HERE]

BEST  QUARTER:   (OF  PERIOD  SHOWN  )  Q4  '99;    20.60%
WORST  QUARTER:  (OF  PERIOD  SHOWN)    Q3  '98;    (14.82%)

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12-31-99)


                                      1  YEAR     5  YEAR     10  YEAR
CWVF  INTERNATIONAL  EQUITY           30.97%     15.21%          NA1
MSCI  EAFE  INDEX  GD                 27.30%     13.15%          NA
LIPPER  INTERNATIONAL  FUND
     INDEX                            37.83%     15.96%          NA

1 SINCE INCEPTION (7/31/92) 12.70%; MSCI EAFE INDEX GD 14.17%; AND LIPPER INTERNATIONAL FUNDS INDEX 14.96%. THE MONTH END DATE OF 7/31/92 IS USED FOR
COMPARISON  PURPOSES  ONLY,  ACTUAL  FUND  INCEPTION  IS  7/2/92.

CALVERT  NEW  VISION  SMALL  CAP

ADVISOR          CALVERT  ASSET  MANAGEMENT COMPANY,  INC.
SUBADVISOR       AWAD  ASSET MANAGEMENT, INC.

OBJECTIVE
NEW VISION SMALL CAP SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN SMALL-CAP STOCKS THAT MEETS THE FUND'S INVESTMENT AND SOCIAL CRITERIA. THIS OBJECTIVE MAY BE CHANGED BY THE FUND'S BOARD OF TRUSTEES/DIRECTORS WITHOUT SHAREHOLDER APPROVAL.

PRINCIPAL  INVESTMENT  STRATEGIES
AT LEAST 65% OF THE FUND'S ASSETS WILL BE INVESTED IN THE COMMON STOCKS OF SMALL-CAP COMPANIES. RETURNS IN THE FUND WILL BE MOSTLY FROM THE CHANGES IN THE PRICE OF THE FUND'S HOLDINGS (CAPITAL APPRECIATION). THE FUND CURRENTLY DEFINES SMALL-CAP COMPANIES AS THOSE WITH MARKET CAPITALIZATION OF $1 BILLION OR LESS AT THE TIME THE FUND INITIALLY INVESTS.

THE FUND INVESTS WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. SEE "INVESTMENT SELECTION PROCESS."

PRINCIPAL  RISKS:
YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND, OR THE FUND COULD UNDERPERFORM FOR ANY OF THE FOLLOWING REASONS:

     -     THE  STOCK  MARKET  GOES  DOWN
     -     THE  INDIVIDUAL  STOCKS  IN  THE  FUND  DO  NOT  PERFORM  AS
              WELL  AS  EXPECTED
     -     PRICES  OF  SMALL-CAP  STOCKS  MAY  RESPOND  TO  MARKET  ACTIVITY
              DIFFERENTLY  THAN  LARGER  MORE  ESTABLISHED  COMPANIES

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

BAR  CHART  AND  PERFORMANCE  TABLE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE TABLE COMPARES THE FUND'S PERFORMANCE OVER TIME TO THAT OF THE RUSSELL 2000 INDEX. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE LIPPER SMALL-CAP CORE INDEX. CLASS I SHARES HAVE AN ACTUAL INCEPTION DATE OF 2/26/99. HOWEVER, CLASS A SHARES (NOT OFFERED IN THIS PROSPECTUS) HAVE AN INCEPTION DATE OF 1/31/97. IN THE CHART AND TABLE BELOW, PERFORMANCE RESULTS BEFORE 2/26/99 ARE FOR CLASS A AT NAV (I.E., THEY DO NOT REFLECT THE DEDUCTION OF THE CLASS A FRONT-END SALES CHARGE.) BECAUSE CLASS A HAD HIGHER EXPENSES, ITS PERFORMANCE WAS LOWER THAN THE CLASS I WOULD HAVE REALIZED IN THE SAME PERIOD. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

CALENDAR  YEAR-BY-YEAR  NEW  VISION  SMALL  CAP
TOTAL  RETURN

[INSERT  BAR  CHART  HERE]

BEST  QUARTER:   (OF  PERIOD  SHOWN  )  Q4  '99;    23.88%
WORST  QUARTER:  (OF  PERIOD  SHOWN)    Q3  '98;    (21.82%)

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12-31-99)

                                1  YEAR       5  YEAR     10  YEAR
NEW  VISION  SMALL  CAP          24.06%           NA1            NA
RUSSELL  2000  INDEX  TR         21.26%           NA            NA
LIPPER  SMALL-CAP  CORE  INDEX   20.17%           NA            NA

1  SINCE  INCEPTION  (1/31/97)  4.08%;  RUSSELL  2000  INDEX  TR  12.69%;
  LIPPER  SMALL-CAP  CORE  FUNDS  INDEX  11.79%.

CALVERT  INCOME

ADVISOR          CALVERT  ASSET  MANAGEMENT COMPANY,  INC.

OBJECTIVE
CALVERT INCOME FUND SEEKS TO MAXIMIZE LONG-TERM INCOME, TO THE EXTENT CONSISTENT WITH PRUDENT INVESTMENT MANAGEMENT AND PRESERVATION OF CAPITAL, THROUGH INVESTMENT IN BONDS AND OTHER INCOME PRODUCING SECURITIES.


PRINCIPAL  INVESTMENT  STRATEGIES
THE FUND USES AN ACTIVE STRATEGY, SEEKING RELATIVE VALUE TO EARN INCREMENTAL INCOME. THE FUND TYPICALLY INVESTS AT LEAST 65% OF ITS ASSETS IN INVESTMENT GRADE DEBT SECURITIES.


PRINCIPAL  RISKS:

YOU  COULD  LOSE  MONEY  ON  YOUR  INVESTMENT  IN  THE  FUND,  OR THE FUND COULD
UNDERPERFORM,  FOR  ANY  OF  THE  FOLLOWING  REASONS:

     -     THE  BOND  MARKET  GOES  DOWN.
     -     THE  INDIVIDUAL  BONDS  IN  THE  FUND  DO  NOT  PERFORM  AS
              WELL  AS  EXPECTED.
     -     THE  ADVISOR'S  FORECAST  AS  TO  INTEREST  RATES  IS  NOT  CORRECT.
     -     THE  ADVISOR'S  ALLOCATION  AMONG  DIFFERENT  SECTORS  OF  THE
              BOND  MARKET  DOES  NOT  PERFORM  AS  WELL  AS  EXPECTED.
     -     THE  FUND  IS  NON-DIVERSIFIED.  COMPARED  TO  OTHER  FUNDS,
              THE FUND MAY INVEST MORE OF ITS ASSETS IN A SMALLER
              NUMBER OF COMPANIES.  GAINS  OR  LOSSES  ON  A  SINGLE BOND
              MAY HAVE GREATER IMPACT  ON  THE  FUND.

THE  FUND'S  ACTIVE TRADING STRATEGY MAY CAUSE THE FUND TO     HAVE A RELATIVELY
HIGH  AMOUNT  OF  SHORT-TERM CAPITAL GAINS,          WHICH ARE TAXABLE TO YOU AT
THE  ORDINARY  INCOME  TAX  RATE.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


BAR  CHART  AND  PERFORMANCE  TABLE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE TABLE COMPARES THE FUND'S PERFORMANCE OVER TIME TO THAT OF THE LEHMAN AGGREGATE BOND INDEX. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE LIPPER BBB RATED FUND INDEX. CLASS I SHARES HAVE AN ACTUAL INCEPTION DATE OF 2/26/99. HOWEVER, CLASS A SHARES (NOT OFFERED IN THIS PROSPECTUS) HAVE AN INCEPTION DATE OF 10/12/82. IN THE CHART AND TABLE BELOW, PERFORMANCE RESULTS BEFORE 2/26/99 ARE FOR CLASS A AT NAV (I.E., THEY DO NOT REFLECT THE DEDUCTION OF THE CLASS A FRONT-END SALES CHARGE.) BECAUSE CLASS A HAD HIGHER EXPENSES, ITS PERFORMANCE WAS LOWER THAN THE CLASS I WOULD HAVE REALIZED IN THE SAME PERIOD. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

CALENDAR  YEAR-BY-YEAR  CALVERT  INCOME  TOTAL  RETURN


[INSERT  BAR  CHART  HERE]

BEST  QUARTER:   (OF  PERIOD  SHOWN  )  Q2  '95;    7.04%
WORST  QUARTER:  (OF  PERIOD  SHOWN)    Q1  '94;    (4.56%)

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12-31-99)

                                        1  YEAR     5  YEAR     10  YEAR
CALVERT  INCOME                          7.56%     10.23%       8.53%
LEHMAN  AGGREGATE  BOND
     INDEX  TR                          (0.82%)     7.73%       7.70%
LIPPER  BBB  RATED  FUND  INDEX         (1.12%)      7.68%      7.72%

CSIF  BOND

ADVISOR          CALVERT  ASSET  MANAGEMENT COMPANY,  INC.

OBJECTIVE
CSIF BOND SEEKS TO PROVIDE AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH PRUDENT INVESTMENT RISK AND PRESERVATION OF CAPITAL THROUGH INVESTMENT IN BONDS AND OTHER STRAIGHT DEBT SECURITIES MEETING THE FUND'S INVESTMENT AND SOCIAL CRITERIA.

PRINCIPAL  INVESTMENT  STRATEGIES:
THE FUND USES AN ACTIVE STRATEGY, SEEKING RELATIVE VALUE TO EARN INCREMENTAL INCOME. THE FUND TYPICALLY INVESTS AT LEAST 65% OF ITS ASSETS IN INVESTMENT GRADE DEBT SECURITIES.

THE FUND INVESTS WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. SEE "INVESTMENT SELECTION PROCESS."

PRINCIPAL  RISKS:
YOU  COULD  LOSE  MONEY  ON  YOUR  INVESTMENT  IN  THE  FUND,  OR THE FUND COULD
UNDERPERFORM,  FOR  ANY  OF  THE  FOLLOWING  REASONS:

     -     THE  BOND  MARKET  GOES  DOWN
     -     THE  INDIVIDUAL  BONDS IN THE FUND DO NOT PERFORM AS WELL AS
               EXPECTED
     -     THE  ADVISOR'S  FORECAST  AS  TO  INTEREST  RATES  IS  NOT  CORRECT
     -     THE  ADVISOR'S  ALLOCATION  AMONG  DIFFERENT  SECTORS  OF  THE
               BOND  MARKET  DOES  NOT  PERFORM  AS  WELL  AS  EXPECTED
     -     THE  FUND  IS  NON-DIVERSIFIED.  COMPARED  TO  OTHER  FUNDS,
               THE FUND MAY INVEST MORE OF ITS ASSETS IN A SMALLER
               NUMBER OF COMPANIES.  GAINS  OR  LOSSES  ON  A  SINGLE BOND
               MAY HAVE GREATER IMPACT  ON  THE  FUND.

THE  FUND'S  ACTIVE TRADING STRATEGY MAY CAUSE THE FUND TO     HAVE A RELATIVELY
HIGH  AMOUNT  OF  SHORT-TERM CAPITAL GAINS,          WHICH ARE TAXABLE TO YOU AT
THE  ORDINARY  INCOME  TAX  RATE.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


BAR  CHART  AND  PERFORMANCE  TABLE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. BECAUSE CLASS I SHARES HAVE NOT COMMENCED OPERATIONS, THE CHART AND TABLE SHOW THE PERFORMANCE OF THE CLASS A SHARES AT NAV. CLASS I RETURNS WOULD HAVE BEEN SIMILAR, EXCEPT FOR ITS LOWER EXPENSES. THE TABLE COMPARES THE FUND'S PERFORMANCE OVER TIME TO THAT OF THE LEHMAN AGGREGATE BOND INDEX. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE LIPPER CORPORATE DEBT FUNDS A RATED INDEX.
THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

[INSERT  BAR  CHART  HERE]

BEST  QUARTER:   (OF  PERIOD  SHOWN  )  Q3  '91;    5.99%
WORST  QUARTER:  (OF  PERIOD  SHOWN)    Q1  '94;    (3.57%)

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12-31-99)
(CLASS  A  RETURN  AT  NAV)
                                        1  YEAR     5  YEAR     10  YEAR
CSIF  BOND:  CLASS  A                    0.68%     7.24%        7.21%
LEHMAN  AGGREGATE
     BOND  INDEX  TR                    (0.82%)     7.73%       7.70%
LIPPER  CORPORATE  DEBT  FUNDS
     A  RATED  INDEX                    (2.04%)     7.25%       7.36%

FEES  AND  EXPENSES
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF A FUND. ANNUAL FUND OPERATING
EXPENSES  ARE  DEDUCTED  FROM  FUND  ASSETS.



[INSERT  TABLE  HEADINGS  (FUND  NAMES)]


CLASS  I

ANNUAL  FUND  OPERATING  EXPENSES1


MANAGEMENT  FEES

     .55     .70     .60     .75     .90     .85     .45       .50

DISTRIBUTION  AND  SERVICE  (12B-1)  FEES

     NONE     NONE     NONE   NONE    NONE     NONE     NONE     NONE

OTHER  EXPENSES

     .21     .21     .31     .49     .63     1.02     .34        .57

TOTAL  ANNUAL  FUND OPERATING EXPENSES

     .76     .91     .91     1.24     1.53   1.87     .79         1.07

FEE WAIVER AND/OR EXPENSE REIMBURSEMENT2

     (.01)   (.16)   (.11)   (.44)    (.48)   (1.05)   (.19)     (.35)

NET  EXPENSES

     .75     .75     .80     .80     1.05     .82       .60       .72

EXPLANATION  OF  FEES  AND  EXPENSES  TABLE
1EXPENSES ARE BASED ON THE FUND'S MOST RECENT FISCAL YEAR, UNLESS OTHERWISE INDICATED. MANAGEMENT FEES INCLUDE THE SUBADVISORY FEES PAID BY THE ADVISOR ("CAMCO") TO THE SUBADVISORS, AND THE ADMINISTRATIVE FEE PAID BY THE FUND TO CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF CAMCO.
2CAMCO HAS AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES (NET OF ANY EXPENSE OFFSET ARRANGEMENTS) FOR ALL OF THE FUNDS' CLASS I SHARES THROUGH JANUARY 31, 2001. THE CONTRACTUAL EXPENSE CAP IS SHOWN AS "NET EXPENSES", THIS IS THE MAXIMUM AMOUNT THAT MAY BE CHARGED TO THE FUNDS FOR THIS PERIOD, EXCLUDING ANY
EXPENSE  OFFSET  ARRANGEMENT.
3THE MANAGEMENT FEES FOR CSIF BALANCED, CSIF EQUITY AND CAPITAL ACCUMULATION HAVE BEEN RESTATED TO REFLECT CHANGES APPROVED BY SHAREHOLDERS IN EARLY 1999.

EXAMPLE
THIS  EXAMPLE  IS  INTENDED  TO  HELP  YOU  COMPARE  THE  COST  OF  INVESTING
IN  A  FUND  WITH  THE  COST  OF  INVESTING  IN  OTHER  MUTUAL  FUNDS.
THE  EXAMPLE  ASSUMES  THAT:

-  YOU  INVEST  $1,000,000  IN  THE  FUND  FOR  THE  TIME  PERIODS  INDICATED;
-  YOUR  INVESTMENT  HAS  A  5%  RETURN  EACH  YEAR;  AND
-  THE  FUND'S  OPERATING  EXPENSES  REMAIN  THE  SAME.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE AS FOLLOWS IF THE CLASS I SHARES ARE HELD FOR 1, 3, 5 OR 10 YEARS:

CSIF BALANCED                    CWVF INTERNATIONAL EQUITY               CAPITAL
ACCUMULATION
1     $7,659                    1     $10,707                   1     $8,168
3     $24,186                   3     $43,629                   3     $34,990
5     $42,147                   5     $78,876                   5     $63,868
10     $94,171                 10     $178,267                 10     $146,115

CSIF  MANAGED  INDEX               NEW  VISION  SMALL  CAP               CALVERT
INCOME
1     $7,659                    1     $8,371                    1     $7,354
3     $27,417                   3     $48,564                   3     $30,556
5     $48,823                   5     $91,312                   5     $55,617
10     $110,487                10     $210,453                 10     $127,412

CSIF  EQUITY                    CSIF  BOND
1     $8,168                    1     $6,132
3     $27,916                   3     $23,329
5     $49,312                   5     $42,004
10     $110,947                10     $96,022

PRINCIPAL  INVESTMENT  PRACTICES  AND  RISKS

THE MOST CONCISE DESCRIPTION OF EACH FUND'S PRINCIPAL INVESTMENT STRATEGIES AND ASSOCIATED RISKS IS UNDER THE EARLIER SUMMARY FOR EACH FUND. THE FUNDS ARE ALSO PERMITTED TO INVEST IN CERTAIN OTHER INVESTMENTS AND TO USE CERTAIN INVESTMENT TECHNIQUES THAT HAVE HIGHER RISKS ASSOCIATED WITH THEM. ON THE FOLLOWING PAGES ARE BRIEF DESCRIPTIONS OF THE INVESTMENTS AND TECHNIQUES SUMMARIZED EARLIER, ALONG WITH CERTAIN ADDITIONAL INVESTMENT TECHNIQUES AND THEIR RISKS.
FOR EACH OF THE INVESTMENT PRACTICES LISTED, THE TABLE BELOW SHOWS EACH FUND'S LIMITATIONS AS A PERCENTAGE OF ITS ASSETS AND THE PRINCIPAL TYPES OF RISK INVOLVED. (SEE THE PAGES FOLLOWING THE TABLE FOR A DESCRIPTION OF THE TYPES OF RISKS). NUMBERS IN THIS TABLE SHOW MAXIMUM ALLOWABLE AMOUNT ONLY; FOR ACTUAL USAGE, CONSULT THE FUND'S ANNUAL/SEMI-ANNUAL REPORTS.


[INSERT  HEADINGS  (FUND  NAMES)]

KEY  TO  TABLE
     J     FUND  CURRENTLY  USES
     Q     PERMITTED,  BUT  NOT  TYPICALLY  USED
          (%  OF  ASSETS  ALLOWABLE,  IF  RESTRICTED)
     8     NOT  PERMITTED
     XN     ALLOWED  UP  TO  X%  OF  FUND'S  NET  ASSETS
     XT     ALLOWED  UP  TO  X%  OF  FUND'S  TOTAL  ASSETS
     NA     NOT  APPLICABLE  TO  THIS  TYPE  OF  FUND

INVESTMENT  PRACTICES

ACTIVE  TRADING  STRATEGY/TURNOVER  INVOLVES  SELLING  A  SECURITY
SOON  AFTER  PURCHASE.  AN  ACTIVE  TRADING  STRATEGY  CAUSES  A  FUND  TO
HAVE PORTFOLIO TURNOVER COMPARED TO OTHER FUNDS AND HIGHER TRANSACTION COSTS, SUCH AS COMMISSIONS AND CUSTODIAN AND

     J     Q     Q     Q       Q     Q     J     J

SETTLEMENT  FEES,  AND  MAY  INCREASE  A  FUND'S  TAX  LIABILITY.
RISKS:  OPPORTUNITY,  MARKET  AND  TRANSACTION.
TEMPORARY  DEFENSIVE  POSITIONS.  DURING  ADVERSE  MARKET,
ECONOMIC OR POLITICAL CONDITIONS, THE FUND MAY DEPART FROM ITS PRINCIPAL INVESTMENT STRATEGIES BY INCREASING ITS INVESTMENT IN U.S. GOVERNMENT SECURITIES AND OTHER SHORT-TERM INTEREST-


     Q     Q     Q      Q     Q     Q     Q     Q

BEARING  SECURITIES.  DURING  TIMES  OF  ANY  TEMPORARY  DEFENSIVE
(35T)
POSITIONS, A FUND MAY NOT BE ABLE TO ACHIEVE ITS INVESTMENT OBJECTIVE. RISKS: OPPORTUNITY.
HEDGING  STRATEGIES.  THE  USE  OF  SHORT  SALES  OF  US  TREASURY
SECURITIES FOR THE LIMITED PURPOSE OF HEDGING THE FUND'S DURATION (DURATION IS A MEASURE OF THE INTEREST RATE-SENSITIVITY

     8     8    8     8     8     8     8     J

OF  THE  FUND).  ANY  SHORT  SALES  ARE  "COVERED"  WITH  AN  EQUIVALENT
AMOUNT OF HIGH QUALITY, LIQUID SECURITIES IN A SEGREGATED ACCOUNT AT THE FUND'S CUSTODIAN. RISKS: CORRELATION, MANAGEMENT
AND  OPPORTUNITY

CONVENTIONAL  SECURITIES
FOREIGN  SECURITIES.  SECURITIES  ISSUED  BY  COMPANIES  LOCATED
OUTSIDE  THE  U.S.  AND/OR TRADED PRIMARILY ON A FOREIGN EXCHANGE.

     25N     8  25N     25N     J     15T1     25N     30N

RISKS:  MARKET,  CURRENCY,  TRANSACTION,  LIQUIDITY,
INFORMATION  AND  POLITICAL.
SMALL  CAP  STOCKS.  INVESTING  IN  SMALL  COMPANIES  INVOLVES
GREATER RISK THAN WITH MORE ESTABLISHED COMPANIES. SMALL CAP STOCK PRICE S ARE MORE VOLATILE AND THE COMPANIES OFTEN HAVE

     Q     NA     Q    Q     Q     J     NA     8

LIMITED  PRODUCT  LINES,  MARKETS,  FINANCIAL  RESOURCES,  AND
MANAGEMENT  EXPERIENCE.     RISKS:  MARKET,  LIQUIDITY
AND  INFORMATION.
INVESTMENT  GRADE  BONDS.  BONDS  RATED  BBB/BAA  OR  HIGHER  OR
COMPARABLE  UNRATED BONDS. RISKS: INTEREST RATE, MARKET

     J     NA     Q     Q     Q     Q     J     J

AND  CREDIT.                              (35N)     (35N)
BELOW-INVESTMENT  GRADE  BONDS.  BONDS  RATED  BELOW  BBB/BAA
COMPARABLE UNRATED BONDS ARE CONSIDERED JUNK BONDS. THEY ARE SUBJECT TO GREATER CREDIT RISK THAN INVESTMENT GRADE BONDS.

     20N2     NA    20N2     10N2     5N2     5N2     20N2     35N
RISKS:  CREDIT,  MARKET,  INTEREST  RATE,  LIQUIDITY
AND  INFORMATION.

[INSERT  HEADINGS]








UNRATED DEBT SECURITIES. BONDS THAT HAVE NOT BEEN RATED BY A RECOGNIZED RATING AGENCY; THE ADVISOR HAS DETERMINED THE

     J     NA     Q       Q     Q     Q     J     J
CREDIT  QUALITY  BASED  ON  ITS  OWN  RESEARCH.  RISKS:  CREDIT,
MARKET,  INTEREST  RATE,  LIQUIDITY     AND  INFORMATION.
ILLIQUID  SECURITIES.  SECURITIES  WHICH  CANNOT  BE
READILY  SOLD BECAUSE THERE IS NO ACTIVE MARKET.

     15N     15N     15N     15N   15N     15N     15N     15N

RISKS:  LIQUIDITY,  MARKET  AND  TRANSACTION.

UNLEVERAGED  DERIVATIVE  SECURITIES
ASSET-BACKED  SECURITIES.  SECURITIES  ARE  BACKED  BY  UNSECURED
DEBT, SUCH AS CREDIT CARD DEBT. THESE SECURITIES ARE OFTEN GUARANTEED OR OVER-COLLATERALIZED TO ENHANCE THEIR CREDIT QUALITY.

     J     NA    Q     Q     Q     Q     J     J
RISKS:  CREDIT,  INTEREST  RATE  AND  LIQUIDITY.
MORTGAGE-BACKED SECURITIES. SECURITIES ARE BACKED BY POOLS OF MORTGAGES, INCLUDING PASSTHROUGH CERTIFICATES, AND OTHER SENIOR CLASSES OF COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). RISKS:

     J     NA     Q    Q     Q     Q     J     J
CREDIT,  EXTENSION,  PREPAYMENT,  LIQUIDITY  AND  INTEREST  RATE.
PARTICIPATION  INTERESTS.  SECURITIES  REPRESENTING  AN  INTEREST
IN ANOTHER SECURITY OR IN BANK LOANS.

     Q     NA     Q     Q     Q     Q     Q    Q

RISKS:  CREDIT,  INTEREST  RATE  AND  LIQUIDITY.

LEVERAGED  DERIVATIVE  INSTRUMENTS
CURRENCY  CONTRACTS.  CONTRACTS  INVOLVING  THE  RIGHT  OR
OBLIGATION  TO BUY OR SELL A GIVEN AMOUNT OF FOREIGN CURRENCY

     Q     NA     Q   5T     5T     8     Q     Q
AT  A  SPECIFIED  PRICE  AND  FUTURE  DATE.  RISKS:  CURRENCY,
LEVERAGE,  CORRELATION,  LIQUIDITY  AND  OPPORTUNITY.
OPTIONS  ON  SECURITIES  AND  INDICES.  CONTRACTS  GIVING  THE
HOLDER  THE  RIGHT  BUT  NOT  THE  OBLIGATION  TO  PURCHASE  OR  SELL  A
SECURITY (OR THE CASH VALUE, IN THE CASE OF AN OPTION ON AN INDEX) AT A SPECIFIED PRICE WITHIN A SPECIFIED TIME. IN THE CASE

     5T3     5T3    5T3     5T3     5T3     5T3     5T3     5T3

OF SELLING (WRITING) OPTIONS, THE FUNDS WILL WRITE CALL OPTIONS ONLY IF THEY ALREADY OWN THE SECURITY (IF IT IS "COVERED").
RISKS:  INTEREST  RATE,  CURRENCY,  MARKET,  LEVERAGE,
CORRELATION,  LIQUIDITY,  CREDIT  AND  OPPORTUNITY.
FUTURES  CONTRACT.  AGREEMENT  TO  BUY  OR  SELL  A  SPECIFIC  AMOUNT
OF  A  COMMODITY  OR  FINANCIAL  INSTRUMENT AT A PARTICULAR PRICE ON

     Q     Q      Q     Q     Q     Q     Q     Q
A  SPECIFIC  FUTURE  DATE. RISKS: INTEREST RATE, CURRENCY, MARKET,

     5N     5N   5N     5N     5N     5N     5N     5N

LEVERAGE,  CORRELATION,  LIQUIDITY  AND
OPPORTUNITY.
STRUCTURED  SECURITIES.  INDEXED  AND/OR  LEVERAGED  MORTGAGE-
BACKED AND OTHER DEBT SECURITIES, INCLUDING PRINCIPAL-ONLY AND INTEREST-ONLY SECURITIES, LEVERAGED FLOATING RATE SECURITIES, AND
OTHERS.  THESE     SECURITIES  TEND  TO  BE  HIGHLY  SENSITIVE TO INTEREST

     Q       NA     NA     Q     NA     NA     Q     Q

RATE  MOVEMENTS  AND  THEIR  PERFORMANCE  MAY  NOT  CORRELATE  TO
THESE  MOVEMENTS  IN  A  CONVENTIONAL  FASHION.  RISKS:  CREDIT,
INTEREST  RATE,  EXTENSION,  PREPAYMENT,  MARKET,  LEVERAGE,
LIQUIDITY  AND  CORRELATION.

THE FUNDS HAVE ADDITIONAL INVESTMENT POLICIES AND RESTRICTIONS THAT ARE NOT PRINCIPAL TO THEIR INVESTMENT STRATEGIES (FOR EXAMPLE, REPURCHASE AGREEMENTS, BORROWING, PLEDGING, AND REVERSE REPURCHASE AGREEMENTS, SECURITIES LENDING, WHEN-ISSUED SECURITIES AND SHORT SALES.) THESE POLICIES AND RESTRICTIONS ARE DISCUSSED IN THE SAI.
1 NEW VISION MAY INVEST ONLY IN AMERICAN DEPOSITORY RECEIPTS (ADRS) - DOLLAR-DENOMINATED RECEIPTS REPRESENTING SHARES OF A FOREIGN ISSUER. ADRS ARE TRADED ON US EXCHANGES. SEE THE SAI.
2     EXCLUDES  ANY  HIGH  SOCIAL  IMPACT  INVESTMENTS.
3     BASED  ON  NET  PREMIUM  PAYMENTS.

TYPES  OF  INVESTMENT  RISK
CORRELATION  RISK
THIS OCCURS WHEN A FUND "HEDGES"- USES ONE INVESTMENT TO OFFSET THE FUND'S POSITION IN ANOTHER. IF THE TWO INVESTMENTS DO NOT BEHAVE IN RELATION TO ONE ANOTHER THE WAY FUND MANAGERS EXPECT THEM TO, THEN UNEXPECTED OR UNDESIRED
RESULTS MAY OCCUR. FOR EXAMPLE, A HEDGE MAY ELIMINATE OR REDUCE GAINS AS WELL AS OFFSET LOSSES.

CREDIT  RISK
THE RISK THAT THE ISSUER OF A SECURITY OR THE COUNTERPARTY TO AN INVESTMENT CONTRACT MAY DEFAULT OR BECOME UNABLE TO PAY ITS OBLIGATIONS WHEN DUE.

CURRENCY  RISK
CURRENCY RISK OCCURS WHEN A FUND BUYS, SELLS OR HOLDS A SECURITY DENOMINATED IN FOREIGN CURRENCY. FOREIGN CURRENCIES "FLOAT" IN VALUE AGAINST THE U.S. DOLLAR. ADVERSE CHANGES IN FOREIGN CURRENCY VALUES CAN CAUSE INVESTMENT LOSSES WHEN A FUND'S INVESTMENTS ARE CONVERTED TO U.S. DOLLARS.

EXTENSION  RISK
THE RISK THAT AN UNEXPECTED RISE IN INTEREST RATES WILL EXTEND THE LIFE OF A MORTGAGE-BACKED SECURITY BEYOND THE EXPECTED PREPAYMENT TIME, TYPICALLY REDUCING THE SECURITY'S VALUE.

INFORMATION  RISK
THE RISK THAT INFORMATION ABOUT A SECURITY OR ISSUER OR THE MARKET MIGHT NOT BE AVAILABLE, COMPLETE, ACCURATE OR COMPARABLE.

INTEREST  RATE  RISK
THE RISK THAT CHANGES IN INTEREST RATES WILL ADVERSELY AFFECT THE VALUE OF AN INVESTOR'S SECURITIES. WHEN INTEREST RATES RISE, THE VALUE OF FIXED-INCOME SECURITIES WILL GENERALLY FALL. CONVERSELY, A DROP IN INTEREST RATES WILL
GENERALLY CAUSE AN INCREASE IN THE VALUE OF FIXED-INCOME SECURITIES. LONGER-TERM SECURITIES AND ZERO COUPON/"STRIPPED" COUPON SECURITIES ("STRIPS") ARE SUBJECT TO GREATER INTEREST RATE RISK.

LEVERAGE  RISK
THE RISK THAT OCCURS IN SOME SECURITIES OR TECHNIQUES WHICH TEND TO MAGNIFY THE EFFECT OF SMALL CHANGES IN AN INDEX OR A MARKET. THIS CAN RESULT IN A LOSS THAT EXCEEDS THE AMOUNT ACTUALLY INVESTED.

LIQUIDITY  RISK
THE RISK THAT OCCURS WHEN INVESTMENTS CANNOT BE READILY SOLD. A FUND MAY HAVE TO ACCEPT A LESS-THAN-DESIRABLE PRICE TO COMPLETE THE SALE OF AN ILLIQUID SECURITY OR MAY NOT BE ABLE TO SELL IT AT ALL.

MANAGEMENT  RISK
THE RISK THAT A FUND'S PORTFOLIO MANAGEMENT PRACTICES MIGHT NOT WORK TO ACHIEVE THEIR DESIRED RESULT.


MARKET  RISK
THE  RISK  THAT  SECURITIES  PRICES  IN  A  MARKET, A SECTOR OR AN INDUSTRY WILL
FLUCTUATE,  AND  THAT  SUCH  MOVEMENTS  MIGHT  REDUCE  AN  INVESTMENT'S  VALUE.

OPPORTUNITY  RISK
THE RISK OF MISSING OUT ON AN INVESTMENT OPPORTUNITY BECAUSE THE ASSETS NEEDED TO TAKE ADVANTAGE OF IT ARE COMMITTED TO LESS ADVANTAGEOUS INVESTMENTS OR STRATEGIES.

POLITICAL  RISK
THE RISK THAT MAY OCCUR WITH FOREIGN INVESTMENTS, AND MEANS THAT THE VALUE OF AN INVESTMENT MAY BE ADVERSELY AFFECTED BY NATIONALIZATION, TAXATION, WAR,
GOVERNMENT  INSTABILITY  OR  OTHER  ECONOMIC  OR  POLITICAL  ACTIONS OR FACTORS.

PREPAYMENT  RISK
THE  RISK  THAT  UNANTICIPATED  PREPAYMENTS  MAY  OCCUR, REDUCING THE VALUE OF A
MORTGAGE-BACKED SECURITY. THE FUND MUST THEN REINVEST THOSE ASSETS AT THE CURRENT MARKET RATE, WHICH MAY BE LOWER.

TRANSACTION  RISK
THE RISK THAT A FUND MAY BE DELAYED OR UNABLE TO SETTLE A TRANSACTION OR THAT COMMISSIONS AND SETTLEMENT EXPENSES MAY BE HIGHER THAN USUAL.

INVESTMENT  SELECTION  PROCESS  (NOT  APPLICABLE  TO  CALVERT  INCOME  FUND)

INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. POTENTIAL INVESTMENTS FOR A FUND ARE FIRST SELECTED FOR FINANCIAL SOUNDNESS AND THEN EVALUATED ACCORDING TO THAT FUND'S SOCIAL CRITERIA. TO THE GREATEST EXTENT POSSIBLE, CALVERT SOCIAL INVESTMENT FUND (CSIF) AND CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND (CWVF) SEEK TO INVEST IN COMPANIES THAT EXHIBIT POSITIVE ACCOMPLISHMENTS WITH RESPECT TO ONE OR MORE OF THE SOCIAL CRITERIA. INVESTMENTS FOR ALL FUNDS MUST MEET THE MINIMUM STANDARDS FOR ALL ITS FINANCIAL AND SOCIAL CRITERIA.

ALTHOUGH EACH FUND'S SOCIAL CRITERIA TEND TO LIMIT THE AVAILABILITY OF INVESTMENT OPPORTUNITIES MORE THAN IS CUSTOMARY WITH OTHER INVESTMENT COMPANIES, CAMCO AND THE SUBADVISORS OF THE FUNDS BELIEVE THERE ARE SUFFICIENT INVESTMENT OPPORTUNITIES TO PERMIT FULL INVESTMENT AMONG ISSUERS WHICH SATISFY EACH FUND'S INVESTMENT AND SOCIAL OBJECTIVES.

THE SELECTION OF AN INVESTMENT BY A FUND DOES NOT CONSTITUTE ENDORSEMENT OR VALIDATION BY THAT FUND, NOR DOES THE EXCLUSION OF AN INVESTMENT NECESSARILY REFLECT FAILURE TO SATISFY THE FUND'S SOCIAL CRITERIA. INVESTORS ARE INVITED TO SEND A BRIEF DESCRIPTION OF COMPANIES THEY BELIEVE MIGHT BE SUITABLE FOR INVESTMENT.

SOCIALLY  RESPONSIBLE  INVESTMENT  CRITERIA
THE FUNDS INVEST IN ACCORDANCE WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. IN ADDITION, WE BELIEVE THAT THERE ARE LONG-TERM BENEFITS IN AN INVESTMENT PHILOSOPHY THAT DEMONSTRATES CONCERN FOR THE ENVIRONMENT, LABOR RELATIONS, HUMAN RIGHTS AND COMMUNITY RELATIONS. THOSE ENTERPRISES THAT EXHIBIT A SOCIAL AWARENESS IN THESE ISSUES SHOULD BE BETTER PREPARED TO MEET FUTURE SOCIETAL NEEDS. BY RESPONDING TO SOCIAL CONCERNS, THESE ENTERPRISES SHOULD NOT ONLY AVOID THE LIABILITY THAT MAY BE INCURRED WHEN A PRODUCT OR SERVICE IS DETERMINED TO HAVE A NEGATIVE SOCIAL IMPACT OR HAS OUTLIVED ITS USEFULNESS, BUT ALSO BE BETTER POSITIONED TO DEVELOP OPPORTUNITIES TO MAKE A PROFITABLE CONTRIBUTION TO SOCIETY. THESE ENTERPRISES SHOULD BE READY TO RESPOND TO EXTERNAL DEMANDS AND ENSURE THAT OVER THE LONGER TERM THEY WILL BE VIABLE TO SEEK TO PROVIDE A POSITIVE RETURN TO BOTH INVESTORS AND SOCIETY AS A WHOLE.

EACH FUND HAS DEVELOPED SOCIAL INVESTMENT CRITERIA, DETAILED BELOW. THESE CRITERIA REPRESENT STANDARDS OF BEHAVIOR WHICH FEW, IF ANY, ORGANIZATIONS TOTALLY SATISFY. AS A MATTER OF PRACTICE, EVALUATION OF A PARTICULAR ORGANIZATION IN THE CONTEXT OF THESE CRITERIA WILL INVOLVE SUBJECTIVE JUDGMENT BY CAMCO AND THE SUBADVISORS. ALL SOCIAL CRITERIA MAY BE CHANGED BY THE BOARD OF TRUSTEES/DIRECTORS WITHOUT SHAREHOLDER APPROVAL.

CALVERT  SOCIAL  INVESTMENT  FUND

CSIF  SEEKS  TO  INVEST  IN  COMPANIES  THAT:

-     DELIVER  SAFE  PRODUCTS  AND  SERVICES  IN  WAYS  THAT  SUSTAIN  OUR
NATURAL  ENVIRONMENT.  FOR  EXAMPLE, CSIF LOOKS FOR               COMPANIES THAT
PRODUCE  ENERGY  FROM  RENEWABLE  RESOURCES,          WHILE  AVOIDING CONSISTENT
POLLUTERS.

-     MANAGE WITH PARTICIPATION THROUGHOUT THE ORGANIZATION IN          DEFINING
AND  ACHIEVING  OBJECTIVES.  FOR EXAMPLE, CSIF LOOKS          FOR COMPANIES THAT
OFFER  EMPLOYEE  STOCK  OWNERSHIP  OR               PROFIT-SHARING  PLANS.

-     NEGOTIATE FAIRLY WITH THEIR WORKERS, PROVIDE AN ENVIRONMENT     SUPPORTIVE
OF  THEIR  WELLNESS,  DO NOT DISCRIMINATE ON THE          BASIS OF RACE, GENDER,
RELIGION, AGE, DISABILITY, ETHNIC ORIGIN,          OR SEXUAL ORIENTATION, DO NOT
CONSISTENTLY  VIOLATE REGULATIONS     OF THE EEOC, AND PROVIDE OPPORTUNITIES FOR
WOMEN,               DISADVANTAGED  MINORITIES,  AND  OTHERS  FOR  WHOM  EQUAL
OPPORTUNITIES HAVE OFTEN BEEN DENIED.  FOR EXAMPLE, CSIF          CONSIDERS BOTH
UNIONIZED  AND  NON-UNION  FIRMS  WITH  GOOD          LABOR  RELATIONS.

-     FOSTER  AWARENESS  OF  A  COMMITMENT  TO  HUMAN  GOALS,  SUCH  AS
CREATIVITY,  PRODUCTIVITY,  SELF-RESPECT  AND  RESPONSIBILITY,  WITHIN     THE
ORGANIZATION  AND THE WORLD, AND CONTINUALLY RECREATES A          CONTEXT WITHIN
WHICH  THESE  GOALS  CAN  BE REALIZED. FOR               EXAMPLE, CSIF LOOKS FOR
COMPANIES  WITH  AN  ABOVE  AVERAGE          COMMITMENT TO COMMUNITY AFFAIRS AND
CHARITABLE  GIVING.


CSIF WILL NOT INVEST IN COMPANIES THAT THE ADVISOR DETERMINES TO BE SIGNIFICANTLY ENGAGED IN:

-     BUSINESS  ACTIVITIES  IN  SUPPORT  OF  REPRESSIVE  REGIMES

-     PRODUCTION,  OR  THE MANUFACTURE OF EQUIPMENT, TO PRODUCE          NUCLEAR
ENERGY

-     MANUFACTURE  OF  WEAPON  SYSTEMS

-     MANUFACTURE  OF  ALCOHOLIC  BEVERAGES  OR  TOBACCO  PRODUCTS

-     OPERATION  OF  GAMBLING  CASINOS

-     A  PATTERN  AND  PRACTICE  OF  VIOLATING  THE  RIGHTS  OF  INDIGENOUS
PEOPLE.  WE  URGE  COMPANIES  TO  END  NEGATIVE  STEREOTYPES  OF          NATIVE
AMERICANS  AND OTHER INDIGENOUS PEOPLES. FOR EXAM-          PLE, CSIF OBJECTS TO
THE  UNAUTHORIZED USE OF NAMES AND          IMAGES THAT PORTRAY NATIVE AMERICANS
IN  A NEGATIVE LIGHT,          AND SUPPORTS THE PROMOTION OF POSITIVE PORTRAYALS
OF  ALL          INDIVIDUALS  AND  ETHNIC  GROUPS.


WITH RESPECT TO U.S. GOVERNMENT SECURITIES, CSIF INVESTS PRIMARILY IN DEBT OBLIGATIONS ISSUED OR GUARANTEED BY AGENCIES OR INSTRUMENTALITIES OF THE U.S. GOVERNMENT WHOSE PURPOSES FURTHER OR ARE COMPATIBLE WITH CSIF'S SOCIAL CRITERIA, SUCH AS OBLIGATIONS OF THE STUDENT LOAN MARKETING ASSOCIATION, RATHER THAN GENERAL OBLIGATIONS OF THE U.S. GOVERNMENT, SUCH AS TREASURY SECURITIES.

CALVERT  WORLD  VALUES  INTERNATIONAL  EQUITY  FUND

THE SPIRIT OF CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND'S SOCIAL CRITERIA IS SIMILAR TO CSIF, BUT THE APPLICATION OF THE SOCIAL ANALYSIS IS SIGNIFICANTLY DIFFERENT. INTERNATIONAL INVESTING BRINGS UNIQUE CHALLENGES IN TERMS OF CORPORATE DISCLOSURE, REGULATORY STRUCTURES, ENVIRONMENTAL STANDARDS, AND
DIFFERING NATIONAL AND CULTURAL PRIORITIES. DUE TO THESE FACTORS, THE CWVF SOCIAL INVESTMENT STANDARDS ARE LESS STRINGENT THAN THOSE OF CSIF.

CWVF  SEEKS  TO  INVEST  IN  COMPANIES  THAT:

-     ACHIEVE  EXCELLENCE  IN  ENVIRONMENTAL MANAGEMENT. WE               SELECT
INVESTMENTS  THAT  TAKE  POSITIVE  STEPS TOWARD PRESERVING     AND ENHANCING OUR
NATURAL  ENVIRONMENT  THROUGH  THEIR               OPERATIONS  AND  PRODUCTS. WE
AVOID  COMPANIES  WITH  POOR          ENVIRONMENTAL  RECORDS.

-     HAVE  POSITIVE  LABOR  PRACTICES.  WE CONSIDER THE INTERNATIONAL     LABOR
ORGANIZATION'S  BASIC  CONVENTIONS  ON WORKER RIGHTS AS          A GUIDELINE FOR
OUR  LABOR  CRITERIA. WE SEEK TO INVEST IN               COMPANIES THAT HIRE AND
PROMOTE  WOMEN  AND  ETHNIC               MINORITIES;  RESPECT THE RIGHT TO FORM
UNIONS;  COMPLY,  AT  A          MINIMUM,  WITH DOMESTIC HOUR AND WAGE LAWS; AND
PROVIDE          GOOD  HEALTH  AND  SAFETY  STANDARDS.  WE  AVOID COMPANIES THAT
DEMONSTRATE  A  PATTERN  OF  ENGAGING IN FORCED, COMPULSORY, OR     CHILD LABOR.

CWVF  AVOIDS  INVESTING  IN  COMPANIES  THAT:

-     CONTRIBUTE  TO  HUMAN  RIGHTS  ABUSES  IN  OTHER  COUNTRIES  1

-     PRODUCE  NUCLEAR  POWER OR NUCLEAR WEAPONS, OR HAVE MORE          THAN 10%
OF  REVENUES  DERIVED  FROM  THE  PRODUCTION OR SALE          OF WEAPONS SYSTEMS

-     DERIVE  MORE  THAN 10% OF REVENUES FROM THE PRODUCTION OF          ALCOHOL
OR  TOBACCO  PRODUCTS,  BUT ACTIVELY SEEKS TO INVEST IN          COMPANIES WHOSE
PRODUCTS  OR  SERVICES IMPROVE THE QUALITY          OF OR ACCESS TO HEALTH CARE,
INCLUDING  PUBLIC  HEALTH  AND  PRE-          VENTATIVE  MEDICINE

CALVERT  CAPITAL  ACCUMULATION  FUND
CALVERT  NEW  VISION  SMALL  CAP  FUND

THE FUNDS CAREFULLY REVIEW COMPANY POLICIES AND BEHAVIOR REGARDING SOCIAL ISSUES IMPORTANT TO QUALITY OF LIFE SUCH AS:

     -  ENVIRONMENT
     -  EMPLOYEE  RELATIONS
     -  PRODUCT  CRITERIA
     -  WEAPONS  SYSTEMS
     -  NUCLEAR  ENERGY
     -  HUMAN  RIGHTS

BOTH  FUNDS  WILL  AVOID  INVESTING  IN  COMPANIES  THAT  HAVE:

-     SIGNIFICANT  OR  HISTORICAL  PATTERNS  OF  VIOLATING  ENVIRONMENTAL
REGULATIONS,  OR  OTHERWISE  HAVE  AN  EGREGIOUS  ENVIRONMENTAL          RECORD
-     SIGNIFICANT  OR  HISTORICAL  PATTERNS  OF  DISCRIMINATION  AGAINST
EMPLOYEES  ON THE BASIS OF RACE, GENDER, RELIGION, AGE,               DISABILITY
OR  SEXUAL  ORIENTATION,  OR THAT HAVE MAJOR LABOR-          MANAGEMENT DISPUTES
-     NUCLEAR  POWER  PLANT OPERATORS AND OWNERS, OR MANUFACTUR-          ERS OF
KEY  COMPONENTS  IN  THE  NUCLEAR  POWER  PROCESS
-     SIGNIFICANTLY  ENGAGED  IN  WEAPONS PRODUCTION( INCLUDING          WEAPONS
SYSTEMS  CONTRACTORS  AND  MAJOR  NUCLEAR  WEAPONS          SYSTEMS CONTRACTORS)
-     SIGNIFICANTLY  INVOLVED  IN THE MANUFACTURE OF TOBACCO OR          ALCOHOL
PRODUCTS
-     PRODUCTS  OR  OFFER  SERVICES  THAT,  UNDER  PROPER  USE,  ARE
CONSIDERED  HARMFUL

CAPITAL ACCUMULATION WILL AVOID COMPANIES THAT THE ADVISOR DETERMINES TO BE SIGNIFICANTLY ENGAGED IN:

-     A  PATTERN  AND  PRACTICE  OF  VIOLATING  THE  RIGHTS  OF  INDIGENOUS
PEOPLE.  WE  URGE  COMPANIES  TO  END  NEGATIVE  STEREOTYPES  OF          NATIVE
AMERICANS  AND  OTHER  INDIGENOUS  PEOPLES.  FOR  EXAM-          PLE,  CAPITAL
ACCUMULATION  OBJECTS  TO THE UNAUTHORIZED USE          OF NAMES AND IMAGES THAT
PORTRAY  NATIVE  AMERICANS  IN  A          NEGATIVE  LIGHT,  AND  SUPPORTS  THE
PROMOTION  OF  POSITIVE               PORTRAYALS  OF  ALL INDIVIDUALS AND ETHNIC
GROUPS.

THE ADVISOR WILL SEEK TO REVIEW COMPANIES' OVERSEAS OPERATIONS CONSISTENT WITH THE SOCIAL CRITERIA STATED ABOVE.
WHILE CAPITAL ACCUMULATION AND NEW VISION MAY INVEST IN COMPANIES THAT EXHIBIT POSITIVE SOCIAL CHARACTERISTICS, THEY MAKE NO EXPLICIT CLAIMS TO SEEK OUT COMPANIES WITH SUCH PRACTICES.
1 CWVF MAY INVEST IN COMPANIES THAT OPERATE IN COUNTRIES WITH POOR HUMAN RIGHTS RECORDS IF WE BELIEVE THE COMPANIES ARE MAKING A POSITIVE CONTRIBUTION.

HIGH SOCIAL IMPACT INVESTMENTS - CSIF BALANCED, BOND AND EQUITY, CALVERT WORLD VALUES INTERNATIONAL EQUITY, CAPITAL ACCUMULATION AND NEW VISION

HIGH SOCIAL IMPACT INVESTMENTS IS A PROGRAM THAT TARGETS A PERCENTAGE OF THE FUNDS' ASSETS (UP TO 1% FOR EACH OF CSIF BALANCED, CSIF EQUITY AND CSIF BOND AND NEW VISION AND UP TO 3% FOR EACH OF CWVF INTERNATIONAL EQUITY AND CAPITAL ACCUMULATION) TO DIRECTLY SUPPORT THE GROWTH OF COMMUNITY-BASED ORGANIZATIONS FOR THE PURPOSES OF PROMOTING BUSINESS CREATION, HOUSING DEVELOPMENT, AND ECONOMIC AND SOCIAL DEVELOPMENT OF URBAN AND RURAL COMMUNITIES. THESE TYPES OF INVESTMENTS OFFER A RATE OF RETURN BELOW THE THEN-PREVAILING MARKET RATE, AND ARE CONSIDERED ILLIQUID, UNRATED AND BELOW-INVESTMENT GRADE. THEY ALSO INVOLVE A GREATER RISK OF DEFAULT OR PRICE DECLINE THAN INVESTMENT GRADE SECURITIES. HOWEVER, THEY HAVE A SIGNIFICANT SOCIAL RETURN BY MAKING A TREMENDOUS DIFFERENCE IN OUR LOCAL COMMUNITIES. HIGH SOCIAL IMPACT INVESTMENTS ARE VALUED UNDER THE DIRECTION AND CONTROL OF THE FUNDS' BOARDS. THE PROGRAM IS ADMINISTERED BY THE CALVERT SOCIAL INVESTMENT FOUNDATION, WHICH MAY RECEIVE A FEE FROM THE FUNDS.

THE FUNDS HAVE RECEIVED AN EXEMPTIVE ORDER TO PERMIT THEM TO INVEST THOSE ASSETS ALLOCATED FOR INVESTMENT IN HIGH SOCIAL IMPACT INVESTMENTS THROUGH THE PURCHASE OF COMMUNITY INVESTMENT NOTES FROM THE CALVERT SOCIAL INVESTMENT FOUNDATION. THE CALVERT SOCIAL INVESTMENT FOUNDATION IS A NON-PROFIT ORGANIZATION, LEGALLY DISTINCT FROM CALVERT GROUP, ORGANIZED AS A CHARITABLE AND EDUCATIONAL FOUNDATION FOR THE PURPOSE OF INCREASING PUBLIC AWARENESS AND KNOWLEDGE OF THE CONCEPT OF SOCIALLY RESPONSIBLE INVESTING. IT HAS INSTITUTED THE CALVERT COMMUNITY INVESTMENTS PROGRAM TO RAISE ASSETS FROM INDIVIDUAL AND INSTITUTIONAL INVESTORS AND THEN INVEST THESE ASSETS DIRECTLY IN NON-PROFIT OR NOT-FOR-PROFIT COMMUNITY DEVELOPMENT ORGANIZATIONS AND COMMUNITY DEVELOPMENT BANKS THAT FOCUS ON LOW INCOME HOUSING, ECONOMIC DEVELOPMENT AND BUSINESS DEVELOPMENT IN URBAN AND RURAL COMMUNITIES.

SPECIAL  EQUITIES  - CSIF BALANCED AND CALVERT WORLD VALUES INTERNATIONAL EQUITY

CSIF  BALANCED  AND  CWVF  INTERNATIONAL  EQUITY  EACH  HAVE  A SPECIAL EQUITIES
INVESTMENT  PROGRAM  THAT  ALLOWS  THE  FUND  TO  PROMOTE  ESPECIALLY  PROMISING
APPROACHES TO SOCIAL GOALS THROUGH PRIVATELY PLACED INVESTMENTS. THE INVESTMENTS ARE GENERALLY VENTURE CAPITAL INVESTMENTS IN SMALL, UNTRIED ENTERPRISES. THE SPECIAL EQUITIES COMMITTEE OF EACH FUND IDENTIFIES, EVALUATES, AND SELECTS THE SPECIAL EQUITIES INVESTMENTS. SPECIAL EQUITIES INVOLVE A HIGH DEGREE OF RISK-- THEY ARE SUBJECT TO LIQUIDITY, INFORMATION, AND IF A DEBT INVESTMENT, CREDIT RISK. SPECIAL EQUITIES ARE VALUED UNDER THE DIRECTION AND CONTROL OF THE FUND'S BOARD.

ABOUT  CALVERT  GROUP

CALVERT ASSET MANAGEMENT COMPANY, INC.(4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MD 20814) ("CAMCO") IS THE FUNDS' INVESTMENT ADVISOR. CAMCO PROVIDES THE FUNDS WITH INVESTMENT SUPERVISION AND MANAGEMENT AND OFFICE SPACE; FURNISHES EXECUTIVE AND OTHER PERSONNEL TO THE FUNDS, AND PAYS THE SALARIES AND FEES OF ALL TRUSTEES/DIRECTORS WHO ARE AFFILIATED PERSONS OF THE ADVISOR. IT HAS BEEN MANAGING MUTUAL FUND PORTFOLIOS SINCE 1976. CAMCO IS THE INVESTMENT ADVISOR FOR OVER 25 MUTUAL FUND PORTFOLIOS, INCLUDING THE FIRST AND LARGEST FAMILY OF SOCIALLY SCREENED FUNDS. AS OF DECEMBER 31, 1999, CAMCO HAD OVER $6 BILLION IN ASSETS UNDER MANAGEMENT.

CAMCO  USES  A  TEAM  APPROACH  TO  ITS MANAGEMENT OF  CSIF BOND (SINCE FEBRUARY
1997), CALVERT INCOME (SINCE FEBRUARY 1995) AND THE FIXED-INCOME ASSETS OF CSIF BALANCED (JUNE 1995). RENO J. MARTINI, SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER, HEADS THIS TEAM AND OVERSEES THE INVESTMENT STRATEGY AND MANAGEMENT OF ALL CALVERT FUNDS FOR CAMCO WHILE GREGORY HABEEB MANAGES THE DAY-TO-DAY INVESTMENTS OF CAMCO'S TAXABLE FIXED-INCOME PORTFOLIOS. MR. HABEEB HAS OVER 19 YEARS OF EXPERIENCE AS AN ANALYST, TRADER, AND PORTFOLIO MANAGER.

SUBADVISORS  AND  PORTFOLIO  MANAGERS

BROWN CAPITAL MANAGEMENT, INC., 1201 NORTH CALVERT STREET, BALTIMORE, MARYLAND 21202, HAS MANAGED PART OF THE EQUITY INVESTMENTS OF CSIF BALANCED SINCE 1996, AND CAPITAL ACCUMULATION SINCE 1994. IN 1997, BROWN CAPITAL BECAME THE SOLE SUBADVISOR FOR CAPITAL ACCUMULATION. IT USES A BOTTOM-UP APPROACH THAT INCORPORATES GROWTH-ADJUSTED PRICE EARNINGS, CONCENTRATING ON MID-/LARGE-CAP GROWTH STOCKS.

EDDIE C. BROWN, FOUNDER AND PRESIDENT OF BROWN CAPITAL MANAGEMENT, INC., HEADS THE PORTFOLIO MANAGEMENT TEAM FOR CAPITAL ACCUMULATION AND BROWN CAPITAL'S PORTION OF CSIF BALANCED. HE BRINGS OVER 24 YEARS OF MANAGEMENT EXPERIENCE TO
THE FUNDS, AND HAS HELD POSITIONS WITH T. ROWE PRICE ASSOCIATES AND IRWING MANAGEMENT COMPANY. MR. BROWN IS A FREQUENT PANELIST ON "WALL STREET WEEK WITH LOUIS RUKEYSER" AND IS A MEMBER OF THE WALL STREET WEEK HALL OF FAME.

NCM CAPITAL MANAGEMENT GROUP, INC., 103 WEST MAIN STREET, DURHAM, NC 27701, HAS MANAGED PART OF THE EQUITY INVESTMENTS OF CSIF BALANCED SINCE 1995. NCM IS ONE OF THE LARGEST MINORITY-OWNED INVESTMENT MANAGEMENT FIRMS IN THE COUNTRY AND PROVIDES PRODUCTS IN EQUITY FIXED INCOME AND BALANCED PORTFOLIO MANAGEMENT. IT IS ALSO ONE OF THE INDUSTRY LEADERS IN THE EMPLOYMENT AND TRAINING OF MINORITY AND WOMEN INVESTMENT PROFESSIONALS.

NCM'S PORTFOLIO MANAGEMENT TEAM CONSISTS OF SEVERAL MEMBERS, HEADED BY MACEO K. SLOAN. MR. SLOAN HAS MORE THAN 12 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY, AND IS A FREQUENT PANELIST ON WALL STREET WEEK WITH LOUIS RUKEYSER.

STATE STREET GLOBAL ADVISORS (SSGA); 225 FRANKLIN ST., BOSTON, MA 02110 WAS ESTABLISHED IN 1978 AS AN INVESTMENT MANAGEMENT DIVISION OF THE STATE STREET BANK AND TRUST COMPANY. SSGA IS A PIONEER IN THE DEVELOPMENT OF DOMESTIC AND INTERNATIONAL INDEX FUNDS, AND HAS MANAGED CSIF MANAGED INDEX SINCE ITS INCEPTION.
SSGA'S PORTFOLIO MANAGEMENT TEAM CONSISTS OF SEVERAL MEMBERS, HEADED BY ARLENE ROCKEFELLER. SHE JOINED SSGA IN 1982, WITH 10 YEARS EXPERIENCE IN INVESTMENT COMPUTER SYSTEMS. MS. ROCKEFELLER IS CURRENTLY DIRECTOR OF SSGA'S GLOBAL EQUITY GROUP. SHE MANAGES A VARIETY OF SSGA'S EQUITY AND TAX-FREE FUNDS.

ATLANTA CAPITAL MANAGEMENT COMPANY, LLCLA; TWO MIDTOWN PLAZA, SUITE 1600, 1349 WEST PEACHTREE STREET, ATLANTA, GA 30309 HAS MANAGED CSIF EQUITY SINCE SEPTEMBER 1998.

DANIEL W. BOONE, III, C.F.A. HEADS THE ATLANTA PORTFOLIO MANAGEMENT TEAM FOR CSIF EQUITY. HE IS A SENIOR PARTNER AND SENIOR INVESTMENT PROFESSIONAL FOR
ATLANTA CAPITAL. HE HAS BEEN WITH THE FIRM SINCE 1976. HE SPECIALIZES IN EQUITY PORTFOLIO MANAGEMENT AND RESEARCH. BEFORE JOINING THE FIRM, HE HELD POSITIONS WITH THE INTERNATIONAL FIRM OF LAZARD, FRERES IN NEW YORK, AND WELLINGTON MANAGEMENT COMPANY. MR. BOONE HAS EARNED A MBA FROM THE WHARTON SCHOOL OF UNIVERSITY OF PENNSYLVANIA, WHERE HE GRADUATED WITH DISTINCTION, AND A B.A. FROM DAVIDSON COLLEGE.

MURRAY JOHNSTONE INTERNATIONAL, LTD, 875 NORTH MICHIGAN AVE., SUITE 3415, CHICAGO, IL 60611. THE FIRM HAS MANAGED CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND SINCE ITS INCEPTION.
ANDREW PRESTON HEADS THE PORTFOLIO MANAGEMENT TEAM FOR INTERNATIONAL EQUITY. HE JOINED MURRAY JOHNSTONE INTERNATIONAL IN 1985, AND HAS HELD POSITIONS AS INVESTMENT ANALYST IN THE UNITED KINGDOM AND U.S. DEPARTMENT, AND FUND MANAGER IN THE JAPANESE DEPARTMENT. HE WAS APPOINTED DIRECTOR OF THE COMPANY IN 1993. PRIOR TO JOINING MURRAY JOHNSTONE, HE WAS A MEMBER OF THE AUSTRALIAN FOREIGN SERVICE AND ATTENDED UNIVERSITY IN AUSTRALIA AND JAPAN.

AWAD ASSET MANAGEMENT, INC. (AWAD); 250 PARK AVENUE, NEW YORK, NY 10177, A SUBSIDIARY OF RAYMOND JAMES & ASSOCIATES, HAS MANAGED THE NEW VISION SMALL CAP FUND SINCE 1997. THE FIRM SPECIALIZES IN THE MANAGEMENT OF SMALL-CAPITALIZATION GROWTH STOCKS. THEY EMPHASIZE A GROWTH-AT-A-REASONABLE-PRICE INVESTMENT PHILOSOPHY.

JAMES AWAD, PRESIDENT OF AWAD, FOUNDED THE FIRM IN 1992. HE HEADS THE PORTFOLIO MANAGEMENT TEAM FOR NEW VISION SMALL CAP. MR. AWAD HAS MORE THAN 30 YEARS EXPERIENCE IN THE INVESTMENT BUSINESS, HOLDING POSITIONS WITH FIRMS SUCH AS NEUBERGER & BERMAN AND FIRST INVESTORS CORPORATION.

EACH  OF  THE  FUNDS  HAS  OBTAINED  AN  EXEMPTIVE ORDER FROM THE SECURITIES AND
EXCHANGE COMMISSION TO PERMIT THE FUND, PURSUANT TO APPROVAL BY THE BOARD OF TRUSTEES/DIRECTORS, TO ENTER INTO AND MATERIALLY AMEND CONTRACTS WITH THE FUND'S SUBADVISOR WITHOUT SHAREHOLDER APPROVAL. SEE "INVESTMENT ADVISOR AND SUBADVISOR" IN THE SAI FOR FURTHER DETAILS.

ADVISORY  FEES
THE FOLLOWING TABLE SHOWS THE AGGREGATE ANNUAL ADVISORY FEE PAID TO CAMCO BY EACH FUND FOR THE MOST RECENT FISCAL YEAR AS A PERCENTAGE OF THAT FUND'S AVERAGE DAILY NET ASSETS.

     CSIF  BALANCED               0.42%
     CSIF  MANAGED  INDEX          0.50%  1
     CSIF  EQUITY               0.51%
     CSIF  BOND               0.43%
     CWVF  INTERNATIONAL  EQUITY          0.75%
     CAPITAL  ACCUMULATION          0.65%
     NEW  VISION  SMALL  CAP          0.75%
     CALVERT  INCOME               0.40%

1  CSIF  MANAGED  INDEX HAS A RECAPTURE PROVISION UNDER WHICH CAMCO MAY ELECT TO
RECAPTURE  FROM  THE  FUND  IN  A  LATER  YEAR ANY FEES CAMCO          WAIVES OR
EXPENSES  IT  ASSUMES,  SUBJECT  TO  CERTAIN  LIMITATIONS.

A  WORD  ABOUT  THE  YEAR  2000  (Y2K)  AND  OUR
COMPUTER  SYSTEMS

LIKE WITH OTHER MUTUAL FUNDS, CAMCO AND ITS SERVICE PROVIDERS USE COMPUTER SYSTEMS FOR ALL ASPECTS OF OUR BUSINESS-PROCESSING SHAREHOLDER AND FUND TRANSACTIONS, FUND ACCOUNTING, EXECUTING TRADES, AND PRICING SECURITIES JUST TO NAME A FEW. THE CONCERN HAS BEEN THAT MANY SOFTWARE PROGRAMS CANNOT DISTINGUISH BETWEEN THE YEAR 2000 AND THE YEAR 1900. THIS COULD CAUSE PROBLEMS WITH RETIREMENT PLAN DISTRIBUTIONS, DIVIDEND PAYMENT SOFTWARE, TRANSACTION SOFTWARE, AND NUMEROUS OTHER AREAS THAT IMPACT THE FUND. LEADING UP TO THIS YEAR, CALVERT GROUP HAS BEEN REVIEWING ALL OF ITS COMPUTER SYSTEMS FOR Y2K COMPLIANCE. ALTHOUGH, THUS FAR, THERE HAVE BEEN NO PROBLEMS CAUSED BY Y2K THAT COULD IMPACT THE FUND, THERE CAN BE NO ASSURANCE THAT THERE WILL BE NO FUTURE IMPACT. THE ADVISOR, THE UNDERWRITER, TRANSFER AGENT AND CUSTODIAN HAVE ADVISED THE FUND THAT THEY WILL CONTINUE TO ACTIVELY WORK ON ANY NECESSARY CHANGES TO THEIR COMPUTER SYSTEMS TO ADDRESS ANY ISSUES THAT MAY ARISE THROUGHOUT THE YEAR AND EXPECT THAT THEIR SYSTEMS, AND THOSE OF THEIR OUTSIDE SERVICE PROVIDERS, WILL BE ADAPTED ACCORDINGLY. FOR MORE INFORMATION, PLEASE VISIT OUR WEBSITE AT WWW.CALVERT.COM.

HOW  TO  OPEN  AN  ACCOUNT

COMPLETE AND SIGN AN APPLICATION FOR EACH NEW ACCOUNT.  BE SURE TO SPECIFY CLASS
I. ALL PURCHASES MUST BE MADE BY BANKWIRE IN U.S. DOLLARS. FOR MORE INFORMATION AND WIRE INSTRUCTIONS, CALL CALVERT GROUP AT 800-327-2109.

MINIMUM  TO  OPEN  AN  ACCOUNT  $1,000,000


IMPORTANT  -  HOW  SHARES  ARE  PRICED
THE PRICE OF SHARES IS BASED ON EACH FUND'S NET ASSET VALUE ("NAV"). NAV IS COMPUTED BY ADDING THE VALUE OF A FUND'S HOLDINGS PLUS OTHER ASSETS, SUBTRACTING LIABILITIES, AND THEN DIVIDING THE RESULT BY THE NUMBER OF SHARES OUTSTANDING. IF A FUND HAS MORE THAN ONE CLASS OF SHARES, THE NAV OF EACH CLASS WILL BE DIFFERENT, DEPENDING ON THE NUMBER OF SHARES OUTSTANDING FOR EACH CLASS.

PORTFOLIO SECURITIES AND OTHER ASSETS ARE VALUED BASED ON MARKET QUOTATIONS, EXCEPT THAT SECURITIES MATURING WITHIN 60 DAYS ARE VALUED AT AMORTIZED COST. IF MARKET QUOTATIONS ARE NOT READILY AVAILABLE, SECURITIES ARE VALUED BY A METHOD THAT THE FUND'S BOARD OF TRUSTEES/DIRECTORS BELIEVES ACCURATELY REFLECTS FAIR VALUE.

THE NAV IS CALCULATED AS OF THE CLOSE OF EACH BUSINESS DAY, WHICH COINCIDES WITH THE CLOSING OF THE REGULAR SESSION OF THE NEW YORK STOCK EXCHANGE ("NYSE") (NORMALLY 4 P.M. ET). EACH FUND IS OPEN FOR BUSINESS EACH DAY THE NYSE IS OPEN. PLEASE NOTE THAT THERE ARE SOME FEDERAL HOLIDAYS, HOWEVER, SUCH AS COLUMBUS DAY AND VETERAN'S DAY, WHEN THE NYSE IS OPEN AND THE FUND IS OPEN BUT PURCHASES CANNOT BE MADE DUE TO THE CLOSURE OF THE BANKING SYSTEM.

SOME FUNDS HOLD SECURITIES THAT ARE PRIMARILY LISTED ON FOREIGN EXCHANGES THAT TRADE ON DAYS WHEN THE NYSE IS CLOSED. THESE FUNDS DO NOT PRICE SHARES ON DAYS WHEN THE NYSE IS CLOSED, EVEN IF FOREIGN MARKETS MAY BE OPEN. AS A RESULT, THE VALUE OF THE FUND'S SHARES MAY CHANGE ON DAYS WHEN YOU WILL NOT BE ABLE TO BUY OR SELL YOUR SHARES.

WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED
YOUR PURCHASE WILL BE PROCESSED AT THE NEXT NAV CALCULATED AFTER YOUR ORDER IS RECEIVED IN GOOD ORDER. EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME OR TO REJECT ANY SPECIFIC PURCHASE ORDER. ALL PURCHASES WILL BE CONFIRMED AND CREDITED TO YOUR ACCOUNT IN FULL AND FRACTIONAL SHARES (ROUNDED TO THE NEAREST 1/1000TH OF A SHARE).

OTHER  CALVERT  GROUP  FEATURES

CALVERT  INFORMATION  NETWORK
FOR  24  HOUR  PERFORMANCE  AND  ACCOUNT  INFORMATION  CALL
800-368-2745  OR  VISIT  WWW.CALVERT.COM
YOU CAN OBTAIN CURRENT PERFORMANCE AND PRICING INFORMATION, VERIFY ACCOUNT BALANCES, AND AUTHORIZE CERTAIN TRANSACTIONS WITH THE CONVENIENCE OF ONE PHONE CALL, 24 HOURS A DAY.

TELEPHONE  TRANSACTIONS
YOU MAY PURCHASE, REDEEM, OR EXCHANGE SHARES AND WIRE FUNDS BY TELEPHONE IF YOU HAVE PRE-AUTHORIZED SERVICE INSTRUCTIONS. YOU RECEIVE TELEPHONE PRIVILEGES AUTOMATICALLY WHEN YOU OPEN YOUR ACCOUNT UNLESS YOU ELECT OTHERWISE. FOR OUR
MUTUAL PROTECTION, THE FUND, THE SHAREHOLDER SERVICING AGENT AND THEIR AFFILIATES USE PRECAUTIONS SUCH AS VERIFYING SHAREHOLDER IDENTITY AND RECORDING TELEPHONE CALLS TO CONFIRM INSTRUCTIONS GIVEN BY PHONE. A CONFIRMATION STATEMENT IS SENT FOR MOST TRANSACTIONS; PLEASE REVIEW THIS STATEMENT AND VERIFY THE ACCURACY OF YOUR TRANSACTION IMMEDIATELY.

EXCHANGES
CALVERT GROUP OFFERS A WIDE VARIETY OF INVESTMENT OPTIONS THAT INCLUDES COMMON STOCK FUNDS, TAX-EXEMPT AND CORPORATE BOND FUNDS, AND MONEY MARKET FUNDS (CALL YOUR BROKER OR CALVERT REPRESENTATIVE FOR MORE INFORMATION). WE MAKE IT EASY FOR YOU TO PURCHASE SHARES IN OTHER CALVERT FUNDS IF YOUR INVESTMENT GOALS CHANGE.

COMPLETE AND SIGN AN ACCOUNT APPLICATION, TAKING CARE TO REGISTER YOUR NEW ACCOUNT IN THE SAME NAME AND TAXPAYER IDENTIFICATION NUMBER AS YOUR EXISTING CALVERT ACCOUNT(S). EXCHANGE INSTRUCTIONS MAY THEN BE GIVEN BY TELEPHONE IF TELEPHONE REDEMPTIONS HAVE BEEN AUTHORIZED AND THE SHARES ARE NOT IN CERTIFICATE FORM.

BEFORE  YOU  MAKE  AN  EXCHANGE,  PLEASE  NOTE  THE  FOLLOWING:
EACH EXCHANGE REPRESENTS THE SALE OF SHARES OF ONE FUND AND THE PURCHASE OF SHARES OF ANOTHER. THEREFORE, YOU COULD REALIZE A TAXABLE GAIN OR LOSS.

SHARES  MAY  ONLY  BE  EXCHANGED  FOR  CLASS  I  SHARES OF ANOTHER CALVERT FUND.

EXCHANGE REQUESTS WILL NOT BE ACCEPTED ON ANY DAY CALVERT IS OPEN BUT THE FUND'S CUSTODIAN BANK IS CLOSED (E.G., COLUMBUS DAY AND VETERAN'S DAY); THESE EXCHANGE REQUESTS WILL BE PROCESSED THE NEXT DAY THE FUND'S CUSTODIAN BANK IS OPEN.

EACH FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF INVESTORS, EACH FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET-TIMING ACTIVITY.

EACH FUND RESERVES THE RIGHT TO TERMINATE OR MODIFY THE EXCHANGE PRIVILEGE WITH 60 DAYS' WRITTEN NOTICE.

ELECTRONIC  DELIVERY  OF  PROSPECTUSES  AND
SHAREHOLDER  REPORTS
YOU MAY REQUEST TO RECEIVE ELECTRONIC DELIVERY OF PROSPECTUSES AND ANNUAL AND SEMI ANNUAL REPORTS.

COMBINED  GENERAL  MAILINGS  (HOUSEHOLDING)
MULTIPLE ACCOUNTS WITH THE SAME SOCIAL SECURITY NUMBER WILL RECEIVE ONE MAILING PER HOUSEHOLD OF INFORMATION SUCH AS PROSPECTUSES AND SEMI-ANNUAL AND ANNUAL REPORTS. YOU MAY REQUEST FURTHER GROUPING OF ACCOUNTS TO RECEIVE FEWER MAILINGS. SEPARATE STATEMENTS WILL BE GENERATED FOR EACH SEPARATE ACCOUNT AND WILL BE MAILED IN ONE ENVELOPE FOR EACH COMBINATION ABOVE.

SPECIAL  SERVICES  AND  CHARGES
EACH FUND PAYS FOR SHAREHOLDER SERVICES BUT NOT FOR SPECIAL SERVICES THAT ARE REQUIRED BY A FEW SHAREHOLDERS, SUCH AS A REQUEST FOR A HISTORICAL TRANSCRIPT OF AN ACCOUNT. YOU MAY BE REQUIRED TO PAY A FEE FOR THESE SPECIAL SERVICES.


MINIMUM  ACCOUNT  BALANCE
PLEASE MAINTAIN A BALANCE IN EACH OF YOUR FUND ACCOUNTS OF AT LEAST $1,000,000 PER FUND. IF DUE TO REDEMPTIONS, THE ACCOUNT FALLS BELOW THE MINIMUM, YOUR ACCOUNT MAY BE CLOSED AND THE PROCEEDS MAILED TO THE ADDRESS OF RECORD. YOU WILL BE GIVEN A NOTICE THAT YOUR ACCOUNT IS BELOW THE MINIMUM AND WILL BE CLOSED, OR MOVED TO CLASS A (AT NAV) AFTER 30 DAYS IF THE BALANCE IS NOT BROUGHT UP TO THE REQUIRED MINIMUM AMOUNT.

DIVIDENDS,  CAPITAL  GAINS  AND  TAXES
EACH FUND PAYS DIVIDENDS FROM ITS NET INVESTMENT INCOME AS SHOWN BELOW. NET INVESTMENT INCOME CONSISTS OF INTEREST INCOME, NET SHORT-TERM CAPITAL GAINS, IF ANY, AND DIVIDENDS DECLARED AND ON INVESTMENTS, LESS EXPENSES. DISTRIBUTIONS OF NET SHORT-TERM CAPITAL GAINS (TREATED AS DIVIDENDS FOR TAX PURPOSES) AND NET LONG-TERM CAPITAL GAINS, IF ANY, ARE NORMALLY PAID ONCE A YEAR; HOWEVER, THE FUNDS DO NOT ANTICIPATE MAKING ANY SUCH DISTRIBUTIONS UNLESS AVAILABLE CAPITAL LOSS CARRYOVERS HAVE BEEN USED OR HAVE EXPIRED. DIVIDEND AND DISTRIBUTION PAYMENTS WILL VARY BETWEEN CLASSES.

     CSIF  BOND               PAID  MONTHLY
     CSIF  BALANCED               PAID  QUARTERLY
     CSIF  EQUITY               PAID  ANNUALLY
     CSIF  MANAGED  INDEX          PAID  ANNUALLY
     CWVF  INTERNATIONAL  EQUITY          PAID  ANNUALLY
     CAPITAL  ACCUMULATION          PAID  ANNUALLY
     NEW  VISION  SMALL  CAP          PAID  ANNUALLY
     CALVERT  INCOME               PAID  MONTHLY

DIVIDEND  PAYMENT  OPTIONS
DIVIDENDS AND ANY DISTRIBUTIONS ARE AUTOMATICALLY REINVESTED IN THE SAME FUND AT NAV, UNLESS YOU ELECT TO HAVE AMOUNTS OF $10 OR MORE PAID TO YOU BY WIRE TO A PREDESIGNATED BANK ACCOUNT. DIVIDENDS AND DISTRIBUTIONS FROM ANY CALVERT GROUP FUND MAY BE AUTOMATICALLY INVESTED IN AN IDENTICALLY REGISTERED ACCOUNT IN ANY OTHER CALVERT GROUP FUND AT NAV. IF REINVESTED IN THE SAME ACCOUNT, NEW SHARES WILL BE PURCHASED AT NAV ON THE REINVESTMENT DATE, WHICH IS GENERALLY 1 TO 3 DAYS PRIOR TO THE PAYMENT DATE. YOU MUST NOTIFY THE FUNDS IN WRITING TO CHANGE YOUR PAYMENT OPTIONS.

BUYING  A  DIVIDEND
AT THE TIME OF PURCHASE, THE SHARE PRICE OF EACH CLASS MAY REFLECT UNDISTRIBUTED INCOME, CAPITAL GAINS OR UNREALIZED APPRECIATION OF SECURITIES. ANY INCOME OR CAPITAL GAINS FROM THESE AMOUNTS WHICH ARE LATER DISTRIBUTED TO YOU ARE FULLY TAXABLE. ON THE RECORD DATE FOR A DISTRIBUTION, SHARE VALUE IS REDUCED BY THE AMOUNT OF THE DISTRIBUTION. IF YOU BUY SHARES JUST BEFORE THE RECORD DATE
("BUYING  A  DIVIDEND")  YOU  WILL  PAY  THE  FULL PRICE FOR THE SHARES AND THEN
RECEIVE  A  PORTION  OF  THE  PRICE  BACK  AS  A  TAXABLE  DISTRIBUTION.

FEDERAL  TAXES
IN JANUARY, EACH FUND WILL MAIL YOU FORM 1099-DIV INDICATING THE FEDERAL TAX STATUS OF DIVIDENDS AND ANY CAPITAL GAIN DISTRIBUTIONS PAID TO YOU DURING THE PAST YEAR. GENERALLY, DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE IN THE YEAR THEY ARE PAID.

HOWEVER, ANY DIVIDENDS AND DISTRIBUTIONS PAID IN JANUARY BUT DECLARED DURING THE PRIOR THREE MONTHS ARE TAXABLE IN THE YEAR DECLARED. DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE TO YOU REGARDLESS OF WHETHER THEY ARE TAKEN IN CASH OR REINVESTED. DIVIDENDS, INCLUDING SHORT-TERM CAPITAL GAINS, ARE TAXABLE AS ORDINARY INCOME. DISTRIBUTIONS FROM LONG-TERM CAPITAL GAINS ARE TAXABLE AS LONG-TERM CAPITAL GAINS, REGARDLESS OF HOW LONG YOU HAVE OWNED SHARES.

YOU MAY REALIZE A CAPITAL GAIN OR LOSS WHEN YOU SELL OR EXCHANGE SHARES. THIS CAPITAL GAIN OR LOSS WILL BE SHORT- OR LONG-TERM, DEPENDING ON HOW LONG YOU HAVE OWNED THE SHARES WHICH WERE SOLD. IN JANUARY, THESE FUNDS WILL MAIL YOU FORM 1099-B INDICATING THE TOTAL AMOUNT OF ALL SALES, INCLUDING EXCHANGES. YOU SHOULD KEEP YOUR ANNUAL YEAR-END ACCOUNT STATEMENTS TO DETERMINE THE COST (BASIS) OF THE SHARES TO REPORT ON YOUR TAX RETURNS.

OTHER  TAX  INFORMATION
IN ADDITION TO FEDERAL TAXES, YOU MAY BE SUBJECT TO STATE OR LOCAL TAXES ON YOUR INVESTMENT, DEPENDING ON THE LAWS IN YOUR AREA. YOU WILL BE NOTIFIED TO THE EXTENT, IF ANY, THAT DIVIDENDS REFLECT INTEREST RECEIVED FROM US GOVERNMENT
SECURITIES.  SUCH  DIVIDENDS  MAY  BE  EXEMPT  FROM  CERTAIN STATE INCOME TAXES.

TAXPAYER  IDENTIFICATION  NUMBER
IF WE DO NOT HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER ("TIN") AND A SIGNED CERTIFIED APPLICATION OR FORM W-9, FEDERAL LAW REQUIRES US TO WITHHOLD 31% OF YOUR REPORTABLE DIVIDENDS, AND POSSIBLY 31% OF CERTAIN REDEMPTIONS. IN ADDITION, YOU MAY BE SUBJECT TO A FINE BY THE INTERNAL REVENUE SERVICE. YOU WILL ALSO BE PROHIBITED FROM OPENING ANOTHER ACCOUNT BY EXCHANGE.
IF THIS TIN INFORMATION IS NOT RECEIVED WITHIN 60 DAYS AFTER YOUR ACCOUNT IS ESTABLISHED, YOUR ACCOUNT MAY BE REDEEMED (CLOSED) AT THE CURRENT NAV ON THE DATE OF REDEMPTION. CALVERT GROUP RESERVES THE RIGHT TO REJECT ANY NEW ACCOUNT OR ANY PURCHASE ORDER FOR FAILURE TO SUPPLY A CERTIFIED TIN.

HOW  TO  SELL  SHARES

YOU MAY REDEEM ALL OR A PORTION OF YOUR SHARES ON ANY DAY YOUR FUND IS OPEN FOR BUSINESS. YOUR SHARES WILL BE REDEEMED AT THE NEXT NAV CALCULATED AFTER YOUR REDEMPTION REQUEST IS RECEIVED AND ACCEPTED. THE PROCEEDS WILL NORMALLY BE SENT TO YOU ON THE NEXT BUSINESS DAY, BUT IF MAKING IMMEDIATE PAYMENT COULD ADVERSELY AFFECT YOUR FUND, IT MAY TAKE UP TO SEVEN (7) DAYS TO MAKE PAYMENT. THE FUNDS HAVE THE RIGHT TO REDEEM SHARES IN ASSETS OTHER THAN CASH FOR REDEMPTION AMOUNTS EXCEEDING, IN ANY 90-DAY PERIOD, $250,000 OR 1% OF THE NET ASSET VALUE OF THE AFFECTED FUND, WHICHEVER IS LESS. WHEN THE NYSE IS CLOSED (OR WHEN TRADING IS RESTRICTED) FOR ANY REASON OTHER THAN ITS CUSTOMARY WEEKEND OR HOLIDAY CLOSINGS, OR UNDER ANY EMERGENCY CIRCUMSTANCES AS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION, REDEMPTIONS MAY BE SUSPENDED OR PAYMENT DATES POSTPONED. PLEASE NOTE THAT THERE ARE SOME FEDERAL HOLIDAYS, HOWEVER, SUCH AS COLUMBUS DAY AND VETERANS' DAY, WHEN THE NYSE IS OPEN AND THE FUND IS OPEN BUT REDEMPTIONS CANNOT BE MAILED OR WIRED BECAUSE THE POST OFFICES AND BANKS ARE CLOSED.


FOLLOW THESE SUGGESTIONS TO ENSURE TIMELY PROCESSING OF YOUR REDEMPTION REQUEST:

BY  TELEPHONE  -  CALL  800-368-2745
YOU MAY REDEEM SHARES FROM YOUR ACCOUNT BY TELEPHONE AND HAVE YOUR MONEY WIRED TO AN ADDRESS OR BANK YOU HAVE PREVIOUSLY AUTHORIZED. CLASS I REDEMPTIONS MUST BE MADE BY WIRE.
IF YOU WANT THE MONEY TO BE WIRED TO A BANK NOT PREVIOUSLY AUTHORIZED, THEN A VOIDED BANK CHECK MUST BE PROVIDED. TO ADD INSTRUCTIONS TO WIRE TO A DESTINATION NOT PREVIOUSLY ESTABLISHED, OR IF YOU WOULD LIKE FUNDS SENT TO A DIFFERENT ADDRESS OR ANOTHER PERSON, YOUR LETTER MUST BE SIGNATURE GUARANTEED.


FINANCIAL  HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUNDS' FINANCIAL PERFORMANCE FOR THE PAST FIVE (5) FISCAL YEARS (OR IF SHORTER, THE PERIOD OF THE FUND'S OPERATIONS). THE FUNDS' FISCAL YEAR END IS SEPTEMBER 30. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE SHARE, BY FUND AND CLASS. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED (OR LOST) ON AN INVESTMENT IN A FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS), AND DOES NOT REFLECT ANY APPLICABLE FRONT- OR BACK-END SALES CHARGE. THIS INFORMATION HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS LLP WHOSE REPORT, ALONG WITH A FUND'S FINANCIAL STATEMENTS, ARE INCLUDED IN THE FUND'S ANNUAL REPORT, WHICH IS AVAILABLE UPON REQUEST.

Balanced Portfolio
Financial Highlights

                                                        Period Ended
                                                        September 30,
Class I Shares                                              1999###
Net asset value, beginning                                $32.52
Income from investment operations
   Net investment income                                     .52
   Net realized and unrealized gain (loss)                 (.35)
           Total from investment operations                  .17
Distributions from
         Net investment income                             (.56)
             Total distributions                           (.56)
Total increase (decrease) in net asset value               (.39)
Net asset value, ending                                  $32.13

Total return*                                             .52%
Ratios to average net assets:
     Net investment income                                 2.54% (a)
       Total expenses                                    74% (a)
       Expenses before offsets                           .74% (a)
       Net expenses                                      .73% (a)
Portfolio turnover                                       175%
Net assets, ending (in thousands)                       $13,458
Number of shares outstanding,
       ending (in thousands)                             419

Managed Index

                                                     Periods Ended
                                              September 30,  September 30,
Class I Shares
                                                     1999      1998 ##
Net asset value, beginning                          $13.54      $15.00
Income from investment operations
       Net investment income                           .11       .  04
       Net realized and unrealized gain (loss)        3.29       (1.50)
           Total from investment operations           3.40       (1.46)
Distributions from
        Net investment income                        (.05)         --
Total increase (decrease) in net asset value         3.35       (1.46)
Net asset value, ending                            $16.89      $13.54
Total return*                                       25.09%     (9.73%)
Ratios to average net assets:
               Net investment income                  .65%     54% (a)
              Total expenses                          .91%    1.03% (a)
              Expenses before offsets                 .81%     .81% (a)
              Net expenses                            .75%     .75% (a)
Portfolio turnover                                     56%      27%
Net assets, ending (in thousands)                   $18,652    $14,897
Number of shares outstanding,
              ending (in thousands)                 1,104       1,100


Capital Accumulation Portfolio
Financial Highlights

                                                   Period Ended
                                               September 30,
CLASS I SHARES                               1999^^
Net asset value, beginning                     $26.18
Income from investment operations
   Net investment income (loss)              (.08)
  Net realized and unrealized gain (loss)    (.11)
        Total from investment operations    (.19)
Total increase (decrease) in net asset value    (.19)
Net asset value, ending                         $25.99

Total return*                                   (.73%)
Ratios to average net assets:
   Net investment income (loss)              (.50) (a)
   Total expenses                            1.24% (a)
   Expenses before offsets                   .85% (a)
    Net expenses                               .80% (a)
Portfolio turnover                               88%
Net assets, ending (in thousands)                $2,547
Number of shares outstanding, ending (in thousands) 98

International Equity Portfolio
Financial Highlights

                                                     Period Ended
                                                     September 30,
Class I Shares                                       1999#
Net asset value, beginning                           $19.91
Income from investment operations
       Net investment income                         .15
       Net realized and unrealized gain (loss)       1.93
            Total from investment operations         2.08
Total increase (decrease) in net asset value         2.08
Net asset value, ending                              $21.99

Total return*                                        10.45%
Ratios to average net assets:
       Net investment income (loss)                  1.19% (a)
       Total expenses                                1.53% (a)
       Expenses before offsets                       1.09% (a)
        Net expenses                                 1.05% (a)
Portfolio turnover                                   82%
Net assets, ending (in thousands)                    $3,006
Number of shares outstanding,
        ending (in thousands)                        137

New Vision Small Cap Portfolio
Financial Highlights

                                                      Period Ended
                                                      September 30,
Class I Shares                                        1999^^
Net asset value, beginning                            $12.20
Income from investment operations
      Net investment income (loss)                    .03
      Net realized and unrealized gain (loss)          1.34
             Total from investment operations          1.37
Total increase (decrease) in net asset value           1.37
Net asset value, ending                              $13.57

Total return*                                        11.23%
Ratios to average net assets:
       Net investment income (loss)                  .36% (a)
       Total expenses                                 1.87% (a)
       Expenses before offsets                        .93% (a)
       Net expenses                                    .82% (a)
Portfolio turnover                                     68%
Net assets, ending (in thousands)                       $1,314
Number of shares outstanding, ending (in thousands)     97

TO  OPEN  AN  INSTITUTIONAL  (CLASS  I)  ACCOUNT:
800-327-2109


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CALVERT  INFORMATION  NETWORK
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SHAREHOLDERS  800-327-2109


TDD  FOR  HEARING-IMPAIRED:
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BETHESDA,  MD  20814


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PRINCIPAL  UNDERWRITER
CALVERT  DISTRIBUTORS,  INC.
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SUITE  1000N
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FOR INVESTORS WHO WANT MORE INFORMATION ABOUT THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: ADDITIONAL INFORMATION ABOUT EACH FUND'S INVESTMENTS IS AVAILABLE IN THE FUND'S ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. IN EACH FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR.

STATEMENT OF ADDITIONAL INFORMATION (SAI): THE SAI FOR EACH FUND PROVIDES MORE DETAILED INFORMATION ABOUT THE FUND AND IS INCORPORATED INTO THIS PROSPECTUS BY REFERENCE.

YOU  CAN  GET  FREE  COPIES  OF  REPORTS AND SAIS, REQUEST OTHER INFORMATION AND
DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING YOUR FINANCIAL PROFESSIONAL, OR THE FUNDS AT:



CALVERT  GROUP
4550  MONTGOMERY  AVE,  SUITE  1000N
BETHESDA,  MD  20814

TELEPHONE:  1-800-327-2109

CALVERT  GROUP  WEB-SITE
WWW.CALVERT.COM

YOU CAN REVIEW THE FUNDS' REPORTS AND SAIS AT THE PUBLIC REFERENCE ROOM OF THE SECURITIES AND EXCHANGE COMMISSION.
YOU  CAN  GET  TEXT-ONLY  COPIES:

FOR A FEE, BY WRITING TO OR CALLING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, WASHINGTON, D.C. 20549-0102. TELEPHONE: 202-942-8090.

FREE  FROM  THE  COMMISSION'S  INTERNET  WEBSITE  AT
WWW.SEC.GOV.

INVESTMENT  COMPANY  ACT  FILE:
NO.811-3334  (CSIF)
NO.811- 06563 (CWVF INTERNATIONAL EQUITY AND CAPITAL ACCUMULATION) NO.811- 3416 (NEW VISION AND CALVERT INCOME)

                         CALVERT SOCIAL INVESTMENT FUND
       (BALANCED, BOND, EQUITY, MONEY MARKET AND MANAGED INDEX PORTFOLIOS)
                4550 MONTGOMERY AVENUE, BETHESDA, MARYLAND 20814

                       STATEMENT OF ADDITIONAL INFORMATION
                                JANUARY 31, 2000

     NEW  ACCOUNT     (800)  368-2748     SHAREHOLDER
     INFORMATION:     (301)  951-4820     SERVICES:     (800)  368-2745
     BROKER     (800)  368-2746     TDD  FOR  THE  HEARING-
     SERVICES:     (301)  951-4850     IMPAIRED:     (800)  541-1524

     THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS NOT A PROSPECTUS. INVESTORS SHOULD READ THE STATEMENT OF ADDITIONAL INFORMATION IN CONJUNCTION WITH THE FUND'S PROSPECTUS, DATED JANUARY 31, 2000. THE FUND'S AUDITED FINANCIAL STATEMENTS INCLUDED IN ITS MOST RECENT ANNUAL REPORT TO SHAREHOLDERS, ARE EXPRESSLY INCORPORATED BY REFERENCE, AND MADE A PART OF THIS SAI. THE PROSPECTUS AND THE MOST RECENT SHAREHOLDER REPORT MAY BE OBTAINED FREE OF CHARGE BY WRITING THE FUND AT THE ABOVE ADDRESS OR CALLING THE FUND, OR BY VISITING OUR WEBSITE AT WWW.CALVERT.COM.


                                TABLE OF CONTENTS

     INVESTMENT  POLICIES  AND  RISKS     2
     INVESTMENT  RESTRICTIONS     8
     INVESTMENT  SELECTION  PROCESS     9
     DIVIDENDS,  DISTRIBUTIONS  AND  TAXES     10
     NET  ASSET  VALUE     11
     CALCULATION  OF  YIELD  AND  TOTAL  RETURN     13
     PURCHASE  AND  REDEMPTION  OF  SHARES     15
     ADVERTISING     16
     TRUSTEES,  OFFICERS  AND  ADVISORY  COUNCIL     16
     INVESTMENT  ADVISOR  AND  SUBADVISOR     19
     ADMINISTRATIVE  SERVICES  AGENT     21
     METHOD  OF  DISTRIBUTION     21
     TRANSFER  AND  SHAREHOLDER  SERVICING  AGENTS     24
     PORTFOLIO  TRANSACTIONS     24
     PERSONAL  SECURITIES  TRANSACTIONS     25
     INDEPENDENT  ACCOUNTANTS  AND  CUSTODIANS     26
     CONTROL  PERSONS  AND  PRINCIPAL  HOLDERS  OF  SECURITIES     26
     GENERAL  INFORMATION     26
     APPENDIX     27

                          INVESTMENT POLICIES AND RISKS
                          -----------------------------

FOREIGN  SECURITIES  (NOT  APPLICABLE  TO  MANAGED  INDEX  OR  MONEY  MARKET)
     INVESTMENTS IN FOREIGN SECURITIES MAY PRESENT RISKS NOT TYPICALLY INVOLVED IN DOMESTIC INVESTMENTS. THE PORTFOLIOS MAY PURCHASE FOREIGN SECURITIES DIRECTLY, ON FOREIGN MARKETS, OR THOSE REPRESENTED BY AMERICAN DEPOSITARY RECEIPTS ("ADRS"), OR OTHER RECEIPTS EVIDENCING OWNERSHIP OF FOREIGN SECURITIES, SUCH AS INTERNATIONAL DEPOSITORY RECEIPTS AND GLOBAL DEPOSITARY RECEIPTS. ADRS ARE US DOLLAR-DENOMINATED AND TRADED IN THE US ON EXCHANGES OR OVER THE COUNTER. BY INVESTING IN ADRS RATHER THAN DIRECTLY IN FOREIGN ISSUERS' STOCK, THE PORTFOLIOS MAY POSSIBLY AVOID SOME CURRENCY AND SOME LIQUIDITY RISKS. THE INFORMATION AVAILABLE FOR ADRS IS SUBJECT TO THE MORE UNIFORM AND MORE EXACTING ACCOUNTING, AUDITING AND FINANCIAL REPORTING STANDARDS OF THE DOMESTIC MARKET OR EXCHANGE ON WHICH THEY ARE TRADED.
     ADDITIONAL COSTS MAY BE INCURRED IN CONNECTION WITH INTERNATIONAL INVESTMENT SINCE FOREIGN BROKERAGE COMMISSIONS AND THE CUSTODIAL COSTS ASSOCIATED WITH MAINTAINING FOREIGN PORTFOLIO SECURITIES ARE GENERALLY HIGHER THAN IN THE UNITED STATES. FEE EXPENSE MAY ALSO BE INCURRED ON CURRENCY EXCHANGES WHEN THE PORTFOLIOS CHANGE INVESTMENTS FROM ONE COUNTRY TO ANOTHER OR CONVERT FOREIGN SECURITIES HOLDINGS INTO US DOLLARS.
     UNITED STATES GOVERNMENT POLICIES HAVE AT TIMES, IN THE PAST, THROUGH IMPOSITION OF INTEREST EQUALIZATION TAXES AND OTHER RESTRICTIONS, DISCOURAGED CERTAIN INVESTMENTS ABROAD BY UNITED STATES INVESTORS. IN ADDITION, FOREIGN COUNTRIES MAY IMPOSE WITHHOLDING AND TAXES ON DIVIDENDS AND INTEREST.
     INVESTING  IN  EMERGING  MARKETS  IN  PARTICULAR,  THOSE  COUNTRIES  WHOSE
ECONOMIES AND CAPITAL MARKETS ARE NOT AS DEVELOPED AS THOSE OF MORE INDUSTRIALIZED NATIONS, CARRIES ITS OWN SPECIAL RISKS. AMONG OTHER RISKS, THE ECONOMIES OF SUCH COUNTRIES MAY BE AFFECTED TO A GREATER EXTENT THAN IN OTHER
COUNTRIES BY PRICE FLUCTUATIONS OF A SINGLE COMMODITY, BY SEVERE CYCLICAL CLIMACTIC CONDITIONS, LACK OF SIGNIFICANT HISTORY IN OPERATING UNDER A
MARKET-ORIENTED ECONOMY, OR BY POLITICAL INSTABILITY, INCLUDING RISK OF EXPROPRIATION.
     SINCE INVESTMENTS IN SECURITIES OF ISSUERS DOMICILED IN FOREIGN COUNTRIES USUALLY INVOLVE CURRENCIES OF THE FOREIGN COUNTRIES, AND SINCE THE PORTFOLIOS MAY TEMPORARILY HOLD FUNDS IN FOREIGN CURRENCIES DURING THE COMPLETION OF INVESTMENT PROGRAMS, THE VALUE OF THE ASSETS OF THE PORTFOLIOS AS MEASURED IN UNITED STATES DOLLARS MAY BE AFFECTED FAVORABLY OR UNFAVORABLY BY CHANGES IN FOREIGN CURRENCY EXCHANGE RATES AND EXCHANGE CONTROL REGULATIONS. FOR EXAMPLE, IF THE VALUE OF THE FOREIGN CURRENCY IN WHICH A SECURITY IS DENOMINATED INCREASES OR DECLINES IN RELATION TO THE VALUE OF THE US DOLLAR, THE VALUE OF THE SECURITY IN US DOLLARS WILL INCREASE OR DECLINE CORRESPONDINGLY. THE PORTFOLIOS WILL CONDUCT THEIR FOREIGN CURRENCY EXCHANGE TRANSACTIONS EITHER ON A SPOT (I.E., CASH) BASIS AT THE SPOT RATE PREVAILING IN THE FOREIGN EXCHANGE MARKET, OR THROUGH ENTERING INTO FORWARD CONTRACTS TO PURCHASE OR SELL FOREIGN CURRENCIES. A FORWARD FOREIGN CURRENCY CONTRACT INVOLVES AN OBLIGATION TO PURCHASE OR SELL A SPECIFIC CURRENCY AT A FUTURE DATE WHICH MAY BE ANY FIXED NUMBER OF DAYS FROM THE DATE OF THE CONTRACT AGREED UPON BY THE PARTIES, AT A PRICE SET AT THE TIME OF THE CONTRACT. THESE CONTRACTS ARE TRADED IN THE INTERBANK MARKET CONDUCTED DIRECTLY BETWEEN CURRENCY TRADERS (USUALLY LARGE, COMMERCIAL BANKS) AND THEIR CUSTOMERS. A FORWARD FOREIGN CURRENCY CONTRACT GENERALLY HAS NO DEPOSIT REQUIREMENT, AND NO COMMISSIONS ARE CHARGED AT ANY STAGE FOR TRADES.
     THE PORTFOLIOS MAY ENTER INTO FORWARD FOREIGN CURRENCY CONTRACTS FOR TWO REASONS. FIRST, THE PORTFOLIOS MAY DESIRE TO PRESERVE THE UNITED STATES DOLLAR PRICE OF A SECURITY WHEN IT ENTERS INTO A CONTRACT FOR THE PURCHASE OR SALE OF A SECURITY DENOMINATED IN A FOREIGN CURRENCY. THE PORTFOLIOS MAY BE ABLE TO PROTECT THEMSELVES AGAINST POSSIBLE LOSSES RESULTING FROM CHANGES IN THE RELATIONSHIP BETWEEN THE UNITED STATES DOLLAR AND FOREIGN CURRENCIES DURING THE PERIOD BETWEEN THE DATE THE SECURITY IS PURCHASED OR SOLD AND THE DATE ON WHICH PAYMENT IS MADE OR RECEIVED BY ENTERING INTO A FORWARD CONTRACT FOR THE PURCHASE OR SALE, FOR A FIXED AMOUNT OF DOLLARS, OF THE AMOUNT OF THE FOREIGN CURRENCY INVOLVED IN THE UNDERLYING SECURITY TRANSACTIONS.
     SECOND, WHEN THE ADVISOR OR SUBADVISOR BELIEVES THAT THE CURRENCY OF A PARTICULAR FOREIGN COUNTRY MAY SUFFER A SUBSTANTIAL DECLINE AGAINST THE UNITED STATES DOLLAR, THE PORTFOLIOS ENTER INTO A FORWARD FOREIGN CURRENCY CONTRACT TO SELL, FOR A FIXED AMOUNT OF DOLLARS, THE AMOUNT OF FOREIGN CURRENCY APPROXIMATING THE VALUE OF SOME OR ALL OF THE PORTFOLIOS' SECURITIES DENOMINATED IN SUCH FOREIGN CURRENCY. THE PRECISE MATCHING OF THE FORWARD FOREIGN CURRENCY CONTRACT AMOUNTS AND THE VALUE OF THE PORTFOLIOS' SECURITIES INVOLVED WILL NOT GENERALLY BE POSSIBLE SINCE THE FUTURE VALUE OF THE SECURITIES WILL CHANGE AS A CONSEQUENCE OF MARKET MOVEMENTS BETWEEN THE DATE THE FORWARD CONTRACT IS ENTERED INTO AND THE DATE IT MATURES. THE PROJECTION OF SHORT-TERM CURRENCY MARKET MOVEMENT IS DIFFICULT, AND THE SUCCESSFUL EXECUTION OF THIS SHORT-TERM HEDGING
STRATEGY IS UNCERTAIN. ALTHOUGH FORWARD FOREIGN CURRENCY CONTRACTS TEND TO MINIMIZE THE RISK OF LOSS DUE TO A DECLINE IN THE VALUE OF THE HEDGED CURRENCY, AT THE SAME TIME THEY TEND TO LIMIT ANY POTENTIAL GAIN WHICH MIGHT RESULT SHOULD THE VALUE OF SUCH CURRENCY INCREASE. THE PORTFOLIOS DO NOT INTEND TO ENTER INTO SUCH FORWARD CONTRACTS UNDER THIS CIRCUMSTANCE ON A REGULAR OR CONTINUOUS BASIS.
     EUROCURRENCY CONVERSION RISK. EUROPEAN COUNTRIES THAT ARE MEMBERS OF THE EUROPEAN MONETARY UNION HAVE AGREED TO USE A COMMON CURRENCY UNIT, THE "EURO." CURRENTLY, EACH OF THESE COUNTRIES HAS ITS OWN CURRENCY UNIT. ALTHOUGH THE ADVISOR AND SUBADVISORS DO NOT ANTICIPATE ANY PROBLEMS IN CONVERSION FROM THE OLD CURRENCIES TO THE EURO, THERE MAY BE ISSUES INVOLVED IN SETTLEMENT, VALUATION, AND NUMEROUS OTHER AREAS THAT COULD IMPACT THE PORTFOLIOS. CALVERT HAS BEEN REVIEWING ALL OF ITS COMPUTER SYSTEMS FOR EUROCURRENCY CONVERSION COMPLIANCE. THERE CAN BE NO ASSURANCE THAT THERE WILL BE NO NEGATIVE IMPACT ON THE PORTFOLIOS, HOWEVER, THE ADVISOR, SUBADVISOR AND CUSTODIAN HAVE ADVISED THE PORTFOLIOS THAT THEY HAVE BEEN ACTIVELY WORKING ON ANY NECESSARY CHANGES TO THEIR COMPUTER SYSTEMS TO PREPARE FOR THE CONVERSION, AND EXPECT THAT THEIR SYSTEMS, AND THOSE OF THEIR OUTSIDE SERVICE PROVIDERS, WILL BE ADAPTED IN TIME FOR THAT EVENT.

FOREIGN  MONEY  MARKET  INSTRUMENTS
     THE MONEY MARKET PORTFOLIO MAY INVEST WITHOUT LIMITATION IN MONEY MARKET INSTRUMENTS OF BANKS, WHETHER FOREIGN OR DOMESTIC, INCLUDING OBLIGATIONS OF US BRANCHES OF FOREIGN BANKS ("YANKEE" INSTRUMENTS) AND OBLIGATIONS OF FOREIGN
BRANCHES OF US BANKS ("EURODOLLAR" INSTRUMENTS). ALL SUCH INSTRUMENTS MUST BE HIGH-QUALITY, US DOLLAR-DENOMINATED OBLIGATIONS. ALTHOUGH THESE INSTRUMENTS ARE NOT SUBJECT TO FOREIGN CURRENCY RISK SINCE THEY ARE US DOLLAR-DENOMINATED, INVESTMENTS IN FOREIGN MONEY MARKET INSTRUMENTS MAY INVOLVE RISKS THAT ARE DIFFERENT THAN INVESTMENTS IN SECURITIES OF US ISSUERS. SEE "FOREIGN SECURITIES" ABOVE.

TRACKING  THE  INDEX  -  MANAGED  INDEX  PORTFOLIO
     THE PROCESS USED BY THE PORTFOLIO TO ATTEMPT TO TRACK THE INDEX WITHIN ITS EXPECTED TRACKING ERROR LIMIT RELIES ON ASSESSING THE DIFFERENCE BETWEEN THE PORTFOLIO'S EXPOSURE TO FACTORS WHICH INFLUENCE RETURNS AND THE INDEX'S EXPOSURE TO THOSE SAME FACTORS. THE COMBINED VARIABILITY OF THESE FACTORS AND THE CORRELATION BETWEEN FACTORS ARE USED TO ESTIMATE THE RISK IN THE PORTFOLIO. THE EXTENT TO WHICH THE TOTAL RISK CHARACTERISTICS OF THE PORTFOLIO VARY FROM THAT OF THE INDEX IS ACTIVE RISK OR TRACKING ERROR.
THE PORTFOLIO'S ABILITY TO TRACK THE INDEX WILL BE MONITORED BY ANALYZING RETURNS TO ENSURE THAT THE RETURNS ARE REASONABLY CONSISTENT WITH INDEX RETURNS. BY REGRESSING PORTFOLIO RETURNS AGAINST INDEX RETURNS, THE ADVISOR CAN CALCULATE THE GOODNESS OF FIT, AS MEASURED BY THE COEFFICIENT OF DETERMINATION OR R -SQUARED. VALUES IN EXCESS OF 90% INDICATE A VERY HIGH DEGREE OF CORRELATION BETWEEN THE PORTFOLIO AND THE INDEX. THE PORTFOLIO WILL ALSO BE MONITORED TO ENSURE THOSE GENERAL CHARACTERISTICS, SUCH AS SECTOR EXPOSURES, CAPITALIZATION AND VALUATION CRITERIA, ARE RELATIVELY CONSISTENT OVER TIME.
ANY DEVIATIONS OF REALIZED RETURNS FROM THE INDEX WHICH ARE IN EXCESS OF THOSE EXPECTED WILL BE ANALYZED FOR SOURCES OF VARIANCE.

TEMPORARY  DEFENSIVE  POSITIONS
     FOR TEMPORARY DEFENSIVE PURPOSES - WHICH MAY INCLUDE A LACK OF ADEQUATE PURCHASE CANDIDATES OR AN UNFAVORABLE MARKET ENVIRONMENT - THE FUND MAY INVEST IN CASH OR CASH EQUIVALENTS. CASH EQUIVALENTS INCLUDE INSTRUMENTS SUCH AS, BUT NOT LIMITED TO, US GOVERNMENT AND AGENCY OBLIGATIONS, CERTIFICATES OF DEPOSIT, BANKER'S ACCEPTANCES, TIME DEPOSITS COMMERCIAL PAPER, SHORT-TERM CORPORATE DEBT SECURITIES, AND REPURCHASE AGREEMENTS.

REPURCHASE  AGREEMENTS
     THE FUND MAY PURCHASE DEBT SECURITIES SUBJECT TO REPURCHASE AGREEMENTS, WHICH ARE ARRANGEMENTS UNDER WHICH THE FUND BUYS A SECURITY, AND THE SELLER SIMULTANEOUSLY AGREES TO REPURCHASE THE SECURITY AT A SPECIFIED TIME AND PRICE REFLECTING A MARKET RATE OF INTEREST. THE FUND ENGAGES IN REPURCHASE AGREEMENTS IN ORDER TO EARN A HIGHER RATE OF RETURN THAN IT COULD EARN SIMPLY BY INVESTING IN THE OBLIGATION WHICH IS THE SUBJECT OF THE REPURCHASE AGREEMENT. REPURCHASE AGREEMENTS ARE NOT, HOWEVER, WITHOUT RISK. IN THE EVENT OF THE BANKRUPTCY OF A SELLER DURING THE TERM OF A REPURCHASE AGREEMENT, A LEGAL QUESTION EXISTS AS TO WHETHER THE FUND WOULD BE DEEMED THE OWNER OF THE UNDERLYING SECURITY OR WOULD BE DEEMED ONLY TO HAVE A SECURITY INTEREST IN AND LIEN UPON SUCH SECURITY. THE FUND WILL ONLY ENGAGE IN REPURCHASE AGREEMENTS WITH RECOGNIZED SECURITIES DEALERS AND BANKS DETERMINED TO PRESENT MINIMAL CREDIT RISK BY THE ADVISOR. IN ADDITION, THE FUND WILL ONLY ENGAGE IN REPURCHASE AGREEMENTS REASONABLY DESIGNED TO SECURE FULLY DURING THE TERM OF THE AGREEMENT THE SELLER'S OBLIGATION TO REPURCHASE THE UNDERLYING SECURITY AND WILL MONITOR THE MARKET VALUE OF THE UNDERLYING SECURITY DURING THE TERM OF THE AGREEMENT. IF THE VALUE OF THE
UNDERLYING SECURITY DECLINES AND IS NOT AT LEAST EQUAL TO THE REPURCHASE PRICE DUE THE FUND PURSUANT TO THE AGREEMENT, THE FUND WILL REQUIRE THE SELLER TO PLEDGE ADDITIONAL SECURITIES OR CASH TO SECURE THE SELLER'S OBLIGATIONS PURSUANT TO THE AGREEMENT. IF THE SELLER DEFAULTS ON ITS OBLIGATION TO REPURCHASE AND THE VALUE OF THE UNDERLYING SECURITY DECLINES, THE FUND MAY INCUR A LOSS AND MAY INCUR EXPENSES IN SELLING THE UNDERLYING SECURITY. REPURCHASE AGREEMENTS ARE ALWAYS FOR PERIODS OF LESS THAN ONE YEAR. REPURCHASE AGREEMENTS NOT TERMINABLE WITHIN SEVEN DAYS ARE CONSIDERED ILLIQUID.

REVERSE  REPURCHASE  AGREEMENTS
     THE FUND MAY ALSO ENGAGE IN REVERSE REPURCHASE AGREEMENTS. UNDER A REVERSE REPURCHASE AGREEMENT, THE FUND SELLS PORTFOLIO SECURITIES TO A BANK OR SECURITIES DEALER AND AGREES TO REPURCHASE THOSE SECURITIES FROM SUCH PARTY AT AN AGREED UPON DATE AND PRICE REFLECTING A MARKET RATE OF INTEREST. THE FUND INVESTS THE PROCEEDS FROM EACH REVERSE REPURCHASE AGREEMENT IN OBLIGATIONS IN WHICH IT IS AUTHORIZED TO INVEST. THE FUND INTENDS TO ENTER INTO A REVERSE REPURCHASE AGREEMENT ONLY WHEN THE INTEREST INCOME PROVIDED FOR IN THE
OBLIGATION IN WHICH THE FUND INVESTS THE PROCEEDS IS EXPECTED TO EXCEED THE AMOUNT THE FUND WILL PAY IN INTEREST TO THE OTHER PARTY TO THE AGREEMENT PLUS ALL COSTS ASSOCIATED WITH THE TRANSACTIONS. THE FUND DOES NOT INTEND TO BORROW FOR LEVERAGE PURPOSES. THE PORTFOLIOS WILL ONLY BE PERMITTED TO PLEDGE ASSETS TO THE EXTENT NECESSARY TO SECURE BORROWINGS AND REVERSE REPURCHASE AGREEMENTS.
     DURING THE TIME A REVERSE REPURCHASE AGREEMENT IS OUTSTANDING, THE FUND WILL MAINTAIN IN A SEGREGATED CUSTODIAL ACCOUNT AN AMOUNT OF CASH, US GOVERNMENT SECURITIES OR OTHER LIQUID, HIGH-QUALITY DEBT SECURITIES EQUAL IN VALUE TO THE REPURCHASE PRICE. THE FUND WILL MARK TO MARKET THE VALUE OF ASSETS HELD IN THE SEGREGATED ACCOUNT, AND WILL PLACE ADDITIONAL ASSETS IN THE ACCOUNT WHENEVER THE TOTAL VALUE OF THE ACCOUNT FALLS BELOW THE AMOUNT REQUIRED UNDER APPLICABLE REGULATIONS.
     THE FUND'S USE OF REVERSE REPURCHASE AGREEMENTS INVOLVES THE RISK THAT THE OTHER PARTY TO THE AGREEMENTS COULD BECOME SUBJECT TO BANKRUPTCY OR LIQUIDATION PROCEEDINGS DURING THE PERIOD THE AGREEMENTS ARE OUTSTANDING. IN SUCH EVENT, THE FUND MAY NOT BE ABLE TO REPURCHASE THE SECURITIES IT HAS SOLD TO THAT OTHER PARTY. UNDER THOSE CIRCUMSTANCES, IF AT THE EXPIRATION OF THE AGREEMENT SUCH SECURITIES ARE OF GREATER VALUE THAN THE PROCEEDS OBTAINED BY THE FUND UNDER THE AGREEMENTS, THE FUND MAY HAVE BEEN BETTER OFF HAD IT NOT ENTERED INTO THE AGREEMENT. HOWEVER, THE FUND WILL ENTER INTO REVERSE REPURCHASE AGREEMENTS ONLY WITH BANKS AND DEALERS WHICH THE ADVISOR BELIEVES PRESENT MINIMAL CREDIT RISKS UNDER GUIDELINES ADOPTED BY THE FUND'S BOARD OF TRUSTEES. IN ADDITION, THE FUND BEARS THE RISK THAT THE MARKET VALUE OF THE SECURITIES IT SOLD MAY DECLINE BELOW THE AGREED-UPON REPURCHASE PRICE, IN WHICH CASE THE DEALER MAY REQUEST THE FUND TO POST ADDITIONAL COLLATERAL.

NON-INVESTMENT  GRADE  DEBT  SECURITIES
     NON-INVESTMENT GRADE DEBT SECURITIES ARE LOWER QUALITY DEBT SECURITIES (GENERALLY THOSE RATED BB OR LOWER BY S&P OR BA OR LOWER BY MOODY'S, KNOWN AS "JUNK BONDS." THESE SECURITIES HAVE MODERATE TO POOR PROTECTION OF PRINCIPAL AND INTEREST PAYMENTS AND HAVE SPECULATIVE CHARACTERISTICS. (SEE APPENDIX FOR A DESCRIPTION OF THE RATINGS.) THESE SECURITIES INVOLVE GREATER RISK OF DEFAULT OR PRICE DECLINES DUE TO CHANGES IN THE ISSUER'S CREDITWORTHINESS THAN INVESTMENT-GRADE DEBT SECURITIES. BECAUSE THE MARKET FOR LOWER-RATED SECURITIES MAY BE THINNER AND LESS ACTIVE THAN FOR HIGHER-RATED SECURITIES, THERE MAY BE MARKET PRICE VOLATILITY FOR THESE SECURITIES AND LIMITED LIQUIDITY IN THE RESALE MARKET. MARKET PRICES FOR THESE SECURITIES MAY DECLINE SIGNIFICANTLY IN PERIODS OF GENERAL ECONOMIC DIFFICULTY OR RISING INTEREST RATES. UNRATED DEBT SECURITIES MAY FALL INTO THE LOWER QUALITY CATEGORY. UNRATED SECURITIES USUALLY ARE NOT ATTRACTIVE TO AS MANY BUYERS AS RATED SECURITIES ARE, WHICH MAY MAKE THEM LESS MARKETABLE.
     THE QUALITY LIMITATION SET FORTH IN THE FUND'S INVESTMENT POLICY IS DETERMINED IMMEDIATELY AFTER THE FUND'S ACQUISITION OF A GIVEN SECURITY. ACCORDINGLY, ANY LATER CHANGE IN RATINGS WILL NOT BE CONSIDERED WHEN DETERMINING WHETHER AN INVESTMENT COMPLIES WITH THE FUND'S INVESTMENT POLICY.
     WHEN PURCHASING NON-INVESTMENT GRADE DEBT SECURITIES, RATED OR UNRATED, THE ADVISORS PREPARE THEIR OWN CAREFUL CREDIT ANALYSIS TO ATTEMPT TO IDENTIFY THOSE ISSUERS WHOSE FINANCIAL CONDITION IS ADEQUATE TO MEET FUTURE OBLIGATIONS OR IS EXPECTED TO BE ADEQUATE IN THE FUTURE. THROUGH PORTFOLIO DIVERSIFICATION AND CREDIT ANALYSIS, INVESTMENT RISK CAN BE REDUCED, ALTHOUGH THERE CAN BE NO ASSURANCE THAT LOSSES WILL NOT OCCUR.

DERIVATIVES
     THE FUND CAN USE VARIOUS TECHNIQUES TO INCREASE OR DECREASE ITS EXPOSURE TO CHANGING SECURITY PRICES, INTEREST RATES, OR OTHER FACTORS THAT AFFECT SECURITY VALUES. THESE TECHNIQUES MAY INVOLVE DERIVATIVE TRANSACTIONS SUCH AS BUYING AND SELLING OPTIONS AND FUTURES CONTRACTS AND LEVERAGED NOTES, ENTERING INTO SWAP AGREEMENTS, AND PURCHASING INDEXED SECURITIES. THE FUND CAN USE THESE PRACTICES EITHER AS SUBSTITUTION OR AS PROTECTION AGAINST AN ADVERSE MOVE IN THE FUND TO ADJUST THE RISK AND RETURN CHARACTERISTICS OF THE FUND. IF THE ADVISOR AND/OR SUBADVISOR JUDGES MARKET CONDITIONS INCORRECTLY OR EMPLOYS A STRATEGY THAT DOES NOT CORRELATE WELL WITH A FUND'S INVESTMENTS, OR IF THE COUNTERPARTY TO THE TRANSACTION DOES NOT PERFORM AS PROMISED, THESE TECHNIQUES COULD RESULT IN A LOSS. THESE TECHNIQUES MAY INCREASE THE VOLATILITY OF A FUND AND MAY INVOLVE A SMALL INVESTMENT OF CASH RELATIVE TO THE MAGNITUDE OF THE RISK ASSUMED. DERIVATIVES ARE OFTEN ILLIQUID.

OPTIONS  AND  FUTURES  CONTRACTS  (NOT  APPLICABLE  TO  MONEY  MARKET)
     THE PORTFOLIOS MAY, IN PURSUIT OF THEIR RESPECTIVE INVESTMENT OBJECTIVES, PURCHASE PUT AND CALL OPTIONS AND ENGAGE IN THE WRITING OF COVERED CALL OPTIONS AND SECURED PUT OPTIONS ON SECURITIES WHICH MEET THE FUND'S SOCIAL CRITERIA, AND EMPLOY A VARIETY OF OTHER INVESTMENT TECHNIQUES. SPECIFICALLY, THESE PORTFOLIOS MAY ALSO ENGAGE IN THE PURCHASE AND SALE OF STOCK INDEX FUTURE CONTRACTS, FOREIGN CURRENCY FUTURES CONTRACTS, INTEREST RATE FUTURES CONTRACTS, AND OPTIONS ON SUCH FUTURES, AS DESCRIBED MORE FULLY BELOW.
     THESE PORTFOLIOS MAY ENGAGE IN SUCH TRANSACTIONS ONLY TO HEDGE THE EXISTING POSITIONS IN THE RESPECTIVE PORTFOLIOS (OR FOR MANAGED INDEX, FOR LIQUIDITY OR TO HEDGE CASH EXPOSURE). THEY WILL NOT ENGAGE IN SUCH TRANSACTIONS FOR THE PURPOSES OF SPECULATION OR LEVERAGE. SUCH INVESTMENT POLICIES AND TECHNIQUES MAY INVOLVE A GREATER DEGREE OF RISK THAN THOSE INHERENT IN MORE CONSERVATIVE INVESTMENT APPROACHES.
     THESE PORTFOLIOS MAY WRITE "COVERED OPTIONS" ON SECURITIES IN STANDARD CONTRACTS TRADED ON NATIONAL SECURITIES EXCHANGES. THESE PORTFOLIOS MAY WRITE SUCH OPTIONS IN ORDER TO RECEIVE THE PREMIUMS FROM OPTIONS THAT EXPIRE AND TO SEEK NET GAINS FROM CLOSING PURCHASE TRANSACTIONS WITH RESPECT TO SUCH OPTIONS.

PUT AND CALL OPTIONS. THESE PORTFOLIOS MAY PURCHASE PUT AND CALL OPTIONS, IN STANDARD CONTRACTS TRADED ON NATIONAL SECURITIES EXCHANGES, ON SECURITIES OF ISSUERS WHICH MEET THE FUND'S SOCIAL CRITERIA. THESE PORTFOLIOS WILL PURCHASE SUCH OPTIONS ONLY TO HEDGE AGAINST CHANGES IN THE VALUE OF SECURITIES THE PORTFOLIOS HOLD AND NOT FOR THE PURPOSES OF SPECULATION OR LEVERAGE. BY BUYING A PUT, A PORTFOLIO HAS THE RIGHT TO SELL THE SECURITY AT THE EXERCISE PRICE, THUS LIMITING ITS RISK OF LOSS THROUGH A DECLINE IN THE MARKET VALUE OF THE SECURITY UNTIL THE PUT EXPIRES. THE AMOUNT OF ANY APPRECIATION IN THE VALUE OF THE UNDERLYING SECURITY WILL BE PARTIALLY OFFSET BY THE AMOUNT OF THE PREMIUM PAID FOR THE PUT OPTION AND ANY RELATED TRANSACTION COSTS. PRIOR TO ITS EXPIRATION, A PUT OPTION MAY BE SOLD IN A CLOSING SALE TRANSACTION AND ANY PROFIT OR LOSS FROM THE SALE WILL DEPEND ON WHETHER THE AMOUNT RECEIVED IS MORE OR LESS THAN THE PREMIUM PAID FOR THE PUT OPTION PLUS THE RELATED TRANSACTION COSTS.
     THESE PORTFOLIOS MAY PURCHASE CALL OPTIONS ON SECURITIES WHICH THEY MAY INTEND TO PURCHASE AND WHICH MEET THE FUND'S SOCIAL CRITERIA. SUCH TRANSACTIONS MAY BE ENTERED INTO IN ORDER TO LIMIT THE RISK OF A SUBSTANTIAL INCREASE IN THE MARKET PRICE OF THE SECURITY WHICH THE PORTFOLIOS INTENDS TO PURCHASE. PRIOR TO ITS EXPIRATION, A CALL OPTION MAY BE SOLD IN A CLOSING SALE TRANSACTION. ANY PROFIT OR LOSS FROM SUCH A SALE WILL DEPEND ON WHETHER THE AMOUNT RECEIVED IS MORE OR LESS THAN THE PREMIUM PAID FOR THE CALL OPTION PLUS THE RELATED TRANSACTION COSTS.

COVERED OPTIONS. THESE PORTFOLIOS MAY WRITE ONLY COVERED OPTIONS ON EQUITY AND DEBT SECURITIES IN STANDARD CONTRACTS TRADED ON NATIONAL SECURITIES EXCHANGES. THIS MEANS THAT, IN THE CASE OF CALL OPTIONS, SO LONG AS A PORTFOLIO IS OBLIGATED AS THE WRITER OF A CALL OPTION, THAT PORTFOLIO WILL OWN THE UNDERLYING SECURITY SUBJECT TO THE OPTION AND, IN THE CASE OF PUT OPTIONS, THAT PORTFOLIO WILL, THROUGH ITS CUSTODIAN, DEPOSIT AND MAINTAIN EITHER CASH OR SECURITIES WITH A MARKET VALUE EQUAL TO OR GREATER THAN THE EXERCISE PRICE OF THE OPTION.
     WHEN A PORTFOLIO WRITES A COVERED CALL OPTION, THE PORTFOLIO GIVES THE PURCHASER THE RIGHT TO PURCHASE THE SECURITY AT THE CALL OPTION PRICE AT ANY TIME DURING THE LIFE OF THE OPTION. AS THE WRITER OF THE OPTION, THE PORTFOLIO RECEIVES A PREMIUM, LESS A COMMISSION, AND IN EXCHANGE FOREGOES THE OPPORTUNITY TO PROFIT FROM ANY INCREASE IN THE MARKET VALUE OF THE SECURITY EXCEEDING THE CALL OPTION PRICE. THE PREMIUM SERVES TO MITIGATE THE EFFECT OF ANY DEPRECIATION IN THE MARKET VALUE OF THE SECURITY. WRITING COVERED CALL OPTIONS CAN INCREASE THE INCOME OF THE PORTFOLIO AND THUS REDUCE DECLINES IN THE NET ASSET VALUE PER SHARE OF THE PORTFOLIO IF SECURITIES COVERED BY SUCH OPTIONS DECLINE IN VALUE. EXERCISE OF A CALL OPTION BY THE PURCHASER HOWEVER WILL CAUSE THE PORTFOLIO TO FOREGO FUTURE APPRECIATION OF THE SECURITIES COVERED BY THE OPTION.
     WHEN A PORTFOLIO WRITES A COVERED PUT OPTION, IT WILL GAIN A PROFIT IN THE AMOUNT OF THE PREMIUM, LESS A COMMISSION, SO LONG AS THE PRICE OF THE UNDERLYING SECURITY REMAINS ABOVE THE EXERCISE PRICE. HOWEVER, THE PORTFOLIO REMAINS OBLIGATED TO PURCHASE THE UNDERLYING SECURITY FROM THE BUYER OF THE PUT OPTION (USUALLY IN THE EVENT THE PRICE OF THE SECURITY FALLS BELOW THE EXERCISE PRICE) AT ANY TIME DURING THE OPTION PERIOD. IF THE PRICE OF THE UNDERLYING SECURITY FALLS BELOW THE EXERCISE PRICE, THE PORTFOLIO MAY REALIZE A LOSS IN THE AMOUNT OF THE DIFFERENCE BETWEEN THE EXERCISE PRICE AND THE SALE PRICE OF THE SECURITY, LESS THE PREMIUM RECEIVED.
     THESE PORTFOLIOS MAY PURCHASE SECURITIES WHICH MAY BE COVERED WITH CALL OPTIONS SOLELY ON THE BASIS OF CONSIDERATIONS CONSISTENT WITH THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND AND THE AFFECTED PORTFOLIO. THE PORTFOLIO'S TURNOVER MAY INCREASE THROUGH THE EXERCISE OF A CALL OPTION; THIS WILL GENERALLY OCCUR IF THE MARKET VALUE OF A "COVERED" SECURITY INCREASES AND THE PORTFOLIO HAS NOT ENTERED INTO A CLOSING PURCHASE TRANSACTION.
     RISKS RELATED TO OPTIONS TRANSACTIONS. THE PORTFOLIOS CAN CLOSE OUT THEIR RESPECTIVE POSITIONS IN EXCHANGE-TRADED OPTIONS ONLY ON AN EXCHANGE WHICH PROVIDES A SECONDARY MARKET IN SUCH OPTIONS. ALTHOUGH THESE PORTFOLIOS INTEND TO ACQUIRE AND WRITE ONLY SUCH EXCHANGE-TRADED OPTIONS FOR WHICH AN ACTIVE SECONDARY MARKET APPEARS TO EXIST, THERE CAN BE NO ASSURANCE THAT SUCH A MARKET WILL EXIST FOR ANY PARTICULAR OPTION CONTRACT AT ANY PARTICULAR TIME. THIS MIGHT PREVENT THE PORTFOLIOS FROM CLOSING AN OPTIONS POSITION, WHICH COULD IMPAIR THE PORTFOLIOS' ABILITY TO HEDGE EFFECTIVELY. THE INABILITY TO CLOSE OUT A CALL POSITION MAY HAVE AN ADVERSE EFFECT ON LIQUIDITY BECAUSE THE PORTFOLIO MAY BE REQUIRED TO HOLD THE SECURITIES UNDERLYING THE OPTION UNTIL THE OPTION EXPIRES OR IS EXERCISED.

FUTURES TRANSACTIONS. THESE PORTFOLIOS MAY PURCHASE AND SELL FUTURES CONTRACTS, BUT ONLY WHEN, IN THE JUDGMENT OF THE ADVISOR, SUCH A POSITION ACTS AS A HEDGE AGAINST MARKET CHANGES WHICH WOULD ADVERSELY AFFECT THE SECURITIES HELD BY THE PORTFOLIOS. THESE FUTURES CONTRACTS MAY INCLUDE, BUT ARE NOT LIMITED TO, MARKET INDEX FUTURES CONTRACTS AND FUTURES CONTRACTS BASED ON US GOVERNMENT OBLIGATIONS.
     A FUTURES CONTRACT IS AN AGREEMENT BETWEEN TWO PARTIES TO BUY AND SELL A SECURITY ON A FUTURE DATE WHICH HAS THE EFFECT OF ESTABLISHING THE CURRENT PRICE FOR THE SECURITY. ALTHOUGH FUTURES CONTRACTS BY THEIR TERMS REQUIRE ACTUAL DELIVERY AND ACCEPTANCE OF SECURITIES, IN MOST CASES THE CONTRACTS ARE CLOSED OUT BEFORE THE SETTLEMENT DATE WITHOUT THE MAKING OR TAKING OF DELIVERY OF SECURITIES. UPON BUYING OR SELLING A FUTURES CONTRACT, THE PORTFOLIO DEPOSITS INITIAL MARGIN WITH ITS CUSTODIAN, AND THEREAFTER DAILY PAYMENTS OF MAINTENANCE MARGIN ARE MADE TO AND FROM THE EXECUTING BROKER. PAYMENTS OF MAINTENANCE MARGIN REFLECT CHANGES IN THE VALUE OF THE FUTURES CONTRACT, WITH THE PORTFOLIO BEING OBLIGATED TO MAKE SUCH PAYMENTS IF ITS FUTURES POSITION BECOMES LESS VALUABLE AND ENTITLED TO RECEIVE SUCH PAYMENTS IF ITS POSITIONS BECOME MORE VALUABLE.
     THESE PORTFOLIOS MAY ONLY INVEST IN FUTURES CONTRACTS TO HEDGE THEIR RESPECTIVE EXISTING INVESTMENT POSITIONS AND NOT FOR INCOME ENHANCEMENT, SPECULATION OR LEVERAGE PURPOSES. ALTHOUGH SOME OF THE SECURITIES UNDERLYING A FUTURES CONTRACT MAY NOT NECESSARILY MEET THE FUND'S SOCIAL CRITERIA, ANY SUCH HEDGE POSITION TAKEN BY THESE PORTFOLIOS WILL NOT CONSTITUTE A DIRECT OWNERSHIP INTEREST IN THE UNDERLYING SECURITIES.
     FUTURES CONTRACTS ARE DESIGNED BY BOARDS OF TRADE WHICH ARE DESIGNATED "CONTRACTS MARKETS" BY THE COMMODITY FUTURES TRADING COMMISSION ("CFTC"). AS SERIES OF A REGISTERED INVESTMENT COMPANY, THE PORTFOLIOS ARE ELIGIBLE FOR EXCLUSION FROM THE CFTC'S DEFINITION OF "COMMODITY POOL OPERATOR," MEANING THAT THE PORTFOLIOS MAY INVEST IN FUTURES CONTRACTS UNDER SPECIFIED CONDITIONS WITHOUT REGISTERING WITH THE CFTC. FUTURES CONTRACTS TRADE ON CONTRACTS MARKETS IN A MANNER THAT IS SIMILAR TO THE WAY A STOCK TRADES ON A STOCK EXCHANGE AND THE BOARDS OF TRADE, THROUGH THEIR CLEARING CORPORATIONS, GUARANTEE PERFORMANCE OF THE CONTRACTS.

OPTIONS ON FUTURES CONTRACTS. THESE PORTFOLIOS MAY PURCHASE AND WRITE PUT OR CALL OPTIONS AND SELL CALL OPTIONS ON FUTURES CONTRACTS IN WHICH A PORTFOLIO COULD OTHERWISE INVEST AND WHICH ARE TRADED ON A US EXCHANGE OR BOARD OF TRADE. THE PORTFOLIOS MAY ALSO ENTER INTO CLOSING TRANSACTIONS WITH RESPECT TO SUCH OPTIONS TO TERMINATE AN EXISTING POSITION; THAT IS, TO SELL A PUT OPTION ALREADY OWNED AND TO BUY A CALL OPTION TO CLOSE A POSITION WHERE THE PORTFOLIO HAS ALREADY SOLD A CORRESPONDING CALL OPTION.
     THE PORTFOLIOS MAY ONLY INVEST IN OPTIONS ON FUTURES CONTRACTS TO HEDGE THEIR RESPECTIVE EXISTING INVESTMENT POSITIONS AND NOT FOR INCOME ENHANCEMENT, SPECULATION OR LEVERAGE PURPOSES. ALTHOUGH SOME OF THE SECURITIES UNDERLYING THE FUTURES CONTRACT UNDERLYING THE OPTION MAY NOT NECESSARILY MEET THE FUND'S SOCIAL CRITERIA, ANY SUCH HEDGE POSITION TAKEN BY THESE PORTFOLIOS WILL NOT CONSTITUTE A DIRECT OWNERSHIP INTEREST IN THE UNDERLYING SECURITIES.
     AN OPTION ON A FUTURES CONTRACT GIVES THE PURCHASER THE RIGHT, IN RETURN FOR THE PREMIUM PAID, TO ASSUME A POSITION IN A FUTURES CONTRACT-A LONG POSITION IF THE OPTION IS A CALL AND A SHORT POSITION IF THE OPTION IS A PUT-AT A SPECIFIED EXERCISE PRICE AT ANY TIME DURING THE PERIOD OF THE OPTION. THE PORTFOLIOS WILL PAY A PREMIUM FOR SUCH OPTIONS PURCHASED OR SOLD. IN CONNECTION WITH SUCH OPTIONS BOUGHT OR SOLD, THE PORTFOLIOS WILL MAKE INITIAL MARGIN DEPOSITS AND MAKE OR RECEIVE MAINTENANCE MARGIN PAYMENTS WHICH REFLECT CHANGES IN THE MARKET VALUE OF SUCH OPTIONS. THIS ARRANGEMENT IS SIMILAR TO THE MARGIN ARRANGEMENTS APPLICABLE TO FUTURES CONTRACTS DESCRIBED ABOVE.

PUT OPTIONS ON FUTURES CONTRACTS. THE PURCHASE OF PUT OPTIONS ON FUTURES CONTRACTS IS ANALOGOUS TO THE SALE OF FUTURES CONTRACTS AND IS USED TO PROTECT THE PORTFOLIOS AGAINST THE RISK OF DECLINING PRICES. THESE PORTFOLIOS MAY PURCHASE PUT OPTIONS AND SELL PUT OPTIONS ON FUTURES CONTRACTS THAT ARE ALREADY OWNED BY THAT PORTFOLIO. THE PORTFOLIOS WILL ONLY ENGAGE IN THE PURCHASE OF PUT OPTIONS AND THE SALE OF COVERED PUT OPTIONS ON MARKET INDEX FUTURES FOR HEDGING PURPOSES.

CALL OPTIONS ON FUTURES CONTRACTS. THE SALE OF CALL OPTIONS ON FUTURES CONTRACTS IS ANALOGOUS TO THE SALE OF FUTURES CONTRACTS AND IS USED TO PROTECT THE PORTFOLIOS AGAINST THE RISK OF DECLINING PRICES. THE PURCHASE OF CALL OPTIONS ON FUTURES CONTRACTS IS ANALOGOUS TO THE PURCHASE OF A FUTURES CONTRACT. THESE PORTFOLIOS MAY ONLY BUY CALL OPTIONS TO CLOSE AN EXISTING POSITION WHERE THE PORTFOLIO HAS ALREADY SOLD A CORRESPONDING CALL OPTION, OR FOR A CASH HEDGE. THE PORTFOLIOS WILL ONLY ENGAGE IN THE SALE OF CALL OPTIONS AND THE PURCHASE OF CALL OPTIONS TO COVER FOR HEDGING PURPOSES.

WRITING CALL OPTIONS ON FUTURES CONTRACTS. THE WRITING OF CALL OPTIONS ON FUTURES CONTRACTS CONSTITUTES A PARTIAL HEDGE AGAINST DECLINING PRICES OF THE SECURITIES DELIVERABLE UPON EXERCISE OF THE FUTURES CONTRACT. IF THE FUTURES CONTRACT PRICE AT EXPIRATION IS BELOW THE EXERCISE PRICE, THE PORTFOLIOS WILL RETAIN THE FULL AMOUNT OF THE OPTION PREMIUM WHICH PROVIDES A PARTIAL HEDGE AGAINST ANY DECLINE THAT MAY HAVE OCCURRED IN THE PORTFOLIO'S SECURITIES HOLDINGS.

RISKS OF OPTIONS AND FUTURES CONTRACTS. IF ONE OF THESE PORTFOLIOS HAS SOLD FUTURES OR TAKES OPTIONS POSITIONS TO HEDGE ITS PORTFOLIO AGAINST DECLINE IN THE MARKET AND THE MARKET LATER ADVANCES, THE PORTFOLIO MAY SUFFER A LOSS ON THE FUTURES CONTRACTS OR OPTIONS WHICH IT WOULD NOT HAVE EXPERIENCED IF IT HAD NOT HEDGED. CORRELATION IS ALSO IMPERFECT BETWEEN MOVEMENTS IN THE PRICES OF FUTURES CONTRACTS AND MOVEMENTS IN PRICES OF THE SECURITIES WHICH ARE THE SUBJECT OF THE HEDGE. THUS THE PRICE OF THE FUTURES CONTRACT OR OPTION MAY MOVE MORE THAN OR LESS THAN THE PRICE OF THE SECURITIES BEING HEDGED. WHERE A PORTFOLIO HAS SOLD FUTURES OR TAKEN OPTIONS POSITIONS TO HEDGE AGAINST DECLINE IN THE MARKET, THE MARKET MAY ADVANCE AND THE VALUE OF THE SECURITIES HELD IN THE PORTFOLIO MAY DECLINE. IF THIS WERE TO OCCUR, THE PORTFOLIO MIGHT LOSE MONEY ON THE FUTURES CONTRACTS OR OPTIONS AND ALSO EXPERIENCE A DECLINE IN THE VALUE OF ITS PORTFOLIO SECURITIES. HOWEVER, ALTHOUGH THIS MIGHT OCCUR FOR A BRIEF PERIOD OR TO A SLIGHT DEGREE, THE VALUE OF A DIVERSIFIED PORTFOLIO WILL TEND TO MOVE IN THE DIRECTION OF THE MARKET GENERALLY.
     THE PORTFOLIOS CAN CLOSE OUT FUTURES POSITIONS ONLY ON AN EXCHANGE OR BOARD OF TRADE WHICH PROVIDES A SECONDARY MARKET IN SUCH FUTURES. ALTHOUGH THE PORTFOLIOS INTEND TO PURCHASE OR SELL ONLY SUCH FUTURES FOR WHICH AN ACTIVE SECONDARY MARKET APPEARS TO EXIST, THERE CAN BE NO ASSURANCE THAT SUCH A MARKET WILL EXIST FOR ANY PARTICULAR FUTURES CONTRACT AT ANY PARTICULAR TIME. THIS MIGHT PREVENT THE PORTFOLIOS FROM CLOSING A FUTURES POSITION, WHICH COULD REQUIRE A PORTFOLIO TO MAKE DAILY CASH PAYMENTS WITH RESPECT TO ITS POSITION IN THE EVENT OF ADVERSE PRICE MOVEMENTS.
     OPTIONS ON FUTURES TRANSACTIONS BEAR SEVERAL RISKS APART FROM THOSE INHERENT IN OPTIONS TRANSACTIONS GENERALLY. THE PORTFOLIOS' ABILITY TO CLOSE OUT THEIR OPTIONS POSITIONS IN FUTURES CONTRACTS WILL DEPEND UPON WHETHER AN ACTIVE SECONDARY MARKET FOR SUCH OPTIONS DEVELOPS AND IS IN EXISTENCE AT THE TIME THE PORTFOLIOS SEEK TO CLOSE THEIR POSITIONS. THERE CAN BE NO ASSURANCE THAT SUCH A MARKET WILL DEVELOP OR EXIST. THEREFORE, THE PORTFOLIOS MIGHT BE REQUIRED TO EXERCISE THE OPTIONS TO REALIZE ANY PROFIT.

LENDING  PORTFOLIO  SECURITIES
     THE PORTFOLIOS MAY LEND ITS SECURITIES TO MEMBER FIRMS OF THE NEW YORK STOCK EXCHANGE AND COMMERCIAL BANKS WITH ASSETS OF ONE BILLION DOLLARS OR MORE. ANY SUCH LOANS MUST BE SECURED CONTINUOUSLY IN THE FORM OF CASH OR CASH EQUIVALENTS SUCH AS US TREASURY BILLS. THE AMOUNT OF THE COLLATERAL MUST ON A CURRENT BASIS EQUAL OR EXCEED THE MARKET VALUE OF THE LOANED SECURITIES, AND THE PORTFOLIOS MUST BE ABLE TO TERMINATE SUCH LOANS UPON NOTICE AT ANY TIME. THE PORTFOLIOS WILL EXERCISE THEIR RIGHT TO TERMINATE A SECURITIES LOAN IN ORDER TO PRESERVE THEIR RIGHT TO VOTE UPON MATTERS OF IMPORTANCE AFFECTING HOLDERS OF THE SECURITIES.
THE ADVANTAGE OF SUCH LOANS IS THAT THE PORTFOLIOS CONTINUE TO RECEIVE THE EQUIVALENT OF THE INTEREST EARNED OR DIVIDENDS PAID BY THE ISSUERS ON THE LOANED SECURITIES WHILE AT THE SAME TIME EARNING INTEREST ON THE CASH OR EQUIVALENT
COLLATERAL WHICH MAY BE INVESTED IN ACCORDANCE WITH THE PORTFOLIOS' INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS.
     SECURITIES LOANS ARE USUALLY MADE TO BROKER-DEALERS AND OTHER FINANCIAL INSTITUTIONS TO FACILITATE THEIR DELIVERY OF SUCH SECURITIES. AS WITH ANY EXTENSION OF CREDIT, THERE MAY BE RISKS OF DELAY IN RECOVERY AND POSSIBLY LOSS OF RIGHTS IN THE LOANED SECURITIES SHOULD THE BORROWER OF THE LOANED SECURITIES FAIL FINANCIALLY. HOWEVER, THE PORTFOLIOS WILL MAKE LOANS OF THEIR SECURITIES ONLY TO THOSE FIRMS THE ADVISOR OR SUBADVISOR DEEMS CREDITWORTHY AND ONLY ON TERMS THE ADVISOR BELIEVES SHOULD COMPENSATE FOR SUCH RISK. ON TERMINATION OF THE LOAN, THE BORROWER IS OBLIGATED TO RETURN THE SECURITIES TO THE PORTFOLIO. THE PORTFOLIO WILL RECOGNIZE ANY GAIN OR LOSS IN THE MARKET VALUE OF THE SECURITIES DURING THE LOAN PERIOD. THE PORTFOLIO MAY PAY REASONABLE CUSTODIAL FEES IN CONNECTION WITH THE LOAN.

                             INVESTMENT RESTRICTIONS
                             -----------------------

FUNDAMENTAL  INVESTMENT  RESTRICTIONS
     EACH PORTFOLIO HAS ADOPTED THE FOLLOWING FUNDAMENTAL INVESTMENT RESTRICTIONS. THESE RESTRICTIONS CANNOT BE CHANGED WITHOUT THE APPROVAL OF THE HOLDERS OF A MAJORITY OF THE OUTSTANDING SHARES OF THE AFFECTED PORTFOLIO.

(1)  CSIF  MONEY MARKET, BALANCED, EQUITY, AND MANAGED INDEX: EACH PORTFOLIO MAY
NOT MAKE ANY INVESTMENT INCONSISTENT WITH ITS CLASSIFICATION AS A DIVERSIFIED INVESTMENT COMPANY UNDER THE 1940 ACT; AND CSIF BOND: CSIF BOND PORTFOLIO MAY NOT MAKE ANY INVESTMENT INCONSISTENT WITH ITS CLASSIFICATION AS A NONDIVERSIFIED INVESTMENT COMPANY UNDER THE 1940 ACT.
(2) NO PORTFOLIO MAY CONCENTRATE ITS INVESTMENTS IN THE SECURITIES OF ISSUERS PRIMARILY ENGAGED IN ANY PARTICULAR INDUSTRY (OTHER THAN SECURITIES ISSUED OR GUARANTEED BY THE US GOVERNMENT OR ITS AGENCIES OR INSTRUMENTALITIES AND REPURCHASE AGREEMENTS SECURED THEREBY), OR, FOR CSIF MONEY MARKET, DOMESTIC BANK MONEY MARKET INSTRUMENTS.
(3) NO PORTFOLIO MAY ISSUE SENIOR SECURITIES OR BORROW MONEY, EXCEPT FROM BANKS FOR TEMPORARY OR EMERGENCY PURPOSES AND THEN ONLY IN AN AMOUNT UP TO 33 1/3% OF THE VALUE OF A PORTFOLIO'S TOTAL ASSETS OR AS PERMITTED BY LAW AND EXCEPT BY ENGAGING IN REVERSE REPURCHASE AGREEMENTS, WHERE ALLOWED. IN ORDER TO SECURE ANY PERMITTED BORROWINGS AND REVERSE REPURCHASE AGREEMENTS UNDER THIS SECTION, THE AFFECTED PORTFOLIO MAY PLEDGE, MORTGAGE OR HYPOTHECATE ITS ASSETS.
(4) NO PORTFOLIO MAY UNDERWRITE THE SECURITIES OF OTHER ISSUERS, EXCEPT AS ALLOWED BY LAW OR TO THE EXTENT THAT THE PURCHASE OF OBLIGATIONS IN ACCORDANCE WITH A PORTFOLIO'S INVESTMENT OBJECTIVE AND POLICIES, EITHER DIRECTLY FROM THE ISSUER, OR FROM AN UNDERWRITER FOR AN ISSUER, MAY BE DEEMED AN UNDERWRITING.
(5) NO PORTFOLIO MAY INVEST DIRECTLY IN COMMODITIES OR REAL ESTATE, ALTHOUGH A PORTFOLIO MAY INVEST IN SECURITIES WHICH ARE SECURED BY REAL ESTATE OR REAL ESTATE MORTGAGES AND SECURITIES OF ISSUERS WHICH INVEST OR DEAL IN COMMODITIES, COMMODITY FUTURES, REAL ESTATE OR REAL ESTATE MORTGAGES.
(6) NO PORTFOLIO MAY MAKE LOANS, OTHER THAN THROUGH THE PURCHASE OF MONEY MARKET INSTRUMENTS AND REPURCHASE AGREEMENTS OR BY THE PURCHASE OF BONDS, DEBENTURES OR OTHER DEBT SECURITIES, OR AS PERMITTED BY LAW. THE PURCHASE OF ALL OR A PORTION OF AN ISSUE OF PUBLICLY OR PRIVATELY DISTRIBUTED DEBT OBLIGATIONS IN ACCORDANCE WITH A PORTFOLIO'S INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS, SHALL NOT CONSTITUTE THE MAKING OF A LOAN.

NONFUNDAMENTAL  INVESTMENT  RESTRICTIONS
     THE BOARD OF TRUSTEES HAS ADOPTED THE FOLLOWING NONFUNDAMENTAL INVESTMENT RESTRICTIONS. A NONFUNDAMENTAL INVESTMENT RESTRICTION CAN BE CHANGED BY THE BOARD AT ANY TIME WITHOUT A SHAREHOLDER VOTE.

MONEY  MARKET  PORTFOLIO  MAY  NOT:
(1) PURCHASE THE OBLIGATIONS OF FOREIGN ISSUERS (EXCEPT FOREIGN MONEY MARKET INSTRUMENTS THAT ARE US DOLLAR DENOMINATED).
(2)  PURCHASE  ILLIQUID  SECURITIES  IF  MORE  THAN  10%  OF  THE  VALUE  OF THE
PORTFOLIO'S  NET  ASSETS  WOULD  BE  INVESTED  IN  SUCH  SECURITIES.
(3)  MAKE  SHORT  SALES  OF  SECURITIES  OR  PURCHASE  ANY SECURITIES ON MARGIN.
(4)  WRITE,  PURCHASE  OR  SELL  PUTS,  CALLS  OR  COMBINATIONS  THEREOF.
(5) ENTER INTO REVERSE REPURCHASE AGREEMENTS IF THE AGGREGATE PROCEEDS FROM OUTSTANDING REVERSE REPURCHASE AGREEMENTS, WHEN ADDED TO OTHER OUTSTANDING BORROWINGS PERMITTED BY THE 1940 ACT, WOULD EXCEED 33 1/3% OF ITS TOTAL ASSETS. CSIF MONEY MARKET DOES NOT INTEND TO MAKE ANY PURCHASES OF SECURITIES IF BORROWING EXCEEDS 5% OF ITS TOTAL ASSETS.

BALANCED,  EQUITY,  AND  BOND  PORTFOLIOS  MAY  NOT:
(1) PURCHASE THE OBLIGATIONS OF FOREIGN ISSUERS IF, AS A RESULT, SUCH SECURITIES WOULD EXCEED 25% OF THE VALUE OF THE PORTFOLIO'S ASSETS.
(2)  PURCHASE  ILLIQUID  SECURITIES  IF  MORE  THAN  15%  OF  THE  VALUE OF THAT
PORTFOLIO'S  NET  ASSETS  WOULD  BE  INVESTED  IN  SUCH  SECURITIES.
(3) MAKE SHORT SALES OF SECURITIES OR PURCHASE ANY SECURITIES ON MARGIN EXCEPT AS PROVIDED WITH RESPECT TO OPTIONS, FUTURES CONTRACTS, AND OPTIONS ON FUTURES CONTRACTS.
(4) ENTER INTO A FUTURES CONTRACT OR AN OPTION ON A FUTURES CONTRACT IF THE AGGREGATE INITIAL MARGINS AND PREMIUMS REQUIRED TO ESTABLISH THESE POSITIONS WOULD EXCEED 5% OF THE PORTFOLIO'S NET ASSETS.
(5) ENTER INTO REVERSE REPURCHASE AGREEMENTS IF THE AGGREGATE PROCEEDS FROM OUTSTANDING REVERSE REPURCHASE AGREEMENTS, WHEN ADDED TO OTHER OUTSTANDING BORROWINGS PERMITTED BY THE 1940 ACT, WOULD EXCEED 33 1/3% OF A PORTFOLIO'S TOTAL ASSETS. NO PORTFOLIO INTENDS TO MAKE ANY PURCHASES OF SECURITIES IF
BORROWING  EXCEEDS  5%  OF  ITS  TOTAL  ASSETS.
(6) PURCHASE A PUT OR CALL OPTION ON A SECURITY (INCLUDING A STRADDLE OR SPREAD) IF THE VALUE OF THAT OPTION PREMIUM, WHEN AGGREGATED WITH THE PREMIUMS ON ALL OTHER OPTIONS ON SECURITIES HELD BY THE PORTFOLIO, WOULD EXCEED 5% OF THE PORTFOLIO'S TOTAL ASSETS.

INDEX  PORTFOLIO  MAY  NOT:
(1)  PURCHASE  THE  OBLIGATIONS  OF  FOREIGN  ISSUERS.
(2)  PURCHASE  ILLIQUID  SECURITIES  IF  MORE  THAN  15%  OF  THE  VALUE  OF THE
PORTFOLIO'S  NET  ASSETS  WOULD  BE  INVESTED  IN  SUCH  SECURITIES.
(3)  PURCHASE  DEBT  SECURITIES  (OTHER  THAN  MONEY  MARKET  INSTRUMENTS).
(4) ENTER INTO A FUTURES CONTRACT OR AN OPTION ON A FUTURES CONTRACT IF THE AGGREGATE INITIAL MARGINS AND PREMIUMS REQUIRED TO ESTABLISH THESE POSITIONS WOULD EXCEED 5% OF THE PORTFOLIO'S NET ASSETS.
(5) MAKE SHORT SALES OF SECURITIES OR PURCHASE ANY SECURITIES ON MARGIN EXCEPT AS PROVIDED WITH RESPECT TO OPTIONS, FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS.
(6) PURCHASE A PUT OR CALL OPTION ON A SECURITY (INCLUDING A STRADDLE OR SPREAD) IF THE VALUE OF THAT OPTION PREMIUM, WHEN AGGREGATED WITH THE PREMIUMS ON ALL OTHER OPTIONS ON SECURITIES HELD BY THE PORTFOLIO, WOULD EXCEED 5% OF THE PORTFOLIO'S TOTAL ASSETS.
(7) ENTER INTO REVERSE REPURCHASE AGREEMENTS IF THE AGGREGATE PROCEEDS FROM OUTSTANDING REVERSE REPURCHASE AGREEMENTS, WHEN ADDED TO OTHER OUTSTANDING BORROWINGS PERMITTED BY THE 1940 ACT, WOULD EXCEED 33 1/3% OF THE PORTFOLIO'S TOTAL ASSETS. THE PORTFOLIO DOES NOT INTEND TO MAKE ANY PURCHASES OF SECURITIES IF BORROWING EXCEEDS 5% OF ITS TOTAL ASSETS.

     ANY INVESTMENT RESTRICTION WHICH INVOLVES A MAXIMUM PERCENTAGE OF SECURITIES OR ASSETS SHALL NOT BE CONSIDERED TO BE VIOLATED UNLESS AN EXCESS OVER THE APPLICABLE PERCENTAGE OCCURS IMMEDIATELY AFTER AN ACQUISITION OF SECURITIES OR UTILIZATION OF ASSETS AND RESULTS THEREFROM.

                          INVESTMENT SELECTION PROCESS
                          ----------------------------

     INVESTMENTS  IN  THE  FUND  ARE  SELECTED  ON THE BASIS OF THEIR ABILITY TO
CONTRIBUTE TO THE DUAL OBJECTIVE OF THE FUND, (I.E., THOSE THAT SATISFY THE FUND'S INVESTMENT AND SOCIAL CRITERIA). THE FUND HAS DEVELOPED A NUMBER OF TECHNIQUES FOR EVALUATING THE PERFORMANCE OF ISSUERS IN EACH OF THESE AREAS. THE PRIMARY SOURCES OF INFORMATION ARE REPORTS PUBLISHED BY THE ISSUERS THEMSELVES, THE REPORTS OF PUBLIC AGENCIES, AND THE REPORTS OF GROUPS WHICH MONITOR PERFORMANCE IN PARTICULAR AREAS. THESE SOURCES OF INFORMATION ARE SOMETIMES
AUGMENTED WITH DIRECT INTERVIEWS OR WRITTEN QUESTIONNAIRES ADDRESSED TO THE ISSUERS. IT SHOULD BE RECOGNIZED, HOWEVER, THAT THERE ARE FEW GENERALLY ACCEPTED MEASURES BY WHICH ACHIEVEMENT IN THESE AREAS CAN BE READILY DISTINGUISHED; THEREFORE, THE DEVELOPMENT OF SUITABLE MEASUREMENT TECHNIQUES IS LARGELY WITHIN THE DISCRETION AND JUDGMENT OF THE ADVISORS OF THE FUND.
     CANDIDATES FOR INCLUSION IN ANY PARTICULAR CLASS OF ASSETS ARE THEN EXAMINED ACCORDING TO THE SOCIAL CRITERIA. ISSUERS ARE CLASSIFIED INTO THREE CATEGORIES OF SUITABILITY UNDER THE SOCIAL CRITERIA. IN THE FIRST CATEGORY ARE THOSE ISSUERS, WHICH EXHIBIT UNUSUAL POSITIVE ACCOMPLISHMENT WITH RESPECT TO SOME OF THE CRITERIA AND DO NOT FAIL TO MEET MINIMUM STANDARDS WITH RESPECT TO THE REMAINING CRITERIA. TO THE GREATEST EXTENT POSSIBLE, INVESTMENT SELECTIONS ARE MADE FROM THIS GROUP. IN THE SECOND CATEGORY ARE THOSE ISSUERS, WHICH MEET MINIMUM STANDARDS WITH RESPECT TO ALL THE CRITERIA BUT DO NOT EXHIBIT OUTSTANDING ACCOMPLISHMENT WITH RESPECT TO ANY CRITERION. THIS CATEGORY INCLUDES ISSUERS WHICH MAY LACK AN AFFIRMATIVE RECORD OF ACCOMPLISHMENT IN THESE AREAS BUT WHICH ARE NOT KNOWN BY ADVISORS TO VIOLATE ANY OF THE SOCIAL CRITERIA. THE THIRD CATEGORY UNDER THE SOCIAL CRITERIA CONSISTS OF ISSUERS WHO FLAGRANTLY VIOLATE, OR HAVE VIOLATED, ONE OR MORE OF THOSE VALUES, FOR EXAMPLE, A COMPANY, WHICH REPEATEDLY ENGAGES IN UNFAIR LABOR PRACTICES. THE FUND WILL NOT KNOWINGLY PURCHASE THE SECURITIES OF ISSUERS IN THIS THIRD CATEGORY.
     IT SHOULD BE NOTED THAT THE FUND'S SOCIAL CRITERIA TEND TO LIMIT THE AVAILABILITY OF INVESTMENT OPPORTUNITIES MORE THAN IS CUSTOMARY WITH OTHER INVESTMENT COMPANIES. THE ADVISORS OF THE FUND, HOWEVER, BELIEVE THAT WITHIN THE FIRST AND SECOND CATEGORIES THERE ARE SUFFICIENT INVESTMENT OPPORTUNITIES TO PERMIT FULL INVESTMENT AMONG ISSUERS, WHICH SATISFY THE FUND'S SOCIAL INVESTMENT OBJECTIVE.
     TO THE GREATEST EXTENT POSSIBLE, THE ADVISORS APPLY THE SAME SOCIAL CRITERIA TO THE PURCHASE OF NON-EQUITY SECURITIES AS IT APPLIES TO EQUITY INVESTMENTS. WITH RESPECT TO GOVERNMENT SECURITIES, THE MONEY MARKET PORTFOLIO INVESTS PRIMARILY IN DEBT OBLIGATIONS ISSUED OR GUARANTEED BY AGENCIES OR INSTRUMENTALITIES OF THE FEDERAL GOVERNMENT WHOSE PURPOSES FURTHER OR ARE COMPATIBLE WITH THE FUND'S SOCIAL CRITERIA, SUCH AS OBLIGATIONS OF THE BANK FOR COOPERATIVES AND THE STUDENT LOAN MARKETING ASSOCIATION, RATHER THAN GENERAL OBLIGATIONS OF THE FEDERAL GOVERNMENT, SUCH AS TREASURY SECURITIES. BANK CERTIFICATES OF DEPOSIT, COMMERCIAL PAPER, REPURCHASE AGREEMENTS, AND CORPORATE BONDS ARE JUDGED IN THE SAME WAY AS A PROSPECTIVE PURCHASE OF THE BANK'S OR ISSUING COMPANY'S COMMON STOCK.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES
                       ----------------------------------

     THE FUNDS INTEND TO CONTINUE TO QUALIFY AS REGULATED INVESTMENT COMPANIES UNDER SUBCHAPTER M OF THE INTERNAL REVENUE CODE. IF FOR ANY REASON THE FUND SHOULD FAIL TO QUALIFY, IT WOULD BE TAXED AS A CORPORATION AT THE FUND LEVEL,
RATHER  THAN  PASSING  THROUGH  ITS  INCOME  AND  GAINS  TO  SHAREHOLDERS.
     DISTRIBUTIONS OF REALIZED NET CAPITAL GAINS, IF ANY, ARE NORMALLY PAID ONCE A YEAR; HOWEVER, THE FUND DOES NOT INTEND TO MAKE ANY SUCH DISTRIBUTIONS UNLESS AVAILABLE CAPITAL LOSS CARRYOVERS, IF ANY, HAVE BEEN USED OR HAVE EXPIRED. CAPITAL LOSS CARRYFORWARDS AS OF SEPTEMBER 30, 1999, FOR THE MONEY MARKET PORTFOLIO WAS $6,959, BALANCED PORTFOLIO WAS $0, BOND PORTFOLIO WAS $0, EQUITY
PORTFOLIO  WAS  $0,  AND  MANAGED  INDEX  PORTFOLIO  WAS  $492,447.
     GENERALLY, DIVIDENDS (INCLUDING SHORT-TERM CAPITAL GAINS) AND DISTRIBUTIONS ARE TAXABLE TO THE SHAREHOLDER IN THE YEAR THEY ARE PAID. HOWEVER, ANY DIVIDENDS AND DISTRIBUTIONS PAID IN JANUARY BUT DECLARED DURING THE PRIOR THREE MONTHS ARE TAXABLE IN THE YEAR DECLARED.
     THE FUND IS REQUIRED TO WITHHOLD 31% OF ANY REPORTABLE DIVIDENDS AND LONG-TERM CAPITAL GAIN DISTRIBUTIONS PAID AND 31% OF EACH REPORTABLE REDEMPTION TRANSACTION OCCURRING IN THE BALANCED, EQUITY, BOND, AND MANAGED INDEX PORTFOLIOS IF: (A) THE SHAREHOLDER'S SOCIAL SECURITY NUMBER OR OTHER TAXPAYER IDENTIFICATION NUMBER ("TIN") IS NOT PROVIDED OR AN OBVIOUSLY INCORRECT TIN IS PROVIDED; (B) THE SHAREHOLDER DOES NOT CERTIFY UNDER PENALTIES OF PERJURY THAT THE TIN PROVIDED IS THE SHAREHOLDER'S CORRECT TIN AND THAT THE SHAREHOLDER IS NOT SUBJECT TO BACKUP WITHHOLDING UNDER SECTION 3406(A)(1)(C) OF THE INTERNAL REVENUE CODE BECAUSE OF UNDERREPORTING (HOWEVER, FAILURE TO PROVIDE CERTIFICATION AS TO THE APPLICATION OF SECTION 3406(A)(1)(C) WILL RESULT ONLY IN BACKUP WITHHOLDING ON DIVIDENDS, NOT ON REDEMPTIONS); OR (C) THE FUND IS NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT THE TIN PROVIDED BY THE SHAREHOLDER IS INCORRECT OR THAT THERE HAS BEEN UNDERREPORTING OF INTEREST OR DIVIDENDS BY THE SHAREHOLDER. AFFECTED SHAREHOLDERS WILL RECEIVE STATEMENTS AT LEAST ANNUALLY SPECIFYING THE AMOUNT WITHHELD.
     IN ADDITION, THE FUND IS REQUIRED TO REPORT TO THE INTERNAL REVENUE SERVICE THE FOLLOWING INFORMATION WITH RESPECT TO EACH REDEMPTION TRANSACTION OCCURRING IN THE FUND (NOT APPLICABLE TO MONEY MARKET PORTFOLIO): (A) THE SHAREHOLDER'S NAME, ADDRESS, ACCOUNT NUMBER AND TAXPAYER IDENTIFICATION NUMBER; (B) THE TOTAL DOLLAR VALUE OF THE REDEMPTIONS; AND (C) THE FUND'S IDENTIFYING CUSIP NUMBER.
     CERTAIN SHAREHOLDERS ARE, HOWEVER, EXEMPT FROM THE BACKUP WITHHOLDING AND BROKER REPORTING REQUIREMENTS. EXEMPT SHAREHOLDERS INCLUDE: CORPORATIONS; FINANCIAL INSTITUTIONS; TAX-EXEMPT ORGANIZATIONS; INDIVIDUAL RETIREMENT PLANS; THE US, A STATE, THE DISTRICT OF COLUMBIA, A US POSSESSION, A FOREIGN GOVERNMENT, AN INTERNATIONAL ORGANIZATION, OR ANY POLITICAL SUBDIVISION, AGENCY OR INSTRUMENTALITY OF ANY OF THE FOREGOING; US REGISTERED COMMODITIES OR SECURITIES DEALERS; REAL ESTATE INVESTMENT TRUSTS; REGISTERED INVESTMENT COMPANIES; BANK COMMON TRUST FUNDS; CERTAIN CHARITABLE TRUSTS; FOREIGN CENTRAL BANKS OF ISSUE. NON-RESIDENT ALIENS, CERTAIN FOREIGN PARTNERSHIPS AND FOREIGN CORPORATIONS ARE GENERALLY NOT SUBJECT TO EITHER REQUIREMENT BUT MAY INSTEAD BE SUBJECT TO WITHHOLDING UNDER SECTIONS 1441 OR 1442 OF THE INTERNAL REVENUE CODE. SHAREHOLDERS CLAIMING EXEMPTION FROM BACKUP WITHHOLDING AND BROKER REPORTING
SHOULD  CALL  OR  WRITE  THE  FUND  FOR  FURTHER  INFORMATION.
     MANY STATES DO NOT TAX THE PORTION OF THE FUND'S DIVIDENDS WHICH IS DERIVED FROM INTEREST ON US GOVERNMENT OBLIGATIONS. STATE LAW VARIES CONSIDERABLY CONCERNING THE TAX STATUS OF DIVIDENDS DERIVED FROM US GOVERNMENT OBLIGATIONS. ACCORDINGLY, SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISORS ABOUT THE TAX STATUS OF DIVIDENDS AND DISTRIBUTIONS FROM THE FUND IN THEIR RESPECTIVE JURISDICTIONS.
     DIVIDENDS PAID BY THE FUND MAY BE ELIGIBLE FOR THE DIVIDENDS RECEIVED DEDUCTION AVAILABLE TO CORPORATE TAXPAYERS. CORPORATE TAXPAYERS REQUIRING THIS INFORMATION MAY CONTACT CALVERT.

                                 NET ASSET VALUE
                                 ---------------

     SHARES OF THE MONEY MARKET PORTFOLIO ARE ISSUED AND REDEEMED AT THE NET ASSET VALUE PER SHARE OF THE PORTFOLIO. THE PUBLIC OFFERING PRICE OF THE SHARES OF THE BALANCED, EQUITY, BOND, AND MANAGED INDEX PORTFOLIOS IS THE RESPECTIVE NET ASSET VALUE PER SHARE (PLUS, FOR CLASS A SHARES, THE APPLICABLE SALES CHARGE). SHARES OF THE OTHER PORTFOLIOS ARE REDEEMED AT THEIR RESPECTIVE NET ASSET VALUES PER SHARE, LESS ANY APPLICABLE CONTINGENT DEFERRED SALES CHARGE ("CDSC"). THE MONEY MARKET PORTFOLIO ATTEMPTS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE; THE NET ASSET VALUES OF THE OTHER PORTFOLIOS FLUCTUATE BASED ON THE RESPECTIVE MARKET VALUE OF THE PORTFOLIOS' INVESTMENTS. THE NET ASSET VALUE PER SHARE OF EACH OF THE PORTFOLIOS IS DETERMINED EVERY BUSINESS DAY AS OF THE CLOSE OF THE REGULAR SESSION OF THE NEW YORK STOCK EXCHANGE (NORMALLY 4:00 P.M. EASTERN TIME) AND AT SUCH OTHER TIMES AS MAY BE NECESSARY OR APPROPRIATE. THE FUND DOES NOT DETERMINE NET ASSET VALUE ON CERTAIN NATIONAL
HOLIDAYS OR OTHER DAYS ON WHICH THE NEW YORK STOCK EXCHANGE IS CLOSED: NEW YEAR'S DAY, MARTIN LUTHER KING DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY, AND CHRISTMAS DAY. THE PORTFOLIO'S NET ASSET VALUE PER SHARE IS DETERMINED BY DIVIDING THE TOTAL NET ASSETS (THE VALUE OF ITS ASSETS NET OF LIABILITIES, INCLUDING ACCRUED EXPENSES AND FEES) BY THE NUMBER OF SHARES OUTSTANDING FOR EACH CLASS.
     THE ASSETS OF THE BALANCED, EQUITY, BOND AND MANAGED INDEX PORTFOLIOS ARE VALUED AS FOLLOWS: (A) SECURITIES FOR WHICH MARKET QUOTATIONS ARE READILY AVAILABLE ARE VALUED AT THE MOST RECENT CLOSING PRICE, MEAN BETWEEN BID AND ASKED PRICE, OR YIELD EQUIVALENT AS OBTAINED FROM ONE OR MORE MARKET MAKERS FOR SUCH SECURITIES; (B) SECURITIES MATURING WITHIN 60 DAYS MAY BE VALUED AT COST, PLUS OR MINUS ANY AMORTIZED DISCOUNT OR PREMIUM, UNLESS THE BOARD OF TRUSTEES DETERMINES SUCH METHOD NOT TO BE APPROPRIATE UNDER THE CIRCUMSTANCES; AND (C) ALL OTHER SECURITIES AND ASSETS FOR WHICH MARKET QUOTATIONS ARE NOT READILY
AVAILABLE  WILL  BE  FAIRLY  VALUED  BY  THE  ADVISOR  IN  GOOD  FAITH UNDER THE
SUPERVISION  OF  THE  BOARD  OF  TRUSTEES.
     THE MONEY MARKET PORTFOLIO'S ASSETS, INCLUDING SECURITIES SUBJECT TO REPURCHASE AGREEMENTS, ARE NORMALLY VALUED AT THEIR AMORTIZED COST WHICH DOES NOT TAKE INTO ACCOUNT UNREALIZED CAPITAL GAINS OR LOSSES. THIS INVOLVES VALUING AN INSTRUMENT AT ITS COST AND THEREAFTER ASSUMING A CONSTANT AMORTIZATION TO MATURITY OF ANY DISCOUNT OR PREMIUM, REGARDLESS OF THE IMPACT OF FLUCTUATING INTEREST RATES ON THE MARKET VALUE OF THE INSTRUMENT. WHILE THIS METHOD PROVIDES CERTAINTY IN VALUATION, IT MAY RESULT IN PERIODS DURING WHICH VALUE, AS DETERMINED BY AMORTIZED COST, IS HIGHER OR LOWER THAN THE PRICE THAT WOULD BE RECEIVED UPON SALE OF THE INSTRUMENT.

NET  ASSET  VALUE  AND  OFFERING  PRICE  PER  SHARE,  AS  OF  9/30/99

CSIF  MONEY  MARKET  PORTFOLIO
     NET  ASSET  VALUE  PER  SHARE
     ($193,940,734/194,031,124  SHARES)     $  1.00

CSIF  BALANCED  PORTFOLIO
     CLASS  A  NET  ASSET  VALUE  PER  SHARE
     ($708,654,877/22,048,556  SHARES)     $32.14
MAXIMUM  SALES  CHARGE,  CLASS  A
(4.75%  OF  OFFERING  PRICE)         1.60
OFFERING  PRICE  PER  SHARE,  CLASS  A     $33.74

     CLASS  B  NET  ASSET  VALUE  AND  OFFERING  PRICE  PER  SHARE
     ($9,909,810/309,988  SHARES)               $31.97

     CLASS  C  NET  ASSET  VALUE  AND  OFFERING  PRICE  PER  SHARE
     ($13,646,283/430,473  SHARES)               $31.70

     CLASS  I  NET  ASSET  VALUE  AND  OFFERING  PRICE  PER  SHARE
     ($13,458,467/418,846  SHARES)               $32.13

CSIF  BOND  PORTFOLIO
     CLASS  A  NET  ASSET  VALUE  PER  SHARE
     ($66,944,220/4,295,248  SHARES)     $15.59
MAXIMUM  SALES  CHARGE
(3.75%  OF  OFFERING  PRICE)          .61
OFFERING  PRICE  PER  SHARE     $16.20

     CLASS  B  NET  ASSET  VALUE  AND  OFFERING  PRICE  PER  SHARE
     ($2,772,712/178,496  SHARES)               $16.20

     CLASS  C  NET  ASSET  VALUE  AND  OFFERING  PRICE  PER  SHARE
     ($1,779,159/114,699  SHARES)               $15.51

     CLASS  I  NET  ASSET  VALUE  AND  OFFERING  PRICE  PER  SHARE
     ($--/--  SHARES)                         $N/A


CSIF  EQUITY  PORTFOLIO
     CLASS  A  NET  ASSET  VALUE  PER  SHARE
     ($166,715,719/6,160,076  SHARES)     $27.06
MAXIMUM  SALES  CHARGE,  CLASS  A
(4.75%  OF  OFFERING  PRICE)         1.35
OFFERING  PRICE  PER  SHARE,  CLASS  A     $28.41

     CLASS  B  NET  ASSET  VALUE  AND  OFFERING  PRICE  PER  SHARE
     ($8,037,848/302,157  SHARES)     $26.60

     CLASS  C  NET  ASSET  VALUE  AND  OFFERING  PRICE  PER  SHARE
     ($10,413,428/416,552  SHARES)               $25.00

     CLASS  I  NET  ASSET  VALUE  AND  OFFERING  PRICE  PER  SHARE
     ($--/--  SHARES)                         $N/A

CSIF  MANAGED  INDEX  PORTFOLIO
     CLASS  A  NET  ASSET  VALUE  PER  SHARE
     ($12,256,925/728,391  SHARES)     $16.83
MAXIMUM  SALES  CHARGE,  CLASS  A
(4.75%  OF  OFFERING  PRICE)           .84
     OFFERING  PRICE  PER  SHARE,  CLASS  A     $17.67

     CLASS  B  NET  ASSET  VALUE  AND  OFFERING  PRICE  PER  SHARE
     ($4,077,731/245,894  SHARES)     $16.58

     CLASS  C  NET  ASSET  VALUE  AND  OFFERING  PRICE  PER  SHARE
     ($2,453,630/147,598  SHARES)               $16.62

     CLASS  I  NET  ASSET  VALUE  AND  OFFERING  PRICE  PER  SHARE
     ($18,651,506/1,104,330  SHARES)               $16.89

                      CALCULATION OF YIELD AND TOTAL RETURN
                      -------------------------------------

MONEY  MARKET  PORTFOLIO:  YIELD
     FROM TIME TO TIME, THE MONEY MARKET PORTFOLIO ADVERTISES ITS "YIELD" AND "EFFECTIVE YIELD." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. THE "YIELD" OF THE MONEY MARKET PORTFOLIO REFERS TO THE ACTUAL INCOME GENERATED BY AN INVESTMENT IN THE PORTFOLIO OVER A PARTICULAR BASE PERIOD OF TIME. IF THE BASE PERIOD IS LESS THAN ONE YEAR, THE YIELD IS THEN "ANNUALIZED." THAT IS, THE NET CHANGE, EXCLUSIVE OF CAPITAL CHANGES, IN THE VALUE OF A SHARE DURING THE BASE PERIOD IS DIVIDED BY THE NET ASSET VALUE PER SHARE AT THE BEGINNING OF THE PERIOD, AND THE RESULT IS MULTIPLIED BY 365 AND DIVIDED BY THE NUMBER OF DAYS IN THE BASE PERIOD. CAPITAL CHANGES EXCLUDED FROM THE CALCULATION OF YIELD ARE: (1) REALIZED GAINS AND
LOSSES FROM THE SALE OF SECURITIES, AND (2) UNREALIZED APPRECIATION AND DEPRECIATION. THE MONEY MARKET PORTFOLIO'S "EFFECTIVE YIELD" FOR A SEVEN-DAY PERIOD IS ITS ANNUALIZED COMPOUNDED YIELD DURING THE PERIOD, CALCULATED ACCORDING TO THE FOLLOWING FORMULA:

               EFFECTIVE YIELD = (BASE PERIOD RETURN + 1)365/7 -1

     THE "EFFECTIVE YIELD" IS CALCULATED LIKE YIELD, BUT ASSUMES REINVESTMENT OF EARNED INCOME. THE EFFECTIVE YIELD WILL BE SLIGHTLY HIGHER THAN THE YIELD BECAUSE OF THE COMPOUNDING EFFECT OF THIS ASSUMED REINVESTMENT. FOR THE SEVEN-DAY PERIOD ENDED SEPTEMBER 30, 1999, THE MONEY MARKET PORTFOLIO'S YIELD WAS 4.64% AND ITS EFFECTIVE YIELD WAS 4.75%.

BOND  PORTFOLIO:  YIELD
     THE BOND PORTFOLIO MAY ALSO ADVERTISE ITS YIELD FROM TIME TO TIME. YIELD IS CALCULATED SEPARATELY FOR EACH CLASS OF THE PORTFOLIO. YIELD QUOTATIONS ARE HISTORICAL AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. YIELD QUOTATIONS FOR THE BOND PORTFOLIO REFER TO THE AGGREGATE IMPUTED YIELD-TO-MATURITY OF EACH OF THE PORTFOLIO'S INVESTMENTS BASED ON THE MARKET VALUE AS OF THE LAST DAY OF A GIVEN THIRTY-DAY OR ONE-MONTH PERIOD, LESS ACCRUED EXPENSES (NET OF REIMBURSEMENT), DIVIDED BY THE AVERAGE DAILY NUMBER OF OUTSTANDING SHARES ENTITLED TO RECEIVE DIVIDENDS TIMES THE MAXIMUM OFFERING PRICE ON THE LAST DAY OF THE PERIOD (SO THAT THE EFFECT OF THE SALES CHARGE IS INCLUDED IN THE CALCULATION), COMPOUNDED ON A "BOND EQUIVALENT," OR SEMIANNUAL, BASIS. THE BOND PORTFOLIO'S YIELD IS COMPUTED ACCORDING TO THE FOLLOWING FORMULA:

                            YIELD = 2 (A-B/CD+1)6 - 1

WHERE A = DIVIDENDS AND INTEREST EARNED DURING THE PERIOD USING THE AGGREGATE IMPUTED YIELD-TO MATURITY FOR EACH OF THE PORTFOLIO'S INVESTMENTS AS NOTED ABOVE; B = EXPENSES ACCRUED FOR THE PERIOD (NET OF REIMBURSEMENT); C = THE AVERAGE DAILY NUMBER OF SHARES OUTSTANDING DURING THE PERIOD THAT WERE ENTITLED TO RECEIVE DIVIDENDS; AND D = THE MAXIMUM OFFERING PRICE PER SHARE ON THE LAST DAY OF THE PERIOD. USING THIS CALCULATION, THE BOND PORTFOLIO'S YIELD FOR THE MONTH ENDED SEPTEMBER 30, 1999 WAS 6.07% FOR CLASS A SHARES, 9.90% FOR CLASS B SHARES, AND 9.90% FOR CLASS C SHARES.
     THE YIELD OF BOTH THE MONEY MARKET AND BOND PORTFOLIOS WILL FLUCTUATE IN RESPONSE TO CHANGES IN INTEREST RATES AND GENERAL ECONOMIC CONDITIONS, PORTFOLIO QUALITY, PORTFOLIO MATURITY, AND OPERATING EXPENSES. YIELD IS NOT FIXED OR INSURED AND THEREFORE IS NOT COMPARABLE TO A SAVINGS OR OTHER SIMILAR TYPE OF ACCOUNT. YIELD DURING ANY PARTICULAR TIME PERIOD SHOULD NOT BE CONSIDERED AN INDICATION OF FUTURE YIELD. IT IS, HOWEVER, USEFUL IN EVALUATING A PORTFOLIO'S PERFORMANCE IN MEETING ITS INVESTMENT OBJECTIVE.

BALANCED, EQUITY, BOND, AND MANAGED INDEX PORTFOLIOS: TOTAL RETURN AND OTHER QUOTATIONS
     THE BALANCED, EQUITY, BOND, AND MANAGED INDEX PORTFOLIOS MAY EACH ADVERTISE "TOTAL RETURN." TOTAL RETURN IS CALCULATED SEPARATELY FOR EACH CLASS. TOTAL RETURN DIFFERS FROM YIELD IN THAT YIELD FIGURES MEASURE ONLY THE INCOME COMPONENT OF A PORTFOLIO'S INVESTMENTS, WHILE TOTAL RETURN INCLUDES NOT ONLY THE EFFECT OF INCOME DIVIDENDS BUT ALSO ANY CHANGE IN NET ASSET VALUE, OR PRINCIPAL AMOUNT, DURING THE STATED PERIOD. TOTAL RETURN IS COMPUTED BY TAKING THE TOTAL NUMBER OF SHARES PURCHASED BY A HYPOTHETICAL $1,000 INVESTMENT AFTER DEDUCTING ANY APPLICABLE SALES CHARGE, ADDING ALL ADDITIONAL SHARES PURCHASED WITHIN THE PERIOD WITH REINVESTED DIVIDENDS AND DISTRIBUTIONS, CALCULATING THE VALUE OF THOSE SHARES AT THE END OF THE PERIOD, AND DIVIDING THE RESULT BY THE INITIAL $1,000 INVESTMENT. NOTE: "TOTAL RETURN" AS QUOTED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE FUND'S PROSPECTUS AND ANNUAL REPORT TO SHAREHOLDERS, HOWEVER, PER SEC INSTRUCTIONS, DOES NOT REFLECT DEDUCTION OF THE SALES CHARGE, AND CORRESPONDS TO "RETURN WITHOUT MAXIMUM LOAD" (OR "W/O MAX LOAD" OR "AT NAV") AS REFERRED TO HEREIN. FOR PERIODS OF MORE THAN ONE YEAR, THE CUMULATIVE TOTAL RETURN IS THEN ADJUSTED FOR THE NUMBER OF YEARS, TAKING COMPOUNDING INTO ACCOUNT, TO CALCULATE AVERAGE ANNUAL TOTAL RETURN DURING THAT PERIOD.
     TOTAL  RETURN  IS  COMPUTED  ACCORDING  TO  THE  FOLLOWING  FORMULA:

                                 P(1 + T)N = ERV

WHERE P = A HYPOTHETICAL INITIAL PAYMENT OF $1,000; T = TOTAL RETURN; N = NUMBER OF YEARS; AND ERV = THE ENDING REDEEMABLE VALUE OF A HYPOTHETICAL $1,000 PAYMENT MADE AT THE BEGINNING OF THE PERIOD.
     TOTAL RETURN IS HISTORICAL IN NATURE AND IS NOT INTENDED TO INDICATE FUTURE PERFORMANCE. ALL TOTAL RETURN QUOTATIONS REFLECT THE DEDUCTION OF THE PORTFOLIO'S MAXIMUM SALES CHARGE, EXCEPT QUOTATIONS OF "RETURN WITHOUT MAXIMUM LOAD" (OR "WITHOUT CDSC" OR "AT NAV") WHICH DO NOT DEDUCT SALES CHARGE, AND "ACTUAL RETURN," WHICH REFLECT DEDUCTION OF THE SALES CHARGE ONLY FOR THOSE PERIODS WHEN A SALES CHARGE WAS ACTUALLY IMPOSED. RETURN WITHOUT MAXIMUM LOAD, WHICH WILL BE HIGHER THAN TOTAL RETURN, SHOULD BE CONSIDERED ONLY BY INVESTORS, SUCH AS PARTICIPANTS IN CERTAIN PENSION PLANS, TO WHOM THE SALES CHARGE DOES NOT APPLY, OR FOR PURPOSES OF COMPARISON ONLY WITH COMPARABLE FIGURES WHICH ALSO DO NOT REFLECT SALES CHARGES, SUCH AS LIPPER AVERAGES. CLASS I SHARES DO NOT HAVE A SALES CHARGE.
     THE STANDARDIZED TOTAL RETURN FOR CLASS I SHARES (EXCEPT MANAGED INDEX) IS "LINKED" TO THE CLASS A TOTAL RETURN. THAT IS, THESE CLASS I SHARES HAVE AN ACTUAL INCEPTION DATE OF 1999. HOWEVER, CLASS A SHARES HAVE AN INCEPTION DATE OF SEVERAL YEARS EARLIER. IN THE TABLE BELOW, PERFORMANCE RESULTS BEFORE THE CLASS I ACTUAL INCEPTION DATE ARE FOR CLASS A AT NAV (I.E., THEY DO NOT REFLECT THE DEDUCTION OF THE CLASS A FRONT-END SALES CHARGE.) BECAUSE CLASS A HAD HIGHER EXPENSES, ITS PERFORMANCE WAS LOWER THAN THE CLASS I WOULD HAVE REALIZED IN THE SAME PERIOD. NONSTANDARDIZED TOTAL RETURN FOR CLASS I SHARE MAY ALSO BE SHOWN FROM THE ACTUAL CLASS I INCEPTION DATE; THIS FIGURE IS NOT LINKED TO CLASS A TOTAL RETURN.
     RETURN FOR THE BALANCED, BOND, EQUITY, AND MANAGED INDEX PORTFOLIOS' SHARES FOR THE PERIODS INDICATED ARE AS FOLLOWS:
PERIODS  ENDED     CLASS  A     CLASS  B          CLASS  C          CLASS  I
SEPTEMBER  30, 1999     TOTAL RETURN          TOTAL RETURN          TOTAL RETURN
TOTAL  RETURN
     WITH/WITHOUT  MAXIMUM  LOAD     WITH/WITHOUT  CDSC            WITH/WITHOUT
CDSC         LINKED/ACTUAL
BALANCED  PORTFOLIO
ONE  YEAR     6.22%     11.52%     5.15%     10.15%     9.40%     10.40%
11.83%  N/A
FIVE  YEARS     12.25%     13.34%     N/A     N/A     12.07%     12.07%
13.40%  N/A
TEN  YEARS     9.17%     9.70%     N/A     N/A     N/A     N/A        9.73%  N/A
FROM  INCEPTION     11.23%     11.55%     0.36%     2.99%     9.96%     9.96%
(0.55%)
(OCTOBER  21,  1982,  FOR  CLASS  A)
(MARCH  31,  1998,  FOR  CLASS  B)
(MARCH  1,  1994,  FOR  CLASS  C)
(FEBRUARY  26,  1999,  FOR  ACTUAL  CLASS  I)

BOND  PORTFOLIO
ONE  YEAR     (2.63%)     1.18%     (4.21%)     (0.22%)     (1.33%)     (0.33%)
N/A  N/A
FIVE YEARS     6.32%     7.13%     N/A     N/A     N/A     N/A          N/A  N/A
TEN YEARS     7.13%     7.54%     N/A     N/A     N/A     N/A           N/A  N/A
FROM  INCEPTION     7.70%     8.03%     0.09%     2.07%     1.15%     1.15%
N/A  N/A
(AUGUST  24,  1987,  FOR  CLASS  A)
(MARCH  31,  1998,  FOR  CLASS  B)
(JUNE  1,  1998,  FOR  CLASS  C)




PERIODS  ENDED     CLASS  A     CLASS  B          CLASS  C          CLASS  I
SEPTEMBER  30, 1999     TOTAL RETURN          TOTAL RETURN          TOTAL RETURN
TOTAL  RETURN
     WITH/WITHOUT  MAXIMUM  LOAD     WITH/WITHOUT  CDSC     WITH/WITHOUT  CDSC
LINKED/ACTUAL
EQUITY  PORTFOLIO
ONE  YEAR     26.92%     33.23%     26.56%     31.56%     30.80%     (0.33%)
N/A  N/A
FIVE  YEARS     12.97%     14.07%     N/A     N/A     12.76%     12.76%     N/A
N/A
TEN  YEARS     8.28%     8.81%     N/A     N/A     N/A     N/A     N/A  N/A
FROM  INCEPTION     8.70%     9.13%     (1.12%)     1.54%     9.33%     9.33%
N/A  N/A
(AUGUST  24,  1987,  FOR  CLASS  A)
(MARCH  31,  1998,  FOR  CLASS  B)
(MARCH  1,  1994,  FOR  CLASS  C)

MANAGED  INDEX  PORTFOLIO
ONE  YEAR     18.89%     24.77%     18.00%     23.00%     21.93%     22.93%
25.99%
FROM  INCEPTION     4.86%     8.41%     4.42%     7.08%     10.65%     10.65%
8.66%
(AUGUST  15,  1998,  FOR  CLASS  A)
(APRIL  15,  1998,  FOR  CLASS  B)
(JUNE  1,  1998  FOR  CLASS  C)
(APRIL  15,  1998  FOR  ACTUAL  CLASS  I)

     THE CLASS A TOTAL RETURN FIGURES ABOVE AND THE BOND PORTFOLIO YIELD FIGURES ABOVE WERE CALCULATED USING THE MAXIMUM SALES CHARGE IN EFFECT AT THAT TIME. CAMCO ASSUMED ACTIVE MANAGEMENT OF THE BOND PORTFOLIO EFFECTIVE MARCH, 1997, NEW SUBADVISORS ASSUMED MANAGEMENT OF THE EQUITY PORTFOLIO EFFECTIVE SEPTEMBER, 1998, AND NEW SUBADVISORS ASSUMED MANAGEMENT OF THE BALANCED PORTFOLIO EFFECTIVE JULY, 1995. TOTAL RETURN, LIKE YIELD AND NET ASSET VALUE PER SHARE, FLUCTUATES IN RESPONSE TO CHANGES IN MARKET CONDITIONS. NEITHER TOTAL RETURN NOR YIELD FOR ANY PARTICULAR TIME PERIOD SHOULD BE CONSIDERED AN INDICATION OF FUTURE RETURN.
     THE FUND MAY ADVERTISE AN INTERNAL RATE OF RETURN ("IRR") ON DIRECT COMPANY HOLDINGS IN ITS SPECIAL EQUITIES PROGRAM. THIS IS A NON-STANDARDIZED PERFORMANCE CALCULATION. SEE THE EXPLANATION IN THE "ADVERTISING" PORTION OF THIS STATEMENT, BELOW. THESE DIRECT COMPANY HOLDINGS REPRESENT ONLY A VERY SMALL PORTION OF A PORTFOLIO'S ASSETS, AND THE IRR ON THIS PART OF THE SPECIAL EQUITIES PROGRAM
SHOULD NOT BE CONFUSED WITH THE YIELD AND TOTAL RETURN OF ANY PARTICULAR PORTFOLIO.

                        PURCHASE AND REDEMPTION OF SHARES
                        ---------------------------------

     SHARE CERTIFICATES WILL NOT BE ISSUED UNLESS REQUESTED IN WRITING BY THE INVESTOR. NO CERTIFICATES WILL BE ISSUED FOR FRACTIONAL SHARES OF ANY PORTFOLIO. SEE THE PROSPECTUS FOR MORE DETAILS ON PURCHASES AND REDEMPTIONS.
     SHAREHOLDERS IN THE MONEY MARKET PORTFOLIO WISHING TO HAVE DRAFTS SHOULD COMPLETE THE SIGNATURE CARD ENCLOSED WITH THE INVESTMENT APPLICATION. EXISTING SHAREHOLDERS MAY ARRANGE FOR DRAFT WRITING BY CONTACTING THE FUND FOR A
SIGNATURE  CARD.  OTHER  DOCUMENTATION  MAY  BE  REQUIRED  FROM  CORPORATIONS,
FIDUCIARIES AND INSTITUTIONAL INVESTORS. THIS DRAFT WRITING SERVICE WILL BE SUBJECT TO THE CUSTOMARY RULES AND REGULATIONS GOVERNING CHECKING ACCOUNTS, AND THE FUND RESERVES THE RIGHT TO CHANGE OR SUSPEND THE SERVICE. GENERALLY, THERE IS NO CHARGE TO YOU FOR THE MAINTENANCE OF THIS SERVICE OR FOR THE CLEARANCE OF DRAFTS, BUT THE FUND RESERVES THE RIGHT TO CHARGE A SERVICE FEE FOR DRAFTS RETURNED FOR INSUFFICIENT OR UNCOLLECTED FUNDS. AS A SERVICE TO SHAREHOLDERS, THE FUND MAY AUTOMATICALLY TRANSFER THE DOLLAR AMOUNT NECESSARY TO COVER DRAFTS YOU HAVE WRITTEN ON THE FUND TO YOUR FUND ACCOUNT FROM ANY OTHER OF YOUR IDENTICALLY REGISTERED ACCOUNTS IN CALVERT MONEY MARKET FUNDS OR CALVERT INSURED PLUS. THE FUND MAY CHARGE A FEE FOR THIS SERVICE.
     WHEN A PAYABLE THROUGH DRAFT IS PRESENTED FOR PAYMENT, A SUFFICIENT NUMBER OF FULL AND FRACTIONAL SHARES FROM THE SHAREHOLDER'S ACCOUNT TO COVER THE AMOUNT OF THE DRAFT WILL BE REDEEMED AT THE NET ASSET VALUE NEXT DETERMINED. IF THERE ARE INSUFFICIENT SHARES IN THE SHAREHOLDER'S ACCOUNT, THE DRAFT MAY BE RETURNED. THIS DRAFT WRITING PROCEDURE FOR REDEMPTION ENABLES SHAREHOLDERS TO RECEIVE THE DAILY DIVIDENDS DECLARED ON THE SHARES TO BE REDEEMED UNTIL SUCH TIME AS THE DRAFT IS PRESENTED TO THE CUSTODIAN BANK FOR PAYMENT. DRAFTS PRESENTED TO THE BANK FOR PAYMENT WHICH WOULD REQUIRE THE REDEMPTION OF SHARES PURCHASED BY CHECK OR ELECTRONIC FUNDS TRANSFER WITHIN THE PREVIOUS 10 BUSINESS DAYS MAY NOT BE HONORED.

                                   ADVERTISING
                                   -----------

     THE FUND OR ITS AFFILIATES MAY PROVIDE INFORMATION SUCH AS, BUT NOT LIMITED TO, THE ECONOMY, INVESTMENT CLIMATE, INVESTMENT PRINCIPLES, SOCIOLOGICAL CONDITIONS AND POLITICAL AMBIANCE. DISCUSSION MAY INCLUDE HYPOTHETICAL SCENARIOS OR LISTS OF RELEVANT FACTORS DESIGNED TO AID THE INVESTOR IN DETERMINING WHETHER THE FUND IS COMPATIBLE WITH THE INVESTOR'S GOALS. THE FUND MAY LIST PORTFOLIO HOLDINGS OR GIVE EXAMPLES OR SECURITIES THAT MAY HAVE BEEN CONSIDERED FOR INCLUSION IN THE PORTFOLIO, WHETHER HELD OR NOT.
     THE  FUND  OR  ITS  AFFILIATES  MAY SUPPLY COMPARATIVE PERFORMANCE DATA AND
RANKINGS FROM INDEPENDENT SOURCES SUCH AS DONOGHUE'S MONEY FUND REPORT, BANK RATE MONITOR, MONEY, FORBES, LIPPER ANALYTICAL SERVICES, INC., CDA INVESTMENT TECHNOLOGIES, INC., WIESENBERGER INVESTMENT COMPANIES SERVICE, RUSSELL 2000/SMALL STOCK INDEX, MUTUAL FUND VALUES MORNINGSTAR RATINGS, MUTUAL FUND FORECASTER, BARRON'S, THE WALL STREET JOURNAL, AND SCHABACKER INVESTMENT MANAGEMENT, INC. SUCH AVERAGES GENERALLY DO NOT REFLECT ANY FRONT- OR BACK-END SALES CHARGES THAT MAY BE CHARGED BY FUNDS IN THAT GROUPING. THE FUND MAY ALSO CITE TO ANY SOURCE, WHETHER IN PRINT OR ON-LINE, SUCH AS BLOOMBERG, IN ORDER TO ACKNOWLEDGE ORIGIN OF INFORMATION. THE FUND MAY COMPARE ITSELF OR ITS PORTFOLIO HOLDINGS TO OTHER INVESTMENTS, WHETHER OR NOT ISSUED OR REGULATED BY THE SECURITIES INDUSTRY, INCLUDING, BUT NOT LIMITED TO, CERTIFICATES OF DEPOSIT AND TREASURY NOTES.
     CALVERT GROUP IS THE NATION'S LEADING FAMILY OF SOCIALLY RESPONSIBLE MUTUAL FUNDS, BOTH IN TERMS OF SOCIALLY RESPONSIBLE MUTUAL FUND ASSETS UNDER MANAGEMENT, AND NUMBER OF SOCIALLY RESPONSIBLE MUTUAL FUND PORTFOLIOS OFFERED (SOURCE: SOCIAL INVESTMENT FORUM, DECEMBER 31, 1999). CALVERT GROUP WAS ALSO THE FIRST TO OFFER A FAMILY OF SOCIALLY RESPONSIBLE MUTUAL FUND PORTFOLIOS.
     THE  IRR  INCLUDES  DIRECT  INVESTMENTS  IN  COMPANIES  ONLY  (NO  FUNDS,
PARTNERSHIPS, OR FINANCIAL INSTITUTIONS). IT IS BASED ON ANNUAL CASH FLOWS BEGINNING WITH THE FIRST DIRECT INVESTMENT ON DECEMBER 18, 1992 TO THE DATE SHOWN IN THE ADVERTISEMENT. CASH OUTFLOWS INCLUDE ALL DISBURSEMENTS TO COMPANIES, INCLUDING FOLLOW-ONS. THE IRR ASSUMES FULL EXERCISE OF WARRANT POSITIONS IN THE YEAR OF CALCULATION IF NOT PREVIOUSLY EXERCISED. CASH INFLOWS INCLUDES ALL RECEIPTS FROM ACQUISITIONS AND EARNOUTS. IT ALSO ASSUMES POSITIONS ARE FULLY LIQUIDATED IN THE YEAR OF CALCULATION. PUBLIC COMPANY HOLDINGS ARE
LIQUIDATED AT MARKET PRICE, INCLUDING WARRANTS; OTHERS ARE LIQUIDATED AT CARRYING VALUE WHETHER MARKED UP, DOWN, OR AT COST. ALL BUT A SMALL PORTION OF THESE RETURNS ARE UNREALIZED. THE IRR ON DIRECT COMPANY HOLDINGS IN THE SPECIAL EQUITIES PROGRAM OF THE BALANCED PORTFOLIO WAS 7.05% FROM DECEMBER 18, 1992 THROUGH SEPTEMBER 30, 1999. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                    TRUSTEES, OFFICERS, AND ADVISORY COUNCIL
                    ----------------------------------------

     THE FUND'S BOARD OF TRUSTEES SUPERVISES THE FUND'S ACTIVITIES AND REVIEWS ITS CONTRACTS WITH COMPANIES THAT PROVIDE IT WITH SERVICES. BUSINESS INFORMATION IS PROVIDED BELOW ABOUT THE TRUSTEES.

     REBECCA ADAMSON, TRUSTEE. SINCE 1983, MS. ADAMSON HAS SERVED AS PRESIDENT OF THE NATIONAL NON-PROFIT, FIRST NATIONS FINANCIAL PROJECT. FOUNDED BY HER IN 1980, FIRST NATIONS IS THE ONLY AMERICAN INDIAN ALTERNATIVE DEVELOPMENT INSTITUTE IN THE COUNTRY. SHE IS ON THE BOARD OF DIRECTORS OF THE CALVERT SOCIAL INVESTMENT FOUNDATION. DOB: 9/10/47. ADDRESS: FIRST NATIONS DEVELOPMENT
INSTITUTE,  11917  MAIN  STREET,  FREDERICKSBURG,  VIRGINIA  22408.
     RICHARD L. BAIRD, JR., TRUSTEE. MR. BAIRD IS EXECUTIVE VICE PRESIDENT FOR THE FAMILY HEALTH COUNCIL, INC. IN PITTSBURGH, PENNSYLVANIA, A NON-PROFIT CORPORATION THAT PROVIDES FAMILY PLANNING SERVICES, NUTRITION, MATERNAL/CHILD HEALTH CARE, AND VARIOUS HEALTH SCREENING SERVICES. MR. BAIRD IS A TRUSTEE/DIRECTOR OF EACH OF THE INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS, EXCEPT FOR CALVERT VARIABLE SERIES, INC., CALVERT NEW WORLD FUND, INC. AND CALVERT WORLD VALUES FUND, INC. DOB: 5/9/48. ADDRESS: 211 OVERLOOK DRIVE, PITTSBURGH, PENNSYLVANIA 15216.
     *JOHN G. GUFFEY, JR., TRUSTEE. EXECUTIVE VICE PRESIDENT AND TRUSTEE. MR. GUFFEY IS EXECUTIVE VICE PRESIDENT OF CALVERT SOCIAL INVESTMENT FUND. HE IS ON THE BOARD OF DIRECTORS OF THE CALVERT SOCIAL INVESTMENT FOUNDATION, ORGANIZING DIRECTOR OF THE COMMUNITY CAPITAL BANK IN BROOKLYN, NEW YORK, AND A FINANCIAL CONSULTANT TO VARIOUS ORGANIZATIONS. IN ADDITION, HE IS A DIRECTOR OF THE COMMUNITY BANKERS MUTUAL FUND OF DENVER, COLORADO, A DIRECTOR OF ARIEL FUNDS, AND THE TREASURER AND DIRECTOR OF SILBY, GUFFEY, AND CO., INC., A VENTURE CAPITAL FIRM. MR. GUFFEY IS A TRUSTEE/DIRECTOR OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS, EXCEPT FOR CALVERT VARIABLE SERIES, INC. AND CALVERT NEW WORLD FUND, INC. DOB: 05/15/48. ADDRESS: 388 CALLE COLINA SANTA FE, NM 87501.
     MR. GUFFEY HAS BEEN ADVISED THAT THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS ENTERED AN ORDER AGAINST HIM RELATING TO HIS FORMER SERVICE AS A DIRECTOR OF COMMUNITY BANKERS MUTUAL FUND, INC. THIS FUND IS NOT CONNECTED WITH ANY CALVERT FUND OR THE CALVERT GROUP AND CEASED OPERATIONS IN SEPTEMBER, 1994. MR. GUFFEY CONSENTED TO THE ENTRY OF THE ORDER WITHOUT ADMITTING OR DENYING THE FINDINGS IN THE ORDER. THE ORDER CONTAINS FINDINGS THAT: (1) THE COMMUNITY BANKERS MUTUAL FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION WERE MATERIALLY FALSE AND MISLEADING BECAUSE THEY MISSTATED OR FAILED TO STATE MATERIAL FACTS CONCERNING THE PRICING OF FUND SHARES AND THE PERCENTAGE OF ILLIQUID SECURITIES IN THE FUND'S PORTFOLIO AND THAT MR. GUFFEY, AS A MEMBER OF THE FUND'S BOARD, SHOULD HAVE KNOWN OF THESE MISSTATEMENTS AND THEREFORE VIOLATED THE SECURITIES ACT OF 1933; (2) THE PRICE OF THE FUND'S SHARES SOLD TO THE PUBLIC WAS NOT BASED ON THE CURRENT NET ASSET VALUE OF THE SHARES, IN VIOLATION OF THE INVESTMENT COMPANY ACT OF 1940 (THE "INVESTMENT COMPANY ACT"); AND (3) THE BOARD OF THE FUND, INCLUDING MR. GUFFEY, VIOLATED THE INVESTMENT COMPANY ACT BY DIRECTING THE FILING OF A MATERIALLY FALSE REGISTRATION STATEMENT. THE ORDER DIRECTED MR. GUFFEY TO CEASE AND DESIST FROM COMMITTING OR CAUSING FUTURE VIOLATIONS AND TO PAY A CIVIL PENALTY OF $5,000. THE SEC PLACED NO RESTRICTIONS ON MR. GUFFEY'S CONTINUING TO SERVE AS A TRUSTEE OR DIRECTOR OF MUTUAL FUNDS.
     JOY V. JONES, ESQ., TRUSTEE. MS. JONES IS AN ATTORNEY AND ENTERTAINMENT MANAGER IN NEW YORK CITY. MS. JONES IS ALSO CHAIRMAN OF THE BOARD OF ULTRAFEM, INC. TRUSTEE OF SARAH LAWRENCE COLLEGE, A MEMBER OF THE ASSOCIATION OF BLACK
WOMEN ATTORNEYS, INC., AND A TRUSTEE OF THE COMMUNITY SERVICE SOCIETY OF NEW YORK. DOB: 7/2/50. ADDRESS: 175 WEST 12TH STREET, NEW YORK, NEW YORK 10011.
     *BARBARA J. KRUMSIEK, SENIOR VICE PRESIDENT AND TRUSTEE. MS. KRUMSIEK SERVES AS PRESIDENT, CHIEF EXECUTIVE OFFICER AND VICE CHAIRMAN OF CALVERT GROUP, LTD. AND AS AN OFFICER AND DIRECTOR OF EACH OF ITS AFFILIATED COMPANIES. SHE IS A DIRECTOR OF CALVERT-SLOAN ADVISERS, L.L.C., AND A TRUSTEE/DIRECTOR OF EACH OF THE INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS, AS WELL AS SENIOR VICE PRESIDENT OF CALVERT SOCIAL INVESTMENT FUND. MS. KRUMSIEK IS ON THE BOARD OF DIRECTORS OF THE CALVERT SOCIAL INVESTMENT FOUNDATION. PRIOR TO JOINING CALVERT GROUP, MS. KRUMSIEK SERVED AS A MANAGING DIRECTOR OF ALLIANCE FUND DISTRIBUTORS, INC. DOB: 08/09/52.
     TERRENCE J. MOLLNER, ED.D., TRUSTEE. DR. MOLLNER IS FOUNDER, CHAIRPERSON, AND PRESIDENT OF TRUSTEESHIP INSTITUTE, INC., A DIVERSE FOUNDATION KNOWN PRINCIPALLY FOR ITS CONSULTATION TO CORPORATIONS CONVERTING TO COOPERATIVE EMPLOYEE-OWNERSHIP. HE IS ALSO A DIRECTOR OF CALVERT WORLD VALUES FUND, INC. HE SERVED AS A TRUSTEE OF THE COOPERATIVE FUND OF NEW ENGLAND, INC., AND IS NOW A
MEMBER  OF  ITS  BOARD  OF  ADVISORS.  IN ADDITION, DR. MOLLNER IS A FOUNDER AND
MEMBER OF THE BOARD OF TRUSTEES OF THE FOUNDATION FOR SOVIET-AMERICAN ECONOMIC COOPERATION AND IS ON THE BOARD OF DIRECTORS OF THE CALVERT SOCIAL INVESTMENT FOUNDATION.
     ON OCTOBER 8, 1998, MR. MOLLNER DECLARED AND FILED FOR PERSONAL BANKRUPTCY PROTECTION UNDER CHAPTER 7 OF THE FEDERAL BANKRUPTCY CODE. THE CAUSE OF MR. MOLLNER'S FINANCIAL DIFFICULTIES WAS LOSSES SUSTAINED IN TRADING IN THE OPTIONS AND FUTURES MARKET. DOB: 12/13/44. ADDRESS: 15 EDWARDS SQUARE, NORTHAMPTON, MASSACHUSETTS 01060.
     SYDNEY AMARA MORRIS, TRUSTEE. REV. MORRIS PREVIOUSLY SERVES AS A MINISTER OF THE UNITARIAN-UNIVERSALIST FELLOWSHIP. REV. MORRIS IS A GRADUATE OF THE HARVARD DIVINITY SCHOOL. DOB: 9/7/49. ADDRESS: 2915 WEST 12TH VANCOUVER,
BRITISH  COLUMBIA,  CANADA  V6K2R2.
          *CHARLES T. NASON, TRUSTEE. MR. NASON SERVES AS CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF THE ACACIA GROUP, A WASHINGTON, D.C.-BASED FINANCIAL SERVICES ORGANIZATION, INCLUDING ACACIA MUTUAL LIFE INSURANCE COMPANY AND CALVERT GROUP, LTD. HE IS A DIRECTOR OF CALVERT ADMINISTRATIVE SERVICES COMPANY, INC., CALVERT ASSET MANAGEMENT COMPANY, INC., CALVERT SHAREHOLDER SERVICES, INC., AND THE ADVISOR GROUP, INC. DOB: 4/22/46. ADDRESS: 7315 WISCONSIN AVENUE, BETHESDA, MARYLAND 20814.
     *D. WAYNE SILBY, ESQ., PRESIDENT AND TRUSTEE. MR. SILBY IS A TRUSTEE/DIRECTOR OF EACH OF THE INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS, EXCEPT FOR CALVERT VARIABLE SERIES, INC. AND CALVERT NEW WORLD FUND, INC. HE IS THE PRESIDENT OF CALVERT SOCIAL INVESTMENT FUND. MR. SILBY IS EXECUTIVE CHAIRMAN OF GROUP SERVE, INC., AN INTERNET COMPANY FOCUSED ON COMMUNITY BUILDING COLLABORATIVE TOOLS, AND AN OFFICER, DIRECTOR AND SHAREHOLDER OF SILBY, GUFFEY & COMPANY, INC., WHICH SERVES AS GENERAL PARTNER OF CALVERT SOCIAL VENTURE
PARTNERS ("CSVP"). CSVP IS A VENTURE CAPITAL FIRM INVESTING IN SOCIALLY RESPONSIBLE SMALL COMPANIES. HE IS ALSO A DIRECTOR OF ACACIA MUTUAL LIFE INSURANCE COMPANY AND CHAIRMAN OF THE CALVERT SOCIAL INVESTMENT FOUNDATION. DOB:
7/20/48.  ADDRESS:  1715  18TH  STREET,  N.W.,  WASHINGTON,  D.C.  20009.
     RENO J. MARTINI, SENIOR VICE PRESIDENT. MR. MARTINI IS SENIOR VICE PRESIDENT OF CALVERT GROUP, LTD., AND SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER OF CALVERT ASSET MANAGEMENT COMPANY, INC. MR. MARTINI IS ALSO A DIRECTOR AND PRESIDENT OF CALVERT-SLOAN ADVISERS, L.L.C., AND A DIRECTOR AND OFFICER OF CALVERT NEW WORLD FUND. DOB: 1/13/50.
     RONALD M. WOLFSHEIMER, CPA, TREASURER. MR. WOLFSHEIMER IS SENIOR VICE PRESIDENT AND CHIEF FINANCIAL OFFICER OF CALVERT GROUP, LTD. AND ITS SUBSIDIARIES AND AN OFFICER OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS. MR. WOLFSHEIMER IS VICE PRESIDENT AND TREASURER OF CALVERT-SLOAN ADVISERS, L.L.C., AND A DIRECTOR OF CALVERT DISTRIBUTORS, INC.
DOB:  7/24/52.
     WILLIAM M. TARTIKOFF, ESQ., VICE PRESIDENT AND ASSISTANT SECRETARY. MR. TARTIKOFF IS AN OFFICER OF EACH OF THE INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS, AND IS SENIOR VICE PRESIDENT, SECRETARY, AND GENERAL COUNSEL OF CALVERT GROUP, LTD., AND EACH OF ITS SUBSIDIARIES. MR. TARTIKOFF IS ALSO VICE PRESIDENT AND SECRETARY OF CALVERT-SLOAN ADVISERS, L.L.C., A DIRECTOR OF CALVERT DISTRIBUTORS, INC., AND IS AN OFFICER OF ACACIA NATIONAL LIFE INSURANCE COMPANY.
DOB:  8/12/47.
     CATHERINE S. BARDSLEY, ESQ., SECRETARY. MS. BARDSLEY IS COUNSEL TO KIRKPATRICK & LOCKHART, LLP, THE FUND'S LEGAL COUNSEL. DOB: 10/4/49. ADDRESS:
1800  MASSACHUSETTS  AVENUE,  N.W.,  WASHINGTON,  D.C.  20036.
     DANIEL K. HAYES, VICE PRESIDENT. MR. HAYES IS VICE PRESIDENT OF CALVERT ASSET MANAGEMENT COMPANY, INC., AND IS AN OFFICER OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS, EXCEPT FOR CALVERT NEW WORLD FUND, INC. DOB: 9/9/50.
     SUSAN WALKER BENDER, ESQ., ASSISTANT SECRETARY. MS. BENDER IS ASSOCIATE GENERAL COUNSEL OF CALVERT GROUP, AND AN OFFICER OF EACH OF ITS SUBSIDIARIES AND CALVERT-SLOAN ADVISERS, L.L.C. SHE IS ALSO AN OFFICER OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS. DOB: 1/29/59.
     IVY WAFFORD DUKE, ESQ., ASSISTANT SECRETARY. MS. DUKE IS ASSOCIATE GENERAL COUNSEL OF CALVERT GROUP AND AN OFFICER OF EACH OF ITS SUBSIDIARIES AND CALVERT-SLOAN ADVISERS, L.L.C. SHE IS ALSO AN OFFICER OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS. SHE ALSO SERVES AS SECRETARY AND PROVIDES COUNSEL TO THE CALVERT SOCIAL INVESTMENT FOUNDATION. PRIOR TO WORKING AT CALVERT GROUP, MS. DUKE WAS AN ASSOCIATE IN THE INVESTMENT MANAGEMENT GROUP OF THE BUSINESS AND FINANCE DEPARTMENT AT DRINKER BIDDLE & REATH. DOB:
09/07/68.
     VICTOR FRYE, ESQ., ASSISTANT SECRETARY AND COMPLIANCE OFFICER. MR. FRYE IS COUNSEL AND COMPLIANCE OFFICER OF CALVERT GROUP AND AN OFFICER OF EACH OF ITS SUBSIDIARIES AND CALVERT-SLOAN ADVISERS, L.L.C. HE IS ALSO AN OFFICER OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS. PRIOR TO WORKING AT CALVERT GROUP, MR. FRYE WAS COUNSEL AND MANAGER OF THE COMPLIANCE DEPARTMENT AT THE ADVISORS GROUP. DOB: 10/15/58.

     THE ADDRESS OF TRUSTEE AND OFFICERS, UNLESS OTHERWISE NOTED, IS 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814. TRUSTEES AND OFFICERS OF THE FUND AS A GROUP OWN LESS THAN 1% OF ANY CLASS OF EACH PORTFOLIO'S OUTSTANDING SHARES. TRUSTEES MARKED WITH AN *, ABOVE, ARE "INTERESTED PERSONS" OF THE FUND, UNDER THE INVESTMENT COMPANY ACT OF 1940.
     MR. BAIRD, DR. MOLLNER, MS. ADAMSON, MS. JONES, AND REV. MORRIS SERVE ON THE FUND'S AUDIT COMMITTEE. MS. ADAMSON, DR. MOLLNER, AND MR. SILBY SERVE ON THE FUND'S HIGH SOCIAL IMPACT INVESTMENTS COMMITTEE WHICH ASSISTS THE FUND IN IDENTIFYING, EVALUATING AND SELECTING INVESTMENTS IN SECURITIES THAT OFFER A RATE OF RETURN BELOW THE THEN-PREVAILING MARKET RATE AND THAT PRESENT ATTRACTIVE OPPORTUNITIES FOR FURTHERING THE FUND'S SOCIAL CRITERIA. MS. JONES, REV. MORRIS, AND MESSRS. GUFFEY AND SILBY SERVE ON THE FUND'S SPECIAL EQUITIES COMMITTEE WHICH ASSISTS THE FUND IN IDENTIFYING, EVALUATING, AND SELECTING APPROPRIATE SPECIAL EQUITY INVESTMENT OPPORTUNITIES FOR THE FUND.
     THE ADVISORY COUNCIL IS A RESOURCE TO THE FUND'S BOARD OF TRUSTEES REGARDING COMMUNICATIONS NETWORKS FOR THE FUND AND THE APPLICATION AND REFINEMENT OF THE FUND'S SOCIAL CRITERIA. THE ADVISORY COUNCIL HAS NO POWER,
AUTHORITY, OR RESPONSIBILITY WITH RESPECT TO THE MANAGEMENT OF THE FUND OR THE CONDUCT OF THE AFFAIRS OF THE FUND. MESSRS. SILBY, GUFFEY AND MOLLNER, AND MS. KRUMSIEK SERVE AS DIRECTORS OF THE CALVERT SOCIAL INVESTMENT FOUNDATION, A NON-PROFIT ORGANIZATION FORMED TO INCREASE AWARENESS AND EDUCATE THE GENERAL PUBLIC ABOUT THE BENEFITS OF SOCIALLY CONSCIOUS INVESTING. THE FOUNDATION IS NOT DIRECTLY AFFILIATED WITH CALVERT GROUP.
     FROM TIME TO TIME, THE FUND MAY MAKE CHARITABLE CONTRIBUTIONS TO GROUPS INTENDED TO FURTHER THE FUND'S SOCIAL PURPOSE, INCLUDING BUT NOT LIMITED TO EDUCATING INVESTORS ABOUT SOCIALLY RESPONSIBLE INVESTING.
     DURING FISCAL 1999, TRUSTEES OF THE FUND NOT AFFILIATED WITH THE FUND'S ADVISOR WERE PAID $39,781 BY THE MONEY MARKET PORTFOLIO, $142,545 BY THE BALANCED PORTFOLIO, $15,264 BY THE BOND PORTFOLIO, $37,479 BY THE EQUITY PORTFOLIO, AND $8,228 BY THE MANAGED INDEX PORTFOLIO. TRUSTEES OF THE FUND NOT AFFILIATED WITH THE ADVISOR PRESENTLY RECEIVE AN ANNUAL FEE OF $20,500 FOR SERVICE AS A MEMBER OF THE BOARD OF TRUSTEES OF THE CALVERT GROUP OF FUNDS, AND A FEE OF $750 TO $1500 FOR EACH REGULAR BOARD OR COMMITTEE MEETING ATTENDED; SUCH FEES ARE ALLOCATED AMONG THE RESPECTIVE PORTFOLIOS BASED UPON THEIR RELATIVE NET ASSETS. TRUSTEES WHO SERVE ONLY THE CSIF BOARD RECEIVE AN ANNUAL FEE OF $15,430, PLUS $600 FOR EACH BOARD AND COMMITTEE MEETING ATTENDED.
     TRUSTEES OF THE FUND NOT AFFILIATED WITH THE FUND'S ADVISOR MAY ELECT TO DEFER RECEIPT OF ALL OR A PERCENTAGE OF THEIR FEES AND INVEST THEM IN ANY FUND IN THE CALVERT FAMILY OF FUNDS THROUGH THE TRUSTEES DEFERRED COMPENSATION PLAN (SHOWN AS "PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES," BELOW). DEFERRAL OF THE FEES IS DESIGNED TO MAINTAIN THE PARTIES IN THE SAME POSITION AS IF THE FEES WERE PAID ON A CURRENT BASIS. MANAGEMENT BELIEVES THIS WILL HAVE A NEGLIGIBLE EFFECT ON THE FUND'S ASSETS, LIABILITIES, NET ASSETS, AND NET INCOME PER SHARE.

                           TRUSTEE COMPENSATION TABLE
                                FISCAL YEAR 1999
                               (UNAUDITED NUMBERS)

     AGGREGATE  COMPENSATION     PENSION  OR  RETIREMENT     TOTAL  COMPENSATION
FROM
     FROM REGISTRANT FOR SERVICE     BENEFITS ACCRUED AS PART     REGISTRANT AND
FUND
NAME  OF  TRUSTEE/OFFICER     AS  TRUSTEE/OFFICER     OF  REGISTRANT  EXPENSES*
COMPLEX  PAID  TO  TRUSTEE**

REBECCA  ADAMSON     $32,283     $0     $32,283
RICHARD  L.  BAIRD,  JR.     $2,999     $0     $39,250
JOHN  G.  GUFFEY,  JR.     $11,114     $1,896     $56,365
JOY  V.  JONES     $29,580     $0     $29,580
TERRENCE  J.  MOLLNER     $24,830     $0     $33,830
SYDNEY  AMARA  MORRIS     $22,630     $12,000     $22,630
D.  WAYNE  SILBY     $20,332     $0     $60,831

*MS. ADAMSON, MS. JONES, REV. MORRIS, AND MR. GUFFEY HAVE CHOSEN TO DEFER A PORTION OF THEIR COMPENSATION. AS OF SEPTEMBER 30, 1999, TOTAL DEFERRED COMPENSATION, INCLUDING DIVIDENDS AND CAPITAL APPRECIATION, WAS $54,604, $17,765, $31,559 AND $11,022, FOR EACH OF THEM, RESPECTIVELY.
**AS OF SEPTEMBER 30, 1999, THE FUND COMPLEX CONSISTS OF NINE (9) REGISTERED INVESTMENT COMPANIES.

                        INVESTMENT ADVISOR AND SUBADVISOR
                        ---------------------------------

     THE FUND'S INVESTMENT ADVISOR IS CALVERT ASSET MANAGEMENT COMPANY, INC., 4550 MONTGOMERY AVENUE, 1000N, BETHESDA, MARYLAND 20814, A SUBSIDIARY OF CALVERT GROUP LTD., WHICH IS A SUBSIDIARY OF ACACIA MUTUAL LIFE INSURANCE COMPANY OF WASHINGTON, D.C. ("ACACIA"). ACACIA IS A SUBSIDIARY OF AMERITAS ACACIA MUTUAL HOLDING COMPANY. UNDER THE ADVISORY CONTRACT, THE ADVISOR PROVIDES INVESTMENT ADVICE TO THE FUND AND OVERSEES ITS DAY-TO-DAY OPERATIONS, SUBJECT TO DIRECTION AND CONTROL BY THE FUND'S BOARD OF TRUSTEES. THE ADVISOR PROVIDES THE FUNDS WITH INVESTMENT SUPERVISION AND MANAGEMENT, AND OFFICE SPACE; FURNISHES EXECUTIVE AND OTHER PERSONNEL TO THE FUNDS; AND PAYS THE SALARIES AND FEES OF ALL TRUSTEES/DIRECTORS WHO ARE EMPLOYEES OF THE ADVISOR OR ITS AFFILIATES. THE FUND PAYS ALL OTHER ADMINISTRATIVE AND OPERATING EXPENSES, INCLUDING: CUSTODIAL, REGISTRAR, DIVIDEND DISBURSING AND TRANSFER AGENCY FEES; ADMINISTRATIVE SERVICE FEES; FEDERAL AND STATE SECURITIES REGISTRATION FEES; SALARIES, FEES AND EXPENSES OF TRUSTEES, EXECUTIVE OFFICERS AND EMPLOYEES OF THE FUND, AND ADVISORY COUNCIL MEMBERS, WHO ARE NOT EMPLOYEES OF THE ADVISOR OR OF ITS AFFILIATES; INSURANCE PREMIUMS; TRADE ASSOCIATION DUES; LEGAL AND AUDIT FEES; INTEREST, TAXES AND OTHER BUSINESS FEES; EXPENSES OF PRINTING AND MAILING REPORTS, NOTICES, PROSPECTUSES, AND PROXY MATERIAL TO SHAREHOLDERS; ANNUAL SHAREHOLDERS' MEETING EXPENSES; AND BROKERAGE COMMISSIONS AND OTHER COSTS ASSOCIATED WITH THE PURCHASE AND SALE OF PORTFOLIO SECURITIES.
     UNDER A NEW ADVISORY AGREEMENT APPROVED BY SHAREHOLDERS IN EARLY 1999, THE ADVISOR RECEIVES AN ANNUAL FEE, PAYABLE MONTHLY, OF 0.425% OF THE FIRST $500 MILLION OF THE BALANCED PORTFOLIO'S AVERAGE DAILY NET ASSETS, 0.40% OF THE NEXT $500 MILLION OF SUCH ASSETS, AND 0.375% OF ALL ASSETS ABOVE $1 BILLION; 0.35% OF THE BOND PORTFOLIO'S AVERAGE DAILY NET ASSETS; 0.50% OF THE EQUITY PORTFOLIO'S AVERAGE DAILY NET ASSETS; 0.30% OF THE MONEY MARKET PORTFOLIO'S AVERAGE DAILY NET ASSETS AND 0.60% OF THE MANAGED INDEX PORTFOLIO'S AVERAGE DAILY NET ASSETS.
     THE ADVISOR RESERVES THE RIGHT TO (I) WAIVE ALL OR A PART OF ITS FEE; (II) REIMBURSE THE FUND FOR EXPENSES; AND (III) PAY BROKER-DEALERS IN CONSIDERATION OF THEIR PROMOTIONAL OR ADMINISTRATIVE SERVICES.
THE ADVISOR MAY, BUT IS NOT REQUIRED TO WAIVE CURRENT PAYMENT OF ITS FEES, OR TO REIMBURSE EXPENSES OF THE FUND. THE ADVISOR HAS AGREED TO REIMBURSE THE MONEY MARKET, BALANCED, AND BOND PORTFOLIOS FOR THEIR RESPECTIVE OPERATING EXPENSES (EXCLUDING BROKERAGE, TAXES, INTEREST, DISTRIBUTION PLAN EXPENSES AND
EXTRAORDINARY ITEMS,) EXCEEDING, ON A PRO RATA BASIS, 1.5% OF THE FIRST $30 MILLION OF THE RESPECTIVE PORTFOLIO'S AVERAGE DAILY NET ASSETS, AND 1% OF SUCH ASSETS IN EXCESS OF $30 MILLION.
ANY FEES THE CURRENT PAYMENT OF WHICH IS WAIVED BY THE ADVISOR AND ANY EXPENSES PAID ON BEHALF OF OR REIMBURSED TO THE MANAGED INDEX PORTFOLIO BY THE ADVISOR THROUGH FEBRUARY 29, 2000, MAY BE RECAPTURED BY THE ADVISOR FROM THE PORTFOLIO DURING THE TWO YEARS BEGINNING MARCH 1, 2000, AND ENDING FEBRUARY 28, 2002. SUCH RECAPTURE SHALL ONLY BE MADE TO THE EXTENT THAT IT DOES NOT RESULT IN THE PORTFOLIO'S CLASS A AGGREGATE EXPENSES EXCEEDING ON AN ANNUAL BASIS 2.00% OF CLASS A AVERAGE DAILY NET ASSETS, AND 3.25%, 3.25%, AND 1.25%, RESPECTIVELY, FOR CLASS B, CLASS C AND CLASS I. THE ADVISOR MAY VOLUNTARILY MAKE ADDITIONAL FEE WAIVERS OR EXPENSE REIMBURSEMENTS WITH RESPECT TO THE PORTFOLIO FROM MARCH 1, 2000 THROUGH FEBRUARY 28, 2002, ("ADDITIONAL PERIOD"); PROVIDED, HOWEVER, THAT:
(A) ANY FEES THE CURRENT PAYMENT OF WHICH IS WAIVED BY THE ADVISOR AND ANY EXPENSES PAID ON BEHALF OF OR REIMBURSED TO THE PORTFOLIO BY THE ADVISOR DURING THE ADDITIONAL PERIOD MAY BE RECAPTURED BY THE ADVISOR FROM THE PORTFOLIO DURING THE TWO YEARS BEGINNING ON MARCH 1, 2002 AND ENDING FEBRUARY 29, 2004 AND (B) SUCH RECAPTURE SHALL ONLY BE MADE TO THE EXTENT THAT IT DOES NOT RESULT IN THE PORTFOLIO'S CLASS A AGGREGATE EXPENSES EXCEEDING ON AN ANNUAL BASIS 2.00% OF CLASS A AVERAGE DAILY NET ASSETS, AND 3.25%, 3.25% AND 1.25%, RESPECTIVELY, FOR CLASS B, CLASS C AND CLASS I.
FOR THOSE PORTFOLIOS WITH MULTIPLE CLASSES, INVESTMENT ADVISORY FEES ARE ALLOCATED AS A PORTFOLIO-LEVEL EXPENSE BASED ON NET ASSETS.
     THE ADVISORY FEES PAID TO THE ADVISOR BY THE MONEY MARKET PORTFOLIO FOR THE FISCAL YEARS ENDED SEPTEMBER 30, 1997, 1998, AND 1999 WERE $829,686, $846,146,
AND $713,040, RESPECTIVELY. THE ADVISORY FEES PAID TO THE ADVISOR BY THE BALANCED PORTFOLIO FOR THE SAME YEARS WERE $3,739,407, $4,374,411, AND $3,809,681, RESPECTIVELY. THE ADVISORY FEES PAID TO THE ADVISOR FOR THESE YEARS BY THE BOND PORTFOLIO WERE $363,612, $345,357, AND $301,347; BY THE EQUITY PORTFOLIO $683,046, $889,599, AND $896,683; AND BY THE MANAGED INDEX PORTFOLIO $54,079 (DATE OF INCEPTION APRIL 15, 1998) AND $189,815, FOR 1999. THESE FIGURES ARE NET OF THE FOLLOWING CREDITS: BOND PORTFOLIO.

SUBADVISORS

     BROWN CAPITAL MANAGEMENT, INC. IS CONTROLLED BY EDDIE C. BROWN. IT RECEIVES A SUBADVISORY FEE, PAID BY THE ADVISOR, OF 0.25% OF NET ASSETS IT MANAGES FOR THE BALANCED PORTFOLIO.

     NCM CAPITAL MANAGEMENT GROUP, INC. IS A SUBSIDIARY OF THE NORTH CAROLINA MUTUAL LIFE INSURANCE COMPANY. IT RECEIVES A SUBADVISORY FEE, PAID BY THE
ADVISOR,  OF  0.25%  OF  NET  ASSETS  IT  MANAGES  FOR  THE  BALANCED PORTFOLIO.

     ATLANTA CAPITAL MANAGEMENT COMPANY IS OWNED AND OPERATED BY DAN BOONE, GREG COLEMAN, JERRY DE VORE, BILL HACKNEY, MARILYN R. IRVIN, DALLAS LUNDY, CHIP REAMES, AND CHRIS REYNOLDS. IT RECEIVES A SUBADVISORY FEE, PAID BY THE ADVISOR, OF 0.30% OF THE ASSETS IT MANAGES FOR THE EQUITY PORTFOLIO.

     STATE STREET GLOBAL ADVISORS IS A DIVISION OF STATE STREET BANK AND TRUST. IT RECEIVES A SUBADVISORY FEE PAID BY THE ADVISOR, OF 0.35% OF THE MANAGED INDEX PORTFOLIO'S FIRST $100 MILLION OF AVERAGE NET ASSETS AND 0.25% OF ANY SUCH
ASSETS  OVER  $100  MILLION,  SUBJECT  TO  A  MINIMUM  ANNUAL  FEE  OF $150,000.

     THE FUND HAS RECEIVED AN EXEMPTIVE ORDER TO PERMIT THE FUND AND THE ADVISOR TO ENTER INTO AND MATERIALLY AMEND THE INVESTMENT SUBADVISORY AGREEMENT WITHOUT SHAREHOLDER APPROVAL. WITHIN 90 DAYS OF THE HIRING OF ANY SUBADVISOR OR THE IMPLEMENTATION OF ANY PROPOSED MATERIAL CHANGE IN THE INVESTMENT SUBADVISORY AGREEMENT, THE PORTFOLIO WILL FURNISH ITS SHAREHOLDERS INFORMATION ABOUT THE NEW SUBADVISOR OR INVESTMENT SUBADVISORY AGREEMENT THAT WOULD BE INCLUDED IN A PROXY STATEMENT. SUCH INFORMATION WILL INCLUDE ANY CHANGE IN SUCH DISCLOSURE CAUSED BY THE ADDITION OF A NEW SUBADVISOR OR ANY PROPOSED MATERIAL CHANGE IN THE INVESTMENT SUBADVISORY AGREEMENT OF THE PORTFOLIO. THE PORTFOLIO WILL MEET THIS CONDITION BY PROVIDING SHAREHOLDERS, WITHIN 90 DAYS OF THE HIRING OF THE
SUBADVISOR OR IMPLEMENTATION OF ANY MATERIAL CHANGE TO THE TERMS OF AN INVESTMENT SUBADVISORY AGREEMENT, WITH AN INFORMATION STATEMENT TO THIS EFFECT.

                          ADMINISTRATIVE SERVICES AGENT
                          -----------------------------

     CALVERT ADMINISTRATIVE SERVICES COMPANY ("CASC"), AN AFFILIATE OF THE ADVISOR, HAS BEEN RETAINED BY THE FUND TO PROVIDE CERTAIN ADMINISTRATIVE
SERVICES NECESSARY TO THE CONDUCT OF ITS AFFAIRS, INCLUDING THE PREPARATION OF REGULATORY FILINGS AND SHAREHOLDER REPORTS. FOR PROVIDING SUCH SERVICES, CASC RECEIVES AN ANNUAL ADMINISTRATIVE SERVICE FEE PAYABLE MONTHLY (AS A PERCENTAGE OF NET ASSETS) AS FOLLOWS:

          CLASS  A,  B,  AND  C     CLASS  I
     BALANCED     0.275%     0.125%
     BOND     0.30%     0.10%
     EQUITY     0.20%     0.10%
     MANAGED  INDEX     0.15%     0.10%
     MONEY  MARKET     0.20%     N/A

     THE ADMINISTRATIVE FEES PAID TO CASC BY THE MANAGED INDEX PORTFOLIO FROM ITS INCEPTION THROUGH SEPTEMBER 30, 1998, WAS $9,840 AND FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1999, WAS $38,282. THE ADMINISTRATIVE FEES PAID TO CASC BY THE BALANCED PORTFOLIO, BOND PORTFOLIO, EQUITY PORTFOLIO AND MONEY MARKET PORTFOLIO FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1999, WERE $1,246,925, $83,992, $ 223,502, AND $226,646, RESPECTIVELY. NO SUCH FEES WERE PAID FOR ANY EARLIER PERIODS BY ANY PORTFOLIO. ADMINISTRATIVE SERVICES FEES ARE ALLOCATED AMONG CLASSES AS A CLASS-LEVEL EXPENSE BASED ON NET ASSETS.

                             METHOD OF DISTRIBUTION
                             ----------------------

     CALVERT DISTRIBUTORS, INC. ("CDI") IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR FOR THE FUND. CDI IS AN AFFILIATE OF THE FUND'S ADVISOR. UNDER THE TERMS OF ITS UNDERWRITING AGREEMENT WITH THE FUNDS, CDI MARKETS AND DISTRIBUTES THE FUND'S SHARES AND IS RESPONSIBLE FOR PREPARING ADVERTISING AND SALES LITERATURE, AND PRINTING AND MAILING PROSPECTUSES TO PROSPECTIVE INVESTORS.
     PURSUANT TO RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940, THE FUND HAS ADOPTED DISTRIBUTION PLANS (THE "PLANS") WHICH PERMIT THE FUND TO PAY CERTAIN EXPENSES ASSOCIATED WITH THE DISTRIBUTION AND SERVICING OF ITS SHARES. SUCH EXPENSES FOR CLASS A SHARES MAY NOT EXCEED, ON AN ANNUAL BASIS, 0.35% OF THE BALANCED, EQUITY AND BOND PORTFOLIOS' RESPECTIVE AVERAGE DAILY NET ASSETS
AND 0.25% OF THE MONEY MARKET AND MANAGED INDEX PORTFOLIOS' AVERAGE DAILY NET ASSETS. HOWEVER, THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT, UNTIL FURTHER ACTION BY THE BOARD, NO PORTFOLIO SHALL PAY CLASS A DISTRIBUTION EXPENSES IN
EXCESS OF 0.25% OF ITS AVERAGE DAILY NET ASSETS; AND FURTHER, THAT CLASS A DISTRIBUTION EXPENSES ONLY BE CHARGED ON THE AVERAGE DAILY NET ASSETS OF THE BALANCED PORTFOLIO IN EXCESS OF $30,000,000.
     EXPENSES UNDER THE FUND'S CLASS B AND CLASS C PLANS MAY NOT EXCEED, ON AN ANNUAL BASIS, 1.00% OF THE BALANCED, BOND, EQUITY AND MANAGED INDEX PORTFOLIOS' CLASS B AND CLASS C AVERAGE DAILY NET ASSETS, RESPECTIVELY. CLASS A DISTRIBUTION PLANS REIMBURSE CDI ONLY FOR EXPENSES IT INCURS, WHILE THE CLASS B AND C DISTRIBUTION PLANS COMPENSATE CDI AT A SET RATE REGARDLESS OF CDI'S EXPENSES.
     THE FUND'S DISTRIBUTION PLANS WERE APPROVED BY THE BOARD OF TRUSTEES, INCLUDING THE TRUSTEES WHO ARE NOT "INTERESTED PERSONS" OF THE FUND (AS THAT TERM IS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940) AND WHO HAVE NO DIRECT OR INDIRECT FINANCIAL INTEREST IN THE OPERATION OF THE PLANS OR IN ANY AGREEMENTS RELATED TO THE PLANS. THE SELECTION AND NOMINATION OF THE TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE FUND IS COMMITTED TO THE DISCRETION OF SUCH DISINTERESTED TRUSTEES. IN ESTABLISHING THE PLANS, THE TRUSTEES CONSIDERED VARIOUS FACTORS INCLUDING THE AMOUNT OF THE DISTRIBUTION EXPENSES. THE TRUSTEES DETERMINED THAT THERE IS A REASONABLE LIKELIHOOD THAT THE PLANS WILL BENEFIT THE FUND AND ITS SHAREHOLDERS, INCLUDING ECONOMIES OF SCALE AT HIGHER ASSET LEVELS, BETTER INVESTMENT OPPORTUNITIES AND MORE FLEXIBILITY IN MANAGING A GROWING PORTFOLIO.
     THE PLANS MAY BE TERMINATED BY VOTE OF A MAJORITY OF THE NON-INTERESTED TRUSTEES WHO HAVE NO DIRECT OR INDIRECT FINANCIAL INTEREST IN THE PLANS, OR BY VOTE OF A MAJORITY OF THE OUTSTANDING SHARES OF THE AFFECTED CLASS OR PORTFOLIO OF THE FUND. IF THE FUND SHOULD EVER SWITCH TO A NEW PRINCIPAL UNDERWRITER WITHOUT TERMINATING THE CLASS B PLAN, THE FEE WOULD BE PRORATED BETWEEN CDI AND THE NEW PRINCIPAL UNDERWRITER. ANY CHANGE IN THE PLANS THAT WOULD MATERIALLY
INCREASE THE DISTRIBUTION COST TO A PORTFOLIO REQUIRES APPROVAL OF THE SHAREHOLDERS OF THE AFFECTED CLASS; OTHERWISE, THE PLANS MAY BE AMENDED BY THE TRUSTEES, INCLUDING A MAJORITY OF THE NON-INTERESTED TRUSTEES AS DESCRIBED ABOVE. THE PLANS WILL CONTINUE IN EFFECT FOR SUCCESSIVE ONE-YEAR TERMS PROVIDED THAT SUCH CONTINUANCE IS SPECIFICALLY APPROVED BY: (I) THE VOTE OF A MAJORITY OF THE TRUSTEES WHO ARE NOT PARTIES TO THE PLANS OR INTERESTED PERSONS OF ANY SUCH PARTY AND WHO HAVE NO DIRECT OR INDIRECT FINANCIAL INTEREST IN THE PLANS, AND
(II)  THE  VOTE  OF  A  MAJORITY  OF  THE  ENTIRE  BOARD  OF  TRUSTEES.
     APART FROM THE PLANS, THE ADVISOR AND CDI, AT THEIR OWN EXPENSE, MAY INCUR COSTS AND PAY EXPENSES ASSOCIATED WITH THE DISTRIBUTION OF SHARES OF THE FUND. THE ADVISOR AND/OR CDI HAS AGREED TO PAY CERTAIN FIRMS COMPENSATION BASED ON SALES OF FUND SHARES OR ON ASSETS HELD IN THOSE FIRM'S ACCOUNTS FOR THEIR MARKETING AND DISTRIBUTION OF THE FUND SHARES, ABOVE THE USUAL SALES CHARGES AND SERVICE FEES. THIS LIST MAY BE CHANGED FROM TIME TO TIME. AS OF DECEMBER 31, 1999, THE ADVISOR AND/OR CDI HAD SPECIAL ARRANGEMENTS WITH THE FOLLOWING FIRMS:
FIDELITY,  MORGAN  STANLEY  DEAN  WITTER,  PRUDENTIAL  SECURITIES, SALOMON SMITH
BARNEY, AMERICAN EXPRESS FINANCIAL ADVISORS, MERRILL LYNCH, AND THE ADVISORS GROUP.
     CDI, MAKES A CONTINUOUS OFFERING OF THE FUND'S SECURITIES ON A "BEST EFFORTS" BASIS. UNDER THE TERMS OF THE AGREEMENT, CDI IS ENTITLED TO RECEIVE, PURSUANT TO THE DISTRIBUTION PLANS, A DISTRIBUTION FEE AND A SERVICE FEE FROM THE FUND BASED ON THE AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO'S RESPECTIVE CLASSES. THESE FEES ARE PAID PURSUANT TO THE FUND'S DISTRIBUTION PLAN. TOTAL DISTRIBUTION PLAN EXPENSES PAID TO CDI BY THE FUND FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1999 WERE $1,745,398 FOR CLASS A, $65,329 FOR CLASS B AND $133,012 FOR CLASS C FOR THE BALANCED PORTFOLIO. TOTAL DISTRIBUTION PLAN EXPENSES PAID TO CDI BY THE FUND FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1999 WERE $133,657 FOR CLASS A, $18,171 FOR CLASS B AND $12,147 FOR CLASS C FOR THE BOND PORTFOLIO. TOTAL DISTRIBUTION PLAN EXPENSES PAID TO CDI BY THE FUND FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1999 WERE $373,197 FOR CLASS A, $45,687 FOR CLASS B AND $83,727 FOR CLASS C FOR THE EQUITY PORTFOLIO. TOTAL DISTRIBUTION PLAN EXPENSES PAID TO CDI BY THE FUND FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1999 WERE $22,697 FOR CLASS A, $27,946 FOR CLASS B AND $14,179 FOR CLASS C FOR THE MANAGED INDEX PORTFOLIO. FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1999, THE FUND'S DISTRIBUTION PLAN EXPENSES FOR EACH CLASS WERE SPENT FOR THE FOLLOWING PURPOSES:

MONEY  MARKET

     THE  PORTFOLIO  HAS  NEVER  PAID  DISTRIBUTION  PLAN  EXPENSES.

BALANCED
                    CLASS  A          CLASS  B          CLASS C          CLASS I
COMPENSATION  TO  BROKER-DEALERS     $1,022,462     $10,345          $80,656
N/A
COMPENSATION  TO  SALES  PERSONNEL     $79,812          $9,365          $6,753
N/A
ADVERTISING               $384,375          $45,104          $32,523
N/A
PRINTING  AND  MAILING  OF  PROSPECTUSES
  TO  OTHER  THAN  CURRENT  SHAREHOLDERS     $154,554          $18,136
$13,078          N/A
COMPENSATION  TO  UNDERWRITERS     $104,198          $0          $0          N/A
INTEREST,  FINANCING  CHARGES          --          --          --          N/A
OTHER                    --          --          --          N/A

BOND
                    CLASS  A          CLASS  B          CLASS C          CLASS I
COMPENSATION  TO  BROKER-DEALERS     $129,891          $4,543          $1,047
N/A
COMPENSATION  TO  SALES  PERSONNEL     $1,230          $5,024          $4,093
N/A
ADVERTISING               $1,585          $6,475          $5,273          N/A
PRINTING  AND  MAILING  OF  PROSPECTUSES
  TO  OTHER  THAN  CURRENT SHAREHOLDERS     $521          $2,128          $1,734
N/A
COMPENSATION  TO  UNDERWRITERS     $430          $0          $0          N/A
INTEREST,  FINANCING  CHARGES          --          --          --          N/A
OTHER                    --          --          --          N/A

EQUITY
                    CLASS  A          CLASS  B          CLASS C          CLASS I
COMPENSATION  TO  BROKER-DEALERS     $348,812          $7,447          $59,899
N/A
COMPENSATION  TO  SALES  PERSONNEL     $5,775          $10,389          $6,473
N/A
ADVERTISING               $10,688          $19,226          $11,979          N/A
PRINTING  AND  MAILING  OF  PROSPECTUSES
  TO  OTHER THAN CURRENT SHAREHOLDERS     $4,796          $8,628          $5,375
N/A
COMPENSATION  TO  UNDERWRITERS     $3,126          $0          $0          N/A
INTEREST,  FINANCING  CHARGES          --          --          --          N/A
OTHER                    --          --          --          N/A

MANAGED  INDEX
                    CLASS  A          CLASS  B          CLASS C          CLASS I
COMPENSATION  TO  BROKER-DEALERS     $18,299          $4,511          $1,698
N/A
COMPENSATION  TO  SALES  PERSONNEL     $1,153          $6,389          $3,402
N/A
ADVERTISING               $1,935          $10,722          $5,709          N/A
PRINTING  AND  MAILING  OF  PROSPECTUSES
  TO  OTHER THAN CURRENT SHAREHOLDERS     $1,142          $6,328          $3,369
N/A
COMPENSATION  TO  UNDERWRITERS     $169          $0          $0          N/A
INTEREST,  FINANCING  CHARGES          --          --          --          N/A
OTHER                    --          --          --          N/A

BALANCED,  EQUITY,  AND  MANAGED  INDEX  PORTFOLIOS
CLASS  A  SHARES ARE OFFERED AT NET ASSET VALUE PLUS A FRONT-END SALES CHARGE AS
FOLLOWS:

     AS  A  %  OF     AS  A  %  OF     ALLOWED  TO
AMOUNT  OF     OFFERING     NET  AMOUNT     BROKERS  AS  A  %  OF
INVESTMENT     PRICE     INVESTED     OFFERING  PRICE
LESS  THAN  $50,000     4.75%     4.99%     4.00%
$50,000  BUT  LESS  THAN  $100,000     3.75%     3.90%     3.00%
$100,000  BUT  LESS  THAN  $250,000     2.75%     2.83%     2.25%
$250,000  BUT  LESS  THAN  $500,000     1.75%     1.78%     1.25%
$500,000  BUT  LESS  THAN  $1,000,000     1.00%     1.01%     0.80%
$1,000,000  AND  OVER     0.00%     0.00%     0.00%

BOND  PORTFOLIO
CLASS  A  SHARES ARE OFFERED AT NET ASSET VALUE PLUS A FRONT-END SALES CHARGE AS
FOLLOWS:

     AS  A  %  OF     AS  A  %  OF     ALLOWED  TO
AMOUNT  OF     OFFERING     NET  AMOUNT     BROKERS  AS  A  %  OF
INVESTMENT     PRICE     INVESTED     OFFERING  PRICE
LESS  THAN  $50,000     3.75%     3.90%     3.00%
$50,000  BUT  LESS  THAN  $100,000     3.00%     3.09%     2.25%
$100,000  BUT  LESS  THAN  $250,000     2.25%     2.30%     1.75%
$250,000  BUT  LESS  THAN  $500,000     1.75%     1.78%     1.25%
$500,000  BUT  LESS  THAN  $1,000,000     1.00%     1.01%     0.80%
$1,000,000  AND  OVER     0.00%     0.00%     0.00%

     CDI RECEIVES ANY FRONT-END SALES CHARGE OR CDSC PAID. A PORTION OF THE FRONT-END SALES CHARGE MAY BE REALLOWED TO DEALERS. THE AGGREGATE AMOUNT OF SALES CHARGES (GROSS UNDERWRITING COMMISSIONS) AND, FOR CLASS A ONLY, THE NET AMOUNT RETAINED BY CDI (I.E., NOT REALLOWED TO DEALERS) FOR THE LAST THREE FISCAL YEARS ARE:

FISCAL  YEAR          1997               1998                    1999
CLASS  A     GROSS     NET     GROSS     NET     GROSS     NET
BALANCED     $934,782     $331,679     $969,119     $356,525     $824,681
$271,056
BOND     $136,085     $53,362     $138,075     $54,024     $139,354     $45,110
EQUITY     $557,333     $211,952     $585,617     $216,176     $397,125
$134,333
MANAGED  INDEX     N/A     N/A          $32,049     $4,026     $103,336
$34,279

FISCAL  YEAR          1997     1998     1999
CLASS  B
BALANCED     NA     $309          $14,358
BOND     NA     $0          $1,649
EQUITY     NA     $1,517          $10,382
MANAGED  INDEX     NA     $164          $8,065

FISCAL  YEAR          1997     1998     1999
CLASS  C
BALANCED     NA     $36          $1,072
BOND     NA     $0          $514
EQUITY     NA     $13          $916
MANAGED  INDEX     NA     $0          $222

     FUND TRUSTEES AND CERTAIN OTHER AFFILIATED PERSONS OF THE FUND ARE EXEMPT FROM THE SALES CHARGE SINCE THE DISTRIBUTION COSTS ARE MINIMAL TO PERSONS ALREADY FAMILIAR WITH THE FUND. OTHER GROUPS (E.G., GROUP RETIREMENT PLANS) ARE EXEMPT DUE TO ECONOMIES OF SCALE IN DISTRIBUTION. SEE EXHIBIT A TO THE PROSPECTUS.

                    TRANSFER AND SHAREHOLDER SERVICING AGENTS
                    -----------------------------------------

     NATIONAL FINANCIAL DATA SERVICES, INC. ("NFDS"), A SUBSIDIARY OF STATE STREET BANK & TRUST, HAS BEEN RETAINED BY THE FUND TO ACT AS TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. THESE RESPONSIBILITIES INCLUDE: RESPONDING TO CERTAIN SHAREHOLDER INQUIRIES AND INSTRUCTIONS, CREDITING AND DEBITING SHAREHOLDER ACCOUNTS FOR PURCHASES AND REDEMPTIONS OF FUND SHARES AND CONFIRMING SUCH TRANSACTIONS, AND DAILY UPDATING OF SHAREHOLDER ACCOUNTS TO REFLECT DECLARATION AND PAYMENT OF DIVIDENDS.
     CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), A SUBSIDIARY OF CALVERT GROUP, LTD. AND ACACIA MUTUAL, HAS BEEN RETAINED BY THE FUND TO ACT AS SHAREHOLDER
SERVICING AGENT. SHAREHOLDER SERVICING RESPONSIBILITIES INCLUDE RESPONDING TO SHAREHOLDER INQUIRIES AND INSTRUCTIONS CONCERNING THEIR ACCOUNTS, ENTERING ANY TELEPHONED PURCHASES OR REDEMPTIONS INTO THE NFDS SYSTEM, MAINTENANCE OF BROKER-DEALER DATA, AND PREPARING AND DISTRIBUTING STATEMENTS TO SHAREHOLDERS REGARDING THEIR ACCOUNTS.
     FOR THESE SERVICES, NFDS AND CSSI RECEIVE A FEE BASED ON THE NUMBER OF SHAREHOLDER ACCOUNTS AND TRANSACTIONS.

                             PORTFOLIO TRANSACTIONS
                             ----------------------

     PORTFOLIO TRANSACTIONS ARE UNDERTAKEN ON THE BASIS OF THEIR DESIRABILITY FROM AN INVESTMENT STANDPOINT. THE FUND'S ADVISOR AND SUBADVISORS MAKE INVESTMENT DECISIONS AND THE CHOICE OF BROKERS AND DEALERS UNDER THE DIRECTION AND SUPERVISION OF THE FUND'S BOARD OF TRUSTEES.
     BROKER-DEALERS WHO EXECUTE PORTFOLIO TRANSACTIONS ON BEHALF OF THE FUND ARE SELECTED ON THE BASIS OF THEIR EXECUTION CAPABILITY AND TRADING EXPERTISE CONSIDERING, AMONG OTHER FACTORS, THE OVERALL REASONABLENESS OF THE BROKERAGE COMMISSIONS, CURRENT MARKET CONDITIONS, SIZE AND TIMING OF THE ORDER, DIFFICULTY OF EXECUTION, PER SHARE PRICE, MARKET FAMILIARITY, RELIABILITY, INTEGRITY, AND FINANCIAL CONDITION, SUBJECT TO THE ADVISOR/SUBADVISOR OBLIGATION TO SEEK BEST EXECUTION. THE ADVISOR OR SUBADVISOR MAY ALSO CONSIDER SALES OF FUND SHARES AS A FACTOR IN THE SELECTION OF BROKERS.
     FOR  THE  LAST  THREE FISCAL YEARS, TOTAL BROKERAGE COMMISSIONS PAID ARE AS
FOLLOWS:

          1997     1998     1999
     BALANCED     $547,048     $542,108     $552,292
     EQUITY     $329,488     $487,723     $213,314*
     BOND     $0     $0     $0
     MANAGED  INDEX     $0     $9,405     $19,518

*1998  WAS HIGHER DUE TO NEW SUBADVISOR TAKING OVER MANAGEMENT OF THE PORTFOLIO.

THE FUND DID NOT PAY ANY BROKERAGE COMMISSIONS TO AFFILIATED PERSONS DURING THE LAST THREE FISCAL YEARS.

WHILE THE FUND'S ADVISOR AND SUBADVISOR(S) SELECT BROKERS PRIMARILY ON THE BASIS OF BEST EXECUTION, IN SOME CASES THEY MAY DIRECT TRANSACTIONS TO BROKERS BASED ON THE QUALITY AND AMOUNT OF THE RESEARCH AND RESEARCH-RELATED SERVICES WHICH THE BROKERS PROVIDE TO THEM. THESE RESEARCH SERVICES INCLUDE ADVICE, EITHER DIRECTLY OR THROUGH PUBLICATIONS OR WRITINGS, AS TO THE VALUE OF SECURITIES, THE ADVISABILITY OF INVESTING IN, PURCHASING OR SELLING SECURITIES, AND THE AVAILABILITY OF SECURITIES OR PURCHASERS OR SELLERS OF SECURITIES; FURNISHING OF ANALYSES AND REPORTS CONCERNING ISSUERS, SECURITIES OR INDUSTRIES; PROVIDING INFORMATION ON ECONOMIC FACTORS AND TRENDS; ASSISTING IN DETERMINING PORTFOLIO STRATEGY; PROVIDING COMPUTER SOFTWARE USED IN SECURITY ANALYSES; PROVIDING PORTFOLIO PERFORMANCE EVALUATION AND TECHNICAL MARKET ANALYSES; AND PROVIDING OTHER SERVICES RELEVANT TO THE INVESTMENT DECISION MAKING PROCESS. OTHER SUCH SERVICES ARE DESIGNED PRIMARILY TO ASSIST THE ADVISOR IN MONITORING THE INVESTMENT ACTIVITIES OF THE SUBADVISOR(S) OF THE FUND. SUCH SERVICES INCLUDE PORTFOLIO ATTRIBUTION SYSTEMS, RETURN-BASED STYLE ANALYSIS, AND TRADE-EXECUTION ANALYSIS. THE ADVISOR AND/OR SUBADVISORS MAY ALSO DIRECT SELLING CONCESSIONS AND/OR DISCOUNTS IN FIXED-PRICE OFFERINGS FOR RESEARCH SERVICES.
     IF,  IN  THE  JUDGMENT  OF  THE ADVISOR OR SUBADVISOR(S), THE FUND OR OTHER
ACCOUNTS MANAGED BY THEM WILL BE BENEFITED BY SUPPLEMENTAL RESEARCH SERVICES, THEY ARE AUTHORIZED TO PAY BROKERAGE COMMISSIONS TO A BROKER FURNISHING SUCH SERVICES WHICH ARE IN EXCESS OF COMMISSIONS WHICH ANOTHER BROKER MAY HAVE CHARGED FOR EFFECTING THE SAME TRANSACTION. IT IS THE POLICY OF THE ADVISOR THAT SUCH RESEARCH SERVICES WILL BE USED FOR THE BENEFIT OF THE FUND AS WELL AS OTHER CALVERT GROUP FUNDS AND MANAGED ACCOUNTS.

     FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1999, THE ADVISOR AND/OR SUBADVISORS DIRECTED BROKERAGE FOR RESEARCH SERVICES IN THE FOLLOWING AMOUNTS:
                                                 RELATED
     PORTFOLIO               AMOUNT  OF  TRANSACTIONS          COMMISSIONS

     BALANCED          $224,914,459               $224,727
EQUITY               $63,298,419               $84,520
BOND               $0                    $0
MANAGED  INDEX          $0                    $0

     THE  PORTFOLIO TURNOVER RATES FOR THE LAST TWO FISCAL YEARS ARE AS FOLLOWS:
          1998     1999
     BALANCED     185%     175%
     EQUITY     110%     51%*
     BOND     620%     570%
     MANAGED  INDEX     N/A     56%

*1998  WAS HIGHER DUE TO NEW SUBADVISOR TAKING OVER MANAGEMENT OF THE PORTFOLIO.

                        PERSONAL SECURITIES TRANSACTIONS
                        --------------------------------

     THE FUND, ITS ADVISORS, AND PRINCIPAL UNDERWRITER HAVE ADOPTED A CODE OF ETHICS PURSUANT TO RULE 17J-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE CODE OF ETHICS IS DESIGNED TO PROTECT THE PUBLIC FROM ABUSIVE TRADING PRACTICES AND TO MAINTAIN ETHICAL STANDARDS FOR ACCESS PERSONS AS DEFINED IN THE RULE WHEN DEALING WITH THE PUBLIC. THE CODE OF ETHICS PERMITS THE FUND'S INVESTMENT PERSONNEL TO INVEST IN SECURITIES THAT MAYBE PURCHASED OR HELD BY THE FUND. THE CODE OF ETHICS CONTAINS CERTAIN CONDITIONS SUCH AS PRECLEARANCE AND RESTRICTIONS ON USE OF MATERIAL INFORMATION.

                     INDEPENDENT ACCOUNTANTS AND CUSTODIANS
                     --------------------------------------

     PRICEWATERHOUSECOOPERS LLP HAS BEEN SELECTED BY THE BOARD OF TRUSTEES TO SERVE AS INDEPENDENT ACCOUNTANTS FOR FISCAL YEAR 2000. STATE STREET BANK & TRUST COMPANY, N.A., 225 FRANKLIN STREET, BOSTON, MA 02110, SERVES AS CUSTODIAN OF THE FUND'S INVESTMENTS. ALLFIRST FINANCIAL, INC., 25 SOUTH CHARLES STREET, BALTIMORE, MARYLAND 21203 ALSO SERVES AS CUSTODIAN OF CERTAIN OF THE FUND'S CASH ASSETS. THE CUSTODIANS HAVE NO PART IN DECIDING THE FUND'S INVESTMENT POLICIES OR THE CHOICE OF SECURITIES THAT ARE TO BE PURCHASED OR SOLD FOR THE FUND'S PORTFOLIOS.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
               ---------------------------------------------------

     AS OF JANUARY 14, 2000, THE FOLLOWING SHAREHOLDERS OWNED OF RECORD 5% OR MORE OF THE CLASS OF THE FUND AS SHOWN:

     NAME  AND  ADDRESS                                         %  OF  OWNERSHIP

MONEY  MARKET  PORTFOLIO
     UNITED  MINE WORKERS OF AMERICA                                        5.01
%
     CASH  DEFERRED  SAVINGS  TRUST  OF  98
              C/O  MARC  CLAY
              4455  CONNECTICUT  AVE.,  NW
              WASHINGTON,  DC  20008-2328

     AMNESTY  INTERNATIONAL  USA  INC.
9.45%
     GARY  GISCOMBE
              322  8TH  AVENUE
              NEW  YORK,  NY  10001-8001

     MLPF&S  FOR THE SOLE BENEFIT OF ITS CUSTOMERS               13.16% OF CLASS
B
     FUND  ADMINISTRATION
     4800  DEER  LAKE  DR.  E  FL  3
     JACKSONVILLE,  FL  32246-6484

     COMMONWEALTH  OF MASSACHUSETTS DEFERRED                   92.77% OF CLASS I
     COMPENSATION  PLAN  TRUST
     ONE  ASHBURTON  PL
     BOSTON,  MASSACHUSETTS  02108-1518

     ACACIA  GROUP  CAPITAL                          7.23%  OF  CLASS  I
     ACCUMULATION  PLAN
     LAURA  PIERRON
     7315  WISCONSIN  AVENUE
     BETHESDA,  MD  20814-3202

BOND  PORTFOLIO
     CHARLES  SCHWAB  &  CO.  INC.                        7.92%  OF  CLASS  A
     REINVEST  ACCOUNT
     MUTUAL  FUND  DEPARTMENT
     101  MONTGOMERY  STREET
     SAN  FRANCISCO,  CA  94104-4122

     MLPF&S  FOR  THE  SOLE  BENEFIT OF ITS CUSTOMERS                   7.59% OF
CLASS  B
     FUND  ADMINISTRATION
     4800  DEER  LAKE  DR.  E  FL  3
     JACKSONVILLE,  FL  32246-6484


     MLPF&S  FOR  THE SOLE BENEFIT OF ITS CUSTOMERS             6.90% OF CLASS C
     FUND  ADMINISTRATION
     4800  DEER  LAKE  DR.  E  FL  3
     JACKSONVILLE,  FL  32246-6484

     NFSC  FEBO  #  HDM-  155276                       6.39%  OF  CLASS  C
     WILMA  K  WILKIE  TRUST
     4503  FARMERS  RD
     HONOLULU,  HI  96816-5216

     DONALDSON  LUFKIN  JENRETTE                       36.51%  OF  CLASS  C
     SECURITIES  CORP  INC.
     PO  BOX  2052
     JERSEY  CITY,  NJ  07303-2052

EQUITY  PORTFOLIO
     MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS                 5.16% OF CLASS
A
     FUND  ADMINISTRATION
     4800  DEER  LAKE  DR.  E  FL  3
     JACKSONVILLE,  FL  32246-6484

     MLPF&S  FOR  THE SOLE BENEFIT OF ITS CUSTOMERS            17.76% OF CLASS B
     FUND  ADMINISTRATION
     4800  DEER  LAKE  DR.  E  FL  3
     JACKSONVILLE,  FL  32246-6484

     MLPF&S  FOR  THE SOLE BENEFIT OF ITS CUSTOMERS             7.97% OF CLASS C
     FUND  ADMINISTRATION
     4800  DEER  LAKE  DR.  E  FL  3
     JACKSONVILLE,  FL  32246-6484

     TRINITY  COLLEGE                       100%  OF  CLASS  I
     125  MICHIGAN  AVENUE,  NE
     WASHINGTON,  DC  20017-1090

MANAGED  INDEX  PORTFOLIO
     MLPF&S  FOR  THE  SOLE  BENEFIT OF ITS CUSTOMERS                  11.73% OF
CLASS  C
     FUND  ADMINISTRATION
     4800  DEER  LAKE  DR.  E  FL  3
     JACKSONVILLE,  FL  32246-6484

     GENERAL  TEAMSTERS LOCAL #174                                5.11% OF CLASS
C
     LABOR  UNION  STRIKE  FUND
     553  JOHN  STREET
     SEATTLE,  WASHINGTON  98109-5014

     LEGG MASON WOOD WALKER INC.                                          19.00%
OF  CLASS  C
     302-10415-16
     PO  BOX  1476
     BALTIMORE,  MD  21203-1476

     ACACIA  RETIREMENT  PLAN                               99.68%  OF  CLASS  I
     MS.  TINA  UDELL
     5900  O  STREET
     LINCOLN,  NE  68510-2234

                               GENERAL INFORMATION
                               -------------------

     THE FUND IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY, ORGANIZED AS A MASSACHUSETTS BUSINESS TRUST ON DECEMBER 14, 1981. PRIOR TO DECEMBER 1, 1998, THE BALANCED PORTFOLIO WAS NAMED THE MANAGED GROWTH PORTFOLIO. ALL PORTFOLIOS ARE DIVERSIFIED EXCEPT THE BOND PORTFOLIO, WHICH IS NONDIVERSIFIED. THE FUND'S DECLARATION OF TRUST CONTAINS AN EXPRESS DISCLAIMER OF SHAREHOLDER LIABILITY FOR ACTS OR OBLIGATIONS OF THE FUND. THE SHAREHOLDERS OF A MASSACHUSETTS BUSINESS TRUST MIGHT, HOWEVER, UNDER CERTAIN CIRCUMSTANCES, BE HELD PERSONALLY LIABLE AS PARTNERS FOR ITS OBLIGATIONS. THE DECLARATION OF TRUST PROVIDES FOR INDEMNIFICATION AND REIMBURSEMENT OF EXPENSES OUT OF FUND ASSETS FOR ANY SHAREHOLDER HELD PERSONALLY LIABLE FOR OBLIGATIONS OF THE FUND. THE DECLARATION OF TRUST ALSO PROVIDES THAT THE FUND SHALL, UPON REQUEST, ASSUME THE DEFENSE OF ANY CLAIM MADE AGAINST ANY SHAREHOLDER FOR ANY ACT OR OBLIGATION OF THE FUND AND SATISFY ANY JUDGMENT THEREON. THE DECLARATION OF TRUST FURTHER PROVIDES THAT THE FUND MAY MAINTAIN APPROPRIATE INSURANCE (FOR EXAMPLE, FIDELITY BONDING AND ERRORS AND OMISSIONS INSURANCE) FOR THE PROTECTION OF THE FUND, ITS SHAREHOLDERS, TRUSTEES, OFFICERS, EMPLOYEES AND AGENTS TO COVER POSSIBLE TORT AND OTHER LIABILITIES. THUS, THE RISK OF A SHAREHOLDER INCURRING FINANCIAL LOSS ON ACCOUNT OF SHAREHOLDER LIABILITY IS LIMITED TO CIRCUMSTANCES IN WHICH BOTH INADEQUATE INSURANCE EXISTS AND THE FUND ITSELF IS UNABLE TO MEET ITS OBLIGATIONS.
     EACH SHARE OF EACH SERIES REPRESENTS AN EQUAL PROPORTIONATE INTEREST IN THAT SERIES WITH EACH OTHER SHARE AND IS ENTITLED TO SUCH DIVIDENDS AND DISTRIBUTIONS OUT OF THE INCOME BELONGING TO SUCH SERIES AS DECLARED BY THE BOARD. THE BALANCED, BOND, EQUITY, AND MANAGED INDEX PORTFOLIOS EACH OFFER FOUR SEPARATE CLASSES OF SHARES: CLASS A, CLASS B, CLASS C AND CLASS I. EACH CLASS REPRESENTS INTERESTS IN THE SAME PORTFOLIO OF INVESTMENTS BUT, AS FURTHER DESCRIBED IN THE PROSPECTUS, EACH CLASS IS SUBJECT TO DIFFERING SALES CHARGES AND EXPENSES, WHICH DIFFERENCES WILL RESULT IN DIFFERING NET ASSET VALUES AND DISTRIBUTIONS. UPON ANY LIQUIDATION OF THE FUND, SHAREHOLDERS OF EACH CLASS ARE ENTITLED TO SHARE PRO RATA IN THE NET ASSETS BELONGING TO THAT SERIES AVAILABLE FOR DISTRIBUTION.
     THE FUND IS NOT REQUIRED TO HOLD ANNUAL SHAREHOLDER MEETINGS, BUT SPECIAL MEETINGS MAY BE CALLED FOR CERTAIN PURPOSES SUCH AS ELECTING TRUSTEES, CHANGING FUNDAMENTAL POLICIES, OR APPROVING A MANAGEMENT CONTRACT. AS A SHAREHOLDER, YOU RECEIVE ONE VOTE FOR EACH SHARE YOU OWN, EXCEPT THAT MATTERS AFFECTING CLASSES DIFFERENTLY, SUCH AS DISTRIBUTION PLANS, WILL BE VOTED ON SEPARATELY BY THE AFFECTED CLASS(ES).

                                    APPENDIX
                                    --------

CORPORATE  BOND  AND  COMMERCIAL  PAPER  RATINGS
CORPORATE  BONDS:
DESCRIPTION  OF MOODY'S INVESTORS SERVICE INC.'S/STANDARD & POOR'S BOND RATINGS:
     AAA/AAA: BEST QUALITY. THESE BONDS CARRY THE SMALLEST DEGREE OF INVESTMENT RISK AND ARE GENERALLY REFERRED TO AS "GILT EDGE." INTEREST PAYMENTS ARE PROTECTED BY A LARGE OR BY AN EXCEPTIONALLY STABLE MARGIN AND PRINCIPAL IS SECURE. THIS RATING INDICATES AN EXTREMELY STRONG CAPACITY TO PAY PRINCIPAL AND INTEREST.
     AA/AA: BONDS RATED AA ALSO QUALIFY AS HIGH-QUALITY DEBT OBLIGATIONS. CAPACITY TO PAY PRINCIPAL AND INTEREST IS VERY STRONG, AND IN THE MAJORITY OF INSTANCES THEY DIFFER FROM AAA ISSUES ONLY IN SMALL DEGREE. THEY ARE RATED LOWER THAN THE BEST BONDS BECAUSE MARGINS OF PROTECTION MAY NOT BE AS LARGE AS IN AAA SECURITIES, FLUCTUATION OF PROTECTIVE ELEMENTS MAY BE OF GREATER AMPLITUDE, OR THERE MAY BE OTHER ELEMENTS PRESENT WHICH MAKE LONG-TERM RISKS APPEAR SOMEWHAT LARGER THAN IN AAA SECURITIES.
     A/A: UPPER-MEDIUM GRADE OBLIGATIONS. FACTORS GIVING SECURITY TO PRINCIPAL AND INTEREST ARE CONSIDERED ADEQUATE, BUT ELEMENTS MAY BE PRESENT WHICH MAKE THE BOND SOMEWHAT MORE SUSCEPTIBLE TO THE ADVERSE EFFECTS OF CIRCUMSTANCES AND ECONOMIC CONDITIONS.
     BAA/BBB: MEDIUM GRADE OBLIGATIONS; ADEQUATE CAPACITY TO PAY PRINCIPAL AND INTEREST. WHEREAS THEY NORMALLY EXHIBIT ADEQUATE PROTECTION PARAMETERS, ADVERSE ECONOMIC CONDITIONS OR CHANGING CIRCUMSTANCES ARE MORE LIKELY TO LEAD TO A WEAKENED CAPACITY TO PAY PRINCIPAL AND INTEREST FOR BONDS IN THIS CATEGORY THAN FOR BONDS IN HIGHER RATED CATEGORIES.
     BA/BB, B/B, CAA/CCC, CA/CC: DEBT RATED IN THESE CATEGORIES IS REGARDED AS PREDOMINANTLY SPECULATIVE WITH RESPECT TO CAPACITY TO PAY INTEREST AND REPAY PRINCIPAL. THE HIGHER THE DEGREE OF SPECULATION, THE LOWER THE RATING. WHILE SUCH DEBT WILL LIKELY HAVE SOME QUALITY AND PROTECTIVE CHARACTERISTICS, THESE ARE OUTWEIGHED BY LARGE UNCERTAINTIES OR MAJOR RISK EXPOSURE TO ADVERSE CONDITIONS.
     C/C:  THIS  RATING  IS  ONLY FOR INCOME BONDS ON WHICH NO INTEREST IS BEING
PAID.
     D:  DEBT  IN  DEFAULT;  PAYMENT OF INTEREST AND/OR PRINCIPAL IS IN ARREARS.

COMMERCIAL  PAPER  RATINGS:
     MOODY'S  INVESTORS  SERVICE,  INC.:
     THE  PRIME  RATING  IS  THE  HIGHEST  COMMERCIAL  PAPER  RATING ASSIGNED BY
MOODY'S.  AMONG  THE  FACTORS CONSIDERED BY MOODY'S IN ASSIGNING RATINGS ARE THE
FOLLOWING: (1) EVALUATION OF THE MANAGEMENT OF THE ISSUER; (2) ECONOMIC EVALUATION OF THE ISSUER'S INDUSTRY OR INDUSTRIES AND AN APPRAISAL OF SPECULATIVE-TYPE RISKS WHICH MAY BE INHERENT IN CERTAIN AREAS; (3) EVALUATION OF THE ISSUER'S PRODUCTS IN RELATION TO COMPETITION AND CUSTOMER ACCEPTANCE; (4) LIQUIDITY; (5) AMOUNT AND QUALITY OF LONG-TERM DEBT; (6) TREND OF EARNINGS OVER A PERIOD OF TEN YEARS; (7) FINANCIAL STRENGTH OF A PARENT COMPANY AND THE RELATIONSHIPS WHICH EXIST WITH THE ISSUER; AND (8) RECOGNITION BY MANAGEMENT OF OBLIGATIONS WHICH MAY BE PRESENT OR MAY ARISE AS A RESULT OF PUBLIC INTEREST QUESTIONS AND PREPARATIONS TO MEET SUCH OBLIGATIONS. ISSUERS WITHIN THIS PRIME CATEGORY MAY BE GIVEN RATINGS 1, 2, OR 3, DEPENDING ON THE RELATIVE STRENGTHS OF THESE FACTORS.
     STANDARD  &  POOR'S  CORPORATION:
     COMMERCIAL  PAPER  RATED  A  BY  STANDARD  &  POOR'S  HAS  THE  FOLLOWING
CHARACTERISTICS:  (I)  LIQUIDITY  RATIOS ARE ADEQUATE TO MEET CASH REQUIREMENTS;
(II) LONG-TERM SENIOR DEBT RATING SHOULD BE A OR BETTER, ALTHOUGH IN SOME CASES BBB CREDITS MAY BE ALLOWED IF OTHER FACTORS OUTWEIGH THE BBB; (III) THE ISSUER SHOULD HAVE ACCESS TO AT LEAST TWO ADDITIONAL CHANNELS OF BORROWING; (IV) BASIC EARNINGS AND CASH FLOW SHOULD HAVE AN UPWARD TREND WITH ALLOWANCES MADE FOR UNUSUAL CIRCUMSTANCES; AND (V) TYPICALLY THE ISSUER'S INDUSTRY SHOULD BE WELL ESTABLISHED AND THE ISSUER SHOULD HAVE A STRONG POSITION WITHIN ITS INDUSTRY AND THE RELIABILITY AND QUALITY OF MANAGEMENT SHOULD BE UNQUESTIONED. ISSUERS RATED A ARE FURTHER REFERRED TO BY USE OF NUMBERS 1, 2 AND 3 TO DENOTE THE RELATIVE STRENGTH WITHIN THIS HIGHEST CLASSIFICATION.

                                LETTER OF INTENT


                                                                            DATE

CALVERT  DISTRIBUTORS,  INC.
4550  MONTGOMERY  AVENUE
BETHESDA,  MD  20814

LADIES  AND  GENTLEMEN:

     BY SIGNING THIS LETTER OF INTENT, OR AFFIRMATIVELY MARKING THE LETTER OF INTENT OPTION ON MY FUND ACCOUNT APPLICATION FORM, I AGREE TO BE BOUND BY THE TERMS AND CONDITIONS APPLICABLE TO LETTERS OF INTENT APPEARING IN THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION FOR THE FUND AND THE PROVISIONS DESCRIBED BELOW AS THEY MAY BE AMENDED FROM TIME TO TIME BY THE FUND. SUCH AMENDMENTS WILL APPLY AUTOMATICALLY TO EXISTING LETTERS OF INTENT.

     I INTEND TO INVEST IN THE SHARES OF:_____________________ (FUND OR PORTFOLIO NAME) DURING THE THIRTEEN (13) MONTH PERIOD FROM THE DATE OF MY FIRST PURCHASE PURSUANT TO THIS LETTER (WHICH CANNOT BE MORE THAN NINETY (90) DAYS PRIOR TO THE DATE OF THIS LETTER OR MY FUND ACCOUNT APPLICATION FORM, WHICHEVER IS APPLICABLE), AN AGGREGATE AMOUNT (EXCLUDING ANY REINVESTMENTS OF DISTRIBUTIONS) OF AT LEAST FIFTY THOUSAND DOLLARS ($50,000) WHICH, TOGETHER WITH MY CURRENT HOLDINGS OF THE FUND (AT PUBLIC OFFERING PRICE ON DATE OF THIS LETTER OR MY FUND ACCOUNT APPLICATION FORM, WHICHEVER IS APPLICABLE), WILL EQUAL OR EXCEED THE AMOUNT CHECKED BELOW:

     __  $50,000  __  $100,000  __  $250,000  __  $500,000  __  $1,000,000

     SUBJECT TO THE CONDITIONS SPECIFIED BELOW, INCLUDING THE TERMS OF ESCROW, TO WHICH I HEREBY AGREE, EACH PURCHASE OCCURRING AFTER THE DATE OF THIS LETTER WILL BE MADE AT THE PUBLIC OFFERING PRICE APPLICABLE TO A SINGLE TRANSACTION OF THE DOLLAR AMOUNT SPECIFIED ABOVE, AS DESCRIBED IN THE FUND'S PROSPECTUS. "FUND" IN THIS LETTER OF INTENT SHALL REFER TO THE FUND OR PORTFOLIO, AS THE CASE MAY BE. NO PORTION OF THE SALES CHARGE IMPOSED ON PURCHASES MADE PRIOR TO THE DATE OF THIS LETTER WILL BE REFUNDED.

     I AM MAKING NO COMMITMENT TO PURCHASE SHARES, BUT IF MY PURCHASES WITHIN THIRTEEN MONTHS FROM THE DATE OF MY FIRST PURCHASE DO NOT AGGREGATE THE MINIMUM AMOUNT SPECIFIED ABOVE, I WILL PAY THE INCREASED AMOUNT OF SALES CHARGES PRESCRIBED IN THE TERMS OF ESCROW DESCRIBED BELOW. I UNDERSTAND THAT 4.75% OF THE MINIMUM DOLLAR AMOUNT SPECIFIED ABOVE WILL BE HELD IN ESCROW IN THE FORM OF SHARES (COMPUTED TO THE NEAREST FULL SHARE). THESE SHARES WILL BE HELD SUBJECT TO THE TERMS OF ESCROW DESCRIBED BELOW.

     FROM THE INITIAL PURCHASE (OR SUBSEQUENT PURCHASES IF NECESSARY), 4.75% OF THE DOLLAR AMOUNT SPECIFIED IN THIS LETTER SHALL BE HELD IN ESCROW IN SHARES OF THE FUND BY THE FUND'S TRANSFER AGENT. FOR EXAMPLE, IF THE MINIMUM AMOUNT SPECIFIED UNDER THE LETTER IS $50,000, THE ESCROW SHALL BE SHARES VALUED IN THE AMOUNT OF $2,375 (COMPUTED AT THE PUBLIC OFFERING PRICE ADJUSTED FOR A $50,000 PURCHASE). ALL DIVIDENDS AND ANY CAPITAL GAINS DISTRIBUTION ON THE ESCROWED SHARES WILL BE CREDITED TO MY ACCOUNT.

     IF THE TOTAL MINIMUM INVESTMENT SPECIFIED UNDER THE LETTER IS COMPLETED WITHIN A THIRTEEN MONTH PERIOD, ESCROWED SHARES WILL BE PROMPTLY RELEASED TO ME. HOWEVER, SHARES DISPOSED OF PRIOR TO COMPLETION OF THE PURCHASE REQUIREMENT UNDER THE LETTER WILL BE DEDUCTED FROM THE AMOUNT REQUIRED TO COMPLETE THE INVESTMENT COMMITMENT.

     UPON EXPIRATION OF THIS LETTER, THE TOTAL PURCHASES PURSUANT TO THE LETTER ARE LESS THAN THE AMOUNT SPECIFIED IN THE LETTER AS THE INTENDED AGGREGATE PURCHASES, CALVERT DISTRIBUTORS, INC. ("CDI") WILL BILL ME FOR AN AMOUNT EQUAL TO THE DIFFERENCE BETWEEN THE LOWER LOAD I PAID AND THE DOLLAR AMOUNT OF SALES CHARGES WHICH I WOULD HAVE PAID IF THE TOTAL AMOUNT PURCHASED HAD BEEN MADE AT A SINGLE TIME. IF NOT PAID BY THE INVESTOR WITHIN 20 DAYS, CDI WILL DEBIT THE DIFFERENCE FROM MY ACCOUNT. FULL SHARES, IF ANY, REMAINING IN ESCROW AFTER THE AFOREMENTIONED ADJUSTMENT WILL BE RELEASED AND, UPON REQUEST, REMITTED TO ME.

     I IRREVOCABLY CONSTITUTE AND APPOINT CDI AS MY ATTORNEY-IN-FACT, WITH FULL POWER OF SUBSTITUTION, TO SURRENDER FOR REDEMPTION ANY OR ALL ESCROWED SHARES ON THE BOOKS OF THE FUND. THIS POWER OF ATTORNEY IS COUPLED WITH AN INTEREST.

     THE COMMISSION ALLOWED BY CDI TO THE BROKER-DEALER NAMED HEREIN SHALL BE AT THE RATE APPLICABLE TO THE MINIMUM AMOUNT OF MY SPECIFIED INTENDED PURCHASES.

     THE LETTER MAY BE REVISED UPWARD BY ME AT ANY TIME DURING THE THIRTEEN-MONTH PERIOD, AND SUCH A REVISION WILL BE TREATED AS A NEW LETTER, EXCEPT THAT THE THIRTEEN-MONTH PERIOD DURING WHICH THE PURCHASE MUST BE MADE WILL REMAIN UNCHANGED AND THERE WILL BE NO RETROACTIVE REDUCTION OF THE SALES CHARGES PAID ON PRIOR PURCHASES.

     IN DETERMINING THE TOTAL AMOUNT OF PURCHASES MADE HEREUNDER, SHARES DISPOSED OF PRIOR TO TERMINATION OF THIS LETTER WILL BE DEDUCTED. MY BROKER-DEALER SHALL REFER TO THIS LETTER OF INTENT IN PLACING ANY FUTURE PURCHASE ORDERS FOR ME WHILE THIS LETTER IS IN EFFECT.



DEALER     NAME  OF  INVESTOR(S)


BY
     AUTHORIZED  SIGNER     ADDRESS



DATE     SIGNATURE  OF  INVESTOR(S)



DATE     SIGNATURE  OF  INVESTOR(S)

INVESTMENT  ADVISOR
CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MARYLAND  20814

SHAREHOLDER  SERVICES     TRANSFER  AGENT
CALVERT  SHAREHOLDER  SERVICES,  INC.     NATIONAL FINANCIAL DATA SERVICES, INC.
4550  MONTGOMERY  AVENUE     330  WEST  9TH  STREET
SUITE  1000N     KANSAS  CITY,  MISSOURI  64105
BETHESDA,  MARYLAND  20814

PRINCIPAL  UNDERWRITER     INDEPENDENT  ACCOUNTANTS
CALVERT  DISTRIBUTORS,  INC.     PRICEWATERHOUSECOOPERS  LLP
4550  MONTGOMERY  AVENUE     250  WEST  PRATT  STREET
SUITE  1000N     BALTIMORE,  MARYLAND  21201
BETHESDA,  MARYLAND  20814

PART  C.  OTHER  INFORMATION

ITEM  23.  EXHIBITS:
99B.1 DECLARATION OF TRUST INCORPORATED BY REFERENCE TO REGISTRANT'S INITIAL REGISTRATION STATEMENT, NOVEMBER 30, 1981 FILED HEREWITH.99B.2
BY-LAWS OF THE TRUST INCORPORATED BY REFERENCE TO REGISTRANT'S PRE-EFFECTIVE AMENDMENT NO. 2, SEPTEMBER 3, 1982, AMENDED IN 1988 FILED HEREWITH.

99.B5. INVESTMENT ADVISORY AGREEMENT, INCORPORATED BY REFERENCE TO REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 27, MARCH 1, 1999, ACCESSION NUMBER 0001047469-98-013128.

99.B5.A  INVESTMENT  SUB-ADVISORY  CONTRACT  (ATLANTA  CAPITAL)  FILED HEREWITH.

99.B5.B INVESTMENT SUB-ADVISORY CONTRACT (BROWN CAPITAL MANAGEMENT) FILED HEREWITH.

99.B5.C  INVESTMENT  SUB-ADVISORY  CONTRACT  (NCM  CAPITAL  MANAGEMENT)
         FILED  HEREWITH.

99.B5.D INVESTMENT SUB-ADVISORY CONTRACT (STATE STREET GLOBAL ADVISORS) FILED HEREWITH.

99.B6    UNDERWRITING  AGREEMENT  INCORPORATED  BY  REFERENCE  TO  POST-
         EFFECTIVE AMENDMENT NO. 27, DATED MARCH 31, 1998, ACCESSION NUMBER 0001047469-98-013128.

99.B7  .  DEFERRED  COMPENSATION  AGREEMENT  INCORPORATED  BY  REFERENCE  TO
         REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 17, DECEMBER 20, 1991 FILED HEREWITH.

99.B8.   CUSTODIAL  CONTRACT,  INCORPORATED  BY  REFERENCE TO REGISTRANT'S POST-
         EFFECTIVE AMENDMENT NO. 25, DATED JANUARY 31, 1998, ACCESSION NUMBER 0000356682-98-000001.

99.B9.A.  TRANSFER  AGENCY  CONTRACT  AND  SHAREHOLDER  SERVICING  CONTRACT,
         INCORPORATED BY REFERENCE TO POST-EFFECTIVE AMENDMENT NO. 27, DATED MARCH 31, 1998, ACCESSION NUMBER 0001047469-98-013128.

99.B9.B.  ADMINISTRATIVE  SERVICES  AGREEMENT  INCORPORATED  BY  REFERENCE  TO
         REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 15, JANUARY 30, 1989, AMENDED IN 1999 FILED HEREWITH.

99.B10   OPINION  AND  CONSENT  OF  COUNSEL  FILED  HEREWITH.

99.B11.  CONSENT  OF  INDEPENDENT  ACCOUNTANTS  TO USE OF REPORT FILED HEREWITH.

99.B15 PLAN OF DISTRIBUTION INCORPORATED BY REFERENCE TO REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 15, OCTOBER 29, 1990 FOR CLASS A
         AND POST-EFFECTIVE AMENDMENT NO. 20, DECEMBER 2, 1994 FOR CLASS B AND C SHARE FILED HEREWITH.

99.B17.A  MULTIPLE-CLASS  PLAN  PURSUANT  TO INVESTMENT COMPANY ACT OF 1940 RULE
         18F-3,  AS  AMENDED  ON  SEPTEMBER  12,  1999,  FILED  HEREWITH.

99.B17.B  POWER  OF  ATTORNEY  FORMS  SIGNED  BY  EACH DIRECTOR, INCORPORATED BY
         REFERENCE TO REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 29, DATED JANUARY 28, 1999, ACCESSION NUMBER 0000356682-99-000001.

99.B18   CODE  OF  ETHICS  FILED  HEREWITH.

ITEM  24.  PERSONS  CONTROLLED  BY  OR  UNDER  COMMON  CONTROL  WITH  REGISTRANT

         NOT  APPLICABLE.

ITEM  25.  INDEMNIFICATION

         REGISTRANT'S DECLARATION OF TRUST, WHICH DECLARATION IS EXHIBIT 1 OF THIS REGISTRATION STATEMENT, PROVIDES, IN SUMMARY, THAT OFFICERS, TRUSTEES, EMPLOYEES, AND AGENTS SHALL BE INDEMNIFIED BY REGISTRANT AGAINST LIABILITIES AND EXPENSES INCURRED BY SUCH PERSONS IN CONNECTION WITH ACTIONS, SUITS, OR PROCEEDINGS ARISING OUT OF THEIR OFFICES OR DUTIES OF EMPLOYMENT, EXCEPT THAT NO INDEMNIFICATION CAN BE MADE TO SUCH A PERSON IF HE HAS BEEN ADJUDGED LIABLE OF WILLFUL MISFEASANCE, BAD FAITH, GROSS NEGLIGENCE, OR RECKLESS DISREGARD OF HIS DUTIES. IN THE ABSENCE OF SUCH AN ADJUDICATION, THE DETERMINATION OF
ELIGIBILITY FOR INDEMNIFICATION SHALL BE MADE BY INDEPENDENT COUNSEL IN A WRITTEN OPINION OR BY THE VOTE OF A MAJORITY OF A QUORUM OF TRUSTEES WHO ARE
NEITHER "INTERESTED PERSONS" OF REGISTRANT, AS THAT TERM IS DEFINED IN SECTION 2(A)(19) OF THE INVESTMENT COMPANY ACT OF 1940, NOR PARTIES TO THE PROCEEDING.

         REGISTRANT'S DECLARATION OF TRUST ALSO PROVIDES THAT REGISTRANT MAY PURCHASE AND MAINTAIN LIABILITY INSURANCE ON BEHALF OF ANY OFFICER, TRUSTEE, EMPLOYEE OR AGENT AGAINST ANY LIABILITIES ARISING FROM SUCH STATUS. IN THIS
REGARD, REGISTRANT MAINTAINS A DIRECTORS & OFFICERS (PARTNERS) LIABILITY INSURANCE POLICY WITH CHUBB GROUP OF INSURANCE COMPANIES, 15 MOUNTAIN VIEW ROAD, WARREN, NEW JERSEY 07061, PROVIDING REGISTRANT WITH $5 MILLION IN DIRECTORS AND OFFICERS LIABILITY COVERAGE, PLUS $5 MILLION IN EXCESS DIRECTORS AND OFFICERS LIABILITY COVERAGE FOR THE INDEPENDENT TRUSTEES/DIRECTORS ONLY. REGISTRANT ALSO MAINTAINS AN $9 MILLION INVESTMENT COMPANY BLANKET BOND ISSUED BY ICI MUTUAL INSURANCE COMPANY, P.O. BOX 730, BURLINGTON, VERMONT, 05402.

ITEM  26.  BUSINESS  AND  OTHER  CONNECTIONS  OF  INVESTMENT  ADVISER

                           NAME  OF  COMPANY,  PRINCIPAL
NAME                       BUSINESS  AND  ADDRESS                   CAPACITY

BARBARA  J.  KRUMSIEK        CALVERT  VARIABLE  SERIES,  INC.          OFFICER
                           CALVERT  MUNICIPAL  FUND,  INC.            AND
                           CALVERT  WORLD  VALUES  FUND,  INC.        DIRECTOR

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           FIRST  VARIABLE  RATE  FUND  FOR           OFFICER
                            GOVERNMENT  INCOME                      AND
                           CALVERT  TAX-FREE  RESERVES              TRUSTEE
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           CALVERT  CASH  RESERVES
                           THE  CALVERT  FUND

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR                      AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY                         AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT                          AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    OFFICER
                           SERVICE  COMPANY                        AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER                           AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT-SLOAN  ADVISERS,  LLC            DIRECTOR
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  NEW  WORLD  FUND,  INC.           DIRECTOR
                           INVESTMENT  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           --------------
                           ALLIANCE  CAPITAL  MGMT. L.P.      SR. VICE PRESIDENT
                           MUTUAL  FUND  DIVISION                   DIRECTOR
                           1345  AVENUE  OF  THE  AMERICAS
                           NEW  YORK,  NY  10105
                           --------------

RONALD  M.  WOLFSHEIMER      FIRST  VARIABLE  RATE  FUND               OFFICER
                            FOR  GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.
                           CALVERT  NEW  WORLD  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           --------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    OFFICER
                           SERVICE  COMPANY                         AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER                           AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT-SLOAN  ADVISERS,  LLC            OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------

DAVID  R.  ROCHAT            FIRST  VARIABLE  RATE  FUND               OFFICER
                            FOR  GOVERNMENT  INCOME                  AND
                           CALVERT  TAX-FREE  RESERVES              TRUSTEE
                           CALVERT  CASH  RESERVES
                           THE  CALVERT  FUND

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  MUNICIPAL  FUND,  INC.           OFFICER
                           INVESTMENT  COMPANY                      AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR                      AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CHELSEA  SECURITIES,  INC.               OFFICER
                           SECURITIES  FIRM                         AND
                           POST  OFFICE  BOX  93                     DIRECTOR
                           CHELSEA,  VERMONT  05038
                           ---------------
                           GRADY,  BERWALD  &  CO.                   OFFICER
                           HOLDING  COMPANY                         AND
                           43A  SOUTH  FINLEY  AVENUE                DIRECTOR
                           BASKING  RIDGE,  NJ  07920
                           ---------------

RENO  J.  MARTINI            CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           FIRST  VARIABLE  RATE  FUND               OFFICER
                            FOR  GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  NEW  WORLD  FUND,  INC.           DIRECTOR
                           INVESTMENT  COMPANY                      AND
                           4550  MONTGOMERY  AVENUE                 OFFICER
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT-SLOAN  ADVISERS,  LLC            DIRECTOR
                           INVESTMENT  ADVISOR                      AND
                           4550  MONTGOMERY  AVENUE                 OFFICER
                           BETHESDA,  MARYLAND  20814
                           ---------------


CHARLES  T.  NASON           AMERITAS  ACACIA  MUTUAL  HOLDING  COMPANY  OFFICER
                           ACACIA  LIFE  INSURANCE             AND  DIRECTOR

                           INSURANCE  COMPANIES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           ACACIA  FINANCIAL  CORPORATION           OFFICER
                           HOLDING  COMPANY                         AND
                           7315  WISCONSIN  AVENUE                  DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           ACACIA  FEDERAL  SAVINGS  BANK            DIRECTOR
                           SAVINGS  BANK
                           7600-B  LEESBURG  PIKE
                           FALLS  CHURCH,  VIRGINIA  22043
                           ---------------
                           ENTERPRISE  RESOURCES,  INC.             DIRECTOR
                           BUSINESS  SUPPORT  SERVICES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           ACACIA  REALTY  SQUARE,  L.L.C.           DIRECTOR
                           REALTY  INVESTMENTS
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           GARDNER  MONTGOMERY  COMPANY             DIRECTOR
                           TAX  RETURN  PREPARATION  SERVICES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                    DIRECTOR
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    DIRECTOR
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     DIRECTOR
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     DIRECTOR
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  SOCIAL  INVESTMENT  FUND         TRUSTEE
                           INVESTMENT  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           -----------------
                           THE  ADVISORS  GROUP,  LTD.               DIRECTOR
                           BROKER-DEALER  AND
                           INVESTMENT  ADVISOR
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------

ROBERT-JOHN  H.             AMERITAS  ACACIA  MUTUAL  HOLDING  COMPANY  OFFICER
                           ACACIA  LIFE  INSURANCE

                           ACACIA  NATIONAL  LIFE  INSURANCE         OFFICER
                           INSURANCE  COMPANY                       AND
                           7315  WISCONSIN  AVENUE                  DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           ACACIA  LIFE  INSURANCE                  OFFICER
                           INSURANCE  COMPANY
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           ACACIA  FINANCIAL  CORPORATION           OFFICER
                           HOLDING  COMPANY                         AND
                           7315  WISCONSIN  AVENUE                  DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           ACACIA  FEDERAL  SAVINGS  BANK            OFFICER
                           SAVINGS  BANK
                           7600-B  LEESBURG  PIKE
                           FALLS  CHURCH,  VIRGINIA  22043
                           ---------------
                           ENTERPRISE  RESOURCES,  INC.             DIRECTOR
                           BUSINESS  SUPPORT  SERVICES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           ACACIA  REALTY  SQUARE,  L.L.C.           DIRECTOR
                           REALTY  INVESTMENTS
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           THE  ADVISORS  GROUP,  LTD.               DIRECTOR
                           BROKER-DEALER  AND
                           INVESTMENT  ADVISOR
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           GARDNER  MONTGOMERY  COMPANY             DIRECTOR
                           TAX  RETURN  PREPARATION  SERVICES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                    DIRECTOR
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    DIRECTOR
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT,  CO.,  INC.    DIRECTOR
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     DIRECTOR
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------

WILLIAM  M.  TARTIKOFF       ACACIA  NATIONAL  LIFE  INSURANCE         OFFICER
                           INSURANCE  COMPANY
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           FIRST  VARIABLE  RATE  FUND  FOR           OFFICER
                            GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.
                           CALVERT  NEW  WORLD  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE                 OFFICER
                           SERVICES  COMPANY
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.  INC.      OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.             DIRECTOR
                           BROKER-DEALER                           AND
                           4550  MONTGOMERY  AVENUE                 OFFICER
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT-SLOAN  ADVISERS,  LLC            OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------

SUSAN  WALKER  BENDER        CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    OFFICER
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT-SLOAN  ADVISERS,  LLC            OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           FIRST  VARIABLE  RATE  FUND  FOR           OFFICER
                            GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.
                           CALVERT  NEW  WORLD  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------

IVY  WAFFORD  DUKE           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    OFFICER
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT-SLOAN  ADVISERS,  LLC            OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           FIRST  VARIABLE  RATE  FUND  FOR           OFFICER
                            GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.
                           CALVERT  NEW  WORLD  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------

JENNIFER  STREAKS           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    OFFICER
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814

VICTOR  FRYE                CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    OFFICER
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           THE  ADVISORS  GROUP,  LTD.               COUNSEL
                           BROKER-DEALER  AND                      AND
                           INVESTMENT  ADVISOR                     COMPLIANCE
                           7315  WISCONSIN  AVENUE                  MANAGER
                           BETHESDA,  MARYLAND  20814
                           ---------------

DANIEL  K.  HAYES            CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------
                           FIRST  VARIABLE  RATE  FUND  FOR           OFFICER
                            GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------

JOHN  NICHOLS               CALVERT  ASSET  MANAGEMENT               OFFICER
                           COMPANY,  INC.
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------

DAVID  LEACH                CALVERT  ASSET  MANAGEMENT               OFFICER
                           COMPANY,  INC.
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------

MATTHEW  D.  GELFAND         CALVERT  ASSET  MANAGEMENT               OFFICER
                           COMPANY,  INC.
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------
                           STRATEGIC  INVESTMENT  MANAGEMENT        OFFICER
                           INVESTMENT  ADVISOR
                           1001  19TH  STREET  NORTH
                           ARLINGTON,  VIRGINIA  20009
                           ------------------

ITEM  27.  PRINCIPAL  UNDERWRITERS

         (A) REGISTRANT'S PRINCIPAL UNDERWRITER UNDERWRITES SHARES OF FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME, CALVERT TAX-FREE RESERVES,
CALVERT SOCIAL INVESTMENT FUND, CALVERT CASH RESERVES, THE CALVERT FUND, CALVERT MUNICIPAL FUND, INC., CALVERT WORLD VALUES FUND, INC., CALVERT NEW WORLD FUND, INC., AND CALVERT VARIABLE SERIES, INC. (FORMERLY NAMED ACACIA CAPITAL CORPORATION).

         (B)      POSITIONS  OF  UNDERWRITER'S  OFFICERS  AND  DIRECTORS

NAME  AND  PRINCIPAL         POSITION(S)  WITH               POSITION(S)  WITH
BUSINESS  ADDRESS           UNDERWRITER                    REGISTRANT

BARBARA  J. KRUMSIEK        DIRECTOR AND PRESIDENT         PRESIDENT AND TRUSTEE

RONALD  M.  WOLFSHEIMER      DIRECTOR,  SENIOR  VICE          TREASURER
                           PRESIDENT  AND  CHIEF  FINANCIAL  OFFICER

WILLIAM  M.  TARTIKOFF       DIRECTOR,  SENIOR  VICE          VICE PRESIDENT AND
                           PRESIDENT  AND  SECRETARY        SECRETARY

CRAIG  CLOYED               SENIOR  VICE  PRESIDENT            NONE

KAREN  BECKER               VICE  PRESIDENT,  OPERATIONS       NONE

MATTHEW  GELFAND           VICE  PRESIDENT                    NONE

GEOFFREY  ASHTON            REGIONAL  VICE  PRESIDENT          NONE

MARTIN  BROWN               REGIONAL  VICE  PRESIDENT          NONE

BILL  HAIRGROVE             REGIONAL  VICE  PRESIDENT          NONE

ANTHONY  EAMES           REGIONAL  VICE  PRESIDENT             NONE

STEVE  HIMBER               REGIONAL  VICE  PRESIDENT          NONE

TANYA  WILLIAMS            REGIONAL  VICE  PRESIDENT           NONE

BEN  OGBOGU                 REGIONAL  VICE  PRESIDENT          NONE

TOM  STANTON                REGIONAL  VICE  PRESIDENT          NONE

CHRISTINE  TESKE            REGIONAL  VICE  PRESIDENT          NONE

JENNIFER  STREAKS           ASSISTANT  SECRETARY              NONE

SUSAN  WALKER  BENDER        ASSISTANT  SECRETARY            ASSISTANT SECRETARY

IVY  WAFFORD  DUKE           ASSISTANT  SECRETARY            ASSISTANT SECRETARY

VICTOR  FRYE                ASSISTANT  SECRETARY              NONE
                           AND  COMPLIANCE  OFFICER

         (C)      INAPPLICABLE.


ITEM  28.  LOCATION  OF  ACCOUNTS  AND  RECORDS

         RONALD  M.  WOLFSHEIMER,  TREASURER
         AND
         WILLIAM  M.  TARTIKOFF,  ASSISTANT  SECRETARY

         4550  MONTGOMERY  AVENUE,  SUITE  1000N
         BETHESDA,  MARYLAND  20814


ITEM  29.  MANAGEMENT  SERVICES

         NOT  APPLICABLE


ITEM  30.  UNDERTAKINGS

         NOT  APPLICABLE


SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT UNDER RULE 485(B) UNDER THE SECURITIES ACT AND HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, DULY AUTHORIZED, IN THE CITY OF BETHESDA, AND STATE OF MARYLAND, ON THE 25TH DAY OF JANUARY, 2000.

CALVERT  SOCIAL  INVESTMENT  FUND

BY:
_________________**________________
BARBARA  J.  KRUMSIEK
SENIOR  VICE  PRESIDENT  AND  TRUSTEE


         SIGNATURES

PURSUANT  TO  THE  REQUIREMENTS  OF  THE  SECURITIES  ACT  OF  1933,
THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED.

SIGNATURE                           TITLE                     DATE

__________**____________            PRESIDENT  AND             1/25/2000
D.  WAYNE  SILBY                      TRUSTEE  (PRINCIPAL  EXECUTIVE  OFFICER)

__________**____________            EXECUTIVE  VICE            1/25/2000
JOHN  G.  GUFFEY,  JR.                 PRESIDENT  AND  TRUSTEE

__________**____________            SENIOR  VICE  PRESIDENT     1/25/2000
BARBARA  J.  KRUMSIEK                 AND  TRUSTEE

__________**____________            PRINCIPAL  ACCOUNTING      1/25/2000
RONALD  M.  WOLFSHEIMER               OFFICER

__________**____________            TRUSTEE                   1/25/2000
REBECCA  L.  ADAMSON

__________**____________            TRUSTEE                   1/25/2000
RICHARD  L.  BAIRD,  JR.

________________________            TRUSTEE                   1/25/2000
JOY  V.  JONES

__________**____________            TRUSTEE                   1/25/2000
TERRENCE  J.  MOLLNER

__________**____________            TRUSTEE                   1/25/2000
SYDNEY  AMARA  MORRIS

__________**____________            TRUSTEE                   1/25/2000
CHARLES  T.  NASON


**  SIGNED  BY  SUSAN  BENDER  PURSUANT  TO  POWER  OF  ATTORNEY.